REGISTRATION NO.333-134304
                                                REGISTRATION NO. 811-04234
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   | |

      PRE-EFFECTIVE AMENDMENT NO.                                         | |

      POST-EFFECTIVE AMENDMENT NO. 10                                     |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           | |

      AMENDMENT NO. 42                                                    |X|

                              --------------------

                          MONY AMERICA VARIABLE ACCOUNT L
                              (EXACT NAME OF TRUST)

                      MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)

              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                  Vice President and Associate General Counsel
                     MONY Life Insurance Company of America
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:
(check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on April 30, 2010 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(l) of Rule 485
     |_| on                pursuant to paragraph (a)(l) of rule 485
     |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     |_| on                pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES BEING REGISTERED:   Units of interest in MONY America
                                        Variable Account L

================================================================================
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Incentive Life Legacy(R)
An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.

PROSPECTUS DATED MAY 1, 2010


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.
--------------------------------------------------------------------------------



This prospectus describes the Incentive Life Legacy(R) policy, but is not itself a policy. The policy, which includes the policy form, the application and any applicable endorsement or riders, is the entire policy between you and MONY America and governs with respect to all features, benefits, rights and obligations. The description of the policy's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the policy, the description of the policy's provisions in this prospectus is qualified in its entirety by the terms of the actual policy. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional feature and benefits.

The policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.



WHAT IS INCENTIVE LIFE LEGACY(R)?


Incentive Life Legacy(R) was issued by MONY America. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:



-----------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------
o All Asset Allocation(3)                      o EQ/GAMCO Mergers and Acquisitions
o American Century VP Mid Cap                  o EQ/GAMCO Small Company Value
  Value Fund(3)                                o EQ/Global Bond PLUS
o AXA Aggressive Allocation(1)                 o EQ/Global Multi-Sector Equity
o AXA Conservative Allocation(1)               o EQ/Intermediate Government Bond
o AXA Conservative-Plus Allocation(1)            Index
o AXA Moderate Allocation(1)                   o EQ/International Core PLUS
o AXA Moderate-Plus Allocation(1)              o EQ/International Growth
o AXA Tactical Manager 400-I(3)                o EQ/JPMorgan Value Opportunities
o AXA Tactical Manager 500-I(3)                o EQ/Large Cap Core PLUS
o AXA Tactical Manager 2000-I(3)               o EQ/Large Cap Growth Index
o AXA Tactical Manager International-I(3)      o EQ/Large Cap Growth PLUS
o EQ/AllianceBernstein International           o EQ/Large Cap Value Index
o EQ/AllianceBernstein Small Cap               o EQ/Large Cap Value PLUS
  Growth                                       o EQ/Lord Abbett Growth and Income
o EQ/BlackRock Basic Value Equity              o EQ/Lord Abbett Large Cap Core
o EQ/BlackRock International Value             o EQ/Mid Cap Index
o EQ/Boston Advisors Equity Income             o EQ/Mid Cap Value PLUS
o EQ/Calvert Socially Responsible              o EQ/Money Market
o EQ/Capital Guardian Growth                   o EQ/Montag & Caldwell Growth
o EQ/Capital Guardian Research                 o EQ/Morgan Stanley Mid Cap Growth(2)
o EQ/Common Stock Index                        o EQ/PIMCO Ultra Short Bond
o EQ/Core Bond Index                           o EQ/Quality Bond PLUS
o EQ/Equity 500 Index                          o EQ/Small Company Index
o EQ/Equity Growth PLUS
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
o EQ/T. Rowe Price Growth Stock                o MFS(R) International Value Portfolio(3)
o EQ/UBS Growth and Income                     o MFS(R) Investors Growth Stock Series(3)
o EQ/Van Kampen Comstock                       o MFS(R) Investors Trust Series(3)
o EQ/Wells Fargo Advantage Omega               o Multimanager Aggressive Equity
  Growth(2)                                    o Multimanager Core Bond
o Fidelity(R) VIP Contrafund(R) Portfolio(3)   o Multimanager International Equity
o Fidelity(R) VIP Growth & Income              o Multimanager Large Cap Core Equity
  Portfolio(3)                                 o Multimanager Large Cap Growth(4)
o Fidelity(R) VIP Mid Cap Portfolio(3)         o Multimanager Large Cap Value
o Franklin Rising Dividends Securities         o Multimanager Mid Cap Growth
  Fund(3)                                      o Multimanager Mid Cap Value
o Franklin Small Cap Value Securities          o Multimanager Multi-Sector Bond
  Fund(3)                                      o Multimanager Small Cap Growth
o Franklin Strategic Income Securities         o Multimanager Small Cap Value
  Fund(3)                                      o Multimanager Technology
o Goldman Sachs VIT Mid Cap Value              o Mutual Shares Securities Fund(3)
  Fund(3)                                      o PIMCO CommodityRealReturn(R)
o Invesco V.I. Global Real Estate Fund(3)        Strategy Portfolio(3)
o Invesco V.I. International Growth            o PIMCO Real Return Strategy Portfolio(3)
  Fund(3)                                      o PIMCO Total Return Portfolio(3)
o Invesco V.I. Mid Cap Core Equity Fund(3)     o T.Rowe Price Equity Income II(3)
o Invesco V.I. Small Cap Equity Fund(3)        o Templeton Developing Markets
o Ivy Funds VIP Energy(3)                        Securities Fund(3)
o Ivy Funds VIP Mid Cap Growth(3)              o Templeton Global Bond Securities
o Ivy Funds VIP Small Cap Growth(3)              Fund(3)
o Lazard Retirement Emerging Markets           o Templeton Growth Securities Fund(3)
  Equity Portfolio(3)                          o Van Eck VIP Global Hard Assets Fund(3)
-----------------------------------------------------------------------------------------


(1) Also referred to as an "AXA Allocation investment option" in this prospectus.
(2) This is the variable investment option's new name, effective on or about May 15, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(3) Available on or about May 22, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.
(4) Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned substitution of this variable investment option.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                 X03059/AA & ADL



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OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.


OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.



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Contents of this prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
   AND RISKS                                                                 1
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                            1
The minimum amount of premiums you must pay                                  1
You can guarantee that your policy will not terminate
     before a certain date                                                   2
You can elect a "paid up" death benefit guarantee                            2
You can receive an accelerated death benefit under
     the Long Term Care Services(SM) Rider                                   3
Investment options within your policy                                        3
About your life insurance benefit                                            4
Alternative higher death benefit in certain cases                            4
You can increase or decrease your insurance coverage                         5
Accessing your money                                                         6
Risks of investing in a policy                                               6
How the Incentive Life Legacy(R) variable life insurance
     policy is available                                                     6



--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
   WILL PAY                                                                  7
--------------------------------------------------------------------------------
Tables of policy charges                                                     7
How we allocate charges among your investment options                        9
Changes in charges                                                           9



--------------------------------------------------------------------------------
3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                           10
--------------------------------------------------------------------------------
How to reach us                                                             10
About our MONY America Variable Account L                                   11
Your voting privileges                                                      11



--------------------------------------------------------------------------------
4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                       12
--------------------------------------------------------------------------------
Portfolios of the Trusts                                                    12



--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                          20
--------------------------------------------------------------------------------
Your policy account value                                                   20

----------------------

"We," "our" and "us" refer to MONY America. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life Legacy(R) anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.


                                                  Contents of this prospectus  i


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--------------------------------------------------------------------------------
6. TRANSFERRING YOUR MONEY AMONG OUR
   INVESTMENT OPTIONS                                                       21
--------------------------------------------------------------------------------
Transfers you can make                                                      21
How to make transfers                                                       21
Our automatic transfer service                                              21
Our asset rebalancing service                                               22



--------------------------------------------------------------------------------
7. ACCESSING YOUR MONEY                                                     23
--------------------------------------------------------------------------------
Borrowing from your policy                                                  23
Loan extension (for guideline premium test policies only)                   24
Making withdrawals from your policy                                         25
Surrendering your policy for its net cash surrender value                   25
Your option to receive a terminal illness living benefit                    25



--------------------------------------------------------------------------------
8. TAX INFORMATION                                                          27
--------------------------------------------------------------------------------
Basic income tax treatment for you and your beneficiary                     27
Tax treatment of distributions to you (loans, partial
     withdrawals, and full surrender)                                       27
Tax treatment of living benefits rider or Long Term
   Care Services(SM) Rider under a policy with the
   applicable rider                                                         28
Business and employer owned policies                                        29
Requirement that we diversify investments                                   29
Estate, gift, and generation-skipping taxes                                 29
Pension and profit-sharing plans                                            30
Split-dollar and other employee benefit programs                            30
ERISA                                                                       30
Our taxes                                                                   30
When we withhold taxes from distributions                                   30
Possibility of future tax changes and other tax information                 31



--------------------------------------------------------------------------------
9. MORE INFORMATION ABOUT POLICY FEATURES AND
   BENEFITS                                                                 32
--------------------------------------------------------------------------------
Guarantee premium test for no lapse guarantees                              32
Paid up death benefit guarantee                                             32
Other benefits you can add by rider                                         33
Customer loyalty credit                                                     37
Variations among Incentive Life Legacy(R) policies                          37
Your options for receiving policy proceeds                                  37
Your right to cancel within a certain number of days                        37



--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                           38
--------------------------------------------------------------------------------
Deducting policy charges                                                    38
Charges that the Trusts deduct                                              40



--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT
    APPLY TO YOUR POLICY                                                    41
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                               41
Policy issuance                                                             41
Ways to make premium and loan payments                                      42
Assigning your policy                                                       42
You can change your policy's insured person                                 42
Requirements for surrender requests                                         43
Gender-neutral policies                                                     43
Future policy exchanges                                                     43



--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                    44
--------------------------------------------------------------------------------
About our general account                                                   44
Transfers of your policy account value                                      44
Telephone and Internet requests                                             45
Suicide and certain misstatements                                           46
When we pay policy proceeds                                                 46
Changes we can make                                                         46
Reports we will send you                                                    46
Distribution of the policies                                                47
Legal proceedings                                                           48



--------------------------------------------------------------------------------
13. FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L AND
    MONY AMERICA                                                            49
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
14. PERSONALIZED ILLUSTRATIONS                                              50
--------------------------------------------------------------------------------

Illustrations of policy benefits                                            50



--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information
Table of contents
--------------------------------------------------------------------------------

ii  Contents of this prospectus


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Contents of this Prospectus (Cont'd.)


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ
   ADVISORS TRUST
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                          AAA 1-3
AXA Conservative Allocation                                        ACA 1-3
AXA Conservative-Plus Allocation                                  ACPA 1-3
AXA Moderate Allocation                                            AMA 1-3
AXA Moderate-Plus Allocation                                      AMPA 1-3
Multimanager Aggressive Equity                                    MMAE 1-4
Multimanager Core Bond                                            MMCB 1-4
Multimanager International Equity                                 MMIE 1-4
Multimanager Large Cap Core Equity                              MMLCCE 1-4
Multimanager Large Cap Growth                                    MMLCG 1-3
Multimanager Large Cap Value                                     MMLCV 1-4
Multimanager Mid Cap Growth                                      MMMCG 1-4
Multimanager Mid Cap Value                                       MMMCV 1-4
Multimanager Multi-Sector Bond                                    MMSB 1-4
Multimanager Small Cap Growth                                    MMSCG 1-4
Multimanager Small Cap Value                                     MMSCV 1-4
Multimanager Technology                                            MMT 1-4
All Asset Allocation                                              EQAA 1-4
AXA Tactical Manager 2000-I                                     ATM2KI 1-3
AXA Tactical Manager 400-I                                     ATM400I 1-3
AXA Tactical Manager 500-I                                     ATM500I 1-3
AXA Tactical Manager International-I                           ATMINTI 1-4
EQ/AllianceBernstein International                               EQABI 1-3
EQ/AllianceBernstein Small Cap Growth                           EQASCG 1-3
EQ/BlackRock Basic Value Equity                                  EQBBV 1-3
EQ/BlackRock International Value                                EQBINT 1-3
EQ/Boston Advisors Equity Income                                EQBAEI 1-3
EQ/Calvert Socially Responsible                                  EQCSR 1-4
EQ/Capital Guardian Growth                                       EQCGG 1-3
EQ/Capital Guardian Research                                     EQCGR 1-3
EQ/Common Stock Index                                            EQCTI 1-3
EQ/Core Bond Index                                               EQCBI 1-3
EQ/Equity 500 Index                                             EQ500I 1-3
EQ/Equity Growth PLUS                                            EQEGP 1-4
EQ/GAMCO Mergers and Acquisitions                                EQGMA 1-4
EQ/GAMCO Small Company Value                                    EQGSCV 1-3
EQ/Global Bond PLUS                                              EQGBP 1-4
EQ/Global Multi-Sector Equity                                   EQGMSE 1-4
EQ/Intermediate Government Bond Index                           EQIGBI 1-3
EQ/International Core PLUS                                       EQICP 1-4
EQ/International Growth                                           EQIG 1-3
EQ/JPMorgan Value Opportunities                                 EQJPMV 1-3
EQ/Large Cap Core PLUS                                          EQLCCP 1-4
EQ/Large Cap Growth Index                                       EQLCGI 1-3
EQ/Large Cap Growth PLUS                                        EQLCGP 1-4
EQ/Large Cap Value Index                                        EQLCVI 1-3
EQ/Large Cap Value PLUS                                         EQLCVP 1-4
EQ/Lord Abbett Growth and Income                                EQLAGI 1-3
EQ/Lord Abbett Large Cap Core                                   EQLALC 1-3
EQ/Mid Cap Index                                                 EQMCI 1-3
EQ/Mid Cap Value PLUS                                           EQMCVP 1-4


                                     Contents of this Prospectus (Cont'd.)  ii-a


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EQ/Money Market                                                   EQMM 1-3
EQ/Montag & Caldwell Growth                                      EQMCG 1-3
EQ/Morgan Stanley Mid Cap Growth                                 EQMSG 1-3
EQ/PIMCO Ultra Short Bond                                        EQPUS 1-3
EQ/Quality Bond PLUS                                             EQQBP 1-4
EQ/Small Company Index                                           EQSCI 1-3
EQ/T.Rowe Price Growth Stock                                     EQTGS 1-3
EQ/UBS Growth and Income                                         EQUGI 1-3
EQ/Van Kampen Comstock                                           EQVKC 1-3
EQ/Wells Fargo Advantage Omega Growth                           EQWFAO 1-3


ii-b  Contents of this Prospectus (Cont'd.)


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An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.



                                             PAGE
   account value                               20
   actual premium fund value                   32
   Administrative Office                       10
   age                                         42
   Allocation Date                              3
   alternative death benefit                    4
   amount at risk                              39
   anniversary                                  6
   assign; assignment                          42
   automatic transfer service                  21
   AXA Equitable                               11
   AXA Financial, Inc.                         10
   basis                                       27
   beneficiary                                 37
   business day                                41
   Cash Surrender Value                        23
   Code                                        27
   collateral                                  23
   cost of insurance charge                    39
   cost of insurance rates                     39
   customer loyalty credit                     37
   day                                         41
   default                                      1
   disruptive transfer activity                44
   dollar cost averaging service               21
   extended no lapse guarantee                  2
   face amount                                  4
   grace period                                 2
   guaranteed interest option                   3
   guarantee premium test                      32
   Guaranteed Interest Account                  4
   Incentive Life Legacy(R)                 cover
   initial premium                              3
   insured person                              42
   Internet                                    10
   investment funds                             3
   investment option                        cover
   Investment start date                       42
   issue date                                  42
   lapse                                        1
   loan extension                              24
   loan, loan interest                         23
   Long Term Care Services(SM) Rider            3
   market timing                               44
   modified endowment contract                 27
   Money Market Lock-in Period                  3
   month, year                                 41
   monthly deduction                            9
   MONY Access Account                         37
   MONY America                                10
   MONY America Variable Account L             11
   net cash surrender value                    25
   no lapse guarantee premium fund value       32
   no lapse guarantee                           2
   Option A, B                                  4
   our                                          i
   owner                                        i
   paid up                                     27
   paid up death benefit guarantee              2
   partial withdrawal                          25
   payments                                    42
   planned periodic premium                     1
   policy                                   cover
   Portfolio                                cover
   premium payments                             1
   prospectus                               cover
   rebalancing                                 22
   receive                                     41
   restore, restoration                         2
   riders                                       1
   SEC                                      cover
   state                                        i
   subaccount                                  11
   surrender                                   25
   surrender charge                             7
   target premium                              47
   transfers                                   21
   Trusts                                   cover
   units                                       20
   unit values                                 20
   us                                           i
   variable investment option               cover
   we                                           i
   withdrawal                                  25
   you, your                                    i


                                           An index of key words and phrases iii


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1. Risk/benefit summary: Policy features, benefits and risks


--------------------------------------------------------------------------------

Incentive Life Legacy(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 100th birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:


1  Risk/benefit summary: Policy features, benefits and risks


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o    you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

o you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);


o you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

o your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges, policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct, or (ii) to maintain one of the no lapse guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.



YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

o You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus);

o    Your policy's death benefit option has always been Option A; and

o Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if:

o    the guarantee period expires; or

o    you change your death benefit option to Option B.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added to the policy that provides a longer guarantee period than described above. Subject to limitations, you can choose the number of years that you would like to have this benefit.

The monthly cost of this rider varies by the individual characteristics of the insured, the face amount of the policy and the benefit period you select. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums, your policy's death benefit option has always been Option A and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE


Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as



                   Risk/benefit summary: Policy features, benefits and risks   2


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the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services(SM) Rider (described below) at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.


YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES(SM) RIDER


In states where approved, you may have added an optional rider to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services(SM) Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.



INVESTMENT OPTIONS WITHIN YOUR POLICY


Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.


You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.


The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elected the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").


GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest


3  Risk/benefit summary: Policy features, benefits and risks


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such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
We will pay at least 2% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------


ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. (See "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus.) The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;
                                   -- or --

o Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated.

In order to take advantage of the no lapse guarantee and the extended no lapse guarantee, you must have always had Option A since the policy issue date.


ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------


-------------------------------------------------------------------
 AGE*   40 AND UNDER    45      50      55      60         65
   %    250%            215%    185%    150%    130%       120%

        70      75-90   91      92      93      94-OVER
   %    115%    105%    104%    103%    102%    101%
-------------------------------------------------------------------
* For the then-current policy year.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy


                   Risk/benefit summary: Policy features, benefits and risks   4


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anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services(SM) Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see "Long Term Care Services(SM) Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

--------------------------------------------------------------------------------
You can request a change in your death benefit option from Option B any time after the second year of the policy and before the policy anniversary nearest to the insured's 100th birthday; however, changes to Option B are not permitted beyond the policy year in which the insured person reaches age 80.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.


We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches age 80, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension. Also, a change to Option A must be made before the insured person reaches age 100.


We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under the policy while the Long Term Care Services(SM) Rider is in effect. Please refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached age 81 (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services(SM) Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured


5  Risk/benefit summary: Policy features, benefits and risks


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qualifies for the same or better underwriting classification. An additional
15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.


ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

o If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.


HOW THE INCENTIVE LIFE LEGACY(R) VARIABLE LIFE INSURANCE POLICY IS AVAILABLE


Incentive Life Legacy(R) was primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) is available for issue ages 0-85.



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2.  Risk/benefit summary: Charges and expenses you will pay


--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

------------------------------------------------------------------------------------------------------------
                                           TRANSACTION FEES
------------------------------------------------------------------------------------------------------------
CHARGE                         WHEN CHARGE IS DEDUCTED
------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                 From each premium
------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF      Upon surrender
YOUR POLICY DURING ITS FIRST
15 YEARS OR THE FIRST 15
YEARS AFTER YOU HAVE
REQUESTED AN INCREASE IN
YOUR POLICY'S FACE AMOUNT(1)
------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR     Effective date of the decrease
POLICY'S FACE AMOUNT
------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG                Upon transfer
INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------
ADDING A LIVING BENEFITS       At the time of the transaction
RIDER
------------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION TO          At the time of the transaction
RECEIVE A "LIVING BENEFIT"
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
CHARGE                         AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                 As a percentage of premiums:
                               12%
------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF      Initial surrender charge per $1,000 of initial base policy face amount or per
YOUR POLICY DURING ITS FIRST   $1,000 of requested base policy face amount increase:(2)
15 YEARS OR THE FIRST 15
YEARS AFTER YOU HAVE           Highest: $47.92
REQUESTED AN INCREASE IN       Lowest: $10.38
YOUR POLICY'S FACE AMOUNT(1)   Representative: $17.32(3)
------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR     A pro rata portion of the charge that would apply to a full surrender at the
POLICY'S FACE AMOUNT           time of the decrease.
------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG                $25 per transfer.(4)
INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------
ADDING A LIVING BENEFITS       $100 (if elected after policy issue)
RIDER
------------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION TO          $250
RECEIVE A "LIVING BENEFIT"
------------------------------------------------------------------------------------------------------------


This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
                        PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
 CHARGE                       WHEN CHARGE IS DEDUCTED    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE            Monthly                    As a charge per $1,000 of the amount for which we are at risk:(7)
CHARGE(5)(6)
                                                        Highest: $83.34
                                                        Lowest: $0.02
                                                        Representative: $0.09(8)
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK   Monthly                                        Annual % of your value
CHARGE                                                  Policy Year         in our variable investment options
                                                        -----------         ----------------------------------
                                                        1-10                1.75%
                                                        11+                 0.50%
------------------------------------------------------------------------------------------------------------------------------------

7 Risk/benefit summary: Charges and expenses you will pay


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
--------------------------------------------------------------------------------
    PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------
 CHARGE                        WHEN CHARGE IS DEDUCTED
--------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(5)      Monthly
--------------------------------------------------------------------------------
LOAN INTEREST SPREAD(9)       On each policy anniversary
                              (or on loan termination, if
                              earlier)
--------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES        While the rider is in effect

CHILDREN'S TERM INSURANCE     Monthly

DISABILITY DEDUCTION          Monthly
WAIVER

OPTION TO PURCHASE            Monthly
ADDITIONAL INSURANCE

EXTENDED NO LAPSE             Monthly
GUARANTEE(5)


  For rider coverage to age
  100


LONG TERM CARE SERVICES(SM)   Monthly
RIDER(5)


---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 CHARGE                        AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(5)      Policy Year         Amount Deducted
                              -----------         ---------------
                              1                   $20
                              2+                  $15
---------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(9)       1% of loan amount.
---------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES


CHILDREN'S TERM INSURANCE     Charge per $1,000 of rider benefit amount:

                              $ 0.50

DISABILITY DEDUCTION          Percentage of all other monthly charges:
WAIVER
                              Highest: 132%
                              Lowest: 7%
                              Representative: 12%(8)

OPTION TO PURCHASE            Charge per $1,000 of rider benefit amount:
ADDITIONAL INSURANCE
                              Highest: $0.17
                              Lowest: $0.04
                              Representative: $0.16(10)

EXTENDED NO LAPSE             Charge per $1,000 of the initial base policy face amount, and per $1,000 of
GUARANTEE(5)                  any requested base policy face amount increase that exceeds the highest previous face amount:

  For rider coverage to age   Highest: $0.08
  100                         Lowest: $0.02
                              Representative: $0.03(3)

LONG TERM CARE SERVICES(SM)   Charge per $1,000 of the amount for which we are at risk:(11)
RIDER(5)
                              Highest: $1.18
                              Lowest: $0.08
                              Representative: $0.22(10)
---------------------------------------------------------------------------------------------------------

(1) The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(2) The initial amount of surrender charge depends on each policy's specific characteristics.
(3) This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.
(4) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursu ant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(5)  Not applicable after the insured person reaches age 100.
(6) Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(7) Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.
(8) This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(9) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(10) This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(11) Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.

                       Risk/benefit summary: Charges and expenses you will pay 8


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You also bear your proportionate share of all fees and expenses paid by a
Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.



-----------------------------------------------------------------------------------------
   PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009       Lowest     Highest
(expenses that are deducted from Portfolio assets        ------     -------
including management fees, 12b-1 fees, service fees      0.64%      4.62%
and/or other expenses)(1)
-----------------------------------------------------------------------------------------


(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios. The "Low est" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the AXA Tactical Manager 400-I Portfolio.



HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.


9 Risk/benefit summary: Charges and expenses you will pay


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3. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

We are MONY Life Insurance Company of America ("MONY America"), an Arizona stock life insurance corporation organized in 1969. MONY America is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of MONY America, and under its other arrangements with MONY America and its parent, AXA exercises significant influence over the operations and capital structure of MONY America and its parent. AXA holds its interest in MONY America through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC and MONY Life Insurance Company, a life insurance company. MONY America is obligated to pay all amounts that are promised to be paid under the policies. No company other than MONY America, however, has any legal responsibility to pay amounts that MONY America owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our main administrative office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.


--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
MONY America -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
MONY America -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.


--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com


--------------------------------------------------------------------------------
 BY FAX:
--------------------------------------------------------------------------------
1-704-540-9714


--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------
You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)  request for our asset rebalancing service; and

(3)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  transfers among investment options;

(c)  changes in allocation percentages for premiums and deductions; and

(d)  electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to


                              Who is MONY Life Insurance Company of America?  10


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emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR MONY AMERICA VARIABLE ACCOUNT L

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account L. We established MONY America Variable Account L under Arizona Insurance Law on February 15, 1985. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in MONY America Variable Account L and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account L reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account L is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account L. Although MONY America Variable Account L is registered, the SEC does not monitor the activity of MONY America Variable Account L on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account L available under Incentive Life Legacy(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account L immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account L (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account L in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) and other policies that MONY America Variable Account L supports.


11  Who is MONY Life Insurance Company of America?


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4. About the Portfolios of the Trusts


--------------------------------------------------------------------------------

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.




PORTFOLIOS OF THE TRUSTS


-------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES
PORTFOLIO NAME                OBJECTIVE
-------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
-------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
-------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
-------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
-------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
-------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Seeks long-term growth of capital.
 EQUITY(+)
-------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        Seeks a balance of high current income and capital
                              appreciation, consistent with a prudent level of risk.
-------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Seeks long-term growth of capital.
 EQUITY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                APPLICABLE)
-------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o AXA Equitable
-------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   o AXA Equitable
-------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         o AXA Equitable
 ALLOCATION
-------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       o AXA Equitable
-------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             o AXA Equitable
 ALLOCATION
-------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       o AllianceBernstein L.P.
 EQUITY(+)                    o AXA Equitable
                              o ClearBridge Advisors, LLC
                              o Legg Mason Capital Management, Inc.
                              o Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        o BlackRock Financial Management, Inc.
                              o Pacific Investment Management Company
                                LLC
                              o SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    o AllianceBernstein L.P.
 EQUITY                       o AXA Equitable
                              o BlackRock Investment Management, LLC
                              o JPMorgan Investment Management Inc.
                              o Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 12


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PORTFOLIOS OF THE TRUSTS (CONTINUED)


-------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES
PORTFOLIO NAME               OBJECTIVE
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.
 CORE EQUITY
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.
 GROWTH(+)
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.
 VALUE
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.
 GROWTH
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.
-------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of current
 BOND                        income and capital appreciation.
-------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.
 GROWTH
-------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.
 VALUE
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               APPLICABLE)
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       o AllianceBernstein L.P.
 CORE EQUITY                 o AXA Equitable
                             o Janus Capital Management LLC
                             o Thornburg Investment Management, Inc.
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       o Goodman & Co. NY Ltd.
 GROWTH(+)                   o SSgA Funds Management, Inc.
                             o T. Rowe Price Associates, Inc.
                             o Westfield Capital Management Company, L.P.
-------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       o AllianceBernstein L.P.
 VALUE                       o AXA Equitable
                             o Institutional Capital LLC
                             o MFS Investment Management
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         o AllianceBernstein L.P.
 GROWTH                      o AXA Equitable
                             o BlackRock Investment Management, LLC
                             o Franklin Advisers, Inc.
                             o Wellington Management Company, LLP
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   o AXA Equitable
                             o AXA Rosenberg Investment Management LLC
                             o BlackRock Investment Management, LLC
                             o Tradewinds Global Investors, LLC
                             o Wellington Management Company, LLP
-------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    o Pacific Investment Management Company
 BOND                          LLC
                             o Post Advisory Group, LLC
                             o SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       o AXA Equitable
 GROWTH                      o BlackRock Investment Management, LLC
                             o Eagle Asset Management, Inc.
                             o Wells Capital Management Inc.
-------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       o AXA Equitable
 VALUE                       o BlackRock Investment Management, LLC
                             o Franklin Advisory Services, LLC
                             o Pacific Global Investment Management
                               Company
-------------------------------------------------------------------------------------------


13 About the Portfolios of the Trusts


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PORTFOLIOS OF THE TRUSTS (CONTINUED)


-------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES
PORTFOLIO NAME                  OBJECTIVE
-------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY         Seeks long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -- CLASS IB
SHARES
PORTFOLIO NAME*                 OBJECTIVE
-------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION            Seeks long-term capital appreciation and current income.
 PORTFOLIO
-------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I      Seeks a total return that is comparable to that of the S&P
                                MidCap 400 Index by investing in a combination of long
                                and short positions based on securities included in the
                                S&P MidCap 400 Index.
-------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I      Seeks a total return that is comparable to that of the
                                Standard & Poor's 500 Composite Stock Price Index
                                ("S&P 500 Index") by investing in a combination of long
                                and short positions based on securities included in the
                                S&P 500 Index.
-------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I     Seeks a total return that is comparable to that of the
                                Russell 2000(R) Index by investing in a combination of long and short positions based on securities included in the
                                Russell 2000(R) Index.
-------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER            Seeks a total return that is comparable to that of the
 INTERNATIONAL-I                Morgan Stanley Capital International ("MSCI") EAFE
                                Index ("EAFE Index") or a combination of the ASX SPI
                                200 Index, Dow Jones Euro STOXX 50 Index(R), FTSE 100
                                Index and the Tokyo Stock Price Index (collectively, the
                                "Indices") by investing in a combination of long and short positions based on securities included in the EAFE Index
                                or Indices.
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN            Seeks to achieve long-term growth of capital.
 INTERNATIONAL
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      Seeks to achieve long-term growth of capital.
 CAP GROWTH
-------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and secondarily,
 EQUITY                         income.
-------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      Seeks to provide current income and long-term growth of
 VALUE                          income, accompanied by growth of capital.
-------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks a combination of growth and income to achieve an
 INCOME                         above-average and consistent total return.
-------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks to achieve long-term capital appreciation.
 RESPONSIBLE
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.
 RESEARCH
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                  APPLICABLE)
-------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY         o AXA Equitable
                                o RCM Capital Management LLC
                                o SSgA Funds Management, Inc.
                                o Wellington Management Company, LLP
-------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -- CLASS IB
SHARES                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                 APPLICABLE)
-------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION            o AXA Equitable
 PORTFOLIO
-------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I      o AllianceBernstein L.P.
                                o AXA Equitable
                                o BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I      o AllianceBernstein L.P.
                                o AXA Equitable
                                o BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I     o AllianceBernstein L.P.
                                o AXA Equitable
                                o BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER            o AllianceBernstein L.P.
 INTERNATIONAL-I                o AXA Equitable
                                o BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN            o AllianceBernstein L.P.
 INTERNATIONAL
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      o AllianceBernstein L.P.
 CAP GROWTH
-------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        o BlackRock Investment Management, LLC
 EQUITY
-------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      o BlackRock International Limited
 VALUE
-------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       o Boston Advisors, LLC
 INCOME
-------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             o Bridgeway Capital Management, Inc.
 RESPONSIBLE                    o Calvert Asset Management Company, Inc.
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      o Capital Guardian Trust Company
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             o Capital Guardian Trust Company
 RESEARCH
-------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 14


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PORTFOLIOS OF THE TRUSTS (CONTINUED)


-------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS B SHARES
PORTFOLIO NAME*              OBJECTIVE
-------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses that
                             approximates the total return performance of the Russell
                             3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
-------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to achieve a total return before expenses that
                             approximates the total return performance of the Barclays
                             Capital U.S. Aggregate Bond Index, including reinvest-
                             ment of dividends, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.
-------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
-------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS        Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.
 ACQUISITIONS
-------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.
 VALUE
-------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS          Seeks to achieve capital growth and current income.
-------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.
 EQUITY
-------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that
 BOND INDEX                  approximates the total return performance of the Barclays
                             Capital Intermediate U.S. Government Bond Index, includ-
                             ing reinvestment of dividends, at a risk level consistent
                             with that of the Barclays Capital Intermediate U.S.
                             Government Bond Index.
-------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.
-------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.
 OPPORTUNITIES
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -- CLASS
SHARES                       INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*              APPLICABLE)
-------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        o AllianceBernstein L.P.
-------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           o SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          o AllianceBernstein L.P.
-------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS        o AXA Equitable
                             o BlackRock Capital Management, Inc.
                             o BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         o GAMCO Asset Management, Inc.
 ACQUISITIONS
-------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       o GAMCO Asset Management, Inc.
 VALUE
-------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS          o AXA Equitable
                             o BlackRock Investment Management, LLC
                             o First International Advisors, LLC
                             o Wells Capital Management, Inc.
-------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       o AXA Equitable
 EQUITY                      o BlackRock Investment Management, LLC
                             o Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   o SSgA Funds Management, Inc.
 BOND INDEX
-------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   o AXA Equitable
                             o BlackRock Investment Management, LLC
                             o Hirayama Investments, LLC
                             o Wentworth Hauser and Violich, Inc.
-------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      o MFS Investment Management
-------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
-------------------------------------------------------------------------------------------------


15 About the Portfolios of the Trusts


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
PORTFOLIOS OF THE TRUSTS (CONTINUED)

-------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES
PORTFOLIO NAME*             OBJECTIVE
-------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS      Seeks to achieve long-term growth of capital with a sec-
                            ondary objective to seek reasonable current income. For
                            purposes of this Portfolio, the words "reasonable current
                            income" mean moderate income.
-------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX   Seeks to achieve a total return before expenses that
                            approximates the total return performance of the Russell
                            1000 Growth Index, including reinvestment of dividends
                            at a risk level consistent with that of the Russell 1000
                            Growth Index.
-------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS    Seeks to provide long-term capital growth.
-------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX    Seeks to achieve a total return before expenses that
                            approximates the total return performance of the Russell
                            1000 Value Index, including reinvestment of dividends, at
                            a risk level consistent with that of the Russell 1000 Value
                            Index.
-------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS     Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND   Seeks to achieve capital appreciation and growth of
 INCOME                     income without excessive fluctuation in market value.
-------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP    Seeks to achieve capital appreciation and growth of
 CORE                       income with reasonable risk.
-------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX            Seeks to achieve a total return before expenses that
                            approximates the total return performance of the S&P
                            Mid Cap 400 Index, including reinvestment of dividends,
                            at a risk level consistent with that of the S&P Mid Cap
                            400 Index.
-------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS       Seeks to achieve long-term capital appreciation.
-------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve
                            its assets and maintain liquidity.
-------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL        Seeks to achieve capital appreciation.
 GROWTH
-------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP   Seeks to achieve capital growth.
 GROWTH(1)
-------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND   Seeks to generate a return in excess of traditional money
                            market products while maintaining an emphasis on
                            preservation of capital and liquidity.
-------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS        Seeks to achieve high current income consistent with
                            moderate risk to capital.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -- CLASS
SHARES                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*             APPLICABLE)
-------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS      o AXA Equitable
                            o BlackRock Investment Management, LLC
                            o Institutional Capital LLC
-------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX   o AllianceBernstein L.P.
-------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS    o AXA Equitable
                            o BlackRock Investment Management, LLC
                            o Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX    o SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS     o AllianceBernstein L.P.
                            o AXA Equitable
-------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND   o Lord, Abbett & Co. LLC
 INCOME
-------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP    o Lord, Abbett & Co. LLC
 CORE
-------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX            o SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS       o AXA Equitable
                            o BlackRock Investment Management, LLC
                            o Wellington Management Company, LLP
-------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             o The Dreyfus Corporation
-------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL        o Montag & Caldwell, Inc.
 GROWTH
-------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP   o Morgan Stanley Investment Management Inc.
 GROWTH(1)
-------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND   o Pacific Investment Management Company,
                              LLC
-------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS        o AllianceBernstein L.P.
                            o AXA Equitable
                            o SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 16


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PORTFOLIOS OF THE TRUSTS (CONTINUED)

-------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -- CLASS IB
SHARES
PORTFOLIO NAME*                   OBJECTIVE
-------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX            Seeks to replicate as closely as possible (before the
                                  deduction of Portfolio expenses) the total return of the
                                  Russell 2000 Index.
-------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH           Seeks to achieve long-term capital appreciation and
 STOCK                            secondarily, income.
-------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME          Seeks to achieve total return through capital appreciation with income as a secondary consideration.
-------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK            Seeks to achieve capital growth and income.
-------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE          Seeks to achieve long-term capital growth.
 OMEGA GROWTH(2)
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. -- CLASS II
PORTFOLIO NAME                    OBJECTIVE
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP       The fund seeks long-term capital growth. Income is a
 VALUE FUND                       secondary objective.
-------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- SERVICE CLASS 2
PORTFOLIO NAME                    OBJECTIVE
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)     Seeks long-term capital appreciation.
 PORTFOLIO
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME   Seeks high total return through a combination of current
 PORTFOLIO                        income and capital appreciation.
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP           Seeks long-term growth of capital.
 PORTFOLIO
-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST --
CLASS 2
PORTFOLIO NAME                     OBJECTIVE
-------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS         Seeks long-term capital appreciation, with preservation of
 SECURITIES FUND                  capital as an important consideration.
-------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE          Seeks long-term total return.
 SECURITIES FUND
-------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME         The Fund's principal investment goal is to earn a high
 SECURITIES FUND                  level of current income. Its secondary goal is long-term
                                  capital appreciation.
-------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES          The Fund's principal investment goal is capital apprecia-
 FUND                             tion. Its secondary goal is income.
-------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING              Seeks long-term capital appreciation.
 MARKETS SECURITIES FUND
-------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND             Seeks high current income, consistent with preservation
 SECURITIES FUND                  of capital. Capital appreciation is a secondary
                                  consideration.
-------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES       The Fund's investment goal is long-term capital growth.
 FUND
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -- CLASS IB
SHARES                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                   APPLICABLE)
-------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX            o AllianceBernstein L.P.
-------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH           o T. Rowe Price Associates, Inc.
 STOCK
-------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME          o UBS Global Asset Management
                                  (Americas) Inc.
-------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK            o Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE          o Wells Capital Management, Inc.
 OMEGA GROWTH(2)
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. -- CLASS II      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    APPLICABLE)
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP       o American Century Investment Management,
 VALUE FUND                       Inc.
-------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- SERVICE CLASS 2        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    APPLICABLE)
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)     o Fidelity Management & Research Company
 PORTFOLIO                            (FMR)
FIDELITY(R) VIP GROWTH & INCOME   o Fidelity Management & Research Company
 PORTFOLIO                            (FMR)
FIDELITY(R) VIP MID CAP           o Fidelity Management & Research Company
 PORTFOLIO                            (FMR)
-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST --
CLASS 2                           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    APPLICABLE)
-------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS         o Franklin Advisory Services, LLC
 SECURITIES FUND
-------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE          o Franklin Advisory Services, LLC.
 SECURITIES FUND
-------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME         o Franklin Advisers, Inc.
 SECURITIES FUND
-------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES          o Franklin Mutual Advisers, LLC
 FUND
-------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING              o Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
-------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND             o Franklin Advisers, Inc.
 SECURITIES FUND
-------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES       o Templeton Global Advisors, Limited
 FUND
-------------------------------------------------------------------------------------------------


17 About the Portfolios of the Trusts


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PORTFOLIOS OF THE TRUSTS (CONTINUED)

-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST -- SERVICE SHARES
PORTFOLIO NAME                        OBJECTIVE
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP             Seeks long-term capital appreciation.
 VALUE FUND
-------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) -- SERIES II
PORTFOLIO NAME                        OBJECTIVE
-------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL              The fund's investment objective is total return through
 ESTATE FUND                          growth of capital and current income.
-------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL            The fund's investment objective is long-term growth of
 GROWTH FUND                          capital.
-------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE             The fund's investment objective is long-term growth of
 EQUITY FUND                          capital.
-------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY         The fund's investment objective is long-term growth of
 FUND                                 capital.
-------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS
PORTFOLIO NAME                        OBJECTIVE
-------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                  Seeks to provide long-term capital appreciation.
-------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH          Seeks to provide growth of your investment.
-------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP               Seeks growth of capital.
 GROWTH
-------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. --
SERVICE SHARES
PORTFOLIO NAME                        OBJECTIVE
-------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING            Seeks long-term capital appreciation.
 MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS --
SERVICE CLASS
PORTFOLIO NAME                        OBJECTIVE
-------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE            The fund's investment objective is to seek capital
 PORTFOLIO                            appreciation.
-------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK         The fund's investment objective is to seek capital
 SERIES                               appreciation.
-------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES         The fund's investment objective is to seek capital
                                      appreciation.
-------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-- ADVISOR CLASS
PORTFOLIO NAME                        OBJECTIVE
-------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R)          Seeks maximum real return consistent with prudent
 STRATEGY PORTFOLIO                   investment management.
-------------------------------------------------------------------------------------------------
PIMCO REAL RETURN STRATEGY            Seeks maximum real return, consistent with preservation
 PORTFOLIO                            of real capital and prudent investment management.
-------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO          Seeks maximum total return, consistent with preservation
                                      of capital and prudent investment management.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST -- SERVICE SHARES     INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                        APPLICABLE)
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP             o Goldman Sachs Asset Management, L.P.
 VALUE FUND
-------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) -- SERIES II                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                        APPLICABLE)
-------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL              o Invesco Advisers, Inc.
 ESTATE FUND                          o Sub-Adviser: Invesco Asset Management
                                        Limited
-------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL            o Invesco Advisers, Inc.
 GROWTH FUND
-------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE             o Invesco Advisers, Inc.
 EQUITY FUND
-------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY         o Invesco Advisers, Inc.
 FUND
-------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                        APPLICABLE)
-------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                  o Waddell & Reed Investment Management
                                        Company (WRIMCO)
-------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH          o Waddell & Reed Investment Management
                                        Company (WRIMCO)
-------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP               o Waddell & Reed Investment Management
 GROWTH                                 Company (WRIMCO)
-------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. --
SERVICE SHARES                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                        APPLICABLE)
-------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING            o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS --
SERVICE CLASS                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                        APPLICABLE)
-------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE            o Massachusetts Financial Services Company
 PORTFOLIO
-------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK         o Massachusetts Financial Services Company
 SERIES
-------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES         o Massachusetts Financial Services Company
-------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-- ADVISOR CLASS                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                        APPLICABLE)
-------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R)          o Pacific Investment Management Company
 STRATEGY PORTFOLIO                     LLC
-------------------------------------------------------------------------------------------------
PIMCO REAL RETURN STRATEGY            o Pacific Investment Management Company
 PORTFOLIO                              LLC
-------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO          o Pacific Investment Management Company
                                        LLC
-------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 18


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PORTFOLIOS OF THE TRUSTS (CONTINUED)


-------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC
PORTFOLIO NAME -- SERVICE CLASS   OBJECTIVE
-------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME       Seeks to provide substantial dividend income as well as
 PORTFOLIO II                     long-term growth of capital through investments in the
                                  common stocks of established companies.
-------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST -- S CLASS
PORTFOLIO NAME                     OBJECTIVE
-------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD           Seeks long-term capital appreciation by investing
 ASSETS FUND                      primarily in "hard asset" securities. Income is a secondary consideration.
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME -- SERVICE CLASS   APPLICABLE)
-------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME       o T. Rowe Price Associates, Inc.
 PORTFOLIO II
-------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST -- S CLASS      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    APPLICABLE)
-------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD           o Van Eck Associates Corporation
 ASSETS FUND
-------------------------------------------------------------------------------------------------


* The chart below reflects the portfolio's former name in effect until on or about May 15, 2010, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.


         ----------------------------------------------
          Footnote No.  Portfolio's Former Name
         ----------------------------------------------
          1             EQ/Van Kampen Mid Cap Growth
         ----------------------------------------------
          2             EQ/Evergreen Omega
         ----------------------------------------------
(+) Effective on or about September 13, 2010, subject to regulatory approval, interests in the Multimanager Aggressive Equity Portfolio (the "surviving option") will replace interests in the Multimanager Large Cap Growth Portfolio (the "replaced option"). We will move assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. Also, we will automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation to the surviving option. You may transfer your account value among the investment options, as usual. Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in this prospectus.




YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.


19 About the Portfolios of the Trusts


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5.  Determining your policy's value

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YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                                             Determining your policy's value  20


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6. Transferring your money among our investment options


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TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

o whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.


OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up


21  Transferring your money among our investment options


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death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.


                        Transferring your money among our investment options  22


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7. Accessing your money


--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services(SM) Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o   you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o   we do not count the collateral when we compute our customer loyalty credit;
    and

o   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) policies in 2006, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.


23  Accessing your money


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Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services(SM) Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services(SM) Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.


LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

o The net policy account value is not sufficient to cover the monthly deductions then due;

o The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

o   You have selected Death Benefit Option A;

o You have not received a payment under either the living benefits rider or the Long Term Care Services(SM) Rider;

o   The policy is not in a grace period; and

o No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

o We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

o Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

o Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

o   No additional loans or partial withdrawals may be requested.

o   No changes in face amount or death benefit option may be requested.

o No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

o All additional benefit riders and endorsements will terminate, including the Long Term Care Services(SM) Rider.

o   The paid up death benefit guarantee if applicable, may not be elected.


o   The policy will not thereafter lapse for any reason.


On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a) The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b) The outstanding loan and accrued loan interest, plus $10,000; or


                                                        Accessing your money  24


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(c)
  The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services(SM) Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services(SM) Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.


YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT


Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.


If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services(SM) Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services(SM) Rider. Long Term Care Services(SM) Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaran-


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teed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

                                                        Accessing your money  26


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8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Legacy(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that:

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis


27  Tax information


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generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)


For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES(SM) RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES(SM) RIDER. Benefits received under the Long Term Care Services(SM) Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care Services(SM) Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services(SM) Rider are generally not considered deductible for income tax purposes. The Long Term Care Services(SM) Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services(SM) Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and


                                                             Tax information  28


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insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is scheduled to be reinstated and the gift and estate tax exemption referred to above would again be $1 million. Various legislative proposals have been made which may extend or eliminate the 2010 repeal, perhaps retroactively, while other proposals would make changes to future exemption levels and rates.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions and certain gifts of $13,000 for 2010 (this amount is indexed annually for inflation) or less per year for each recipient.



29  Tax information


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As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a scheduled full repeal in year 2010, then return to current law in years 2011 and thereafter. Again, as in the case for estate taxes, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.


If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.



PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.



ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our MONY America Variable Account L are reported in our federal income tax return. MONY America Variable Account L's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to MONY America Variable Account L for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to MONY America Variable Account L, based on premiums, or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


                                                             Tax information  30


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POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. Other legislative proposals could place further restrictions as to business owned life insurance. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include life insurance continuation beyond the insured reaching age 100 and testing for policies issued on a special risk class basis.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of MONY America Variable Account L, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account L.


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9. More information about policy features and benefits


--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date accumulated at 4% annually less any partial withdrawals accumulated at 4% annually (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders accumulated at 4% annually (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that you have always had death benefit Option A, any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee and any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period beyond its original number of years.


PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o   the insured's attained age is not more than 99;

o you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

o we are not waiving monthly charges under the terms of a disability waiver rider;

o you have not received any payment under a living benefits rider or under the Long Term Care Services(SM) Rider;

o the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

o the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

o the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

o   the election would not reduce the face amount (see below) below $100,000;

o no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

o You agree to re-allocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, including the Long Term Care Services(SM) Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation


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under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

o   premium payments

o   partial withdrawals

o   changes to the policy's face amount or death benefit option

o any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.


OTHER BENEFITS YOU CAN ADD BY RIDER


You may be eligible for the following other optional benefits we currently make available by rider:


o   extended no lapse guarantee - Described below.

o   Long Term Care Services(SM) Rider - Described below.

o disability deduction waiver - This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

o option to purchase additional insurance - This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

o children's term insurance - This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

o substitution of insured person rider - (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

o living benefits rider - (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

o paid up death benefit guarantee - (see "Paid up death benefit guarantee" earlier in this section).


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o   loan extension endorsement - (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.


EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider was available at issue subject to our underwriting requirements that provided for a longer no lapse guarantee period than the one in your base policy. The minimum guarantee period is 20 years from the register date, and the maximum period is to the policy anniversary nearest to the insured's 100th birthday. Issue ages are 0-70. If you elected this rider at issue, the investment options available to you are restricted to the guaranteed interest option and the AXA Allocation investment options. You must have provided proper allocation instructions at the time you applied for this policy in order to have your policy issued with this rider.


This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

o   The rider has not terminated;

o The guarantee premium test for no lapse guarantees has been satisfied (see "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

o The death benefit option under the policy has been Option A since it was issued; and

o Any policy loan and accrued loan interest does not exceed the policy account value.


The monthly cost of this rider varies based on the individual characteristics of the insured, the face amount of the policy and the guarantee period you selected. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

While the rider is in effect, we currently limit your investment options under the policy to the AXA Allocation investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.


o PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

o TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

o PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

o RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

    -   the date your policy ends without value at the end of a grace period;

    -   the date you surrender your policy;

    - the expiration date of the extended no lapse guarantee period shown in your policy;

    - the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

    - the effective date of the election of the paid up death benefit guarantee;

    - the date that a new insured person is substituted for the origi nal insured person;

    -   the date the policy goes on loan extension; or

    - the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.


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LONG TERM CARE SERVICES(SM) RIDER(1). In states where approved, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.(2) Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services(SM) Rider are being paid we will waive the monthly charge for the Long Term Care Services(SM) Rider.

We will pay up to the long-term care specified amount for qualified long term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from MONY America and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

    1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or


    2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)


When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

o ELIMINATION PERIOD. The Long Term Care Services(SM) Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

o PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services(SM) Rider and for which benefits are


----------------------

(1) In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illiness Rider.

(2) For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.


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payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

    1. the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

    2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

    3. the date when you request that we terminate benefit payments under this rider;

    4. the date the accumulated benefit lien amount equals the current long term care specified amount;

    5.  the date that you surrender the policy;

    6. the date we make a payment under the living benefits rider (for terminal illness); or

    7.  the date of death of the insured person.

During a period of coverage:

    1. Partial withdrawals, face amount decreases and premium payments are not permitted.

    2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

    3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

    4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

    1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

    2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

    3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

    4.  The maximum monthly benefit will not be reduced.


    5. The actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the policy face amount.


    6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

    7.  The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

o RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

    1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

    2.  upon termination or surrender of the policy;

    3.  the date of the insured person's death;

    4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

    5. the effective date of the election of the paid up death benefit guarantee;

    6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

    7.  the date the policy goes on loan extension; or

    8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.


o EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement must continue without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.



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For tax information concerning the Long Term Care Services(SM) Rider, see "Tax information" earlier in this prospectus.


CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 20 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options. The amount in our investment options does not include any value we are holding as collateral for any policy loans. The percentage credit is currently at an annual rate of 0.05% beginning in the policy's 21st year. This credit is not guaranteed, however. Because Incentive Life Legacy(R) was first offered in 2006, no customer loyalty credit has yet been made to an Incentive Life Legacy(R) policy.


VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R). We will make such variations only in accordance with uniform rules that we establish.

MONY America or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", an interest-bearing account with check-writing privileges. In that case,we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a check is presented for payment. Interest on the MONY Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. We will receive any investment earnings during the period such amounts remain in the general account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).


In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.


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10. More information about certain policy charges


--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

o PREMIUM CHARGE. We deduct an amount not to exceed 12% from each premium payment you send us. We currently deduct 12% from each premium payment during the first five policy years, and 2% from each premium payment in subsequent policy years. If the extended no lapse guarantee is in effect, we currently deduct 12% from each premium payment during the first ten policy years, and 2% from each premium payment in subsequent policy years. A similar charge applies to premiums attributed to requested face amount increases. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 12%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

o SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.


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o ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.


o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.


Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

o MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the


39  More information about certain policy charges


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maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 1.75% during the first ten policy years, and at an annual rate of 0.25% in policy years 11 through 20, with no charge in policy year 21 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 1.75%, 0.50% and 0.50%, respectively. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $10 at the beginning of each policy month. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES


If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

o DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

o OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

o EXTENDED NO LAPSE GUARANTEE. If you chose this rider with coverage to age 100, we deduct between $0.02 and $0.08 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect.

o LONG TERM CARE SERVICES(SM) RIDER. If you chose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees.

o   12b-1 fees.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


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11. More information about procedures that apply to your policy


--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o   withdrawals

o   tax withholding elections

o   face amount decreases that result from a withdrawal

o   changes of allocation percentages for premium payments or monthly deductions

o   surrenders

o   changes of owner

o   changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o   loans

o   transfers among variable investment options

o   assignments

o   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o   changes in face amount

o   election of paid up death benefit guarantee

o   changes in death benefit option

o   changes of insured person

o   restoration of terminated policies

o   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


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o   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.


o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and (2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.


COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.


WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in


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effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services(SM) Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.



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12. More information about other matters


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ABOUT OUR GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the contract are supported by the Company's general account and are subject to the Company's claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.


DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. From time to time, we may change these procedures as necessary. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and
(3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.



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We offer investment options with underlying portfolios that are part of AXA
Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

o   changes of premium allocation percentages

o   changes of address

o   request forms and statements

o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o   enroll for electronic delivery and view statements/documents online

o   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable VOICE IT, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable VOICE IT Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable VOICE IT from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable VOICE IT if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).


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Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account L operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) from one investment option and put them into another;

o end the registration of, or re-register, MONY America Variable Account L under the Investment Company Act of 1940;

o operate MONY America Variable Account L under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect MONY America Variable Account L;

o operate MONY America Variable Account L, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account L an advisory fee. We may make any legal investments we wish for MONY America Variable Account L. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.


We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy, or change the face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.


Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death ben-


                                        More information about other matters  46


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efit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from MONY America to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with MONY America.

Premium-based compensation paid by MONY America to AXA Advisors will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later.

Premium-based compensation paid by MONY America to AXA Distributors will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation of 0.15% in policy years 6-10 and 0.05% in policy years 11 and later will also be paid.

The premium-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

The premium-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of MONY America and/or Incentive Life Legacy(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of MONY America products. However, under


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applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although MONY America takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by MONY America to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


LEGAL PROCEEDINGS


MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in MONY America Variable Account L, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account L, our ability to meet our obligations under the policies, or the distribution of the policies.



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13. Financial statements of MONY America Variable Account L and MONY America


--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account L as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.

49  Financial statements of MONY America Variable Account L and MONY America


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14.  Personalized illustrations



--------------------------------------------------------------------------------


ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2009 (or expected to be incurred in 2010, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2009. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQAT funds, just the AXA Allocation funds, or all funds. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request an illustration of the GIO.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, we do not charge you for an in-force policy illustration. However, we reserve the right to charge up to $25 for each illustration requested.



                                                  Personalized illustrations  50


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Requesting more information

--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2010, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account L and the policies. You can also review and copy information about MONY America Variable Account L, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04234

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           PAGE
Who is MONY Life Insurance Company of America?.............................  2
Ways we pay policy proceeds................................................  2
Distribution of the policies...............................................  2
Underwriting a policy......................................................  2
Insurance regulation that applies to MONY America..........................  2
Custodian and independent registered public accounting firm................  2
Financial statements.......................................................  3





                                                                       811-04234
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Incentive Life Legacy(R) II
An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.


PROSPECTUS DATED MAY 1, 2010


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

--------------------------------------------------------------------------------


This prospectus describes the Incentive Life Legacy(R) II policy. This prospectus is not your policy, although this prospectus provides a description of all material provisions of the policy. The policy, which includes the policy form, the application and any applicable endorsement or riders, is the entire policy between you and MONY America and governs with respect to all features, benefits, rights and obligations. The description of the policy's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the policy, the description of the policy's provisions in this prospectus is qualified in its entirety by the terms of the actual policy. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits.


Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.



WHAT IS INCENTIVE LIFE LEGACY(R) II?

Incentive Life Legacy(R) II is issued by MONY America. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:



--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o All Asset Allocation(3)                    o EQ/Equity 500 Index
o American Century VP Mid Cap                o EQ/Equity Growth PLUS
  Value Fund(3)                              o EQ/GAMCO Mergers and Acquisitions
o AXA Balanced Strategy(1)                   o EQ/GAMCO Small Company Value
o AXA Conservative Growth Strategy(1)        o EQ/Global Bond PLUS
o AXA Conservative Strategy(1)               o EQ/Global Multi-Sector Equity
o AXA Growth Strategy(1)                     o EQ/Intermediate Government Bond
o AXA Moderate Growth Strategy(1)              Index
o AXA Tactical Manager 400-I(3)              o EQ/International Core PLUS
o AXA Tactical Manager 500-I(3)              o EQ/International Growth
o AXA Tactical Manager 2000-I(3)             o EQ/JPMorgan Value Opportunities
o AXA Tactical Manager International-I(3)    o EQ/Large Cap Core PLUS
o EQ/AllianceBernstein International         o EQ/Large Cap Growth Index
o EQ/AllianceBernstein Small Cap             o EQ/Large Cap Growth PLUS
  Growth                                     o EQ/Large Cap Value Index
o EQ/BlackRock Basic Value Equity            o EQ/Large Cap Value PLUS
o EQ/BlackRock International Value           o EQ/Lord Abbett Growth and Income
o EQ/Boston Advisors Equity Income           o EQ/Lord Abbett Large Cap Core
o EQ/Calvert Socially Responsible            o EQ/Mid Cap Index
o EQ/Capital Guardian Growth                 o EQ/Mid Cap Value PLUS
o EQ/Capital Guardian Research               o EQ/Money Market
o EQ/Common Stock Index                      o EQ/Montag & Caldwell Growth
o EQ/Core Bond Index                         o EQ/Morgan Stanley Mid Cap
                                               Growth(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS (CONTINUED)
--------------------------------------------------------------------------------
o EQ/PIMCO Ultra Short Bond                  o MFS(R) Investors Growth Stock
o EQ/Quality Bond PLUS                         Series(3)
o EQ/Small Company Index                     o MFS(R) Investors Trust Series(3)
o EQ/T. Rowe Price Growth Stock              o Multimanager Aggressive Equity
o EQ/UBS Growth and Income                   o Multimanager Core Bond
o EQ/Van Kampen Comstock                     o Multimanager International Equity
o EQ/Wells Fargo Advantage Omega             o Multimanager Large Cap Core
  Growth(2)                                    Equity
o Fidelity(R) VIP Contrafund(R) Portfolio(3) o Multimanager Large Cap Growth(4)
o Fidelity(R) VIP Growth & Income            o Multimanager Large Cap Value
  Portfolio(3)                               o Multimanager Mid Cap Growth
o Fidelity(R) VIP Mid Cap Portfolio(3)       o Multimanager Mid Cap Value
o Franklin Rising Dividends Securities       o Multimanager Multi-Sector Bond
  Fund(3)                                    o Multimanager Small Cap Growth
o Franklin Small Cap Value Securities        o Multimanager Small Cap Value
  Fund(3)                                    o Multimanager Technology
o Franklin Strategic Income Securities       o Mutual Shares Securities Fund(3)
  Fund(3)                                    o PIMCO CommodityRealReturn(R)
o Goldman Sachs VIT Mid Cap Value              Strategy Portfolio(3)
  Fund(3)                                    o PIMCO Real Return Strategy
o Invesco V.I. Global Real Estate Fund(3)      Portfolio(3)
o Invesco V.I. International Growth          o PIMCO Total Return Portfolio(3)
  Fund(3)                                    o T. Rowe Price Equity Income II(3)
o Invesco V.I. Mid Cap Core Equity Fund(3)   o Templeton Developing Markets
o Invesco V.I. Small Cap Equity Fund(3)        Securities Fund(3)
o Ivy Funds VIP Energy(3)                    o Templeton Global Bond Securities
o Ivy Funds VIP Mid Cap Growth(3)              Fund(3)
o Ivy Funds VIP Small Cap Growth(3)          o Templeton Growth Securities
o Lazard Retirement Emerging Markets           Fund(3)
  Equity Portfolio(3)                        o Van Eck VIP Global Hard Assets
o MFS(R) International Value Portfolio(3)      Fund(3)
--------------------------------------------------------------------------------



(1) Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.

(2) This is the variable investment option's new name, effective on or about May 15, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.

(3) Available on or about May 22, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.

(4) Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned substitution of this variable investment option.



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.




                                                                 X02944/AA & ADL


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Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. For more tax information, please see "Tax information" later in this prospectus. In this section you will also find additional information about possible estate tax consequences associated with death benefits under "Estate, gift, and generation-skipping taxes."


OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.


OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) II or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.


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Contents of this prospectus

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                     1
--------------------------------------------------------------------------------
Tables of policy charges                                                       1
How we allocate charges among your investment options                          3
Changes in charges                                                             3


--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                   4
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                              4
The minimum amount of premiums you must pay                                    5
You can guarantee that your policy will not terminate
   before a certain date                                                       5
You can elect a "paid up" death benefit guarantee                              6
You can receive an accelerated death benefit under
   the Long Term Care Services(SM) Rider                                       6
Investment options within your policy                                          6
About your life insurance benefit                                              7
Alternative higher death benefit in certain cases                              7
You can increase or decrease your insurance coverage                           9
Accessing your money                                                           9
Risks of investing in a policy                                                10
How the Incentive Life Legacy(R) II variable life insurance
   policy is available                                                        10


--------------------------------------------------------------------------------
3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                             11
--------------------------------------------------------------------------------
How to reach us                                                               11
About our MONY America Variable Account L                                     12
Your voting privileges                                                        12


--------------------------------------------------------------------------------
4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                         13
--------------------------------------------------------------------------------
Portfolios of the Trusts                                                      13


--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                            21
--------------------------------------------------------------------------------
Your policy account value                                                     21


----------------------

"We," "our" and "us" refer to MONY America. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life Legacy(R) II anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                                                  Contents of this prospectus  i
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--------------------------------------------------------------------------------
6.  TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                      22
--------------------------------------------------------------------------------
Transfers you can make                                                        22
How to make transfers                                                         22
Our automatic transfer service                                                22
Our asset rebalancing service                                                 23


--------------------------------------------------------------------------------
7.  ACCESSING YOUR MONEY                                                      24
--------------------------------------------------------------------------------
Borrowing from your policy                                                    24
Loan extension (for guideline premium test policies only)                     25
Making withdrawals from your policy                                           26
Surrendering your policy for its net cash surrender value                     26
Your option to receive a terminal illness living benefit                      26


--------------------------------------------------------------------------------
8.  TAX INFORMATION                                                           28
--------------------------------------------------------------------------------
Basic income tax treatment for you and your beneficiary                       28
Tax treatment of distributions to you (loans, partial
   withdrawals, and full surrender; impact of certain policy changes
   and transactions)                                                          28
Tax treatment of living benefits rider or Long Term
   Care Services(SM) Rider under a policy with the
   applicable rider                                                           29
Business and employer owned policies                                          30
Requirement that we diversify investments                                     30
Estate, gift, and generation-skipping taxes                                   30
Pension and profit-sharing plans                                              31
Split-dollar and other employee benefit programs                              31
ERISA                                                                         31
Our taxes                                                                     31
When we withhold taxes from distributions                                     31
Possibility of future tax changes and other tax information                   32


--------------------------------------------------------------------------------
9.  MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS                       33
--------------------------------------------------------------------------------
Guarantee premium test for no lapse guarantees                                33
Paid up death benefit guarantee                                               33
Other benefits you can add by rider                                           34
Variations among Incentive Life Legacy(R) II policies                         38
Your options for receiving policy proceeds                                    38
Your right to cancel within a certain number of days                          38


--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                             40
--------------------------------------------------------------------------------
Deducting policy charges                                                      40
Charges that the Trusts deduct                                                43


--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY               44
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                                 44
Policy issuance                                                               44
Ways to make premium and loan payments                                        45
Assigning your policy                                                         45
You can change your policy's insured person                                   45
Requirements for surrender requests                                           46
Gender-neutral policies                                                       46
Future policy exchanges                                                       46


--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                      47
--------------------------------------------------------------------------------
About our general account                                                     47
Transfers of your policy account value                                        47
Telephone and Internet requests                                               48
Suicide and certain misstatements                                             49
When we pay policy proceeds                                                   49
Changes we can make                                                           49
Reports we will send you                                                      49
Distribution of the policies                                                  50
Legal proceedings                                                             51


--------------------------------------------------------------------------------
13. FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L AND
    MONY AMERICA                                                              52
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14. PERSONALIZED ILLUSTRATIONS                                                53
--------------------------------------------------------------------------------
Illustrations of policy benefits                                              53


--------------------------------------------------------------------------------
APPENDIX I -- HYPOTHETICAL ILLUSTRATIONS                                     I-1
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDIX II -- CALCULATING THE ALTERNATE DEATH BENEFIT                      II-1
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information
Table of contents
--------------------------------------------------------------------------------


ii  Contents of this prospectus
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Contents of this Prospectus (Cont'd.)


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ
   ADVISORS TRUST
--------------------------------------------------------------------------------
Multimanager Aggressive Equity                                          MMAE 1-4
Multimanager Core Bond                                                  MMCB 1-4
Multimanager International Equity                                       MMIE 1-4
Multimanager Large Cap Core Equity                                    MMLCCE 1-4
Multimanager Large Cap Growth                                          MMLCG 1-3
Multimanager Large Cap Value                                           MMLCV 1-4
Multimanager Mid Cap Growth                                            MMMCG 1-4
Multimanager Mid Cap Value                                             MMMCV 1-4
Multimanager Multi-Sector Bond                                          MMSB 1-4
Multimanager Small Cap Growth                                          MMSCG 1-4
Multimanager Small Cap Value                                           MMSCV 1-4
Multimanager Technology                                                  MMT 1-4
All Asset Allocation                                                    EQAA 1-4
AXA Balanced Strategy                                                   ABSA 1-3
AXA Conservative Growth Strategy                                        ACGA 1-3
AXA Conservative Strategy                                               ACSA 1-3
AXA Growth Strategy                                                     AGSA 1-3
AXA Moderate Growth Strategy                                           AMGSA 1-3
AXA Tactical Manager 2000-I                                           ATM2KI 1-3
AXA Tactical Manager 400-I                                           ATM400I 1-3
AXA Tactical Manager 500-I                                           ATM500I 1-3
AXA Tactical Manager International-I                                 ATMINTI 1-4
EQ/AllianceBernstein International                                     EQABI 1-3
EQ/AllianceBernstein Small Cap Growth                                 EQASCG 1-3
EQ/BlackRock Basic Value Equity                                        EQBBV 1-3
EQ/BlackRock International Value                                      EQBINT 1-3
EQ/Boston Advisors Equity Income                                      EQBAEI 1-3
EQ/Calvert Socially Responsible                                        EQCSR 1-4
EQ/Capital Guardian Growth                                             EQCGG 1-3
EQ/Capital Guardian Research                                           EQCGR 1-3
EQ/Common Stock Index                                                  EQCTI 1-3
EQ/Core Bond Index                                                     EQCBI 1-3
EQ/Equity 500 Index                                                   EQ500I 1-3
EQ/Equity Growth PLUS                                                  EQEGP 1-4
EQ/GAMCO Mergers and Acquisitions                                      EQGMA 1-4
EQ/GAMCO Small Company Value                                          EQGSCV 1-3
EQ/Global Bond PLUS                                                    EQGBP 1-4
EQ/Global Multi-Sector Equity                                         EQGMSE 1-4
EQ/Intermediate Government Bond Index                                 EQIGBI 1-3
EQ/International Core PLUS                                             EQICP 1-4
EQ/International Growth                                                 EQIG 1-3
EQ/JPMorgan Value Opportunities                                       EQJPMV 1-3
EQ/Large Cap Core PLUS                                                EQLCCP 1-4
EQ/Large Cap Growth Index                                             EQLCGI 1-3
EQ/Large Cap Growth PLUS                                              EQLCGP 1-4
EQ/Large Cap Value Index                                              EQLCVI 1-3
EQ/Large Cap Value PLUS                                               EQLCVP 1-4
EQ/Lord Abbett Growth and Income                                      EQLAGI 1-3
EQ/Lord Abbett Large Cap Core                                         EQLALC 1-3
EQ/Mid Cap Index                                                       EQMCI 1-3
EQ/Mid Cap Value PLUS                                                 EQMCVP 1-4


                                     Contents of this Prospectus (Cont'd.)  ii-a

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EQ/Money Market                                                         EQMM 1-3
EQ/Montag & Caldwell Growth                                            EQMCG 1-3
EQ/Morgan Stanley Mid Cap Growth                                       EQMSG 1-3
EQ/PIMCO Ultra Short Bond                                              EQPUS 1-3
EQ/Quality Bond PLUS                                                   EQQBP 1-4
EQ/Small Company Index                                                 EQSCI 1-3
EQ/T.Rowe Price Growth Stock                                           EQTGS 1-3
EQ/UBS Growth and Income                                               EQUGI 1-3
EQ/Van Kampen Comstock                                                 EQVKC 1-3
EQ/Wells Fargo Advantage Omega Growth                                 EQWFAO 1-3


ii-b  Contents of this Prospectus (Cont'd.)

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An index of key words and phrases

--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this prospectus.


                                                                          PAGE
   account value                                                            21
   actual premium fund value                                                33
   Administrative Office                                                    11
   age;age at issue                                                         45
   Allocation Date                                                           6
   alternative death benefit                                                 7
   amount at risk                                                           41
   anniversary                                                              10
   assign; assignment                                                       45
   automatic transfer service                                               22
   AXA Equitable                                                            12
   AXA Financial, Inc.                                                      11
   basis                                                                    29
   beneficiary                                                              38
   business day                                                             44
   Cash Surrender Value                                                     24
   Code                                                                     28
   collateral                                                               24
   commencement of insurance coverage                                       45
   cost of insurance charge                                                 41
   cost of insurance rates                                                  41
   day                                                                      44
   default                                                                   5
   disruptive transfer activity                                             47
   dollar cost averaging service                                            22
   extended no lapse guarantee                                               5
   face amount                                                               7
   grace period                                                              5
   guaranteed interest option                                                7
   guarantee premium test                                                   33
   Guaranteed Interest Account                                               7
   Incentive Life Legacy(R) II                                           cover
   initial premium                                                           6
   insured person                                                           45
   Internet                                                                 11
   investment funds                                                          6
   investment option                                                     cover
   investment start date                                                    45
   issue date                                                               45
   lapse                                                                     5
   loan extension                                                           25
   loan, loan interest                                                      24
   Long Term Care Services(SM) Rider                                         6
   market timing                                                            47
   Money Market Lock-in Period                                               6
   mortality and expense risk charge                                        42
   modified endowment contract                                              28
   month, year                                                              44
   monthly deduction                                                         3
   MONY Access Account                                                      38
   MONY America                                                             11
   MONY America Variable Account L                                          12
   net cash surrender value                                                 26
   no lapse guarantee premium fund value                                    33
   no lapse guarantee                                                        5
   Option A, B                                                               7
   our                                                                       i
   owner                                                                     i
   paid up                                                                  28
   paid up death benefit guarantee                                           6
   partial withdrawal                                                       26
   payments                                                                 45
   planned periodic premium                                                  4
   policy                                                                cover
   Portfolio                                                             cover
   premium payments                                                          4
   prospectus                                                            cover
   rebalancing                                                              23
   receive                                                                  44
   register date                                                            44
   restore, restoration                                                      5
   riders                                                                    4
   SEC                                                                   cover
   state                                                                     i
   subaccount                                                               12
   surrender                                                                26
   surrender charge                                                          1
   target premium                                                           50
   transfers                                                                22
   Trusts                                                                cover
   units                                                                    21
   unit values                                                              21
   us                                                                        i
   variable investment option                                            cover
   we                                                                        i
   withdrawal                                                               26
   you, your                                                                 i


                                           An index of key words and phrases iii

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1.  Risk/benefit summary: Charges and expenses you will pay


--------------------------------------------------------------------------------
TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. See "Deducting policy charges" under "More information about certain policy charges."


------------------------------------------------------------------------------------------------------------------------------------
                                                          TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                         WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE(1)              From each premium                9%, if the extended no lapse guarantee rider is in effect.

                                                                       - or -

                                                                8%, if the extended no lapse guarantee rider is not in effect.
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF      Upon surrender                   Initial surrender charge per $1,000 of initial base policy face
YOUR POLICY DURING ITS FIRST                                    amount or per $1,000 of requested base policy face amount
15 YEARS OR THE FIRST 15                                        increase:(3)
YEARS AFTER YOU HAVE
REQUESTED AN INCREASE IN                                        Highest: $47.92
YOUR POLICY'S FACE AMOUNT(2)                                    Lowest: $10.38
                                                                Representative: $17.32(4)
------------------------------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR     Effective date of the decrease   A pro rata portion of the charge that would apply to a full
POLICY'S FACE AMOUNT                                            surrender at the time of the decrease.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG                Upon transfer                    $25 per transfer.(5)
INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
ADDING THE TERMINAL ILLNESS    At the time of the transaction   $100 (if elected after policy issue)
LIVING BENEFIT RIDER
------------------------------------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION TO          At the time of the transaction   $250
RECEIVE THE TERMINAL ILLNESS
LIVING BENEFIT
------------------------------------------------------------------------------------------------------------------------------------


This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                         WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE              Monthly                          Charge per $1,000 of the amount for which we are at risk:(8)
CHARGE(6)(7)
                                                                Highest: $83.34
                                                                Lowest: $0.02
                                                                Representative: $0.10(9)
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK     Monthly                          0.85% (annual rate) of your value in our variable investment options
CHARGE
------------------------------------------------------------------------------------------------------------------------------------


1 Risk/benefit summary: Charges and expenses you will pay

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
------------------------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                         WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(6)       Monthly                        (1) Policy Year         Amount Deducted
                                                                  -----------         ---------------
                                                                     1                     $20
                                                                     2+                    $15

                                                                               -plus-
                                                              (2) Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase that exceeds the highest previous face amount:

                                                                  Highest: $0.35
                                                                  Lowest: $0.03
                                                                  Representative: $0.04(4)
------------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(10)       On each policy anniversary     1% of loan amount.
                               (or on loan termination, if
                               earlier)
------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES         While the rider is in effect

CHILDREN'S TERM INSURANCE      Monthly                        Charge per $1,000 of rider benefit amount:

                                                              $0.50

DISABILITY DEDUCTION           Monthly                        Percentage of all other monthly charges:
WAIVER
                                                              Highest: 132%
                                                              Lowest: 7%
                                                              Representative: 12%(9)

OPTION TO PURCHASE             Monthly                        Charge per $1,000 of rider benefit amount:
ADDITIONAL INSURANCE
                                                              Highest: $0.17
                                                              Lowest: $0.04
                                                              Representative: $0.16(11)

EXTENDED NO LAPSE              Monthly                        (1) Charge per $1,000 of the initial base policy face amount, and per
GUARANTEE                                                         $1,000 of any requested base policy face amount increase that exceeds the highest previous face amount:

                                                              Highest: $0.05
                                                              Lowest: $0.01
                                                              Representative: $0.02(4)

                                                                               -plus-
                                                              (2) Percentage of Separate Account Fund Value charge: 0.15% (annual rate) of your value in our variable investment options.

LONG TERM CARE SERVICES(SM)    Monthly                        Charge per $1,000 of the amount for which we are at risk:(13)
RIDER(12)
                                                              Highest:$1.18
                                                              Lowest:$0.08
                                                              Representative:$0.22(11)
------------------------------------------------------------------------------------------------------------------------------------



(1) Currently, we deduct 8% of each premium payment up to six "target premiums" and then 3% of each premium payment after an amount equal to six "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. If you elect the extended no lapse guarantee rider, an additional 1% of each premium payment will be deducted while the rider is in effect.

(2) The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.


(3) The initial amount of surrender charge depends on each policy's specific characteristics.

(4) This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class for a face amount of $250,000 or more. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

                       Risk/benefit summary: Charges and expenses you will pay 2

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(5)  No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursu ant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(6)  Not applicable after the insured person reaches age 121.

(7) Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(8) Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.

(9) This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

(10) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy--Loan interest we charge" in "Accessing your money" later in this prospectus.

(11) This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

(12) Not applicable after the insured person reaches age 100.

(13) Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


------------------------------------------------------------------------------------------------------------------------------------
                         PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted              Lowest          Highest
from Portfolio assets including management fees, 12b-1 fees, service fees and/or            ------          -------
other expenses)(1)                                                                          0.64%           4.62%
------------------------------------------------------------------------------------------------------------------------------------



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the AXA Tactical Manager 400-I Portfolio.



HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

3 Risk/benefit summary: Charges and expenses you will pay

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2. Risk/benefit summary: Policy features, benefits and risks


--------------------------------------------------------------------------------
Incentive Life Legacy(R) II is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) II policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) II policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) II policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 121st birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. In particular, you may wish to ask for an illustration under both the guideline premium test and cash value accumulation test to see the possible impact of including future changes to your policy under various investment return assumptions. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

                   Risk/benefit summary: Policy features, benefits and risks   4

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THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

o you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

o you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

o you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

o   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the amount to maintain one of the available guarantees against termination), policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct, or (ii) to maintain one of the no lapse guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will be an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.



YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

o You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus); and

o Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if the guarantee period expires.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added at issue to the policy that provides a longer guarantee period than described above with a higher premium requirement, provided you elect death benefit Option A. The length of your policy's guarantee period will range from 20 to 40 years, depending on the insured's age when we issue the policy.

The monthly cost of this rider and the required premium vary by the individual characteristics of the insured and the face amount of the policy. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this

5  Risk/benefit summary: Policy features, benefits and risks

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rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges. For the extended no lapse guarantee rider, your death benefit must always have been Option A. The no lapse guarantee is not impacted by your choice of death benefit option.
--------------------------------------------------------------------------------


YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE


Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee (certain policies may refer to this as the "paid up" no lapse guarantee) at any time after the fourth year of your policy if the insured's attained age is 120 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services(SM) Rider (described below) or a living benefit on account of terminal illness at any time.


The guarantee will also terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.


YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES(SM) RIDER

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services(SM) Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.



INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.


You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio

                   Risk/benefit summary: Policy features, benefits and risks   6

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follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."


You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 777-6510. We may add or delete variable investment options or Portfolios at any time.


If you elect the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation Series investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
We will pay at least 2% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------


ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) II policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. (See "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus.) The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount; -- or --

o Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated. If you have elected the extended no lapse guarantee, you must have always had Option A since the policy issue date.


ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this

7  Risk/benefit summary: Policy features, benefits and risks

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alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 AGE*     40 AND UNDER      45        50        55        60           65
   %      250%              215%      185%      150%      130%         120%

          70      75-90     91        92        93        94-OVER
   %      115%    105%      104%      103%      102%      101%
--------------------------------------------------------------------------------
* For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.


The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.


OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services(SM) Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see "Long Term Care Services(SM) Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

--------------------------------------------------------------------------------
You can request a change in your death benefit option from Option B any time after the first year of the policy and before the policy anniversary nearest to the insured's 121st birthday; however, changes to Option B are not permitted beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death

                   Risk/benefit summary: Policy features, benefits and risks   8

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benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under the policy while the Long Term Care Services(SM) Rider is in effect. Please refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the first year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges under any optional disability waiver rider that is part of the policy;
(ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum age for a face amount increase shown in their policy (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services(SM) Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge, administrative charge, and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.


ACCESSING YOUR MONEY


You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.


You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after

9  Risk/benefit summary: Policy features, benefits and risks

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the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

o If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the previous chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.


HOW THE INCENTIVE LIFE LEGACY(R) II VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Legacy(R) II is primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) II is generally available for issue ages 0-85.

                  Risk/benefit summary: Policy features, benefits and risks   10

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3. Who is MONY Life Insurance Company of America?


--------------------------------------------------------------------------------
We are MONY Life Insurance Company of America ("MONY America"), an Arizona stock life insurance corporation organized in 1969. MONY America is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of MONY America, and under its other arrangements with MONY America and its parent, AXA exercises significant influence over the operations and capital structure of MONY America and its parent. AXA holds its interest in MONY America through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC and MONY Life Insurance Company, a life insurance company. MONY America is obligated to pay all amounts that are promised to be paid under the policies.
No company other than MONY America, however, has any legal responsibility to pay amounts that MONY America owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our main administrative office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
MONY America -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
MONY America -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day/7 days a week through our Interactive Telephone, AXA Equitable
VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.

--------------------------------------------------------------------------------
BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com

--------------------------------------------------------------------------------
BY FAX:
--------------------------------------------------------------------------------
1-704-540-9714

--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------
You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)  request for our asset rebalancing service; and

(3)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  transfers among investment options;

(c)  changes in allocation percentages for premiums and deductions; and

(d)  electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or change your address (1) by toll-free phone and assisted service, (2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. You can transfer among investment options using (2) and (3), as described in the previous sentence, only. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may

11  Who is MONY Life Insurance Company of America?

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not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR MONY AMERICA VARIABLE ACCOUNT L

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account L. We established MONY America Variable Account L under Arizona Insurance Law on February 15, 1985. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in MONY America Variable Account L and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account L reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account L is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account L. Although MONY America Variable Account L is registered, the SEC does not monitor the activity of MONY America Variable Account L on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account L available under Incentive Life Legacy(R) II invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account L immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account L (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account L in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) II and other policies that MONY America Variable Account L supports.

                              Who is MONY Life Insurance Company of America?  12

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4. About the Portfolios of the Trusts


--------------------------------------------------------------------------------
The AXA Strategic Allocation Series Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Series Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA
Equitable may derive greater revenues from the AXA Strategic Allocation Series Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Strategic Allocation Series Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.


PORTFOLIOS OF THE TRUSTS


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST -
CLASS B SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                     OBJECTIVE                                              APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE            Seeks long-term growth of capital.                     o AllianceBernstein L.P.
 EQUITY(+)                                                                                o AXA Equitable
                                                                                          o ClearBridge Advisors, LLC
                                                                                          o Legg Mason Capital Management, Inc.
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND             Seeks a balance of high current income and capital     o BlackRock Financial Management, Inc.
                                   appreciation, consistent with a prudent level of risk. o Pacific Investment Management Company
                                                                                            LLC
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL         Seeks long-term growth of capital.                     o AllianceBernstein L.P.
 EQUITY                                                                                   o AXA Equitable
                                                                                          o BlackRock Investment Management, LLC
                                                                                          o JPMorgan Investment Management Inc.
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP             Seeks long-term growth of capital.                     o AllianceBernstein L.P.
 CORE EQUITY                                                                              o AXA Equitable
                                                                                          o Janus Capital Management LLC
                                                                                          o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP             Seeks long-term growth of capital.                     o Goodman & Co. NY Ltd.
 GROWTH(+)                                                                                o SSgA Funds Management, Inc.
                                                                                          o T. Rowe Price Associates, Inc.
                                                                                          o Westfield Capital Management Company,
                                                                                            L.P.
------------------------------------------------------------------------------------------------------------------------------------


13 About the Portfolios of the Trusts


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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST -
CLASS B SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                     OBJECTIVE                                              APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP             Seeks long-term growth of capital.                     o AllianceBernstein L.P.
 VALUE                                                                                    o AXA Equitable
                                                                                          o Institutional Capital LLC
                                                                                          o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP               Seeks long-term growth of capital.                     o AllianceBernstein L.P.
 GROWTH                                                                                   o AXA Equitable
                                                                                          o BlackRock Investment Management, LLC
                                                                                          o Franklin Advisers, Inc.
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE         Seeks long-term growth of capital.                     o AXA Equitable
                                                                                          o AXA Rosenberg Investment Management LLC
                                                                                          o BlackRock Investment Management, LLC
                                                                                          o Tradewinds Global Investors, LLC
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR          Seeks high total return through a combination of       o Pacific Investment Management Company
 BOND                              current income and capital appreciation.                 LLC
                                                                                          o Post Advisory Group, LLC
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP             Seeks long-term growth of capital.                     o AXA Equitable
 GROWTH                                                                                   o BlackRock Investment Management, LLC
                                                                                          o Eagle Asset Management, Inc.
                                                                                          o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP             Seeks long-term growth of capital.                     o AXA Equitable
 VALUE                                                                                    o BlackRock Investment Management, LLC
                                                                                          o Franklin Advisory Services, LLC
                                                                                          o Pacific Global Investment Management
                                                                                            Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY            Seeks long-term growth of capital.                     o AXA Equitable
                                                                                          o RCM Capital Management LLC
                                                                                          o SSgA Funds Management, Inc.
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -
CLASS IB SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                    OBJECTIVE                                              APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION               Seeks long-term capital appreciation and current       o AXA Equitable
 PORTFOLIO                         income.
------------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY              Seeks long-term capital appreciation and current       o AXA Equitable
                                   income
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY          Seeks a high level of current income.                  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 14

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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -
CLASS IB SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                    OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH            Seeks current income and growth of capital, with a       o AXA Equitable
 STRATEGY                          greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY                Seeks long-term capital appreciation and current income, o AXA Equitable with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH                Seeks long-term capital appreciation and current income, o AXA Equitable
 STRATEGY                          with a greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I         Seeks a total return that is comparable to that of the   o AllianceBernstein L.P.
                                   S&P MidCap 400 Index by investing in a combination of    o AXA Equitable
                                   long and short positions based on securities included    o BlackRock Investment Management, LLC
                                   in the S&P MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I         Seeks a total return that is comparable to that of the   o AllianceBernstein L.P.
                                   Standard & Poor's 500 Composite Stock Price Index        o AXA Equitable
                                   ("S&P 500 Index") by investing in a combination of long  o BlackRock Investment Management, LLC and short positions based on securities included in the
                                   S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I        Seeks a total return that is comparable to that of the   o AllianceBernstein L.P.
                                   Russell 2000(R) Index by investing in a combination of   o AXA Equitable
                                   long and short positions based on securities included    o BlackRock Investment Management, LLC
                                   in the Russell 2000(R) Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER               Seeks a total return that is comparable to that of the   o AllianceBernstein L.P.
 INTERNATIONAL-I                   Morgan Stanley Capital International ("MSCI") EAFE       o AXA Equitable
                                   Index ("EAFE Index") or a combination of the ASX SPI     o BlackRock Investment Management, LLC
                                   200 Index, Dow Jones Euro STOXX 50 Index(R), FTSE 100
                                   Index and the Tokyo Stock Price Index (collectively,
                                   the "Indices") by investing in a combination of long
                                   and short positions based on securities included in
                                   the EAFE Index or Indices.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN               Seeks to achieve long-term growth of capital.            o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL         Seeks to achieve long-term growth of capital.            o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE           Seeks to achieve capital appreciation and secondarily,   o BlackRock Investment Management, LLC
 EQUITY                            income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL         Seeks to provide current income and long-term growth     o BlackRock International Limited
 VALUE                             of income, accompanied by growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY          Seeks a combination of growth and income to achieve an   o Boston Advisors, LLC
 INCOME                            above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY                Seeks to achieve long-term capital appreciation.         o Bridgeway Capital Management, Inc.
 RESPONSIBLE                                                                                o Calvert Asset Management Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH         Seeks to achieve long-term growth of capital.            o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN                Seeks to achieve long-term growth of capital.            o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------


15 About the Portfolios of the Trusts

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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -
CLASS IB SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                    OBJECTIVE                                              APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX              Seeks to achieve a total return before expenses that   o AllianceBernstein L.P.
                                   approximates the total return performance of the
                                   Russell 3000 Index, including reinvestment of
                                   dividends, at a risk level consistent with that of the
                                   Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX                 Seeks to achieve a total return before expenses that   o SSgA Funds Management, Inc.
                                   approximates the total return performance of the
                                   Barclays Capital U.S. Aggregate Bond Index, including
                                   reinvestment of dividends, at a risk level consistent
                                   with that of the Barclays Capital U.S. Aggregate Bond
                                   Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                Seeks to achieve a total return before expenses that   o AllianceBernstein L.P.
                                   approximates the total return performance of the S&P
                                   500 Index, including reinvestment of dividends, at a
                                   risk level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS              Seeks to achieve long-term growth of capital.          o AXA Equitable
                                                                                          o BlackRock Capital Management, Inc.
                                                                                          o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND               Seeks to achieve capital appreciation.                 o GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY             Seeks to maximize capital appreciation.                o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS                Seeks to achieve capital growth and current income.    o AXA Equitable
                                                                                          o BlackRock Investment Management, LLC
                                                                                          o First International Advisors, LLC
                                                                                          o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR             Seeks to achieve long-term capital appreciation.       o AXA Equitable
 EQUITY                                                                                   o BlackRock Investment Management, LLC
                                                                                          o Morgan Stanley Investment Management
                                                                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT         Seeks to achieve a total return before expenses that   o SSgA Funds Management, Inc.
 BOND INDEX                        approximates the total return performance of the
                                   Barclays Capital Intermediate U.S. Government Bond
                                   Index, including reinvestment of dividends, at a risk
                                   level consistent with that of the Barclays Capital
                                   Intermediate U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS         Seeks to achieve long-term growth of capital.          o AXA Equitable
                                                                                          o BlackRock Investment Management, LLC
                                                                                          o Hirayama Investments, LLC
                                                                                          o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH            Seeks to achieve capital appreciation.                 o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                  Seeks to achieve long-term capital appreciation.       o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 16

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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -
CLASS IB SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                 OBJECTIVE                                                APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS          Seeks to achieve long-term growth of capital with a sec-  o AXA Equitable
                                ondary objective to seek reasonable current income. For   o BlackRock Investment Management, LLC
                                purposes of this Portfolio, the words "reasonable current o Institutional Capital LLC income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX       Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                                approximates the total return performance of the Russell
                                1000 Growth Index, including reinvestment of dividends
                                at a risk level consistent with that of the Russell 1000
                                Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS        Seeks to provide long-term capital growth.                o AXA Equitable
                                                                                          o BlackRock Investment Management, LLC
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX        Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
                                approximates the total return performance of the Russell
                                1000 Value Index, including reinvestment of dividends, at
                                a risk level consistent with that of the Russell 1000
                                Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS         Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
                                                                                          o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Seeks to achieve capital appreciation and growth of       o Lord, Abbett & Co. LLC
 INCOME                         income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP        Seeks to achieve capital appreciation and growth of       o Lord, Abbett & Co. LLC
 CORE                           income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
                                approximates the total return performance of the S&P
                                Mid Cap 400 Index, including reinvestment of dividends,
                                at a risk level consistent with that of the S&P Mid Cap
                                400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS           Seeks to achieve long-term capital appreciation.          o AXA Equitable
                                                                                          o BlackRock Investment Management, LLC
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 Seeks to obtain a high level of current income, preserve  o The Dreyfus Corporation its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.                    o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP       Seeks to achieve capital growth.                          o Morgan Stanley Investment Management
 GROWTH(!)                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND       Seeks to generate a return in excess of traditional money o Pacific Investment Management Company,
                                market products while maintaining an emphasis on            LLC
                                preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS            Seeks to achieve high current income consistent with      o AllianceBernstein L.P.
                                moderate risk to capital.                                 o AXA Equitable
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


17 About the Portfolios of the Trusts

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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST -
CLASS IB SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                   OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX            Seeks to replicate as closely as possible (before the   o AllianceBernstein L.P.
                                  deduction of Portfolio expenses) the total return of
                                  the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH           Seeks to achieve long-term capital appreciation and     o T. Rowe Price Associates, Inc.
 STOCK                            secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME          Seeks to achieve total return through capital           o UBS Global Asset Management
                                  appreciation with income as a secondary consideration.    (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK            Seeks to achieve capital growth and income.             o Morgan Stanley Investment Management
                                                                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE          Seeks to achieve long-term capital growth.              o Wells Capital Management, Inc.
 OMEGA GROWTH(2)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP       The fund seeks long-term capital growth. Income is a    o American Century Investment Management,
 VALUE FUND                       secondary objective.                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - SERVICE CLASS 2                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)     Seeks long-term capital appreciation.                   o Fidelity Management & Research Company
 PORTFOLIO                                                                                  (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME   Seeks high total return through a combination of        o Fidelity Management & Research Company
 PORTFOLIO                        current income and capital appreciation.                  (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP           Seeks long-term growth of capital.                      o Fidelity Management & Research Company
 PORTFOLIO                                                                                  (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST - CLASS 2                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS         Seeks long-term capital appreciation, with preservation o Franklin Advisory Services, LLC
 SECURITIES FUND                  of capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE          Seeks long-term total return.                           o Franklin Advisory Services, LLC.
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME         The Fund's principal investment goal is to earn a high  o Franklin Advisers, Inc.
 SECURITIES FUND                  level of current income. Its secondary goal is
                                  long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES          The Fund's principal investment goal is capital         o Franklin Mutual Advisers, LLC
 FUND                             appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING              Seeks long-term capital appreciation.                   o Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND             Seeks high current income, consistent with preservation o Franklin Advisers, Inc.
 SECURITIES FUND                  of capital. Capital appreciation is a secondary
                                  consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES       The Fund's investment goal is long-term capital growth. o Templeton Global Advisors, Limited
 FUND
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 18
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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST - SERVICE SHARES                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                     OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP          Seeks long-term capital appreciation.                   o Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                     OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL           The fund's investment objective is total return         o Invesco Advisers, Inc.
 ESTATE FUND                       through growth of capital and current income.
                                                                                           o Sub-Adviser: Invesco Asset Management
                                                                                             Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL         The fund's investment objective is long-term growth     o Invesco Advisers, Inc.
 GROWTH FUND                       of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE          The fund's investment objective is long-term growth     o Invesco Advisers, Inc.
 EQUITY FUND                       of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY      The fund's investment objective is long-term growth     o Invesco Advisers, Inc.
 FUND                              of capital.
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                     OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY               Seeks to provide long-term capital appreciation.        o Waddell & Reed Investment Management
                                                                                             Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH       Seeks to provide growth of your investment.             o Waddell & Reed Investment Management
                                                                                             Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP            Seeks growth of capital.                                o Waddell & Reed Investment Management
 GROWTH                                                                                      Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                     OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING         Seeks long-term capital appreciation.                   o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                     OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE         The fund's investment objective is to seek capital      o Massachusetts Financial Services
 PORTFOLIO                         appreciation.                                             Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to seek capital      o Massachusetts Financial Services
 SERIES                            appreciation.                                             Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES      The fund's investment objective is to seek capital      o Massachusetts Financial Services
                                   appreciation.                                             Company
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                     OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R)       Seeks maximum real return consistent with prudent       o PACIFIC INVESTMENT MANAGEMENT COMPANY
 STRATEGY PORTFOLIO                investment management.                                    LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN STRATEGY         Seeks maximum real return, consistent with preser-      o Pacific Investment Management Company
 PORTFOLIO                         vation of real capital and prudent investment             LLC
                                   management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO       Seeks maximum total return, consistent with preser-     o Pacific Investment Management Company
                                   veration of capital and prudent investment management.    LLC
------------------------------------------------------------------------------------------------------------------------------------


19 About the Portfolios of the Trusts
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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC. -
SERVICE CLASS                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                     OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY-INCOME II     Seeks to provide substantial dividend income as well as o T. Rowe Price Associates, Inc.
 PORTFOLIO                         long-term growth of capital through investments in the
                                   common stocks of established companies.
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                     OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD            Seeks long-term capital appreciation by investing       o Van Eck Associates Corporation
 ASSETS FUND                       primarily in "hard asset" securities. Income is a
                                   secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 15, 2010, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.


    ----------------------------------------------
    FOOTNOTE NO.    PORTFOLIO'S FORMER NAME
    ----------------------------------------------
    1               EQ/Van Kampen Mid Cap Growth
    ----------------------------------------------
    2               EQ/Evergreen Omega
    ----------------------------------------------



(+) Effective on or about September 13, 2010, subject to regulatory approval, interests in the Multimanager Aggressive Equity Portfolio (the "surviving option") will replace interests in the Multimanager Large Cap Growth Portfolio (the "replaced option"). We will move assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. Also, we will automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation to the surviving option. You may transfer your account value among the investment options, as usual. Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in this prospectus.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.


                                           About the Portfolios of the Trusts 20

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5.  Determining your policy's value


--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

21  Determining your policy's value


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6. Transferring your money among our investment options


--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

o whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.


OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up


                        Transferring your money among our investment options  22


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death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.


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7. Accessing your money


--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services(SM) Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o   you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

o   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) II policies in 2009, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.


                                                        Accessing your money  24


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PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received during the 61-day grace period. See "Policy "lapse" and termination" in "The minimum amount of premiums you must pay" under "Risk/ benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services(SM) Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services(SM) Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.


LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

o The net policy account value is not sufficient to cover the monthly deductions then due;

o The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

o   You have selected Death Benefit Option A;

o You have not received a payment under either the living benefits rider or the Long Term Care Services(SM) Rider;

o   The policy is not in a grace period; and

o No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

o We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

o Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

o Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

o   No additional loans or partial withdrawals may be requested.

o   No changes in face amount or death benefit option may be requested.

o No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

o All additional benefit riders and endorsements will terminate, including the Long Term Care Services(SM) Rider.

o   The paid up death benefit guarantee if applicable, may not be elected.


o   The policy will not thereafter lapse for any reason.


On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a) The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)   The outstanding loan and accrued loan interest, plus $10,000; or


25  Accessing your money


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(c)   The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services(SM) Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services(SM) Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care
Services(SM) Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.


YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT


Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.


If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services(SM) Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services(SM) Rider. Long Term Care Services(SM) Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaran-



                                                        Accessing your money  26

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teed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------





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8. Tax information


--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Legacy(R) II policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that:

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER; IMPACT OF CERTAIN POLICY CHANGES AND TRANSACTIONS)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, a change may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. These tax rules may also result in a higher death benefit applying, not withstanding a requested decrease in face amount. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.


                                                             Tax information  28


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If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES(SM) RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES(SM) RIDER. Benefits received under the Long Term Care Services(SM) Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care Services(SM) Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services(SM) Rider are generally not considered deductible for income tax purposes. The Long Term Care Services(SM) Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services(SM) Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insur-


29  Tax information


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able interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is scheduled to be reinstated and the gift and estate tax exemption referred to above would again be $1 million. Various legislative proposals have been made which may extend or eliminate the 2010 repeal, perhaps retroactively, while other proposals would make changes to future exemption levels and rates.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts



                                                             Tax information  30


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and bequests to a person's spouse or charitable institutions and certain gifts of $13,000 for 2010 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a scheduled full repeal in year 2010, then return to current law in years 2011 and thereafter. Again, as in the case for estate taxes, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.


If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.


If this policy is being purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.


PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.


In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.



ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our MONY America Variable Account L are reported in our federal income tax return. MONY America Variable Account L's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to MONY America Variable Account L for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to MONY America Variable Account L, based on premiums, or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also


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be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. Other legislative proposals could place further restrictions as to business owned life insurance. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include life insurance continuation beyond the insured reaching age 100 and testing for policies issued on a special risk class basis.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.


OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of MONY America Variable Account L, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account L.


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9. More information about policy features and benefits


--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date less any partial withdrawals (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value and provided that one of the guarantees is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The amounts of the monthly guarantee premiums for any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period or the extended no lapse guarantee period beyond its original number of years.


PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o   the insured's attained age is not more than 120;

o you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

o we are not waiving monthly charges under the terms of a disability waiver rider;

o you have not received any payment under a living benefits rider or under the Long Term Care Services(SM) Rider;

o the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

o the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

o the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

o   the election would not reduce the face amount (see below) below $100,000;

o no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

o You agree to re-allocate your fund values to the guaranteed interest option and the AXA Strategic Allocation Series investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, including the Long Term Care Services(SM) Rider, except for any charitable legacy rider or living benefits rider providing benefits for terminal illness. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option
A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a gen-


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eral matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation Series investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation Series investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation Series investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

o   premium payments

o   partial withdrawals

o   changes to the policy's face amount or death benefit option

o any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. The guarantee will also terminate if we make payment under the living benefits rider or the Long Term Care Services(SM) Rider. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you may be eligible for the following other optional benefits we currently make available by rider:

o   extended no lapse guarantee - Described below.

o   Long Term Care Services(SM) Rider - Described below.

o disability deduction waiver - This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

o option to purchase additional insurance - This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

o children's term insurance - This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

o   charitable legacy rider-Described below.

We add the following benefits automatically at no charge to each eligible policy:

o substitution of insured person rider - (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")


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o   living benefits rider - (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

o paid up death benefit guarantee - (see "Paid up death benefit guarantee" earlier in this section).

o loan extension endorsement - (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The chart below details the issue age and extended no lapse guarantee period for the rider.

--------------------------------------------------------------------------------
ISSUE AGE            EXTENDED NO LAPSE GUARANTEE PERIOD
--------------------------------------------------------------------------------
0-35                 40 years from issue age

36-45                Period extends until attained age 75

46-60                30 years from issue age

61-70                Period extends until attained age 90
--------------------------------------------------------------------------------

If you elect this rider at issue, the investment options available to you will be restricted to the guaranteed interest option and the AXA Strategic Allocation Series investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

o   The rider has not terminated;

o The guarantee premium test for no lapse guarantees has been satisfied (see "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

o The death benefit option under the policy has been Option A since it was issued; and

o Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured and the face amount of the policy. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

At issue and while the rider is in effect, we currently limit your investment options under the policy to the AXA Strategic Allocation Series investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

o PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

o TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

o PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

o RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

    - the date your policy ends without value at the end of a grace period;

    - the date you surrender your policy;

    - the expiration date of the extended no lapse guarantee period shown in your policy;

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    - the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

    - the effective date of the election of the paid up death benefit guarantee;

    - the date that a new insured person is substituted for the origi nal insured person;

    - the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

    - the date the policy goes on loan extension; or

    - the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.

LONG TERM CARE SERVICES(SM) RIDER(1). In states where approved, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.(2) Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services(SM) Rider are being paid we will waive the monthly charge for the Long Term Care Services(SM) Rider.

We will pay up to the long-term care specified amount for qualified long term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from MONY America and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance Company. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

    1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or


    2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)


When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

----------------------
(1) In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.

(2) For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.


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o ELIMINATION PERIOD. The Long Term Care Services(SM) Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

o PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services(SM) Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

    1. the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

    2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

    3. the date when you request that we terminate benefit payments under this rider;

    4. the date the accumulated benefit lien amount equals the current long term care specified amount;

    5.  the date that you surrender the policy;

    6. the date we make a payment under the living benefits rider (for terminal illness); or

    7.  the date of death of the insured person.

During a period of coverage:

    1. Partial withdrawals, face amount decreases and premium payments are not permitted.

    2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

    3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

    4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

    1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

    2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

    3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

    4.  The maximum monthly benefit will not be reduced.


    5. The actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the policy face amount.


    6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

    7.  The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

o RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

    1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

    2.  upon termination or surrender of the policy;

    3.  the date of the insured person's death;

    4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

    5. the effective date of the election of the paid up death benefit guarantee;

    6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

    7.  the date the policy goes on loan extension; or

    8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.


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If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.


o EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement must continue without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.


For tax information concerning the Long Term Care Services(SM) Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an accredited 501(c) organization under IRS Code 170. See www.IRS.gov for valid organizations.

o RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:
    - the termination of the policy;
    - the surrender of the policy;
    - the date we receive the policy owner's written request to terminate the rider;

    - the date of the insured's death; or
    - the date the policy is placed on loan extension.


If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the substitution of insured person rider or elects the paid up death benefit guarantee.


VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) II POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) II where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R) II. We will make such variations only in accordance with uniform rules that we establish.

MONY America or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your base policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", an interest-bearing account with check-writing privileges. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a check is presented for payment. Interest on the MONY Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. We will receive any investment earnings during the period such amounts remain in the general account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).


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In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.


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10. More information about certain policy charges


--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."


TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.


o PREMIUM CHARGE. We deduct an amount not to exceed 8% from each premium payment you send us. We currently deduct 8% from each premium payment up to six "target premiums" and 3% from each premium payment thereafter. A similar charge applies to premiums attributed to requested face amount increases. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 8%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.


In addition, if the extended no lapse guarantee is in effect, we deduct 1% from each premium payment during the extended no lapse guarantee period. This additional charge is designed, in part, to compensate us for the additional insurance risk we take on in providing this rider and the administrative costs involved with maintaining it.

o SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears


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to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

o ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.


PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.


o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.


Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current (non-guaranteed) cost of insurance rates are zero for policy years in which the insured person is attained age 100 or older. However, we have the ability to raise our cost of insurance rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued), as well as the base policy face amount.

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


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Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

o MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% during the first fifteen policy years, with no charge in policy year 16 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.85%. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $15 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age
100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we deduct between $0.03 and $0.35 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age 121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.


OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

o DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

o OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

o EXTENDED NO LAPSE GUARANTEE. If you choose this rider we deduct between $0.01 and $0.05 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month while the rider is in effect. The rate per $1,000 that is charged depends upon the individual characteristics of the insured and the face amount of the policy.

We also deduct a monthly charge at an annual rate of 0.15% of the value in your policy's variable investment options each month while the rider is in effect.

See "Premium charge" under "Deducting policy charges" earlier in this Section for more information.

o LONG TERM CARE SERVICES(SM) RIDER. If you choose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.


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CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees.

o   12b-1 fees.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


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11. More information about procedures that apply to your policy


--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's Investment Start Date (discussed below)

o   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o   withdrawals

o   tax withholding elections

o   face amount decreases that result from a withdrawal

o   changes of allocation percentages for premium payments or monthly deductions

o   surrenders

o   changes of owner

o   changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o   loans

o   transfers among variable investment options

o   assignments

o   termination of paid up death benefit guarantee

o   request to cancel your policy

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o   changes in face amount

o   election of paid up death benefit guarantee

o   changes in death benefit option

o   changes of insured person

o   restoration of terminated policies

o   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


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o   If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.


o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office: and (2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.


COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.


WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that


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the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services(SM) Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) II in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) II policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.



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12. More information about other matters


--------------------------------------------------------------------------------

ABOUT OUR GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under the contract are supported by the Company's general account and are subject to the Company's claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and for the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.


DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. From time to time, we may change these procedures as necessary. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and
(3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.



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We offer investment options with underlying portfolios that are part of AXA
Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that MONY America has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

o   changes of premium allocation percentages

o   changes of address

o   request forms and statements

o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o   enroll for electronic delivery and view statements/documents online

o   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable VOICE IT, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable VOICE IT Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable VOICE IT from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable VOICE IT if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).


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Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.


DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.


DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account L operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) II from one investment option and put them into another;

o end the registration of, or re-register, MONY America Variable Account L under the Investment Company Act of 1940;

o operate MONY America Variable Account L under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect MONY America Variable Account L;

o operate MONY America Variable Account L, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account L an advisory fee. We may make any legal investments we wish for MONY America Variable Account L. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.


We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy or change a face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.


Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death ben-


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efit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from MONY America to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with MONY America.

Premium-based compensation paid by MONY America to AXA Advisors will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later.

Premium-based compensation paid by MONY America to AXA Distributors will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation of 0.15% in policy years 6-10 and 0.05% in policy years 11 and later will also be paid.

The premium-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

The premium-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of MONY America and/or Incentive Life Legacy(R) II on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of MONY America products. However, under


                                        More information about other matters  50


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applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although MONY America takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by MONY America to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


LEGAL PROCEEDINGS


MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in MONY America Variable Account L, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account L, our ability to meet our obligations under the policies, or the distribution of the policies.



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13. Financial statements of MONY America Variable Account L and MONY America


--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account L as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.





    Financial statements of MONY America Variable Account L and MONY America  52


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14.  Personalized illustrations


--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts, definition of life insurance test, and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2009 (or expected to be incurred in 2010, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2009. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQAT funds, just the AXA Strategic Allocation funds, or all funds. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. An historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request an illustration of the GIO.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.


Currently, we do not charge you for an in-force policy illustration. However, we reserve the right to charge up to $25 for each illustration requested. Appendix I to the prospectus contains an arithmetic hypothetical illustration.



53  Personalized illustrations


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Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

   ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                           AND ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit Option A or death benefit Option B. The first two tables illustrate the policy if it is issued with the extended no lapse guarantee rider with death benefit Option A (the only death benefit option available if this rider is elected). The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. MONY America is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios that are available as investment options (as described below), the corresponding net annual rates of return would be (1.77)%, 4.13% and 10.02% for policies with the extended no lapse guarantee rider in effect. For policies without the rider in effect, the corresponding net annual rates of return would be (1.21)%, 4.72% and 10.65%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.


Tables are provided for each of the two death benefit options if the policy is issued without the extended no lapse guarantee rider. The tables provided for the policy issued with the extended no lapse guarantee rider only illustrate death benefit Option A. The tables headed "Using Current Charges" assume that the current rates for the following charges are deducted by MONY America in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including MONY America's currently planned reductions after the 15th policy year). Because Incentive Life Legacy(R) II was first offered in 2009, this reduction has not yet taken effect under any Incentive Life Legacy(R) II policies. The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits (other than the extended no lapse guarantee rider, if applicable) have been elected, (ii) no loans or withdrawals are made,
(iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in the tables reflect (1) investment management fees equivalent to an effective annual rate of 0.68% for policies with the extended no lapse guarantee rider in effect (0.65% for policies without the rider in effect), and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 1.09% for policies with the extended no lapse guarantee rider in effect (0.55% for policies without the rider in effect). These rates are the arithmetic average for all Portfolios that are available as investment options for each table. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options that are available. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.


                                      Appendix I: Hypothetical illustrations I-1


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INCENTIVE LIFE LEGACY II WITH EXTENDED NO LAPSE GUARANTEE RIDER
$450,000 FACE AMOUNT



MALE, ISSUE AGE 35, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS



INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,700*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    2,835     $ 450,000     $ 450,000    $   450,000
     2      $    5,812     $ 450,000     $ 450,000    $   450,000
     3      $    8,937     $ 450,000     $ 450,000    $   450,000
     4      $   12,219     $ 450,000     $ 450,000    $   450,000
     5      $   15,665     $ 450,000     $ 450,000    $   450,000
     6      $   19,283     $ 450,000     $ 450,000    $   450,000
     7      $   23,083     $ 450,000     $ 450,000    $   450,000
     8      $   27,072     $ 450,000     $ 450,000    $   450,000
     9      $   31,260     $ 450,000     $ 450,000    $   450,000
    10      $   35,658     $ 450,000     $ 450,000    $   450,000
    15      $   61,175     $ 450,000     $ 450,000    $   450,000
    20      $   93,742     $ 450,000     $ 450,000    $   450,000
    25      $  135,306     $ 450,000     $ 450,000    $   450,000
    30      $  188,354     $ 450,000     $ 450,000    $   450,000
    35      $  256,058     $ 450,000     $ 450,000    $   595,795
    40      $  342,467     $ 450,000     $ 450,000    $   889,745
    45      $  452,750            **     $ 450,000    $ 1,468,024
    50      $  593,502            **     $ 450,000    $ 2,446,318
    55      $  773,140            **     $ 450,000    $ 4,038,737
    60      $1,002,410            **            **    $ 6,416,018
    65      $1,295,022            **            **    $10,663,045

                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  1,772     $   1,896    $     2,020    $      0     $       0    $         0
     2     $  3,546     $   3,903    $     4,274    $      0     $       0    $         0
     3     $  5,259     $   5,959    $     6,716    $      0     $       0    $         0
     4     $  6,912     $   8,065    $     9,362    $      0     $     688    $     1,985
     5     $  8,498     $  10,216    $    12,223    $  1,666     $   3,383    $     5,390
     6     $ 10,024     $  12,415    $    15,322    $  3,758     $   6,149    $     9,056
     7     $ 11,496     $  14,670    $    18,685    $  5,819     $   8,993    $    13,008
     8     $ 13,021     $  17,096    $    22,455    $  7,958     $  12,032    $    17,392
     9     $ 14,517     $  19,611    $    26,579    $ 10,092     $  15,185    $    22,153
    10     $ 15,956     $  22,187    $    31,055    $ 12,195     $  18,426    $    27,293
    15     $ 23,168     $  37,043    $    61,094    $ 23,168     $  37,043    $    61,094
    20     $ 29,797     $  55,725    $   110,879    $ 29,797     $  55,725    $   110,879
    25     $ 34,141     $  76,765    $   189,372    $ 34,141     $  76,765    $   189,372
    30     $ 34,217     $  98,713    $   313,751    $ 34,217     $  98,713    $   313,751
    35     $ 27,050     $ 119,151    $   513,616    $ 27,050     $ 119,151    $   513,616
    40     $  7,765     $ 134,211    $   831,537    $  7,765     $ 134,211    $   831,537
    45           **     $ 145,182    $ 1,398,118          **     $ 145,182    $ 1,398,118
    50           **     $ 130,968    $ 2,329,826          **     $ 130,968    $ 2,329,826
    55           **     $  53,293    $ 3,846,416          **     $  53,293    $ 3,846,416
    60           **            **    $ 6,352,493          **            **    $ 6,352,493
    65           **            **    $10,557,470          **            **    $10,557,470


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


I-2 Appendix I: Hypothetical illustrations

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                           www.axa-equitable.com/green


INCENTIVE LIFE LEGACY II WITH EXTENDED NO LAPSE GUARANTEE RIDER
$450,000 FACE AMOUNT



MALE, ISSUE AGE 35, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS



INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,700*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    2,835     $ 450,000     $ 450,000    $  450,000
     2      $    5,812     $ 450,000     $ 450,000    $  450,000
     3      $    8,937     $ 450,000     $ 450,000    $  450,000
     4      $   12,219     $ 450,000     $ 450,000    $  450,000
     5      $   15,665     $ 450,000     $ 450,000    $  450,000
     6      $   19,283     $ 450,000     $ 450,000    $  450,000
     7      $   23,083     $ 450,000     $ 450,000    $  450,000
     8      $   27,072     $ 450,000     $ 450,000    $  450,000
     9      $   31,260     $ 450,000     $ 450,000    $  450,000
    10      $   35,658     $ 450,000     $ 450,000    $  450,000
    15      $   61,175     $ 450,000     $ 450,000    $  450,000
    20      $   93,742     $ 450,000     $ 450,000    $  450,000
    25      $  135,306     $ 450,000     $ 450,000    $  450,000
    30      $  188,354     $ 450,000     $ 450,000    $  450,000
    35      $  256,058     $ 450,000     $ 450,000    $  450,000
    40      $  342,467     $ 450,000     $ 450,000    $  450,000
    45      $  452,750            **            **    $  452,370
    50      $  593,502            **            **    $  723,046
    55      $  773,140            **            **    $1,129,230
    60      $1,002,410            **            **    $1,694,588
    65      $1,295,022            **            **    $2,679,493

                      Account Value                     Net Cash Surrender Value
         --------------------------------------- ---------------------------------------
               Assuming Hypothetical Gross             Assuming Hypothetical Gross
              Annual Investment Return of:            Annual Investment Return of:
 End of  --------------------------------------- ---------------------------------------
 Policy
  Year     0% Gross     6% Gross     12% Gross     0% Gross     6% Gross     12% Gross
-------- ------------ ------------ ------------- ------------ ------------ -------------
     1     $  1,384     $  1,495    $    1,607     $      0     $      0    $        0
     2     $  2,764     $  3,072    $    3,394     $      0     $      0    $        0
     3     $  4,085     $  4,677    $    5,319     $      0     $      0    $        0
     4     $  5,333     $  6,292    $    7,377     $      0     $      0    $        0
     5     $  6,513     $  7,924    $    9,584     $      0     $  1,092    $    2,751
     6     $  7,622     $  9,569    $   11,951     $  1,356     $  3,303    $    5,684
     7     $  8,651     $ 11,213    $   14,477     $  2,974     $  5,536    $    8,801
     8     $  9,588     $ 12,845    $   17,166     $  4,525     $  7,781    $   12,102
     9     $ 10,428     $ 14,454    $   20,023     $  6,002     $ 10,029    $   15,597
    10     $ 11,159     $ 16,028    $   23,051     $  7,398     $ 12,267    $   19,289
    15     $ 13,223     $ 23,259    $   41,310     $ 13,223     $ 23,259    $   41,310
    20     $ 12,397     $ 28,873    $   66,580     $ 12,397     $ 28,873    $   66,580
    25     $  5,855     $ 29,183    $   99,739     $  5,855     $ 29,183    $   99,739
    30     $      0     $ 19,104    $  143,115     $      0     $ 19,104    $  143,115
    35     $      0     $      0    $  200,086     $      0     $      0    $  200,086
    40     $      0     $      0    $  280,550     $      0     $      0    $  280,550
    45           **           **    $  430,829           **           **    $  430,829
    50           **           **    $  688,616           **           **    $  688,616
    55           **           **    $1,075,457           **           **    $1,075,457
    60           **           **    $1,677,810           **           **    $1,677,810
    65           **           **    $2,652,964           **           **    $2,652,964


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                      Appendix I: Hypothetical illustrations I-3

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                           www.axa-equitable.com/green

INCENTIVE LIFE LEGACY II
$450,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS



INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,700*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    2,835     $ 450,000     $ 450,000    $   450,000
     2      $    5,812     $ 450,000     $ 450,000    $   450,000
     3      $    8,937     $ 450,000     $ 450,000    $   450,000
     4      $   12,219     $ 450,000     $ 450,000    $   450,000
     5      $   15,665     $ 450,000     $ 450,000    $   450,000
     6      $   19,283     $ 450,000     $ 450,000    $   450,000
     7      $   23,083     $ 450,000     $ 450,000    $   450,000
     8      $   27,072     $ 450,000     $ 450,000    $   450,000
     9      $   31,260     $ 450,000     $ 450,000    $   450,000
    10      $   35,658     $ 450,000     $ 450,000    $   450,000
    15      $   61,175     $ 450,000     $ 450,000    $   450,000
    20      $   93,742     $ 450,000     $ 450,000    $   450,000
    25      $  135,306     $ 450,000     $ 450,000    $   450,000
    30      $  188,354     $ 450,000     $ 450,000    $   474,345
    35      $  256,058     $ 450,000     $ 450,000    $   762,440
    40      $  342,467     $ 450,000     $ 450,000    $ 1,176,069
    45      $  452,750            **     $ 450,000    $ 1,920,895
    50      $  593,502            **     $ 450,000    $ 3,172,610
    55      $  773,140            **     $ 450,000    $ 5,194,995
    60      $1,002,410            **     $ 450,000    $ 8,188,712
    65      $1,295,022            **            **    $13,506,593

                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  1,889     $   2,018    $     2,147    $      0     $       0    $         0
     2     $  3,791     $   4,166    $     4,556    $      0     $       0    $         0
     3     $  5,640     $   6,383    $     7,186    $      0     $       0    $         0
     4     $  7,440     $   8,672    $    10,059    $     62     $   1,294    $     2,681
     5     $  9,181     $  11,027    $    13,188    $  2,348     $   4,194    $     6,355
     6     $ 10,870     $  13,455    $    16,604    $  4,604     $   7,189    $    10,338
     7     $ 12,512     $  15,964    $    20,340    $  6,835     $  10,288    $    14,664
     8     $ 14,215     $  18,671    $    24,547    $  9,151     $  13,608    $    19,484
     9     $ 15,896     $  21,497    $    29,180    $ 11,471     $  17,071    $    24,754
    10     $ 17,527     $  24,414    $    34,247    $ 13,766     $  20,653    $    30,486
    15     $ 25,801     $  41,519    $    68,935    $ 25,801     $  41,519    $    68,935
    20     $ 33,766     $  63,880    $   128,568    $ 33,766     $  63,880    $   128,568
    25     $ 39,589     $  90,433    $   226,540    $ 39,589     $  90,433    $   226,540
    30     $ 41,216     $ 120,461    $   388,807    $ 41,216     $ 120,461    $   388,807
    35     $ 35,555     $ 152,700    $   657,276    $ 35,555     $ 152,700    $   657,276
    40     $ 17,559     $ 185,366    $ 1,099,130    $ 17,559     $ 185,366    $ 1,099,130
    45           **     $ 216,143    $ 1,829,423          **     $ 216,143    $ 1,829,423
    50           **     $ 238,294    $ 3,021,533          **     $ 238,294    $ 3,021,533
    55           **     $ 239,073    $ 4,947,614          **     $ 239,073    $ 4,947,614
    60           **     $ 188,260    $ 8,107,635          **     $ 188,260    $ 8,107,635
    65           **            **    $13,372,864          **            **    $13,372,864


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


I-4 Appendix I: Hypothetical illustrations

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                           www.axa-equitable.com/green

INCENTIVE LIFE LEGACY II
$450,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS



INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,700*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    2,835     $ 450,000     $ 450,000    $  450,000
     2      $    5,812     $ 450,000     $ 450,000    $  450,000
     3      $    8,937     $ 450,000     $ 450,000    $  450,000
     4      $   12,219     $ 450,000     $ 450,000    $  450,000
     5      $   15,665     $ 450,000     $ 450,000    $  450,000
     6      $   19,283     $ 450,000     $ 450,000    $  450,000
     7      $   23,083     $ 450,000     $ 450,000    $  450,000
     8      $   27,072     $ 450,000     $ 450,000    $  450,000
     9      $   31,260     $ 450,000     $ 450,000    $  450,000
    10      $   35,658     $ 450,000     $ 450,000    $  450,000
    15      $   61,175     $ 450,000     $ 450,000    $  450,000
    20      $   93,742     $ 450,000     $ 450,000    $  450,000
    25      $  135,306     $ 450,000     $ 450,000    $  450,000
    30      $  188,354            **     $ 450,000    $  450,000
    35      $  256,058            **     $ 450,000    $  450,000
    40      $  342,467            **            **    $  513,813
    45      $  452,750            **            **    $  805,960
    50      $  593,502            **            **    $1,267,671
    55      $  773,140            **            **    $1,954,819
    60      $1,002,410            **            **    $2,902,302
    65      $1,295,022            **            **    $4,546,196

                      Account Value                     Net Cash Surrender Value
         --------------------------------------- ---------------------------------------
               Assuming Hypothetical Gross             Assuming Hypothetical Gross
              Annual Investment Return of:            Annual Investment Return of:
 End of  --------------------------------------- ---------------------------------------
 Policy
  Year     0% Gross     6% Gross     12% Gross     0% Gross     6% Gross     12% Gross
-------- ------------ ------------ ------------- ------------ ------------ -------------
     1     $  1,499     $  1,615    $    1,732     $      0     $      0    $        0
     2     $  3,002     $  3,329    $    3,670     $      0     $      0    $        0
     3     $  4,455     $  5,087    $    5,774     $      0     $      0    $        0
     4     $  5,839     $  6,874    $    8,044     $      0     $      0    $      667
     5     $  7,162     $  8,696    $   10,501     $    329     $  1,863    $    3,668
     6     $  8,420     $ 10,550    $   13,159     $  2,154     $  4,284    $    6,892
     7     $  9,603     $ 12,424    $   16,024     $  3,926     $  6,747    $   10,347
     8     $ 10,697     $ 14,307    $   19,104     $  5,634     $  9,243    $   14,040
     9     $ 11,698     $ 16,189    $   22,413     $  7,272     $ 11,764    $   17,987
    10     $ 12,593     $ 18,060    $   25,961     $  8,832     $ 14,299    $   22,199
    15     $ 15,494     $ 27,145    $   48,160     $ 15,494     $ 27,145    $   48,160
    20     $ 15,475     $ 35,328    $   80,848     $ 15,475     $ 35,328    $   80,848
    25     $  9,598     $ 39,058    $  127,730     $  9,598     $ 39,058    $  127,730
    30           **     $ 33,391    $  196,573           **     $ 33,391    $  196,573
    35           **     $  8,148    $  302,301           **     $  8,148    $  302,301
    40           **           **    $  480,199           **           **    $  480,199
    45           **           **    $  767,581           **           **    $  767,581
    50           **           **    $1,207,305           **           **    $1,207,305
    55           **           **    $1,861,733           **           **    $1,861,733
    60           **           **    $2,873,566           **           **    $2,873,566
    65           **           **    $4,501,184           **           **    $4,501,184


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                      Appendix I: Hypothetical illustrations I-5

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                           www.axa-equitable.com/green

INCENTIVE LIFE LEGACY II
$450,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS



INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,700*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    2,835     $ 451,889     $ 452,017    $   452,146
     2      $    5,812     $ 453,789     $ 454,164    $   454,555
     3      $    8,937     $ 455,638     $ 456,379    $   457,183
     4      $   12,219     $ 457,435     $ 458,666    $   460,052
     5      $   15,665     $ 459,173     $ 461,017    $   463,176
     6      $   19,283     $ 460,858     $ 463,440    $   466,584
     7      $   23,083     $ 462,495     $ 465,942    $   470,310
     8      $   27,072     $ 464,192     $ 468,639    $   474,503
     9      $   31,260     $ 465,866     $ 471,453    $   479,118
    10      $   35,658     $ 467,488     $ 474,356    $   484,161
    15      $   61,175     $ 475,685     $ 491,313    $   518,566
    20      $   93,742     $ 483,486     $ 513,285    $   577,262
    25      $  135,306     $ 488,957     $ 538,820    $   672,181
    30      $  188,354     $ 489,812     $ 566,081    $   824,041
    35      $  256,058     $ 482,762     $ 591,381    $ 1,065,553
    40      $  342,467     $ 463,061     $ 608,240    $ 1,448,934
    45      $  452,750            **     $ 606,222    $ 2,058,154
    50      $  593,502            **     $ 562,702    $ 3,021,635
    55      $  773,140            **            **    $ 4,545,159
    60      $1,002,410            **            **    $ 6,971,867
    65      $1,295,022            **            **    $10,886,823

                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  1,889     $   2,017    $     2,146    $      0     $       0    $         0
     2     $  3,789     $   4,164    $     4,555    $      0     $       0    $         0
     3     $  5,638     $   6,379    $     7,183    $      0     $       0    $         0
     4     $  7,435     $   8,666    $    10,052    $     57     $   1,288    $     2,674
     5     $  9,173     $  11,017    $    13,176    $  2,340     $   4,184    $     6,343
     6     $ 10,858     $  13,440    $    16,584    $  4,591     $   7,173    $    10,318
     7     $ 12,495     $  15,942    $    20,310    $  6,818     $  10,265    $    14,633
     8     $ 14,192     $  18,639    $    24,503    $  9,128     $  13,575    $    19,440
     9     $ 15,866     $  21,453    $    29,118    $ 11,440     $  17,027    $    24,692
    10     $ 17,488     $  24,356    $    34,161    $ 13,727     $  20,595    $    30,400
    15     $ 25,685     $  41,313    $    68,566    $ 25,685     $  41,313    $    68,566
    20     $ 33,486     $  63,285    $   127,262    $ 33,486     $  63,285    $   127,262
    25     $ 38,957     $  88,820    $   222,181    $ 38,957     $  88,820    $   222,181
    30     $ 39,812     $ 116,081    $   374,041    $ 39,812     $ 116,081    $   374,041
    35     $ 32,762     $ 141,381    $   615,553    $ 32,762     $ 141,381    $   615,553
    40     $ 13,061     $ 158,240    $   998,934    $ 13,061     $ 158,240    $   998,934
    45           **     $ 156,222    $ 1,608,154          **     $ 156,222    $ 1,608,154
    50           **     $ 112,702    $ 2,571,635          **     $ 112,702    $ 2,571,635
    55           **            **    $ 4,095,159          **            **    $ 4,095,159
    60           **            **    $ 6,521,867          **            **    $ 6,521,867
    65           **            **    $10,436,823          **            **    $10,436,823


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


I-6 Appendix I: Hypothetical illustrations

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INCENTIVE LIFE LEGACY II
$450,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS



INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,700*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    2,835     $ 451,497     $ 451,613     $ 451,730
     2      $    5,812     $ 452,996     $ 453,322     $ 453,662
     3      $    8,937     $ 454,443     $ 455,073     $ 455,759
     4      $   12,219     $ 455,819     $ 456,850     $ 458,016
     5      $   15,665     $ 457,132     $ 458,659     $ 460,455
     6      $   19,283     $ 458,378     $ 460,495     $ 463,088
     7      $   23,083     $ 459,545     $ 462,347     $ 465,920
     8      $   27,072     $ 460,621     $ 464,200     $ 468,956
     9      $   31,260     $ 461,600     $ 466,047     $ 472,207
    10      $   35,658     $ 462,470     $ 467,873     $ 475,679
    15      $   61,175     $ 465,179     $ 476,560     $ 497,068
    20      $   93,742     $ 464,862     $ 483,898     $ 527,484
    25      $  135,306     $ 458,586     $ 485,877     $ 567,948
    30      $  188,354            **     $ 477,159     $ 619,593
    35      $  256,058            **            **     $ 680,411
    40      $  342,467            **            **     $ 744,993
    45      $  452,750            **            **     $ 789,671
    50      $  593,502            **            **     $ 755,125
    55      $  773,140            **            **     $ 523,832
    60      $1,002,410            **            **            **
    65      $1,295,022            **            **            **

                      Account Value                     Net Cash Surrender Value
         --------------------------------------- ---------------------------------------
               Assuming Hypothetical Gross             Assuming Hypothetical Gross
              Annual Investment Return of:            Annual Investment Return of:
 End of  --------------------------------------- ---------------------------------------
 Policy
  Year     0% Gross     6% Gross     12% Gross     0% Gross     6% Gross     12% Gross
-------- ------------ ------------ ------------- ------------ ------------ -------------
     1     $  1,497     $  1,613     $   1,730     $      0     $      0     $       0
     2     $  2,996     $  3,322     $   3,662     $      0     $      0     $       0
     3     $  4,443     $  5,073     $   5,759     $      0     $      0     $       0
     4     $  5,819     $  6,850     $   8,016     $      0     $      0     $     639
     5     $  7,132     $  8,659     $  10,455     $    299     $  1,826     $   3,622
     6     $  8,378     $ 10,495     $  13,088     $  2,112     $  4,229     $   6,822
     7     $  9,545     $ 12,347     $  15,920     $  3,868     $  6,670     $  10,243
     8     $ 10,621     $ 14,200     $  18,956     $  5,558     $  9,137     $  13,893
     9     $ 11,600     $ 16,047     $  22,207     $  7,175     $ 11,622     $  17,782
    10     $ 12,470     $ 17,873     $  25,679     $  8,708     $ 14,112     $  21,917
    15     $ 15,179     $ 26,560     $  47,068     $ 15,179     $ 26,560     $  47,068
    20     $ 14,862     $ 33,898     $  77,484     $ 14,862     $ 33,898     $  77,484
    25     $  8,586     $ 35,877     $ 117,948     $  8,586     $ 35,877     $ 117,948
    30           **     $ 27,159     $ 169,593           **     $ 27,159     $ 169,593
    35           **           **     $ 230,411           **           **     $ 230,411
    40           **           **     $ 294,993           **           **     $ 294,993
    45           **           **     $ 339,671           **           **     $ 339,671
    50           **           **     $ 305,125           **           **     $ 305,125
    55           **           **     $  73,832           **           **     $  73,832
    60           **           **            **           **           **            **
    65           **           **            **           **           **            **


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                      Appendix I: Hypothetical illustrations I-7

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Appendix II: Calculating the alternate death benefit

--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

--------------------------------------------------------------------------------
                                               POLICY 1      POLICY 2
--------------------------------------------------------------------------------
  Face Amount                                 $ 100,000     $ 100,000

  Policy Account Value on the Date of Death   $  35,000     $  85,000

  Death Benefit Percentage                         120%           120%

  Death Benefit under Option A                $ 100,000     $ 102,000

  Death Benefit under Option B                $ 135,000     $ 185,000
--------------------------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

--------------------------------------------------------------------------------
                                               POLICY 1         POLICY 2
--------------------------------------------------------------------------------
  Face Amount                                 $ 100,000        $ 100,000

  Policy Account Value on the Date of Death   $  35,000        $  85,000

  Death Benefit Percentage                        185.7%           185.7%

  Death Benefit under Option A                $ 100,000        $ 157,845

  Death Benefit under Option B                $ 135,000        $ 185,000
--------------------------------------------------------------------------------


II-1 Appendix II: Calculating the alternate death benefit


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Requesting more information

--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2010, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account L and the policies. You can also review and copy information about MONY America Variable Account L, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04234


STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS



                                                                           PAGE
Who is MONY Life Insurance Company of America?............................    2
Ways we pay policy proceeds...............................................    2
Distribution of the policies..............................................    2
Underwriting a policy.....................................................    2
Insurance regulation that applies to MONY America.........................    2
Custodian and independent registered public accounting firm...............    2
Financial statements......................................................    3




























                                                                       811-04234

Incentive Life Legacy(R)
Incentive Life Legacy(R) II

Flexible premium variable life insurance policies issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.

STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2010


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life Legacy(R) or Incentive Life Legacy(R) II prospectus, dated May 1, 2010. Each prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of MONY America Variable Account L ("Variable Account L"). We established Variable Account L under Arizona Law in 1985. The guaranteed interest option is part of MONY America's general account. Definitions of special terms used in the SAI are found in the prospectuses.

A copy of the prospectuses are available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510, or by contacting your financial professional.


TABLE OF CONTENTS
Who is MONY Life Insurance Company of America?                               2
Ways we pay policy proceeds                                                  2
Distribution of the policies                                                 2
Underwriting a policy                                                        2
Insurance regulation that applies to MONY America                            2
Custodian and independent registered public accounting firm                  2
Financial statements                                                         3


Copyright 2010. MONY Life Insurance Company of America, New York, New York
                                    10104.
All rights reserved. Incentive Life Legacy(R) is a registered service mark of
                     AXA Equitable Life Insurance Company.




                                                                          x02947

WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.

MONY AMERICA VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of June 6, 2005, as amended, between AXA Advisors and MONY America. For the years ended 2009, 2008 and 2007, AXA Advisors was paid an administrative services fee of $325,380. MONY America paid AXA Advisors, as the distributor of these policies and as the principal underwriter of MONY America Variable Account L, $22,334,164 in 2009, $37,821,266 in 2008 and $35,928,934 in 2007. Of
this, AXA Advisors retained $10,835,670, $15,576,533 and $20,817,620, respectively.

Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account L, MONY America paid AXA Distributors as the distributor of certain contracts, including these policies, and as the principal underwriter of several MONY America's separate accounts, including Variable Account L, $21,948,314 in 2009, $27,141,722 in 2008 and $21,231,833 in 2007.



UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.


INSURANCE REGULATION THAT APPLIES TO MONY AMERICA

We are regulated and supervised by the Arizona State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Variable Account L. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of MONY America Variable Account L for the year ended December 31, 2009, and for each of the two years in the period ended December 31, 2009, and the financial statements of MONY America at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an indepen-dent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the subaccounts of MONY America Variable Account L (referred to elsewhere in this registration statement as Portfolios) and MONY America. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to MONY America as permitted by the applicable SEC independence rules, and as disclosed in MONY America's Form 10-K.

The financial statements of MONY America should be considered only as bearing upon the ability of MONY America to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Variable Account L.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS


INDEX TO FINANCIAL STATEMENTS


With respect to MONY America Variable Account L
  Report of Independent Registered Public Accounting Firm................      2
  Statements of Assets and Liabilities as of December 31, 2009...........    F-3
  Statements of Operations for the Year Ended December 31, 2009..........   F-21
  Statements of Changes in Net Assets for the Years Ended
   December 31, 2009 and December 31, 2008...............................   F-34
  Notes to Financial Statements..........................................   F-62


With respect to MONY Life Insurance Company of America:
  Report of Independent Registered Public Accounting Firm................    F-1
  Balance Sheets, December 31, 2009 and 2008.............................    F-2
  Statements of Earnings (Loss), Years Ended December 31, 2009, 2008
   and 2007..............................................................    F-3
  Statements of Shareholder's Equity and Comprehensive income (Loss),
   Years Ended December 31, 2009, 2008 and 2007..........................    F-4
  Statements of Cash Flows, Years Ended December 31, 2009, 2008
   and 2007..............................................................    F-5
  Notes to Financial Statements..........................................    F-6



                                     FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account L listed in Note 1 at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


April 19, 2010

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009


                                                                               AIM V.I.
                                                        AIM V.I. FINANCIAL      GLOBAL      AIM V.I.
                                                             SERVICES        HEALTH CARE   TECHNOLOGY
                                                       -------------------- ------------- ------------
Assets:
Investments in shares of The Trusts, at fair value....       $178,829          $648,310     $181,096
Receivable for The Trusts shares sold.................             --                --           --
Receivable for policy-related transactions............             24            33,917           48
                                                             --------          --------     --------
  Total assets........................................        178,853           682,227      181,144
                                                             ========          ========     ========
Liabilities:
Payable for The Trusts shares purchased...............             24            33,917           48
Payable for policy-related transactions...............             --                --           --
                                                             --------          --------     --------
  Total liabilities...................................             24            33,917           48
                                                             ========          ========     ========
Net Assets............................................       $178,829          $648,310     $181,096
                                                             ========          ========     ========
Net Assets:
Accumulation Units....................................        178,829           648,310      181,008
Retained by MONY America in Variable Account L........             --                --           88
                                                             --------          --------     --------
Total net assets......................................       $178,829          $648,310     $181,096
                                                             ========          ========     ========
Investments in shares of The Trusts, at cost..........       $288,780          $684,108     $162,882
The Trusts shares held respective Funds...............         35,064            40,851       13,730


                                                          ALL ASSET    AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                         ALLOCATION      ALLOCATION*      STRATEGY       ALLOCATION*
                                                       -------------- ---------------- -------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value....  $68,155,461      $13,231,012      $248,216        $2,090,799
Receivable for The Trusts shares sold.................           --               --            --                --
Receivable for policy-related transactions............        4,658              933       112,685             4,333
                                                        -----------      -----------      --------        ----------
  Total assets........................................   68,160,119       13,231,945       360,901         2,095,132
                                                        ===========      ===========      ========        ==========
Liabilities:
Payable for The Trusts shares purchased...............        4,658              933       112,685             4,333
Payable for policy-related transactions...............           --               --            --                --
                                                        -----------      -----------      --------        ----------
  Total liabilities...................................        4,658              933       112,685             4,333
                                                        ===========      ===========      ========        ==========
Net Assets............................................  $68,155,461      $13,231,012      $248,216        $2,090,799
                                                        ===========      ===========      ========        ==========
Net Assets:
Accumulation Units....................................   68,118,660       13,230,416       248,216         2,085,423
Retained by MONY America in Variable Account L........       36,801              596            --             5,376
                                                        -----------      -----------      --------        ----------
Total net assets......................................  $68,155,461      $13,231,012      $248,216        $2,090,799
                                                        ===========      ===========      ========        ==========
Investments in shares of The Trusts, at cost..........  $74,599,306      $15,513,595      $249,619        $2,060,591
The Trusts shares held respective Funds...............    4,069,061        1,437,196        21,918           219,707

----------
*  Denotes multiple share classes held by the
   respective fund.
   Class A............................................                            80                              93
   Class B............................................                     1,437,116                         219,614

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                 AXA
                                                            CONSERVATIVE                             AXA
                                                               GROWTH      AXA CONSERVATIVE   CONSERVATIVE-PLUS
                                                              STRATEGY         STRATEGY          ALLOCATION*
                                                           -------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value........     $29,949          $57,555           $3,637,794
Receivable for The Trusts shares sold.....................          --               --                   --
Receivable for policy-related transactions................       1,667               --               10,496
                                                               -------          -------           ----------
  Total assets............................................      31,616           57,555            3,648,290
                                                               =======          =======           ==========
Liabilities:
Payable for The Trusts shares purchased...................       1,667               --               10,496
Payable for policy-related transactions...................          --               --                   --
                                                               -------          -------           ----------
  Total liabilities.......................................       1,667               --               10,496
                                                               =======          =======           ==========
Net Assets................................................     $29,949          $57,555           $3,637,794
                                                               =======          =======           ==========
Net Assets:
Accumulation Units........................................      29,949           57,555            3,637,740
Retained by MONY America in Variable Account L............          --               --                   54
                                                               -------          -------           ----------
Total net assets..........................................     $29,949          $57,555           $3,637,794
                                                               =======          =======           ==========
Investments in shares of The Trusts, at cost..............     $30,275          $59,001           $3,829,727
The Trusts shares held respective Funds...................       2,682            5,422              392,463
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................                                             1,213
   Class B................................................                                           391,250



                                                                                              AXA              AXA
                                                            AXA GROWTH   AXA MODERATE   MODERATE GROWTH   MODERATE-PLUS
                                                             STRATEGY     ALLOCATION*       STRATEGY      ALLOCATION *
                                                           ------------ -------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........   $301,388    $20,680,510        $646,273      $44,094,181
Receivable for The Trusts shares sold.....................         --             --              --               --
Receivable for policy-related transactions................      9,067         61,437         164,016          120,093
                                                             --------    -----------        --------      -----------
  Total assets............................................    310,455     20,741,947         810,289       44,214,274
                                                             ========    ===========        ========      ===========
Liabilities:
Payable for The Trusts shares purchased...................      9,067         61,437         164,016          120,093
Payable for policy-related transactions...................         --             --              --               --
                                                             --------    -----------        --------      -----------
  Total liabilities.......................................      9,067         61,437         164,016          120,093
                                                             ========    ===========        ========      ===========
Net Assets................................................   $301,388    $20,680,510        $646,273      $44,094,181
                                                             ========    ===========        ========      ===========
Net Assets:
Accumulation Units........................................    301,388     20,675,346         646,273       44,093,052
Retained by MONY America in Variable Account L............         --          5,164              --            1,129
                                                             --------    -----------        --------      -----------
Total net assets..........................................   $301,388    $20,680,510        $646,273      $44,094,181
                                                             ========    ===========        ========      ===========
Investments in shares of The Trusts, at cost..............   $302,017    $22,474,490        $649,929      $50,478,287
The Trusts shares held respective Funds...................     25,321      1,625,605          54,695        4,546,962
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................                       199                            1,499
   Class B................................................                 1,625,406                        4,545,463

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                         DREYFUS STOCK     EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                        INDEX FUND, INC.      INTERNATIONAL*        SMALL CAP GROWTH*
                                                       ------------------ ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value....     $34,285,305          $2,976,503             $1,319,517
Receivable for The Trusts shares sold.................              --                  --                     --
Receivable for policy-related transactions............           2,717                 607                  3,742
                                                           -----------          ----------             ----------
  Total assets........................................      34,288,022           2,977,110              1,323,259
                                                           ===========          ==========             ==========
Liabilities:
Payable for The Trusts shares purchased...............           2,717                 607                  3,739
Payable for policy-related transactions...............              --                  --                     --
                                                           -----------          ----------             ----------
  Total liabilities...................................           2,717                 607                  3,739
                                                           ===========          ==========             ==========
Net Assets............................................     $34,285,305          $2,976,503             $1,319,520
                                                           ===========          ==========             ==========
Net Assets:
Accumulation Units....................................      34,269,524           2,976,446              1,319,520
Retained by MONY America in Variable Account L........          15,781                  57                     --
                                                           -----------          ----------             ----------
Total net assets......................................     $34,285,305          $2,976,503             $1,319,520
                                                           ===========          ==========             ==========
Investments in shares of The Trusts, at cost..........     $40,093,852          $3,755,768             $1,395,232
The Trusts shares held respective Funds...............       1,303,128             359,771                109,413
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A............................................                             130,846                 43,273
   Class B............................................                             228,925                 66,140



                                                                              EQ/BLACKROCK                         EQ/CALVERT
                                                           EQ/BLACKROCK      INTERNATIONAL   EQ/BOSTON ADVISORS     SOCIALLY
                                                        BASIC VALUE EQUITY       VALUE*        EQUITY INCOME*     RESPONSIBLE*
                                                       -------------------- --------------- -------------------- -------------
Assets:
Investments in shares of The Trusts, at fair value....      $1,997,759         $4,619,210        $15,939,353      $1,402,727
Receivable for The Trusts shares sold.................              --                 --             17,216              --
Receivable for policy-related transactions............           7,670                415                 --             450
                                                            ----------         ----------        -----------      ----------
  Total assets........................................       2,005,429          4,619,625         15,956,569       1,403,177
                                                            ==========         ==========        ===========      ==========
Liabilities:
Payable for The Trusts shares purchased...............           7,670                415                 --             448
Payable for policy-related transactions...............              --                 --             17,216              --
                                                            ----------         ----------        -----------      ----------
  Total liabilities...................................           7,670                415             17,216             448
                                                            ==========         ==========        ===========      ==========
Net Assets............................................      $1,997,759         $4,619,210        $15,939,353      $1,402,729
                                                            ==========         ==========        ===========      ==========
Net Assets:
Accumulation Units....................................       1,997,630          4,618,854         15,843,900       1,402,729
Retained by MONY America in Variable Account L........             129                356             95,453              --
                                                            ----------         ----------        -----------      ----------
Total net assets......................................      $1,997,759         $4,619,210        $15,939,353      $1,402,729
                                                            ==========         ==========        ===========      ==========
Investments in shares of The Trusts, at cost..........      $2,132,953         $5,710,949        $20,839,966      $1,603,543
The Trusts shares held respective Funds...............         161,958            415,663          3,428,137         217,291
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A............................................                            305,177          1,844,262         183,020
   Class B............................................                            110,486          1,583,875          34,271

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/CAPITAL GUARDIAN  EQ/CAPITAL GUARDIAN    EQ/COMMON STOCK
                                                                  GROWTH*             RESEARCH*              INDEX*
                                                           -------------------- ---------------------  -----------------
Assets:
Investments in shares of The Trusts, at fair value........       $421,412             $3,778,906           $2,528,377
Receivable for The Trusts shares sold.....................             --                     --                   --
Receivable for policy-related transactions................              4                    395               77,569
                                                                 --------             ----------           ----------
  Total assets............................................        421,416              3,779,301            2,605,946
                                                                 ========             ==========           ==========
Liabilities:
Payable for The Trusts shares purchased...................              4                    395               77,569
Payable for policy-related transactions...................             --                     --                   --
                                                                 --------             ----------           ----------
  Total liabilities.......................................              4                    395               77,569
                                                                 ========             ==========           ==========
Net Assets................................................       $421,412             $3,778,906           $2,528,377
                                                                 ========             ==========           ==========
Net Assets:
Accumulation Units........................................        421,412              3,637,537            2,528,377
Retained by MONY America in Variable Account L............             --                141,369                   --
                                                                 --------             ----------           ----------
Total net assets..........................................       $421,412             $3,778,906           $2,528,377
                                                                 ========             ==========           ==========
Investments in shares of The Trusts, at cost..............       $429,980             $4,186,021           $2,648,105
The Trusts shares held respective Funds...................         36,045                357,853              181,020
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................         17,563                344,087                8,351
   Class B................................................         18,482                 13,766              172,669



                                                            EQ/CORE BOND   EQ/EQUITY 500    EQ/EQUITY    EQ/EVERGREEN
                                                               INDEX*          INDEX       GROWTH PLUS       OMEGA
                                                           -------------- --------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $36,858,885      $2,440,750    $ 9,723,669     $252,137
Receivable for The Trusts shares sold.....................           --              --            609           --
Receivable for policy-related transactions................       10,139           1,160         17,138        5,520
                                                            -----------      ----------    -----------     --------
  Total assets............................................   36,869,024       2,441,910      9,741,416      257,657
                                                            ===========      ==========    ===========     ========
Liabilities:
Payable for The Trusts shares purchased...................       10,406           1,160             --        5,520
Payable for policy-related transactions...................           --              --             --           --
                                                            -----------      ----------    -----------     --------
  Total liabilities.......................................       10,406           1,160             --        5,520
                                                            ===========      ==========    ===========     ========
Net Assets................................................  $36,858,618      $2,440,750    $ 9,741,416     $252,137
                                                            ===========      ==========    ===========     ========
Net Assets:
Accumulation Units........................................   36,777,612       2,440,750      9,741,416      252,137
Retained by MONY America in Variable Account L............       81,006              --             --           --
                                                            -----------      ----------    -----------     --------
Total net assets..........................................  $36,858,618      $2,440,750    $ 9,741,416     $252,137
                                                            ===========      ==========    ===========     ========
Investments in shares of The Trusts, at cost..............  $38,708,013      $2,662,503    $10,677,936     $216,520
The Trusts shares held respective Funds...................    3,926,787         126,175        747,862       28,017
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................    3,797,003
   Class B................................................      129,784

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/GAMCO        EQ/GAMCO
                                                             MERGERS AND   SMALL COMPANY   EQ/GLOBAL
                                                            ACQUISITIONS       VALUE       BOND PLUS
                                                           -------------- --------------- -----------
Assets:
Investments in shares of The Trusts, at fair value........    $316,134      $64,123,318    $751,784
Receivable for The Trusts shares sold.....................          --               --          --
Receivable for policy-related transactions................         473           92,282       2,329
                                                              --------      -----------    --------
  Total assets............................................     316,607       64,215,600     754,113
                                                              ========      ===========    ========
Liabilities:
Payable for The Trusts shares purchased...................         473           92,282       2,329
Payable for policy-related transactions...................          --               --          --
                                                              --------      -----------    --------
  Total liabilities.......................................         473           92,282       2,329
                                                              ========      ===========    ========
Net Assets................................................    $316,134      $64,123,318    $751,784
                                                              ========      ===========    ========
Net Assets:
Accumulation Units........................................     315,821       64,122,977     751,784
Retained by MONY America in Variable Account L............         313              341          --
                                                              --------      -----------    --------
Total net assets..........................................    $316,134      $64,123,318    $751,784
                                                              ========      ===========    ========
Investments in shares of The Trusts, at cost..............    $321,716      $58,383,097    $791,688
The Trusts shares held respective Funds...................      27,105        2,169,155      78,073
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................
   Class B................................................



                                                              EQ/GLOBAL    EQ/INTERMEDIATE
                                                            MULTI-SECTOR   GOVERNMENT BOND   EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                               EQUITY*          INDEX*           CORE PLUS           GROWTH
                                                           -------------- ----------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value........   $4,464,406       $8,368,220         $551,557         $17,016,459
Receivable for The Trusts shares sold.....................           --               --               --                  --
Receivable for policy-related transactions................        6,512            3,369            2,407              30,483
                                                             ----------       ----------         --------         -----------
  Total assets............................................    4,470,918        8,371,589          553,964          17,046,942
                                                             ==========       ==========         ========         ===========
Liabilities:
Payable for The Trusts shares purchased...................        6,512            3,369            2,407              30,483
Payable for policy-related transactions...................           --               --               --                  --
                                                             ----------       ----------         --------         -----------
  Total liabilities.......................................        6,512            3,369            2,407              30,483
                                                             ==========       ==========         ========         ===========
Net Assets................................................   $4,464,406       $8,368,220         $551,557         $17,016,459
                                                             ==========       ==========         ========         ===========
Net Assets:
Accumulation Units........................................    4,464,267        8,252,151          551,557          17,000,464
Retained by MONY America in Variable Account L............          139          116,069               --              15,995
                                                             ----------       ----------         --------         -----------
Total net assets..........................................   $4,464,406       $8,368,220         $551,557         $17,016,459
                                                             ==========       ==========         ========         ===========
Investments in shares of The Trusts, at cost..............   $5,088,160       $8,664,001         $546,086         $16,725,924
The Trusts shares held respective Funds...................      394,442          872,414           61,570           2,985,123
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................      103,745          826,134
   Class B................................................      290,697           46,280

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/JPMORGAN
                                                                 VALUE       EQ/LARGE CAP   EQ/LARGE CAP
                                                            OPPORTUNITIES*     CORE PLUS    GROWTH INDEX
                                                           ---------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........     $258,313         $52,868       $567,860
Receivable for The Trusts shares sold.....................           --              --             --
Receivable for policy-related transactions................        3,068              --            611
                                                               --------         -------       --------
  Total assets............................................      261,381          52,868        568,471
                                                               ========         =======       ========
Liabilities:
Payable for The Trusts shares purchased...................        3,068              --            611
Payable for policy-related transactions...................           --              --             --
                                                               --------         -------       --------
  Total liabilities.......................................        3,068              --            611
                                                               ========         =======       ========
Net Assets................................................     $258,313         $52,868       $567,860
                                                               ========         =======       ========
Net Assets:
Accumulation Units........................................      258,313          52,868        567,860
Retained by MONY America in Variable Account L............           --              --             --
                                                               --------         -------       --------
Total net assets..........................................     $258,313         $52,868       $567,860
                                                               ========         =======       ========
Investments in shares of The Trusts, at cost..............     $258,718         $43,449       $512,973
The Trusts shares held respective Funds...................       29,253           7,680         76,258
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................          127
   Class B................................................       29,126



                                                            EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP     EQ/LORD ABBETT
                                                             GROWTH PLUS    VALUE INDEX    VALUE PLUS*   GROWTH AND INCOME*
                                                           -------------- -------------- -------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value........    $397,379       $199,360      $6,949,288        $5,851,491
Receivable for The Trusts shares sold.....................          --             --              --                --
Receivable for policy-related transactions................       3,761          1,191           1,129             2,827
                                                              --------       --------      ----------        ----------
  Total assets............................................     401,140        200,551       6,950,417         5,854,318
                                                              ========       ========      ==========        ==========
Liabilities:
Payable for The Trusts shares purchased...................       3,761          1,191           1,129             2,827
Payable for policy-related transactions...................          --             --              --                --
                                                              --------       --------      ----------        ----------
  Total liabilities.......................................       3,761          1,191           1,129             2,827
                                                              ========       ========      ==========        ==========
Net Assets................................................    $397,379       $199,360      $6,949,288        $5,851,491
                                                              ========       ========      ==========        ==========
Net Assets:
Accumulation Units........................................     397,379        199,360       6,931,980         5,851,288
Retained by MONY America in Variable Account L............          --             --          17,308               203
                                                              --------       --------      ----------        ----------
Total net assets..........................................    $397,379       $199,360      $6,949,288        $5,851,491
                                                              ========       ========      ==========        ==========
Investments in shares of The Trusts, at cost..............    $389,512       $247,819      $9,978,319        $6,791,219
The Trusts shares held respective Funds...................      27,234         42,912         760,322           662,285
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................                                    523,507           631,245
   Class B................................................                                    236,815            31,040

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/LORD ABBETT   EQ/MID CAP    EQ/MID CAP
                                                            LARGE CAP CORE     INDEX*     VALUE PLUS*   EQ/MONEY MARKET*
                                                           ---------------- ------------ ------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........     $259,465      $3,673,072   $12,239,245      $23,831,387
Receivable for The Trusts shares sold.....................           --              --            --           70,731
Receivable for policy-related transactions................        2,576           1,109        11,979               --
                                                               --------      ----------   -----------      -----------
  Total assets............................................      262,041       3,674,181    12,251,224       23,902,118
                                                               ========      ==========   ===========      ===========
Liabilities:
Payable for The Trusts shares purchased...................        2,576           1,103        12,917               --
Payable for policy-related transactions...................           --              --            --          139,037
                                                               --------      ----------   -----------      -----------
  Total liabilities.......................................        2,576           1,103        12,917          139,037
                                                               ========      ==========   ===========      ===========
Net Assets................................................     $259,465      $3,673,078   $12,238,307      $23,763,081
                                                               ========      ==========   ===========      ===========
Net Assets:
Accumulation Units........................................      259,465       3,673,078    12,234,496       23,704,951
Retained by MONY America in Variable Account L............           --              --         3,811           58,130
                                                               --------      ----------   -----------      -----------
Total net assets..........................................     $259,465      $3,673,078   $12,238,307      $23,763,081
                                                               ========      ==========   ===========      ===========
Investments in shares of The Trusts, at cost..............     $229,246      $4,478,375   $14,789,912      $23,822,860
The Trusts shares held respective Funds...................       24,346         547,418     1,478,525       23,820,806
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................                      346,809     1,301,405        3,891,958
   Class B................................................                      200,609       177,120       19,928,848



                                                             EQ/MONTAG & CALDWELL   EQ/PIMCO ULTRA    EQ/QUALITY
                                                                    GROWTH            SHORT BOND*     BOND PLUS*
                                                            ---------------------- ---------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........        $49,538,556         $6,077,346     $10,401,885
Receivable for The Trusts shares sold.....................                 --                 --              --
Receivable for policy-related transactions................             35,995             19,670              --
                                                                  -----------         ----------     -----------
  Total assets............................................         49,574,551          6,097,016      10,401,885
                                                                  ===========         ==========     ===========
Liabilities:
Payable for The Trusts shares purchased...................             35,995             20,386             905
Payable for policy-related transactions...................                 --                 --               6
                                                                  -----------         ----------     -----------
  Total liabilities.......................................             35,995             20,386             911
                                                                  ===========         ==========     ===========
Net Assets................................................        $49,538,556         $6,076,630     $10,400,974
                                                                  ===========         ==========     ===========
Net Assets:
Accumulation Units........................................         49,528,804          6,076,528      10,399,913
Retained by MONY America in Variable Account L............              9,752                102           1,061
                                                                  -----------         ----------     -----------
Total net assets..........................................        $49,538,556         $6,076,630     $10,400,974
                                                                  ===========         ==========     ===========
Investments in shares of The Trusts, at cost..............        $44,024,366         $6,233,094     $10,660,476
The Trusts shares held respective Funds...................          8,708,794            613,586       1,158,511
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................                               164,828          26,314
   Class B................................................                               448,758       1,132,197

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                                   EQ/UBS
                                                               EQ/SMALL      EQ/T. ROWE PRICE    GROWTH AND
                                                            COMPANY INDEX*     GROWTH STOCK        INCOME
                                                           ---------------- ------------------ --------------
Assets:
Investments in shares of The Trusts, at fair value........    $5,964,841        $36,230,845     $14,918,926
Receivable for The Trusts shares sold.....................            --             17,724          12,523
Receivable for policy-related transactions................           670                 --              --
                                                              ----------        -----------     -----------
  Total assets............................................     5,965,511         36,248,569      14,931,449
                                                              ==========        ===========     ===========
Liabilities:
Payable for The Trusts shares purchased...................           670                 --              --
Payable for policy-related transactions...................            --             17,724          12,523
                                                              ----------        -----------     -----------
  Total liabilities.......................................           670             17,724          12,523
                                                              ==========        ===========     ===========
Net Assets................................................    $5,964,841        $36,230,845     $14,918,926
                                                              ==========        ===========     ===========
Net Assets:
Accumulation Units........................................     5,964,688         36,205,441      14,914,440
Retained by MONY America in Variable Account L............           153             25,404           4,486
                                                              ----------        -----------     -----------
Total net assets..........................................    $5,964,841        $36,230,845     $14,918,926
                                                              ==========        ===========     ===========
Investments in shares of The Trusts, at cost..............    $5,499,861        $37,398,223     $15,505,707
The Trusts shares held respective Funds...................       707,473          2,050,013       2,814,200
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................       587,246
   Class B................................................       120,227
   Initial................................................
   Service................................................



                                                            EQ/VAN KAMPEN    EQ/VAN KAMPEN     FIDELITY VIP    FIDELITY VIP
                                                               COMSTOCK     MID CAP GROWTH*   ASSET MANAGER   CONTRAFUND(R)*
                                                           --------------- ----------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........     $191,697        $8,518,510        $98,742       $24,926,989
Receivable for The Trusts shares sold.....................           --                --             --            15,238
Receivable for policy-related transactions................           99             6,903             --            17,479
                                                               --------        ----------        -------       -----------
  Total assets............................................      191,796         8,525,413         98,742        24,959,706
                                                               ========        ==========        =======       ===========
Liabilities:
Payable for The Trusts shares purchased...................           99             6,903             --            17,479
Payable for policy-related transactions...................           --                --             --            15,238
                                                               --------        ----------        -------       -----------
  Total liabilities.......................................           99             6,903             --            32,717
                                                               ========        ==========        =======       ===========
Net Assets................................................     $191,697        $8,518,510        $98,742       $24,926,989
                                                               ========        ==========        =======       ===========
Net Assets:
Accumulation Units........................................      191,697         8,518,408         98,742        24,921,115
Retained by MONY America in Variable Account L............           --               102             --             5,874
                                                               --------        ----------        -------       -----------
Total net assets..........................................     $191,697        $8,518,510        $98,742       $24,926,989
                                                               ========        ==========        =======       ===========
Investments in shares of The Trusts, at cost..............     $197,766        $8,417,156        $86,996       $28,754,360
The Trusts shares held respective Funds...................       22,842           651,840          7,595         1,212,140
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................                        577,126
   Class B................................................                         74,714
   Initial................................................                                                         250,147
   Service................................................                                                         961,993

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                                     FRANKLIN         FRANKLIN
                                                            FIDELITY VIP          FRANKLIN       RISING DIVIDENDS   ZERO COUPON
                                                         GROWTH AND INCOME   INCOME SECURITIES      SECURITIES          2010
                                                        ------------------- ------------------- ------------------ ------------
Assets:
Investments in shares of The Trusts, at fair value.....       $348,729           $6,792,072          $512,350         $124,379
Receivable for The Trusts shares sold..................             --                   --                --               --
Receivable for policy-related transactions.............             --                2,780               585              103
                                                              --------           ----------          --------         --------
  Total assets.........................................        348,729            6,794,852           512,935          124,482
                                                              ========           ==========          ========         ========
Liabilities:
Payable for The Trusts shares purchased................             --                2,780               585              103
Payable for policy-related transactions................             --                   --                --               --
                                                              --------           ----------          --------         --------
  Total liabilities....................................             --                2,780               585              103
                                                              ========           ==========          ========         ========
Net Assets.............................................       $348,729           $6,792,072          $512,350         $124,379
                                                              ========           ==========          ========         ========
Net Assets:
Accumulation Units.....................................        348,729            6,791,972           512,350          124,329
Retained by MONY America in Variable Account L.........             --                  100                --               50
                                                              --------           ----------          --------         --------
Total net assets.......................................       $348,729           $6,792,072          $512,350         $124,379
                                                              ========           ==========          ========         ========
Investments in shares of The Trusts, at cost...........       $407,091           $7,068,147          $563,318         $125,465
The Trusts shares held respective Funds................         31,502              481,025            32,305            7,808
-------
*  Denotes multiple share classes held by the
   respective fund.
   Institutional.......................................
   Service.............................................




                                                           JANUS ASPEN SERIES   JANUS ASPEN SERIES   JANUS ASPEN SERIES
                                                                BALANCED            ENTERPRISE             FORTY*
                                                          -------------------- -------------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value.....        $8,781,557           $12,019,464         $18,027,856
Receivable for The Trusts shares sold..................             9,487                    --                   9
Receivable for policy-related transactions.............                --                33,719             106,568
                                                               ----------           -----------         -----------
  Total assets.........................................         8,791,044            12,053,183          18,134,433
                                                               ==========           ===========         ===========
Liabilities:
Payable for The Trusts shares purchased................                --                33,719             106,568
Payable for policy-related transactions................             9,487                    --                   9
                                                               ----------           -----------         -----------
  Total liabilities....................................             9,487                33,719             106,577
                                                               ==========           ===========         ===========
Net Assets.............................................        $8,781,557           $12,019,464         $18,027,856
                                                               ==========           ===========         ===========
Net Assets:
Accumulation Units.....................................         8,781,459            12,019,382          18,026,460
Retained by MONY America in Variable Account L.........                98                    82               1,396
                                                               ----------           -----------         -----------
Total net assets.......................................        $8,781,557           $12,019,464         $18,027,856
                                                               ==========           ===========         ===========
Investments in shares of The Trusts, at cost...........        $8,446,983           $11,529,440         $15,942,276
The Trusts shares held respective Funds................           326,695               390,369             537,453
-------
*  Denotes multiple share classes held by the
   respective fund.
   Institutional.........................................                                                   466,382
   Service...............................................                                                    71,071

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            JANUS ASPEN SERIES   JANUS ASPEN SERIES   JANUS ASPEN SERIES
                                                               MID CAP VALUE          OVERSEAS*            WORLDWIDE
                                                           -------------------- -------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........      $1,375,417           $7,966,288           $11,036,758
Receivable for The Trusts shares sold.....................              --                   --                    --
Receivable for policy-related transactions................          54,777              111,503                 4,488
                                                                ----------           ----------           -----------
  Total assets............................................       1,430,194            8,077,791            11,041,246
                                                                ==========           ==========           ===========
Liabilities:
Payable for The Trusts shares purchased...................          54,777              111,503                 4,488
Payable for policy-related transactions...................              --                   --                    --
                                                                ----------           ----------           -----------
  Total liabilities.......................................          54,777              111,503                 4,488
                                                                ==========           ==========           ===========
Net Assets................................................      $1,375,417           $7,966,288           $11,036,758
                                                                ==========           ==========           ===========
Net Assets:
Accumulation Units........................................       1,374,888            7,966,231            11,035,647
Retained by MONY America in Variable Account L............             529                   57                 1,111
                                                                ----------           ----------           -----------
Total net assets..........................................      $1,375,417           $7,966,288           $11,036,758
                                                                ==========           ==========           ===========
Investments in shares of The Trusts, at cost..............      $1,582,482           $8,157,874           $11,717,994
The Trusts shares held respective Funds...................         100,322              175,550               421,572
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................
   Class B................................................
   Institutional..........................................                               64,788
   Service................................................                              110,762



                                                                               MULTIMANAGER                  MULTIMANAGER
                                                                  MFS(R)        AGGRESSIVE    MULTIMANAGER   INTERNATIONAL
                                                             UTILITIES SERIES     EQUITY       CORE BOND*       EQUITY
                                                            ------------------ ------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........      $1,521,355        $559,559     $7,901,099      $836,065
Receivable for The Trusts shares sold.....................              --              --             --            --
Receivable for policy-related transactions................          58,830              39         34,730         2,573
                                                                ----------        --------     ----------      --------
  Total assets............................................       1,580,185         559,598      7,935,829       838,638
                                                                ==========        ========     ==========      ========
Liabilities:
Payable for The Trusts shares purchased...................          58,821              16         34,628         2,436
Payable for policy-related transactions...................              --              --             --            --
                                                                ----------        --------     ----------      --------
  Total liabilities.......................................          58,821              16         34,628         2,436
                                                                ==========        ========     ==========      ========
Net Assets................................................      $1,521,364        $559,582     $7,901,201      $836,202
                                                                ==========        ========     ==========      ========
Net Assets:
Accumulation Units........................................       1,521,364         559,582      7,901,055       836,066
Retained by MONY America in Variable Account L............              --              --            146           136
                                                                ----------        --------     ----------      --------
Total net assets..........................................      $1,521,364        $559,582     $7,901,201      $836,202
                                                                ==========        ========     ==========      ========
Investments in shares of The Trusts, at cost..............      $1,668,176        $520,385     $7,929,952      $909,433
The Trusts shares held respective Funds...................          66,377          24,372        768,113        78,831
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................                                        685,657
   Class B................................................                                         82,456
   Institutional..........................................
   Service................................................

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            MULTIMANAGER  MULTIMANAGER   MULTIMANAGER
                                                             LARGE CAP      LARGE CAP      LARGE CAP
                                                            CORE EQUITY      GROWTH         VALUE*
                                                           ------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........    $101,224      $461,428      $4,588,662
Receivable for The Trusts shares sold.....................          --            --              --
Receivable for policy-related transactions................           4             4           2,682
                                                              --------      --------      ----------
  Total assets............................................     101,228       461,432       4,591,344
                                                              ========      ========      ==========
Liabilities:
Payable for The Trusts shares purchased...................           4             4           2,577
Payable for policy-related transactions...................          --            --              --
                                                              --------      --------      ----------
  Total liabilities.......................................           4             4           2,577
                                                              ========      ========      ==========
Net Assets................................................    $101,224      $461,428      $4,588,767
                                                              ========      ========      ==========
Net Assets:
Accumulation Units........................................     101,224       461,428       4,588,536
Retained by MONY America in Variable Account L............          --            --             231
                                                              --------      --------      ----------
Total net assets..........................................    $101,224      $461,428      $4,588,767
                                                              ========      ========      ==========
Investments in shares of The Trusts, at cost..............    $ 96,741      $461,474      $5,393,338
The Trusts shares held respective Funds...................      11,072        64,091         526,366
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................                                   440,731
   Class B................................................                                    85,635



                                                            MULTIMANAGER   MULTIMANAGER   MULTIMANAGER   MULTIMANAGER
                                                               MID CAP        MID CAP     MULTI-SECTOR     SMALL CAP
                                                               GROWTH          VALUE          BOND*         GROWTH
                                                           -------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........    $264,022       $498,955      $1,969,836    $11,392,539
Receivable for The Trusts shares sold.....................          --            111              --             --
Receivable for policy-related transactions................         791             --          11,518          3,001
                                                              --------       --------      ----------    -----------
  Total assets............................................     264,813        499,066       1,981,354     11,395,540
                                                              ========       ========      ==========    ===========
Liabilities:
Payable for The Trusts shares purchased...................         791             --          11,518          3,001
Payable for policy-related transactions...................          --            111              --             --
                                                              --------       --------      ----------    -----------
  Total liabilities.......................................         791            111          11,518          3,001
                                                              ========       ========      ==========    ===========
Net Assets................................................    $264,022       $498,955      $1,969,836    $11,392,539
                                                              ========       ========      ==========    ===========
Net Assets:
Accumulation Units........................................     264,022        498,955       1,969,571     11,392,320
Retained by MONY America in Variable Account L............          --             --             265            219
                                                              --------       --------      ----------    -----------
Total net assets..........................................    $264,022       $498,955      $1,969,836    $11,392,539
                                                              ========       ========      ==========    ===========
Investments in shares of The Trusts, at cost..............    $248,441       $423,293      $2,448,440    $12,959,602
The Trusts shares held respective Funds...................      37,270         62,703         527,642      1,647,421
-------
*  Denotes multiple share classes held by the
   respective fund.
   Class A................................................                                    304,669
   Class B................................................                                    222,973

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                      OPPENHEIMER
                                                        MULTIMANAGER                     GLOBAL
                                                          SMALL CAP    MULTIMANAGER    SECURITIES
                                                            VALUE       TECHNOLOGY      FUND/VA
                                                       -------------- -------------- -------------
Assets:
Investments in shares of The Trusts, at fair value....    $293,031       $691,500     $1,775,897
Receivable for The Trusts shares sold.................          --             --             --
Receivable for policy-related transactions............      77,947          1,528            786
                                                          --------       --------     ----------
  Total assets........................................     370,978        693,028      1,776,683
                                                          ========       ========     ==========
Liabilities:
Payable for The Trusts shares purchased...............      77,946          1,420            780
Payable for policy-related transactions...............          --             --             --
                                                          --------       --------     ----------
  Total liabilities...................................      77,946          1,420            780
                                                          ========       ========     ==========
Net Assets............................................    $293,032       $691,608     $1,775,903
                                                          ========       ========     ==========
Net Assets:
Accumulation Units....................................     293,032        691,500      1,775,903
Retained by MONY America in Variable Account L........          --            108             --
                                                          --------       --------     ----------
Total net assets......................................    $293,032       $691,608     $1,775,903
                                                          ========       ========     ==========
Investments in shares of The Trusts, at cost..........    $317,261       $629,201     $1,896,450
The Trusts shares held respective Funds...............      33,752         63,544         67,576



                                                                      THE UNIVERSAL   THE UNIVERSAL
                                                                      INSTITUTIONAL   INSTITUTIONAL
                                                           PIMCO       FUNDS, INC.     FUNDS, INC.     VAN ECK
                                                        GLOBAL BOND      EMERGING         GLOBAL      WORLDWIDE
                                                         (UNHEDGED)    MARKETS DEBT    VALUE EQUITY     BOND
                                                       ------------- --------------- --------------- ----------
Assets:
Investments in shares of The Trusts, at fair value....  $3,188,063       $282,637        $513,134     $115,181
Receivable for The Trusts shares sold.................          --             --              --           --
Receivable for policy-related transactions............         376         67,013             314           --
                                                        ----------       --------        --------     --------
  Total assets........................................   3,188,439        349,650         513,448      115,181
                                                        ==========       ========        ========     ========
Liabilities:
Payable for The Trusts shares purchased...............         376         67,013             311           --
Payable for policy-related transactions...............          --             --              --           --
                                                        ----------       --------        --------     --------
  Total liabilities...................................         376         67,013             311           --
                                                        ==========       ========        ========     ========
Net Assets............................................  $3,188,063       $282,637        $513,137     $115,181
                                                        ==========       ========        ========     ========
Net Assets:
Accumulation Units....................................   3,186,538        282,637         513,137      115,181
Retained by MONY America in Variable Account L........       1,525             --              --           --
                                                        ----------       --------        --------     --------
Total net assets......................................  $3,188,063       $282,637        $513,137     $115,181
                                                        ==========       ========        ========     ========
Investments in shares of The Trusts, at cost..........  $3,163,951       $268,453        $651,925     $110,945
The Trusts shares held respective Funds...............     250,634         36,469          70,875        9,803

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                                            VAN ECK
                                                           WORLDWIDE        VAN ECK
                                                            EMERGING       WORLDWIDE
                                                            MARKETS       HARD ASSETS
                                                         -------------   -------------
Assets:
Investments in shares of The Trusts, at fair value....    $1,891,307        $481,107
Receivable for The Trusts shares sold.................            --              --
Receivable for policy-related transactions............        52,140          85,228
                                                          ----------        --------
  Total assets........................................     1,943,447         566,335
                                                          ==========        ========
Liabilities:
Payable for The Trusts shares purchased...............        52,138          85,228
Payable for policy-related transactions...............            --              --
                                                          ----------        --------
  Total liabilities...................................        52,138          85,228
                                                          ==========        ========
Net Assets............................................    $1,891,309        $481,107
                                                          ==========        ========
Net Assets:
Accumulation Units....................................     1,891,309         481,107
Retained by MONY America in Variable Account L........            --              --
                                                          ----------        --------
Total net assets......................................    $1,891,309        $481,107
                                                          ==========        ========
Investments in shares of The Trusts, at cost..........    $1,704,447        $431,099
The Trusts shares held respective Funds...............       168,566          16,442

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009


                                                Contract                                Units
                                                charges   Share Class   Unit Value   Outstanding
                                               --------- ------------- ------------ ------------
AIM V.I. FINANCIAL SERVICES.................      0.00%     SERIES I    $   6.02            68
AIM V.I. FINANCIAL SERVICES.................      0.35%     SERIES I    $   5.95        26,955
AIM V.I. FINANCIAL SERVICES.................      0.35%     SERIES I    $   6.14         2,953

AIM V.I. GLOBAL HEALTH CARE.................      0.00%     SERIES I    $  13.58         5,714
AIM V.I. GLOBAL HEALTH CARE.................      0.35%     SERIES I    $  12.64        45,019
AIM V.I. GLOBAL HEALTH CARE.................      0.35%     SERIES I    $  12.81           120

AIM V.I. TECHNOLOGY.........................      0.00%     SERIES I    $  12.16            30
AIM V.I. TECHNOLOGY.........................      0.35%     SERIES I    $   9.21        19,620
AIM V.I. TECHNOLOGY.........................      0.35%     SERIES I    $  10.64            --

ALL ASSET ALLOCATION........................      0.00%        B        $  12.20        11,553
ALL ASSET ALLOCATION........................      0.35%        B        $  10.45       147,050
ALL ASSET ALLOCATION........................      0.35%        B        $  10.59     1,046,705
ALL ASSET ALLOCATION........................      0.35%        B        $  11.04         1,096
ALL ASSET ALLOCATION........................      0.35%        B        $  11.47       206,954
ALL ASSET ALLOCATION........................      0.75%        B        $  21.72     2,440,445

AXA AGGRESSIVE ALLOCATION...................      0.00%        A        $   7.86            94
AXA AGGRESSIVE ALLOCATION...................      0.00%        B        $ 128.17        98,717
AXA AGGRESSIVE ALLOCATION...................      0.35%        B        $   7.74        61,482
AXA AGGRESSIVE ALLOCATION...................      0.75%        B        $   7.66        13,266

AXA BALANCED STRATEGY.......................      0.00%        B        $ 101.74         2,439

AXA CONSERVATIVE ALLOCATION.................      0.00%        A        $  10.25            86
AXA CONSERVATIVE ALLOCATION.................      0.00%        B        $ 122.45        13,537
AXA CONSERVATIVE ALLOCATION.................      0.35%        B        $  10.09        13,021
AXA CONSERVATIVE ALLOCATION.................      0.75%        B        $   9.99        29,601

AXA CONSERVATIVE GROWTH STRATEGY............      0.00%        B        $ 101.49           296

AXA CONSERVATIVE STRATEGY...................      0.00%        B        $ 100.81           571

AXA CONSERVATIVE-PLUS ALLOCATION............      0.00%        A        $   9.54         1,177
AXA CONSERVATIVE-PLUS ALLOCATION............      0.00%        B        $ 122.96        24,632
AXA CONSERVATIVE-PLUS ALLOCATION............      0.35%        B        $   9.40        44,368
AXA CONSERVATIVE-PLUS ALLOCATION............      0.75%        B        $   9.30        19,429

AXA GROWTH STRATEGY.........................      0.00%        B        $ 102.40         2,943

AXA MODERATE ALLOCATION.....................      0.00%        A        $   9.15           279
AXA MODERATE ALLOCATION.....................      0.00%        B        $ 128.99       140,453
AXA MODERATE ALLOCATION.....................      0.35%        B        $   9.01       228,551
AXA MODERATE ALLOCATION.....................      0.75%        B        $   8.91        55,742

AXA MODERATE GROWTH STRATEGY................      0.00%        B        $ 102.03         6,335

AXA MODERATE-PLUS ALLOCATION................      0.00%        A        $   8.55         1,700
AXA MODERATE-PLUS ALLOCATION................      0.00%        B        $ 130.81       312,054
AXA MODERATE-PLUS ALLOCATION................      0.35%        B        $   8.42       262,526
AXA MODERATE-PLUS ALLOCATION................      0.75%        B        $   8.33       125,961

DREYFUS STOCK INDEX FUND, INC...............      0.00%     INITIAL     $  14.33     1,447,606
DREYFUS STOCK INDEX FUND, INC...............      0.35%     INITIAL     $   9.19        89,767
DREYFUS STOCK INDEX FUND, INC...............      0.35%     INITIAL     $   9.24     1,078,261
DREYFUS STOCK INDEX FUND, INC...............      0.75%     INITIAL     $   8.25       331,661

EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.00%        A        $  10.55       103,658
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.00%        B        $ 107.23        17,563

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.00%        A        $  11.36         2,330
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.35%        A        $  10.34         3,890
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.35%        A        $  10.36        45,065
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.00%        B        $ 154.43         5,090

EQ/BLACKROCK BASIC VALUE EQUITY.............      0.00%        B        $ 230.61         5,281
EQ/BLACKROCK BASIC VALUE EQUITY.............      0.35%        B        $  12.52        62,281

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract                                Units
                                                charges   Share Class   Unit Value   Outstanding
                                               --------- ------------- ------------ ------------
EQ/BLACKROCK INTERNATIONAL VALUE............      0.00%        A        $  14.75       229,951
EQ/BLACKROCK INTERNATIONAL VALUE............      0.00%        B        $ 140.29         8,753

EQ/BOSTON ADVISORS EQUITY INCOME............      0.00%        A        $  14.60       554,560
EQ/BOSTON ADVISORS EQUITY INCOME............      0.60%        A        $   9.05        41,398
EQ/BOSTON ADVISORS EQUITY INCOME............      0.00%        B        $ 103.43         3,373
EQ/BOSTON ADVISORS EQUITY INCOME............      0.35%        B        $  11.78         2,529
EQ/BOSTON ADVISORS EQUITY INCOME............      0.35%        B        $  11.91        39,921
EQ/BOSTON ADVISORS EQUITY INCOME............      0.35%        B        $  12.16       314,695
EQ/BOSTON ADVISORS EQUITY INCOME............      0.35%        B        $  12.36       117,076
EQ/BOSTON ADVISORS EQUITY INCOME............      0.75%        B        $  10.46       119,497

EQ/CALVERT SOCIALLY RESPONSIBLE.............      0.00%        A        $   7.20         3,092
EQ/CALVERT SOCIALLY RESPONSIBLE.............      0.35%        A        $   6.16        10,027
EQ/CALVERT SOCIALLY RESPONSIBLE.............      0.35%        A        $   6.39       153,934
EQ/CALVERT SOCIALLY RESPONSIBLE.............      0.75%        A        $   6.99        16,480
EQ/CALVERT SOCIALLY RESPONSIBLE.............      0.00%        B        $  80.31           256
EQ/CALVERT SOCIALLY RESPONSIBLE.............      0.35%        B        $   8.71        22,804

EQ/CAPITAL GUARDIAN GROWTH..................      0.00%        A        $  10.60        19,374
EQ/CAPITAL GUARDIAN GROWTH..................      0.00%        B        $  69.81         3,095

EQ/CAPITAL GUARDIAN RESEARCH................      0.00%        A        $   8.28         8,330
EQ/CAPITAL GUARDIAN RESEARCH................      0.35%        A        $   8.05       136,571
EQ/CAPITAL GUARDIAN RESEARCH................      0.35%        A        $   8.21        18,027
EQ/CAPITAL GUARDIAN RESEARCH................      0.35%        A        $  12.05        53,599
EQ/CAPITAL GUARDIAN RESEARCH................      0.60%        A        $   9.25       152,521
EQ/CAPITAL GUARDIAN RESEARCH................      0.75%        A        $  10.02         9,731
EQ/CAPITAL GUARDIAN RESEARCH................      0.00%        B        $ 118.02         1,234

EQ/COMMON STOCK INDEX.......................      0.00%        A        $  13.02         9,006
EQ/COMMON STOCK INDEX.......................      0.00%        B        $  83.59        28,845

EQ/CORE BOND INDEX..........................      0.00%        A        $  13.33     1,306,179
EQ/CORE BOND INDEX..........................      0.35%        A        $  12.98        72,242
EQ/CORE BOND INDEX..........................      0.35%        A        $  13.18       554,058
EQ/CORE BOND INDEX..........................      0.35%        A        $  13.52        17,887
EQ/CORE BOND INDEX..........................      0.35%        A        $  13.59       439,588
EQ/CORE BOND INDEX..........................      0.60%        A        $  10.11        12,543
EQ/CORE BOND INDEX..........................      0.75%        A        $  10.11       352,375
EQ/CORE BOND INDEX..........................      0.00%        B        $ 119.83        10,181

EQ/EQUITY 500 INDEX.........................      0.00%        B        $  91.81        26,585

EQ/EQUITY GROWTH PLUS.......................      0.00%        B        $ 143.43        13,568
EQ/EQUITY GROWTH PLUS.......................      0.35%        B        $   9.96       606,427
EQ/EQUITY GROWTH PLUS.......................      0.75%        B        $   9.79       174,480

EQ/EVERGREEN OMEGA..........................      0.00%        B        $ 109.78         2,297

EQ/GAMCO MERGERS AND ACQUISITIONS...........      0.00%        B        $ 123.62         2,555

EQ/GAMCO SMALL COMPANY VALUE................      0.00%        B        $  33.12        46,263
EQ/GAMCO SMALL COMPANY VALUE................      0.00%        B        $ 150.93        14,637
EQ/GAMCO SMALL COMPANY VALUE................      0.35%        B        $  19.61        18,282
EQ/GAMCO SMALL COMPANY VALUE................      0.35%        B        $  20.39       396,620
EQ/GAMCO SMALL COMPANY VALUE................      0.35%        B        $  25.54        52,502
EQ/GAMCO SMALL COMPANY VALUE................      0.35%        B        $  27.05       692,891
EQ/GAMCO SMALL COMPANY VALUE................      0.75%        B        $  48.93       650,981

EQ/GLOBAL BOND PLUS.........................      0.00%        B        $ 120.05         6,262

EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.35%        A        $  25.15         6,924
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.35%        A        $  26.72        37,513
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.00%        B        $ 194.58        16,897

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.00%        A        $  16.22        29,035

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract                                Units
                                                charges   Share Class   Unit Value   Outstanding
                                               --------- ------------- ------------ ------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.35%        A        $  12.56       188,297
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.35%        A        $  12.56         7,374
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.35%        A        $  14.72       189,504
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.35%        A        $  14.77        16,534
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.75%        A        $  17.56       111,920
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.00%        B        $ 110.91         2,935

EQ/INTERNATIONAL CORE PLUS..................      0.00%        B        $ 128.10         4,307

EQ/INTERNATIONAL GROWTH.....................      0.00%        B        $  13.30         8,281
EQ/INTERNATIONAL GROWTH.....................      0.00%        B        $ 138.85         6,439
EQ/INTERNATIONAL GROWTH.....................      0.35%        B        $  11.95        72,504
EQ/INTERNATIONAL GROWTH.....................      0.35%        B        $  12.72       445,476
EQ/INTERNATIONAL GROWTH.....................      0.75%        B        $  18.78       503,889

EQ/JPMORGAN VALUE OPPORTUNITIES.............      0.00%        A        $   7.30           153
EQ/JPMORGAN VALUE OPPORTUNITIES.............      0.00%        B        $ 144.25         1,783

EQ/LARGE CAP CORE PLUS......................      0.00%        B        $  92.37           572

EQ/LARGE CAP GROWTH INDEX...................      0.00%        B        $  77.13         7,362

EQ/LARGE CAP GROWTH PLUS....................      0.00%        B        $ 165.73         2,398

EQ/LARGE CAP VALUE INDEX....................      0.00%        B        $  55.34         3,603

EQ/LARGE CAP VALUE PLUS.....................      0.00%        A        $  12.62       313,585
EQ/LARGE CAP VALUE PLUS.....................      0.35%        A        $   8.73         5,050
EQ/LARGE CAP VALUE PLUS.....................      0.35%        A        $   8.98        87,543
EQ/LARGE CAP VALUE PLUS.....................      0.00%        B        $ 102.48        20,914

EQ/LORD ABBETT GROWTH AND INCOME............      0.35%        A        $  10.91        11,437
EQ/LORD ABBETT GROWTH AND INCOME............      0.35%        A        $  11.53       148,638
EQ/LORD ABBETT GROWTH AND INCOME............      0.35%        A        $  11.59       312,759
EQ/LORD ABBETT GROWTH AND INCOME............      0.35%        A        $  11.59         9,776
EQ/LORD ABBETT GROWTH AND INCOME............      0.00%        B        $  97.18         2,824

EQ/LORD ABBETT LARGE CAP CORE...............      0.00%        B        $ 115.16         2,253

EQ/MID CAP INDEX............................      0.35%        A        $  11.79         4,731
EQ/MID CAP INDEX............................      0.35%        A        $  12.32       185,243
EQ/MID CAP INDEX............................      0.00%        B        $ 104.63        12,753

EQ/MID CAP VALUE PLUS.......................      0.00%        A        $  11.29       132,060
EQ/MID CAP VALUE PLUS.......................      0.35%        A        $  11.27       824,381
EQ/MID CAP VALUE PLUS.......................      0.00%        B        $ 161.72         8,977

EQ/MONEY MARKET.............................      0.00%        A        $  11.42       489,158
EQ/MONEY MARKET.............................      0.35%        A        $  11.24       556,739
EQ/MONEY MARKET.............................      0.35%        A        $  11.24       407,577
EQ/MONEY MARKET.............................      0.60%        A        $  11.12         5,934
EQ/MONEY MARKET.............................      0.75%        A        $  11.05       312,145
EQ/MONEY MARKET.............................      0.00%        B        $ 131.48        29,607

EQ/MONTAG & CALDWELL GROWTH.................      0.00%        B        $   9.29       283,938
EQ/MONTAG & CALDWELL GROWTH.................      0.00%        B        $ 125.64         2,483
EQ/MONTAG & CALDWELL GROWTH.................      0.35%        B        $  10.87       367,787
EQ/MONTAG & CALDWELL GROWTH.................      0.35%        B        $  11.17     2,909,311
EQ/MONTAG & CALDWELL GROWTH.................      0.35%        B        $  11.19        22,670
EQ/MONTAG & CALDWELL GROWTH.................      0.35%        B        $  11.43       608,005
EQ/MONTAG & CALDWELL GROWTH.................      0.75%        B        $   8.68       329,798

EQ/PIMCO ULTRA SHORT BOND...................      0.00%        A        $  13.62       119,768
EQ/PIMCO ULTRA SHORT BOND...................      0.00%        B        $ 116.26        12,056
EQ/PIMCO ULTRA SHORT BOND...................      0.35%        B        $  13.35        17,397
EQ/PIMCO ULTRA SHORT BOND...................      0.35%        B        $  13.38        74,234
EQ/PIMCO ULTRA SHORT BOND...................      0.35%        B        $  13.39         4,633
EQ/PIMCO ULTRA SHORT BOND...................      0.35%        B        $  13.46       130,482

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                               Contract                                  Units
                                               charges    Share Class    Unit Value   Outstanding
                                              --------- --------------- ------------ ------------
EQ/QUALITY BOND PLUS.......................      0.00%        A          $  10.12        23,445
EQ/QUALITY BOND PLUS.......................      0.00%        B          $ 151.95         6,905
EQ/QUALITY BOND PLUS.......................      0.35%        B          $  16.71        39,828
EQ/QUALITY BOND PLUS.......................      0.35%        B          $  16.79       221,958
EQ/QUALITY BOND PLUS.......................      0.75%        B          $  23.17       203,736

EQ/SMALL COMPANY INDEX.....................      0.00%        A          $   7.83       524,748
EQ/SMALL COMPANY INDEX.....................      0.35%        A          $  14.41        58,319
EQ/SMALL COMPANY INDEX.....................      0.00%        B          $ 142.12         7,135

EQ/T. ROWE PRICE GROWTH STOCK..............      0.00%        B          $  11.45       205,818
EQ/T. ROWE PRICE GROWTH STOCK..............      0.00%        B          $  98.42         3,452
EQ/T. ROWE PRICE GROWTH STOCK..............      0.35%        B          $   9.28        96,147
EQ/T. ROWE PRICE GROWTH STOCK..............      0.35%        B          $   9.37     1,015,207
EQ/T. ROWE PRICE GROWTH STOCK..............      0.75%        B          $  19.39     1,192,595

EQ/UBS GROWTH AND INCOME...................      0.00%        B          $ 109.54         2,102
EQ/UBS GROWTH AND INCOME...................      0.35%        B          $  10.68         5,079
EQ/UBS GROWTH AND INCOME...................      0.35%        B          $  10.88       132,572
EQ/UBS GROWTH AND INCOME...................      0.35%        B          $  11.05       854,040
EQ/UBS GROWTH AND INCOME...................      0.35%        B          $  11.30       176,840
EQ/UBS GROWTH AND INCOME...................      0.75%        B          $   8.69       201,905

EQ/VAN KAMPEN COMSTOCK.....................      0.00%        B          $  96.28         1,990

EQ/VAN KAMPEN MID CAP GROWTH...............      0.00%        A          $  16.86        66,481
EQ/VAN KAMPEN MID CAP GROWTH...............      0.35%        A          $  10.15        24,908
EQ/VAN KAMPEN MID CAP GROWTH...............      0.35%        A          $  10.22       416,186
EQ/VAN KAMPEN MID CAP GROWTH...............      0.35%        A          $  15.89       111,405
EQ/VAN KAMPEN MID CAP GROWTH...............      0.35%        A          $  16.42         9,245
EQ/VAN KAMPEN MID CAP GROWTH...............      0.00%        B          $ 138.16         7,025

FIDELITY VIP ASSET MANAGER.................      0.00%     INITIAL       $  12.64         7,809

FIDELITY VIP CONTRAFUND(R).................      0.00%     INITIAL       $  14.01       368,204
FIDELITY VIP CONTRAFUND(R).................      0.35%     SERVICE       $  13.39        66,249
FIDELITY VIP CONTRAFUND(R).................      0.35%     SERVICE       $  14.39       910,231
FIDELITY VIP CONTRAFUND(R).................      0.75%     SERVICE       $  12.36       466,971

FIDELITY VIP GROWTH AND INCOME.............      0.00%     INITIAL       $   9.75        35,765

FRANKLIN INCOME SECURITIES.................      0.00%        2          $   9.53        63,016
FRANKLIN INCOME SECURITIES.................      0.35%        2          $   9.46        20,865
FRANKLIN INCOME SECURITIES.................      0.35%        2          $  14.92       401,702

FRANKLIN RISING DIVIDENDS SECURITIES.......      0.35%        2          $  12.43        41,207

FRANKLIN ZERO COUPON 2010..................      0.35%        2          $  12.65         9,827

JANUS ASPEN SERIES BALANCED................      0.35%  INSTITUTIONAL    $  15.23        70,999
JANUS ASPEN SERIES BALANCED................      0.35%  INSTITUTIONAL    $  15.51       399,113
JANUS ASPEN SERIES BALANCED................      0.75%  INSTITUTIONAL    $  14.84       101,788

JANUS ASPEN SERIES ENTERPRISE..............      0.00%  INSTITUTIONAL    $   6.94       254,997
JANUS ASPEN SERIES ENTERPRISE..............      0.35%  INSTITUTIONAL    $   6.87        83,506
JANUS ASPEN SERIES ENTERPRISE..............      0.35%  INSTITUTIONAL    $   8.29     1,015,454
JANUS ASPEN SERIES ENTERPRISE..............      0.75%  INSTITUTIONAL    $  11.04       113,456

JANUS ASPEN SERIES FORTY...................      0.00%  INSTITUTIONAL    $  10.56       500,076
JANUS ASPEN SERIES FORTY...................      0.35%  INSTITUTIONAL    $  12.82        62,142
JANUS ASPEN SERIES FORTY...................      0.35%  INSTITUTIONAL    $  13.54       441,298
JANUS ASPEN SERIES FORTY...................      0.75%  INSTITUTIONAL    $   9.92       364,905
JANUS ASPEN SERIES FORTY...................      0.35%     SERVICE       $  16.70       132,870
JANUS ASPEN SERIES FORTY...................      0.35%     SERVICE       $  16.83         8,252

JANUS ASPEN SERIES MID CAP VALUE...........      0.00%     SERVICE       $  15.34        89,627

JANUS ASPEN SERIES OVERSEAS................      0.00%  INSTITUTIONAL    $  20.11       147,843
JANUS ASPEN SERIES OVERSEAS................      0.35%     SERVICE       $  26.37        10,576

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                                       Contract                                   Units
                                                       charges     Share Class    Unit Value   Outstanding
                                                      --------- ---------------- ------------ ------------
JANUS ASPEN SERIES OVERSEAS........................      0.35%       SERVICE      $  26.44       178,303

JANUS ASPEN SERIES WORLDWIDE.......................      0.00%    INSTITUTIONAL   $   7.63        73,689
JANUS ASPEN SERIES WORLDWIDE.......................      0.35%    INSTITUTIONAL   $   7.38        66,136
JANUS ASPEN SERIES WORLDWIDE.......................      0.35%    INSTITUTIONAL   $   8.38       849,499
JANUS ASPEN SERIES WORLDWIDE.......................      0.75%    INSTITUTIONAL   $   5.89       486,464

MFS(R) UTILITIES SERIES............................      0.00%       INITIAL      $  26.30         8,137
MFS(R) UTILITIES SERIES............................      0.35%       INITIAL      $  23.48         5,899
MFS(R) UTILITIES SERIES............................      0.35%       INITIAL      $  24.49        47,720

MULTIMANAGER AGGRESSIVE EQUITY.....................      0.00%          B         $  74.30         7,531

MULTIMANAGER CORE BOND.............................      0.00%          A         $  11.44       616,336
MULTIMANAGER CORE BOND.............................      0.00%          B         $ 145.18         5,850

MULTIMANAGER INTERNATIONAL EQUITY..................      0.00%          B         $ 181.13         4,615

MULTIMANAGER LARGE CAP CORE EQUITY.................      0.00%          B         $ 138.05           733

MULTIMANAGER LARGE CAP GROWTH......................      0.00%          B         $ 116.67         3,955

MULTIMANAGER LARGE CAP VALUE.......................      0.00%          A         $   7.28       527,527
MULTIMANAGER LARGE CAP VALUE.......................      0.00%          B         $ 148.60         5,023

MULTIMANAGER MID CAP GROWTH........................      0.00%          B         $ 162.19         1,628

MULTIMANAGER MID CAP VALUE.........................      0.00%          B         $ 137.87         3,619

MULTIMANAGER MULTI-SECTOR BOND.....................      0.35%          A         $  12.35         3,521
MULTIMANAGER MULTI-SECTOR BOND.....................      0.35%          A         $  12.88        85,095
MULTIMANAGER MULTI-SECTOR BOND.....................      0.00%          B         $ 115.82         7,166

MULTIMANAGER SMALL CAP GROWTH......................      0.00%          B         $  10.67        86,860
MULTIMANAGER SMALL CAP GROWTH......................      0.00%          B         $ 109.93         4,357
MULTIMANAGER SMALL CAP GROWTH......................      0.35%          B         $  10.30         2,452
MULTIMANAGER SMALL CAP GROWTH......................      0.35%          B         $  10.35       242,575
MULTIMANAGER SMALL CAP GROWTH......................      0.35%          B         $  14.87        43,818
MULTIMANAGER SMALL CAP GROWTH......................      0.35%          B         $  15.29       394,092
MULTIMANAGER SMALL CAP GROWTH......................      0.75%          B         $   9.61        80,606

MULTIMANAGER SMALL CAP VALUE.......................      0.00%          B         $ 162.86         1,800

MULTIMANAGER TECHNOLOGY............................      0.00%          B         $ 182.41         3,790

OPPENHEIMER GLOBAL SECURITIES FUND/VA..............      0.35%       SERVICE      $  17.46       101,692

PIMCO GLOBAL BOND (UNHEDGED).......................      0.35%   ADMINISTRATIVE   $  16.80         7,738
PIMCO GLOBAL BOND (UNHEDGED).......................      0.35%   ADMINISTRATIVE   $  17.71        57,579
PIMCO GLOBAL BOND (UNHEDGED).......................      0.35%   ADMINISTRATIVE   $  18.37       105,884
PIMCO GLOBAL BOND (UNHEDGED).......................      0.35%   ADMINISTRATIVE   $  18.44         4,955

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING
MARKETS DEBT.......................................      0.00%          I         $  21.29        13,275

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY.......................................      0.00%          I         $  11.00         5,813
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY.......................................      0.35%          I         $  11.51        37,608
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY.......................................      0.35%          I         $  13.13         1,236

VAN ECK WORLDWIDE BOND.............................      0.00%       INITIAL      $  19.33         5,960

VAN ECK WORLDWIDE EMERGING MARKETS.................      0.00%       INITIAL      $  19.01        99,485

VAN ECK WORLDWIDE HARD ASSETS......................      0.00%       INITIAL      $  40.60        11,849


----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                             AIM V.I.
                                                      AIM V.I. FINANCIAL      GLOBAL      AIM V.I.
                                                           SERVICES        HEALTH CARE   TECHNOLOGY
                                                     -------------------- ------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $    5,048        $   1,917     $     --
 Expenses:
  Less: Asset-based charges.........................             479            1,731          404
                                                          ----------        ---------     --------
Net Investment Income (Loss)........................           4,569              186         (404)
                                                          ----------        ---------     --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (70,109)         (50,373)      (5,353)
  Realized gain distribution from The Trusts........              --               --           --
                                                          ----------        ---------     --------
 Net realized gain (loss)...........................         (70,109)         (50,373)      (5,353)
                                                          ----------        ---------     --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         103,659          180,870       58,899
                                                          ----------        ---------     --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................          33,550          130,497       53,546
                                                          ----------        ---------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $   38,119        $ 130,683     $ 53,142
                                                          ==========        =========     ========



                                                        ALL ASSET     AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                        ALLOCATION      ALLOCATION       STRATEGY        ALLOCATION
                                                     --------------- ---------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  1,267,010      $  112,234      $   1,130        $  43,057
 Expenses:
  Less: Asset-based charges.........................       409,416           1,804             --            2,114
                                                      ------------      ----------      ---------        ---------
Net Investment Income (Loss)........................       857,594         110,430          1,130           40,943
                                                      ------------      ----------      ---------        ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (4,230,685)       (244,419)            --          (55,949)
  Realized gain distribution from The Trusts........     1,100,537       1,358,721            476           61,758
                                                      ------------      ----------      ---------        ---------
 Net realized gain (loss)...........................    (3,130,148)      1,114,302            476            5,809
                                                      ------------      ----------      ---------        ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................    16,537,637       1,405,253         (1,403)          97,801
                                                      ------------      ----------      ---------        ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    13,407,489       2,519,555           (927)         103,610
                                                      ------------      ----------      ---------        ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 14,265,083      $2,629,985      $     203        $ 144,553
                                                      ============      ==========      =========        =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                           AXA
                                                      CONSERVATIVE                             AXA
                                                         GROWTH      AXA CONSERVATIVE   CONSERVATIVE-PLUS
                                                        STRATEGY         STRATEGY           ALLOCATION
                                                     -------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   249         $     949           $  61,631
 Expenses:
  Less: Asset-based charges.........................         --                --               1,475
                                                        -------         ---------           ---------
Net Investment Income (Loss)........................        249               949              60,156
                                                        -------         ---------           ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............          1                 1             (47,136)
  Realized gain distribution from The Trusts........         70               107             195,010
                                                        -------         ---------           ---------
 Net realized gain (loss)...........................         71               108             147,874
                                                        -------         ---------           ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (326)           (1,446)            150,401
                                                        -------         ---------           ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       (255)           (1,338)            298,275
                                                        -------         ---------           ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $    (6)        $    (389)          $ 358,431
                                                        =======         =========           =========



                                                                                        AXA              AXA
                                                      AXA GROWTH   AXA MODERATE   MODERATE GROWTH   MODERATE-PLUS
                                                       STRATEGY     ALLOCATION        STRATEGY       ALLOCATION
                                                     ------------ -------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $1,982      $  257,761       $   3,025       $  521,110
 Expenses:
  Less: Asset-based charges.........................        --           8,229              --           11,509
                                                        ------      ----------       ---------       ----------
Net Investment Income (Loss)........................     1,982         249,532           3,025          509,601
                                                        ------      ----------       ---------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        29        (180,219)            899         (431,425)
  Realized gain distribution from The Trusts........     1,245       1,274,384           1,793        3,513,607
                                                        ------      ----------       ---------       ----------
 Net realized gain (loss)...........................     1,274       1,094,165           2,692        3,082,182
                                                        ------      ----------       ---------       ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (629)      1,119,489          (3,656)       3,591,571
                                                        ------      ----------       ---------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       645       2,213,654            (964)       6,673,753
                                                        ------      ----------       ---------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $2,627      $2,463,186       $   2,061       $7,183,354
                                                        ======      ==========       =========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                    DREYFUS STOCK    EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                  INDEX FUND, INC.       INTERNATIONAL        SMALL CAP GROWTH
                                                 ------------------ ---------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.....................   $     648,594        $      65,048            $     874
 Expenses:
  Less: Asset-based charges.....................          50,367                   --                1,464
                                                   -------------        -------------            ---------
Net Investment Income (Loss)....................         598,227               65,048                 (590)
                                                   -------------        -------------            ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...........      (2,111,429)          (2,177,902)             (50,590)
  Realized gain distribution from The Trusts....       2,033,061                   --                   --
                                                   -------------        -------------            ---------
 Net realized gain (loss).......................         (78,368)          (2,177,902)             (50,590)
                                                   -------------        -------------            ---------
 Change in unrealized appreciation
  (depreciation) of investments.................       6,764,052            2,497,430              388,182
                                                   -------------        -------------            ---------
Net Realized and Unrealized Gain (Loss) on
 Investments....................................       6,685,684              319,528              337,592
                                                   -------------        -------------            ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations......................   $   7,283,911        $     384,576            $ 337,002
                                                   =============        =============            =========



                                                                        EQ/BLACKROCK                         EQ/CALVERT
                                                     EQ/BLACKROCK      INTERNATIONAL   EQ/BOSTON ADVISORS     SOCIALLY
                                                  BASIC VALUE EQUITY       VALUE          EQUITY INCOME     RESPONSIBLE
                                                 -------------------- --------------- -------------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.....................     $    43,166       $      91,068     $     390,488      $     5,796
 Expenses:
  Less: Asset-based charges.....................           2,241                  --            29,715            4,373
                                                     -----------       -------------     -------------      -----------
Net Investment Income (Loss)....................          40,925              91,068           360,773            1,423
                                                     -----------       -------------     -------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...........        (110,598)         (1,383,099)       (2,157,541)        (107,639)
  Realized gain distribution from The Trusts....              --                  --                --               --
                                                     -----------       -------------     -------------      -----------
 Net realized gain (loss).......................        (110,598)         (1,383,099)       (2,157,541)        (107,639)
                                                     -----------       -------------     -------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.................         492,828           2,502,709         3,493,570          433,775
                                                     -----------       -------------     -------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments....................................         382,230           1,119,610         1,336,029          326,136
                                                     -----------       -------------     -------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations......................     $   423,155       $   1,210,678     $   1,696,802      $   327,559
                                                     ===========       =============     =============      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/CAPITAL GUARDIAN  EQ/CAPITAL GUARDIAN
                                                            GROWTH               RESEARCH
                                                     -------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $   1,703            $    46,647
 Expenses:
  Less: Asset-based charges.........................             --                 13,842
                                                          ---------            -----------
Net Investment Income (Loss)........................          1,703                 32,805
                                                          ---------            -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (25,282)              (212,068)
  Realized gain distribution from The Trusts........             --                     --
                                                          ---------            -----------
 Net realized gain (loss)...........................        (25,282)              (212,068)
                                                          ---------            -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        124,354              1,060,600
                                                          ---------            -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         99,072                848,532
                                                          ---------            -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $ 100,775            $   881,337
                                                          =========            ===========



                                                      EQ/COMMON STOCK   EQ/CORE BOND   EQ/EQUITY 500    EQ/EQUITY    EQ/EVERGREEN
                                                           INDEX            INDEX          INDEX       GROWTH PLUS       OMEGA
                                                     ----------------- -------------- --------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $  36,778      $   940,824      $  40,838     $   73,716      $    280
 Expenses:
  Less: Asset-based charges.........................            --           37,716             --         30,778            --
                                                         ---------      -----------      ---------     ----------      --------
Net Investment Income (Loss)........................        36,778          903,108         40,838         42,938           280
                                                         ---------      -----------      ---------     ----------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (96,501)        (609,464)       (52,554)      (327,164)       (7,241)
  Realized gain distribution from The Trusts........            --               --          5,335             --            --
                                                         ---------      -----------      ---------     ----------      --------
 Net realized gain (loss)...........................       (96,501)        (609,464)       (47,219)      (327,164)       (7,241)
                                                         ---------      -----------      ---------     ----------      --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       580,026         (284,396)       505,012      2,434,489        47,533
                                                         ---------      -----------      ---------     ----------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       483,525         (893,860)       457,793      2,107,325        40,292
                                                         ---------      -----------      ---------     ----------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $ 520,303      $     9,248      $ 498,631     $2,150,263      $ 40,572
                                                         =========      ===========      =========     ==========      ========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/GAMCO        EQ/GAMCO
                                                       MERGERS AND   SMALL COMPANY    EQ/GLOBAL
                                                      ACQUISITIONS       VALUE        BOND PLUS
                                                     -------------- --------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $     --      $   222,940    $    4,923
 Expenses:
  Less: Asset-based charges.........................          --          292,363            --
                                                        --------      -----------    ----------
Net Investment Income (Loss)........................          --          (69,423)        4,923
                                                        --------      -----------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (2,659)         555,549       (18,268)
  Realized gain distribution from The Trusts........       1,336               --         2,265
                                                        --------      -----------    ----------
 Net realized gain (loss)...........................      (1,323)         555,549       (16,003)
                                                        --------      -----------    ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      41,424       18,681,526        26,488
                                                        --------      -----------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      40,101       19,237,075        10,485
                                                        --------      -----------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 40,101      $19,167,652    $   15,408
                                                        ========      ===========    ==========



                                                        EQ/GLOBAL    EQ/INTERMEDIATE
                                                      MULTI-SECTOR   GOVERNMENT BOND   EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                         EQUITY           INDEX            CORE PLUS           GROWTH
                                                     -------------- ----------------- ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   48,657      $  108,059         $  13,731          $  165,564
 Expenses:
  Less: Asset-based charges.........................        3,317           9,189                --              81,098
                                                       ----------      ----------         ---------          ----------
Net Investment Income (Loss)........................       45,340          98,870            13,731              84,466
                                                       ----------      ----------         ---------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (152,197)        (17,465)          (26,241)            434,510
  Realized gain distribution from The Trusts........           --              --                --                  --
                                                       ----------      ----------         ---------          ----------
 Net realized gain (loss)...........................     (152,197)        (17,465)          (26,241)            434,510
                                                       ----------      ----------         ---------          ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    1,451,216        (294,394)          126,819           4,092,177
                                                       ----------      ----------         ---------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    1,299,019        (311,859)          100,578           4,526,687
                                                       ----------      ----------         ---------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $1,344,359      $ (212,989)        $ 114,309          $4,611,153
                                                       ==========      ==========         =========          ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       EQ/JPMORGAN
                                                          VALUE       EQ/LARGE CAP   EQ/LARGE CAP
                                                      OPPORTUNITIES     CORE PLUS    GROWTH INDEX
                                                     --------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $  3,117       $    2,018      $ 10,158
 Expenses:
  Less: Asset-based charges.........................          --               --            --
                                                        --------       ----------      --------
Net Investment Income (Loss)........................       3,117            2,018        10,158
                                                        --------       ----------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (9,558)         (13,940)       (3,124)
  Realized gain distribution from The Trusts........          --               --            --
                                                        --------       ----------      --------
 Net realized gain (loss)...........................      (9,558)         (13,940)       (3,124)
                                                        --------       ----------      --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      59,319           21,976       134,095
                                                        --------       ----------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      49,761            8,036       130,971
                                                        --------       ----------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 52,878       $   10,054      $141,129
                                                        ========       ==========      ========



                                                      EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP    EQ/LORD ABBETT
                                                       GROWTH PLUS    VALUE INDEX     VALUE PLUS    GROWTH AND INCOME
                                                     -------------- -------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    4,161      $ 15,250     $     145,652     $    50,665
 Expenses:
  Less: Asset-based charges.........................           --            --             2,406          17,029
                                                       ----------      --------     -------------     -----------
Net Investment Income (Loss)........................        4,161        15,250           143,246          33,636
                                                       ----------      --------     -------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (11,615)       (9,622)       (1,244,912)       (617,052)
  Realized gain distribution from The Trusts........           --            --                --              --
                                                       ----------      --------     -------------     -----------
 Net realized gain (loss)...........................      (11,615)       (9,622)       (1,244,912)       (617,052)
                                                       ----------      --------     -------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       92,761        28,022         2,551,028       1,489,950
                                                       ----------      --------     -------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       81,146        18,400         1,306,116         872,898
                                                       ----------      --------     -------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   85,307      $ 33,650     $   1,449,362     $   906,534
                                                       ==========      ========     =============     ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/LORD ABBETT    EQ/MID CAP     EQ/MID CAP
                                                      LARGE CAP CORE      INDEX        VALUE PLUS
                                                     ---------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $  1,368      $    39,431   $    138,501
 Expenses:
  Less: Asset-based charges.........................           --            6,744          9,651
                                                         --------      -----------   ------------
Net Investment Income (Loss)........................        1,368           32,687        128,850
                                                         --------      -----------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (9,472)        (460,884)      (536,382)
  Realized gain distribution from The Trusts........           --               --             --
                                                         --------      -----------   ------------
 Net realized gain (loss)...........................       (9,472)        (460,884)      (536,382)
                                                         --------      -----------   ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       53,402        1,387,843     (2,354,440)
                                                         --------      -----------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       43,930          926,959     (2,890,822)
                                                         --------      -----------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $ 45,298      $   959,646   $ (2,761,972)
                                                         ========      ===========   ============



                                                                        EQ/MONTAG & CALDWELL   EQ/PIMCO ULTRA    EQ/QUALITY
                                                      EQ/MONEY MARKET          GROWTH            SHORT BOND      BOND PLUS
                                                     ----------------- ---------------------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $84,152            $   168,000        $    60,939     $   269,464
 Expenses:
  Less: Asset-based charges.........................       66,538                153,873              9,663          13,937
                                                          -------            -----------        -----------     -----------
Net Investment Income (Loss)........................       17,614                 14,127             51,276         255,527
                                                          -------            -----------        -----------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        4,666                556,399           (222,827)        (14,327)
  Realized gain distribution from The Trusts........           --                     --             12,937              --
                                                          -------            -----------        -----------     -----------
 Net realized gain (loss)...........................        4,666                556,399           (209,890)        (14,327)
                                                          -------            -----------        -----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        8,534             11,165,699            479,129        (207,347)
                                                          -------            -----------        -----------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       13,200             11,722,098            269,239        (221,674)
                                                          -------            -----------        -----------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $30,814            $11,736,225        $   320,515     $    33,853
                                                          =======            ===========        ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                                            EQ/UBS
                                                         EQ/SMALL     EQ/T. ROWE PRICE    GROWTH AND
                                                      COMPANY INDEX     GROWTH STOCK        INCOME
                                                     --------------- ------------------ --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   81,476       $         --      $  105,639
 Expenses:
  Less: Asset-based charges.........................        2,403            181,813          50,119
                                                       ----------       ------------      ----------
Net Investment Income (Loss)........................       79,073           (181,813)         55,520
                                                       ----------       ------------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (776,360)        (2,479,000)       (115,371)
  Realized gain distribution from The Trusts........           --                 --              --
                                                       ----------       ------------      ----------
 Net realized gain (loss)...........................     (776,360)        (2,479,000)       (115,371)
                                                       ----------       ------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    2,515,960         13,957,386       3,721,870
                                                       ----------       ------------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    1,739,600         11,478,386       3,606,499
                                                       ----------       ------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $1,818,673       $ 11,296,573      $3,662,019
                                                       ==========       ============      ==========



                                                      EQ/VAN KAMPEN    EQ/VAN KAMPEN    FIDELITY VIP    FIDELITY VIP
                                                         COMSTOCK     MID CAP GROWTH   ASSET MANAGER   CONTRAFUND(R)
                                                     --------------- ---------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $  2,320      $          --      $  2,107      $     290,303
 Expenses:
  Less: Asset-based charges.........................          --             18,232            --             79,908
                                                        --------      -------------      --------      -------------
Net Investment Income (Loss)........................       2,320            (18,232)        2,107            210,395
                                                        --------      -------------      --------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (2,833)        (1,140,710)       (3,056)        (9,300,108)
  Realized gain distribution from The Trusts........          --                 --           149              6,010
                                                        --------      -------------      --------      -------------
 Net realized gain (loss)...........................      (2,833)        (1,140,710)       (2,907)        (9,294,098)
                                                        --------      -------------      --------      -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      40,511          4,325,342        23,501         16,407,866
                                                        --------      -------------      --------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      37,678          3,184,632        20,594          7,113,768
                                                        --------      -------------      --------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 39,998      $   3,166,400      $ 22,701      $   7,324,163
                                                        ========      =============      ========      =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                                              FRANKLIN
                                                     FIDELITY VIP          FRANKLIN       RISING DIVIDENDS
                                                  GROWTH AND INCOME   INCOME SECURITIES      SECURITIES
                                                 ------------------- ------------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.....................     $     3,403         $  531,248          $    6,377
 Expenses:
  Less: Asset-based charges.....................              --             18,530               1,549
                                                     -----------         ----------          ----------
Net Investment Income (Loss)....................           3,403            512,718               4,828
                                                     -----------         ----------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...........        (138,557)          (564,315)            (40,714)
  Realized gain distribution from The Trusts....              --                 --                  --
                                                     -----------         ----------          ----------
 Net realized gain (loss).......................        (138,557)          (564,315)            (40,714)
                                                     -----------         ----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments.................         211,134          1,932,978             107,523
                                                     -----------         ----------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments....................................          72,577          1,368,663              66,809
                                                     -----------         ----------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations......................     $    75,980         $1,881,381          $   71,637
                                                     ===========         ==========          ==========



                                                    FRANKLIN
                                                  ZERO COUPON   JANUS ASPEN SERIES   JANUS ASPEN SERIES   JANUS ASPEN SERIES
                                                      2010           BALANCED            ENTERPRISE             FORTY
                                                 ------------- -------------------- -------------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.....................   $   5,160        $  238,189           $       --          $    5,685
 Expenses:
  Less: Asset-based charges.....................         439            32,403               34,060              50,211
                                                   ---------        ----------           ----------          ----------
Net Investment Income (Loss)....................       4,721           205,786              (34,060)            (44,526)
                                                   ---------        ----------           ----------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...........       1,212            16,366              293,389             738,481
  Realized gain distribution from The Trusts....          --           298,938                   --                  --
                                                   ---------        ----------           ----------          ----------
 Net realized gain (loss).......................       1,212           315,304              293,389             738,481
                                                   ---------        ----------           ----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments.................      (6,248)        1,257,374            3,610,237           5,327,773
                                                   ---------        ----------           ----------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments....................................      (5,036)        1,572,678            3,903,626           6,066,254
                                                   ---------        ----------           ----------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations......................   $    (315)       $1,778,464           $3,869,566          $6,021,728
                                                   =========        ==========           ==========          ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      JANUS ASPEN SERIES   JANUS ASPEN SERIES   JANUS ASPEN SERIES
                                                         MID CAP VALUE          OVERSEAS             WORLDWIDE
                                                     -------------------- -------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $     3,966           $   32,339           $  135,458
 Expenses:
  Less: Asset-based charges.........................              --               13,891               41,173
                                                         -----------           ----------           ----------
Net Investment Income (Loss)........................           3,966               18,448               94,285
                                                         -----------           ----------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (135,868)             (60,956)            (227,926)
  Realized gain distribution from The Trusts........          30,968              191,030                   --
                                                         -----------           ----------           ----------
 Net realized gain (loss)...........................        (104,900)             130,074             (227,926)
                                                         -----------           ----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         447,183            3,683,465            3,185,300
                                                         -----------           ----------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         342,283            3,813,539            2,957,374
                                                         -----------           ----------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $   346,249           $3,831,987           $3,051,659
                                                         ===========           ==========           ==========



                                                                         MULTIMANAGER                 MULTIMANAGER
                                                           MFS(R)         AGGRESSIVE   MULTIMANAGER   INTERNATIONAL
                                                      UTILITIES SERIES      EQUITY       CORE BOND       EQUITY
                                                     ------------------ ------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $    60,373      $      479     $ 355,324       $ 11,346
 Expenses:
  Less: Asset-based charges.........................          3,752              --            --             --
                                                        -----------      ----------     ---------       --------
Net Investment Income (Loss)........................         56,621             479       355,324         11,346
                                                        -----------      ----------     ---------       --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (187,400)        (11,200)      (33,085)        (3,612)
  Realized gain distribution from The Trusts........             --              --        24,888             --
                                                        -----------      ----------     ---------       --------
 Net realized gain (loss)...........................       (187,400)        (11,200)       (8,197)        (3,612)
                                                        -----------      ----------     ---------       --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        484,848          76,782       469,439        168,732
                                                        -----------      ----------     ---------       --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        297,448          65,582       461,242        165,120
                                                        -----------      ----------     ---------       --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   354,069      $   66,061     $ 816,566       $176,466
                                                        ===========      ==========     =========       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      MULTIMANAGER  MULTIMANAGER   MULTIMANAGER
                                                       LARGE CAP      LARGE CAP      LARGE CAP
                                                      CORE EQUITY      GROWTH          VALUE
                                                     ------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $  1,220      $     626      $   84,670
 Expenses:
  Less: Asset-based charges.........................         --             --              --
                                                       --------      ---------      ----------
Net Investment Income (Loss)........................      1,220            626          84,670
                                                       --------      ---------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (9,738)       (11,422)       (735,898)
  Realized gain distribution from The Trusts........         --             --              --
                                                       --------      ---------      ----------
 Net realized gain (loss)...........................     (9,738)       (11,422)       (735,898)
                                                       --------      ---------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     30,153        123,078       1,665,357
                                                       --------      ---------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     20,415        111,656         929,459
                                                       --------      ---------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ 21,635      $ 112,282      $1,014,129
                                                       ========      =========      ==========



                                                      MULTIMANAGER   MULTIMANAGER   MULTIMANAGER   MULTIMANAGER
                                                         MID CAP        MID CAP     MULTI-SECTOR     SMALL CAP
                                                         GROWTH          VALUE          BOND          GROWTH
                                                     -------------- -------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $       --     $  12,289     $    87,881     $       --
 Expenses:
  Less: Asset-based charges.........................           --            --           3,990         32,410
                                                       ----------     ---------     -----------     ----------
Net Investment Income (Loss)........................           --        12,289          83,891        (32,410)
                                                       ----------     ---------     -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (24,494)      (40,718)       (216,879)      (768,612)
  Realized gain distribution from The Trusts........           --            --              --             --
                                                       ----------     ---------     -----------     ----------
 Net realized gain (loss)...........................      (24,494)      (40,718)       (216,879)      (768,612)
                                                       ----------     ---------     -----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       99,589       179,918         300,171      3,734,345
                                                       ----------     ---------     -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       75,095       139,200          83,292      2,965,733
                                                       ----------     ---------     -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   75,095     $ 151,489     $   167,183     $2,933,323
                                                       ==========     =========     ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                                    OPPENHEIMER
                                                      MULTIMANAGER                     GLOBAL
                                                        SMALL CAP    MULTIMANAGER    SECURITIES
                                                          VALUE       TECHNOLOGY      FUND/VA
                                                     -------------- -------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $  1,909      $      --     $    28,251
 Expenses:
  Less: Asset-based charges.........................          --             --           5,146
                                                        --------      ---------     -----------
Net Investment Income (Loss)........................       1,909             --          23,105
                                                        --------      ---------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (8,303)       (10,255)       (203,764)
  Realized gain distribution from The Trusts........          --             --          31,329
                                                        --------      ---------     -----------
 Net realized gain (loss)...........................      (8,303)       (10,255)       (172,435)
                                                        --------      ---------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      51,609        226,671         652,896
                                                        --------      ---------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      43,306        216,416         480,461
                                                        --------      ---------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 45,215      $ 216,416     $   503,566
                                                        ========      =========     ===========



                                                                    THE UNIVERSAL   THE UNIVERSAL
                                                                    INSTITUTIONAL   INSTITUTIONAL
                                                         PIMCO       FUNDS, INC.     FUNDS, INC.     VAN ECK
                                                      GLOBAL BOND      EMERGING         GLOBAL      WORLDWIDE
                                                       (UNHEDGED)    MARKETS DEBT    VALUE EQUITY     BOND
                                                     ------------- --------------- --------------- ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $ 85,125     $   20,689      $    32,282    $ 7,827
 Expenses:
  Less: Asset-based charges.........................      10,318             --            1,395         --
                                                        --------     ----------      -----------    -------
Net Investment Income (Loss)........................      74,807         20,689           30,887      7,827
                                                        --------     ----------      -----------    -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      13,900        (70,884)        (674,189)       334
  Realized gain distribution from The Trusts........     276,984             --               --         --
                                                        --------     ----------      -----------    -------
 Net realized gain (loss)...........................     290,884        (70,884)        (674,189)       334
                                                        --------     ----------      -----------    -------
 Change in unrealized appreciation
  (depreciation) of investments.....................      75,980        131,257          689,573      3,868
                                                        --------     ----------      -----------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     366,864         60,373           15,384      4,202
                                                        --------     ----------      -----------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $441,671     $   81,062      $    46,271    $12,029
                                                        ========     ==========      ===========    =======

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                          VAN ECK
                                                         WORLDWIDE        VAN ECK
                                                          EMERGING       WORLDWIDE
                                                          MARKETS       HARD ASSETS
                                                       -------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $    2,521      $      893
 Expenses:
  Less: Asset-based charges.........................            --              --
                                                        ----------      ----------
Net Investment Income (Loss)........................         2,521             893
                                                        ----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (496,847)       (161,579)
  Realized gain distribution from The Trusts........       101,914           1,772
                                                        ----------      ----------
 Net realized gain (loss)...........................      (394,933)       (159,807)
                                                        ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     1,600,582         291,924
                                                        ----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     1,205,649         132,117
                                                        ----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $1,208,170      $  133,010
                                                        ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    AIM V.I.               AIM V.I. GLOBAL
                                                                               FINANCIAL SERVICES            HEALTH CARE
                                                                           -------------------------- --------------------------
                                                                               2009          2008         2009          2008
                                                                           ------------ ------------- ------------ -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $   4,569    $     5,023   $     186    $    (2,085)
 Net realized gain (loss) on investments..................................    (70,109)       (26,509)    (50,373)       137,626
 Change in unrealized appreciation (depreciation) of investments..........    103,659       (153,423)    180,870       (369,896)
                                                                            ---------    -----------   ---------    -----------
 Net Increase (decrease) in net assets from operations....................     38,119       (174,909)    130,683       (234,355)
                                                                            ---------    -----------   ---------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     42,589         54,627     107,861         86,003
  Transfers between funds including guaranteed interest account, net......     (1,105)       (24,029)      3,354        (43,545)
  Transfers for contract benefits and terminations........................     (7,479)       (13,491)    (54,366)       (64,845)
  Contract maintenance charges............................................    (13,648)       (17,061)    (44,965)       (47,336)
                                                                            ---------    -----------   ---------    -----------
Net increase (decrease) in net assets from contractowners transactions         20,357             46      11,884        (69,723)
                                                                            ---------    -----------   ---------    -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --             --          --             --
                                                                            ---------    -----------   ---------    -----------
Increase (Decrease) in Net Assets.........................................     58,476       (174,863)    142,567       (304,078)
Net Assets -- Beginning of Period.........................................    120,353        295,216     505,743        809,821
                                                                            ---------    -----------   ---------    -----------
Net Assets -- End of Period...............................................  $ 178,829    $   120,353   $ 648,310    $   505,743
                                                                            =========    ===========   =========    ===========
 Units issued during the period...........................................     10,182          8,294      12,016         11,611
 Units redeemed during the period.........................................     (5,802)        (8,084)    (11,762)       (18,422)
                                                                            ---------    -----------   ---------    -----------
 Net units issued (redeemed) during period................................      4,380            210         254         (6,811)
                                                                            =========    ===========   =========    ===========



                                                                                    AIM V.I.
                                                                                   TECHNOLOGY
                                                                           --------------------------
                                                                               2009          2008
                                                                           ------------ -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   (404)   $      (378)
 Net realized gain (loss) on investments..................................     (5,353)       (11,140)
 Change in unrealized appreciation (depreciation) of investments..........     58,899        (69,064)
                                                                             --------    -----------
 Net Increase (decrease) in net assets from operations....................     53,142        (80,582)
                                                                             --------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     41,200         23,223
  Transfers between funds including guaranteed interest account, net......     30,818        (43,227)
  Transfers for contract benefits and terminations........................     (9,121)       (14,180)
  Contract maintenance charges............................................     (9,977)        (9,823)
                                                                             --------    -----------
Net increase (decrease) in net assets from contractowners transactions         52,920        (44,007)
                                                                             --------    -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --             50
                                                                             --------    -----------
Increase (Decrease) in Net Assets.........................................    106,062       (124,539)
Net Assets -- Beginning of Period.........................................     75,034        199,573
                                                                             --------    -----------
Net Assets -- End of Period...............................................   $181,096    $    75,034
                                                                             ========    ===========
 Units issued during the period...........................................      9,905          2,846
 Units redeemed during the period.........................................     (2,855)        (7,671)
                                                                             --------    -----------
 Net units issued (redeemed) during period................................      7,050         (4,825)
                                                                             ========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      ALL ASSET
                                                                                      ALLOCATION
                                                                           --------------------------------
                                                                                 2009            2008
                                                                           --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    857,594    $    1,203,370
 Net realized gain (loss) on investments..................................    (3,130,148)       (2,322,299)
 Change in unrealized appreciation (depreciation) of investments..........    16,537,637       (26,555,946)
                                                                            ------------    --------------
 Net Increase (decrease) in net assets from operations....................    14,265,083       (27,674,875)
                                                                            ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     8,558,408         9,779,584
  Transfers between funds including guaranteed interest account, net......    (3,147,485)       (3,575,530)
  Transfers for contract benefits and terminations........................    (4,490,455)       (5,570,482)
  Contract maintenance charges............................................    (7,050,778)       (7,346,566)
                                                                            ------------    --------------
Net increase (decrease) in net assets from contractowners transactions....    (6,130,310)       (6,712,994)
                                                                            ------------    --------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           100            (1,328)
                                                                            ------------    --------------
Increase (Decrease) in Net Assets.........................................     8,134,873       (34,389,197)
Net Assets -- Beginning of Period.........................................    60,020,588        94,409,785
                                                                            ------------    --------------
Net Assets -- End of Period...............................................  $ 68,155,461    $   60,020,588
                                                                            ============    ==============
 Units issued during the period...........................................       610,533           602,380
 Units redeemed during the period.........................................      (977,352)         (939,250)
                                                                            ------------    --------------
 Net units issued (redeemed) during period................................      (366,819)         (336,870)
                                                                            ============    ==============



                                                                                   AXA AGGRESSIVE           AXA BALANCED
                                                                                     ALLOCATION               STRATEGY
                                                                           ------------------------------- --------------
                                                                                 2009            2008         2009 (g)
                                                                           --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    110,430    $     129,494     $ 1,130
 Net realized gain (loss) on investments..................................     1,114,302          300,135         476
 Change in unrealized appreciation (depreciation) of investments..........     1,405,253       (3,502,794)     (1,403)
                                                                            ------------    -------------    --------
 Net Increase (decrease) in net assets from operations....................     2,629,985       (3,073,165)        203
                                                                            ------------    -------------    --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     5,163,985        5,622,036     189,514
  Transfers between funds including guaranteed interest account, net......       392,700        1,232,561      63,878
  Transfers for contract benefits and terminations........................       (80,095)         (37,464)         --
  Contract maintenance charges............................................    (1,617,310)      (1,235,351)     (5,379)
                                                                            ------------    -------------    --------
Net increase (decrease) in net assets from contractowners transactions....     3,859,280        5,581,782     248,013
                                                                            ------------    -------------    --------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --               --          --
                                                                            ------------    -------------    --------
Increase (Decrease) in Net Assets.........................................     6,489,265        2,508,617     248,216
Net Assets -- Beginning of Period.........................................     6,741,747        4,233,130          --
                                                                            ------------    -------------    --------
Net Assets -- End of Period...............................................  $ 13,231,012    $   6,741,747    $248,216
                                                                            ============    =============    ========
 Units issued during the period...........................................        82,518           79,482       2,440
 Units redeemed during the period.........................................       (19,107)         (17,208)         (1)
                                                                            ------------    -------------    --------
 Net units issued (redeemed) during period................................        63,411           62,274       2,439
                                                                            ============    =============    ========



                                                                                 AXA CONSERVATIVE
                                                                                    ALLOCATION
                                                                           -----------------------------
                                                                                2009           2008
                                                                           -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   40,943     $ 28,501
 Net realized gain (loss) on investments..................................        5,809         (354)
 Change in unrealized appreciation (depreciation) of investments..........       97,801      (64,718)
                                                                             ----------     ---------
 Net Increase (decrease) in net assets from operations....................      144,553      (36,571)
                                                                             ----------     ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      896,474      370,904
  Transfers between funds including guaranteed interest account, net......      421,602      426,552
  Transfers for contract benefits and terminations........................       (1,814)          (5)
  Contract maintenance charges............................................     (215,829)     (60,523)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions....    1,100,433      736,928
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --       10,000
                                                                             ----------     ----------
Increase (Decrease) in Net Assets.........................................    1,244,986      710,357
Net Assets -- Beginning of Period.........................................      845,813      135,456
                                                                             ----------     ----------
Net Assets -- End of Period...............................................   $2,090,799     $845,813
                                                                             ==========     ==========
 Units issued during the period...........................................       41,028       49,344
 Units redeemed during the period.........................................      (15,744)     (19,634)
                                                                             ----------     ----------
 Net units issued (redeemed) during period................................       25,284       29,710
                                                                             ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            AXA CONSERVATIVE   AXA CONSERVATIVE
                                                                            GROWTH STRATEGY        STRATEGY
                                                                           -----------------  ------------------
                                                                                2009 (g)           2009 (g)
                                                                           -----------------  ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................     $   249             $   949
 Net realized gain (loss) on investments..................................          71                 108
 Change in unrealized appreciation (depreciation) of investments..........        (326)             (1,446)
                                                                               -------             -------
 Net Increase (decrease) in net assets from operations....................          (6)               (389)
                                                                               -------             -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      32,080              62,807
  Transfers between funds including guaranteed interest account, net......         436              (3,044)
  Transfers for contract benefits and terminations........................          --                  --
  Contract maintenance charges............................................      (2,561)             (1,819)
                                                                               ---------           -------
Net increase (decrease) in net assets from contractowners transactions....      29,955              57,944
                                                                               ---------           -------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................          --                  --
                                                                               ---------           -------
Increase (Decrease) in Net Assets.........................................      29,949              57,555
Net Assets -- Beginning of Period.........................................          --                  --
                                                                               ---------           -------
Net Assets -- End of Period...............................................     $29,949             $57,555
                                                                               =========           =======
 Units issued during the period...........................................         296                 572
 Units redeemed during the period.........................................          --                  (1)
                                                                               ---------           -------
 Net units issued (redeemed) during period................................         296                 571
                                                                               =========           =======



                                                                                AXA CONSERVATIVE-PLUS
                                                                                     ALLOCATION
                                                                            -----------------------------
                                                                                 2009           2008
                                                                            -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................    $   60,156     $   56,264
 Net realized gain (loss) on investments..................................       147,874         (6,294)
 Change in unrealized appreciation (depreciation) of investments..........       150,401       (321,777)
                                                                              ----------     ----------
 Net Increase (decrease) in net assets from operations....................       358,431       (271,807)
                                                                              ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     1,280,633      1,128,405
  Transfers between funds including guaranteed interest account,
   net....................................................................       793,339        351,811
  Transfers for contract benefits and terminations........................       (23,700)      (108,989)
  Contract maintenance charges............................................      (337,341)      (166,471)
                                                                              ----------     ----------
Net increase (decrease) in net assets from contractowners transactions....     1,712,931      1,204,756
                                                                              ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --             50
                                                                              ----------     ----------
Increase (Decrease) in Net Assets.........................................     2,071,362        932,999
Net Assets -- Beginning of Period.........................................     1,566,432        633,433
                                                                              ----------     ----------
Net Assets -- End of Period...............................................    $3,637,794     $1,566,432
                                                                              ==========     ==========
 Units issued during the period...........................................        63,754         47,761
 Units redeemed during the period.........................................        (7,020)       (27,383)
                                                                              ----------     ----------
 Net units issued (redeemed) during period................................        56,734         20,378
                                                                              ==========     ==========



                                                                            AXA GROWTH           AXA MODERATE
                                                                             STRATEGY             ALLOCATION
                                                                           ------------ -------------------------------
                                                                             2009 (g)         2009            2008
                                                                           ------------ --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $  1,982    $    249,532    $     381,100
 Net realized gain (loss) on investments..................................      1,274       1,094,165          270,289
 Change in unrealized appreciation (depreciation) of investments..........       (629)      1,119,489       (2,800,047)
                                                                             --------    ------------    -------------
 Net Increase (decrease) in net assets from operations....................      2,627       2,463,186       (2,148,658)
                                                                             --------    ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................    268,495       8,893,566        5,696,686
  Transfers between funds including guaranteed interest account, net......     38,435       2,417,881        2,651,502
  Transfers for contract benefits and terminations........................         --         (83,235)        (113,039)
  Contract maintenance charges............................................     (8,169)     (2,323,223)      (1,190,910)
                                                                             --------    ------------    -------------
Net increase (decrease) in net assets from contractowners transactions....    298,761       8,904,989        7,044,239
                                                                             --------    ------------    -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --              --               50
                                                                             --------    ------------    -------------
Increase (Decrease) in Net Assets.........................................    301,388      11,368,175        4,895,631
Net Assets -- Beginning of Period.........................................         --       9,312,335        4,416,704
                                                                             --------    ------------    -------------
Net Assets -- End of Period...............................................   $301,388    $ 20,680,510    $   9,312,335
                                                                             ========    ============    =============
 Units issued during the period...........................................      2,960         235,005          199,091
 Units redeemed during the period.........................................        (17)        (63,084)         (20,688)
                                                                             --------    ------------    -------------
 Net units issued (redeemed) during period................................      2,943         171,921          178,403
                                                                             ========    ============    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              AXA MODERATE          AXA MODERATE-PLUS
                                                                            GROWTH STRATEGY            ALLOCATION
                                                                           ----------------- -------------------------------
                                                                                2009 (g)           2009            2008
                                                                           ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................     $   3,025      $    509,601    $    611,605
 Net realized gain (loss) on investments..................................         2,692         3,082,182       1,039,061
 Change in unrealized appreciation (depreciation) of investments..........        (3,656)        3,591,571      (9,572,149)
                                                                               ---------      ------------    ------------
 Net Increase (decrease) in net assets from operations....................         2,061         7,183,354      (7,921,483)
                                                                               ---------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................       611,042        16,088,143      16,862,155
  Transfers between funds including guaranteed interest account, net......        54,984         2,708,471       4,407,623
  Transfers for contract benefits and terminations........................            --          (166,173)       (146,862)
  Contract maintenance charges............................................       (21,814)       (4,817,249)     (3,251,812)
                                                                               ---------      ------------    ------------
Net increase (decrease) in net assets from contractowners transactions....       644,212        13,813,192      17,871,104
                                                                               ---------      ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --                --            (645)
                                                                               ---------      ------------    ------------
Increase (Decrease) in Net Assets.........................................       646,273        20,996,546       9,948,976
Net Assets -- Beginning of Period.........................................            --        23,097,635      13,148,659
                                                                               ---------      ------------    ------------
Net Assets -- End of Period...............................................     $ 646,273      $ 44,094,181    $ 23,097,635
                                                                               =========      ============    ============
 Units issued during the period...........................................         6,686           285,401         339,824
 Units redeemed during the period.........................................          (351)          (62,262)        (37,549)
                                                                               ---------      ------------    ------------
 Net units issued (redeemed) during period................................         6,335           223,139         302,275
                                                                               =========      ============    ============



                                                                                    DREYFUS STOCK
                                                                                   INDEX FUND, INC.
                                                                           --------------------------------
                                                                                 2009            2008
                                                                           --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    598,227    $      893,379
 Net realized gain (loss) on investments..................................       (78,368)        2,605,269
 Change in unrealized appreciation (depreciation) of investments..........     6,764,052       (24,187,373)
                                                                            ------------    --------------
 Net Increase (decrease) in net assets from operations....................     7,283,911       (20,688,725)
                                                                            ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     2,041,811         2,749,858
  Transfers between funds including guaranteed interest account, net......    (1,849,435)       (8,296,303)
  Transfers for contract benefits and terminations........................    (1,494,814)       (3,334,801)
  Contract maintenance charges............................................    (3,609,919)       (3,522,349)
                                                                            ------------    --------------
Net increase (decrease) in net assets from contractowners transactions....    (4,912,357)      (12,403,595)
                                                                            ------------    --------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --            49,901
                                                                            ------------    --------------
Increase (Decrease) in Net Assets.........................................     2,371,554       (33,042,419)
Net Assets -- Beginning of Period.........................................    31,913,751        64,956,170
                                                                            ------------    --------------
Net Assets -- End of Period...............................................  $ 34,285,305    $   31,913,751
                                                                            ============    ==============
 Units issued during the period...........................................       304,540           389,297
 Units redeemed during the period.........................................      (752,796)       (1,233,177)
                                                                            ------------    --------------
 Net units issued (redeemed) during period................................      (448,256)         (843,880)
                                                                            ============    ==============



                                                                                EQ/ALLIANCEBERNSTEIN
                                                                                    INTERNATIONAL
                                                                           -------------------------------
                                                                                 2009            2008
                                                                           --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $      65,048   $     162,092
 Net realized gain (loss) on investments..................................     (2,177,902)       (368,336)
 Change in unrealized appreciation (depreciation) of investments..........      2,497,430      (3,153,593)
                                                                            -------------   -------------
 Net Increase (decrease) in net assets from operations....................        384,576      (3,359,837)
                                                                            -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        738,673         917,779
  Transfers between funds including guaranteed interest account, net......     (1,295,954)      2,902,518
  Transfers for contract benefits and terminations........................        (85,544)       (587,505)
  Contract maintenance charges............................................       (282,081)       (303,325)
                                                                            -------------   -------------
Net increase (decrease) in net assets from contractowners transactions....       (924,906)      2,929,467
                                                                            -------------   -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................             --              50
                                                                            -------------   -------------
Increase (Decrease) in Net Assets.........................................       (540,330)       (430,320)
Net Assets -- Beginning of Period.........................................      3,516,833       3,947,153
                                                                            -------------   -------------
Net Assets -- End of Period...............................................  $   2,976,503   $   3,516,833
                                                                            =============   =============
 Units issued during the period...........................................         22,724         199,110
 Units redeemed during the period.........................................       (213,344)        (83,678)
                                                                            -------------   -------------
 Net units issued (redeemed) during period................................       (190,620)        115,432
                                                                            =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                               EQ/ALLIANCEBERNSTEIN
                                                                                 SMALL CAP GROWTH
                                                                           ----------------------------
                                                                                2009           2008
                                                                           -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $     (590)   $    (1,817)
 Net realized gain (loss) on investments..................................      (50,590)      (129,976)
 Change in unrealized appreciation (depreciation) of investments..........      388,182       (457,408)
                                                                             ----------    -----------
 Net Increase (decrease) in net assets from operations....................      337,002       (589,201)
                                                                             ----------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      397,700        519,763
  Transfers between funds including guaranteed interest account, net......      (24,221)       215,187
  Transfers for contract benefits and terminations........................      (35,307)      (254,534)
  Contract maintenance charges............................................     (121,427)      (102,874)
                                                                             ----------    -----------
Net increase (decrease) in net assets from contractowners transactions....      216,745        377,542
                                                                             ----------    -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --             --
                                                                             ----------    -----------
Increase (Decrease) in Net Assets.........................................      553,747       (211,659)
Net Assets -- Beginning of Period.........................................      765,773        977,432
                                                                             ----------    -----------
Net Assets -- End of Period...............................................   $1,319,520    $   765,773
                                                                             ==========    ===========
 Units issued during the period...........................................       26,475         35,564
 Units redeemed during the period.........................................      (24,233)       (36,895)
                                                                             ----------    -----------
 Net units issued (redeemed) during period................................        2,242         (1,331)
                                                                             ==========    ===========



                                                                                                          EQ/BLACKROCK
                                                                                   EQ/BLACKROCK           INTERNATIONAL
                                                                                BASIC VALUE EQUITY            VALUE
                                                                           ----------------------------- ---------------
                                                                                2009           2008            2009
                                                                           -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   40,925     $   22,308    $      91,068
 Net realized gain (loss) on investments..................................     (110,598)       (33,050)      (1,383,099)
 Change in unrealized appreciation (depreciation) of investments..........      492,828       (540,207)       2,502,709
                                                                             ----------     ----------    -------------
 Net Increase (decrease) in net assets from operations....................      423,155       (550,949)       1,210,678
                                                                             ----------     ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      615,576        597,717          430,505
  Transfers between funds including guaranteed interest account, net......       67,290        101,532         (563,299)
  Transfers for contract benefits and terminations........................      (47,913)       (43,874)      (1,383,384)
  Contract maintenance charges............................................     (187,552)      (165,277)        (275,554)
                                                                             ----------     ----------    -------------
Net increase (decrease) in net assets from contractowners transactions....      447,401        490,098       (1,791,732)
                                                                             ----------     ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --           (155)              --
                                                                             ----------     ----------    -------------
Increase (Decrease) in Net Assets.........................................      870,556        (61,006)        (581,054)
Net Assets -- Beginning of Period.........................................    1,127,203      1,188,209        5,200,264
                                                                             ----------     ----------    -------------
Net Assets -- End of Period...............................................   $1,997,759     $1,127,203    $   4,619,210
                                                                             ==========     ==========    =============
 Units issued during the period...........................................       17,283         19,389            9,020
 Units redeemed during the period.........................................      (13,956)       (11,886)        (176,373)
                                                                             ----------     ----------    -------------
 Net units issued (redeemed) during period................................        3,327          7,503         (167,353)
                                                                             ==========     ==========    =============



                                                                            EQ/BLACKROCK
                                                                            INTERNATIONAL
                                                                                VALUE
                                                                           ---------------
                                                                                 2008
                                                                           ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     179,075
 Net realized gain (loss) on investments..................................        (36,795)
 Change in unrealized appreciation (depreciation) of investments..........     (4,616,700)
                                                                            -------------
 Net Increase (decrease) in net assets from operations....................     (4,474,420)
                                                                            -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        530,583
  Transfers between funds including guaranteed interest account, net......     (2,068,110)
  Transfers for contract benefits and terminations........................       (774,562)
  Contract maintenance charges............................................       (287,501)
                                                                            -------------
Net increase (decrease) in net assets from contractowners transactions....     (2,599,590)
                                                                            -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           (474)
                                                                            -------------
Increase (Decrease) in Net Assets.........................................     (7,074,484)
Net Assets -- Beginning of Period.........................................     12,274,748
                                                                            -------------
Net Assets -- End of Period...............................................  $   5,200,264
                                                                            =============
 Units issued during the period...........................................         55,619
 Units redeemed during the period.........................................       (242,046)
                                                                            -------------
 Net units issued (redeemed) during period................................       (186,427)
                                                                            =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/BOSTON ADVISORS
                                                                                    EQUITY INCOME
                                                                           --------------------------------
                                                                                 2009            2008
                                                                           --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    360,773    $      498,856
 Net realized gain (loss) on investments..................................    (2,157,541)         (444,564)
 Change in unrealized appreciation (depreciation) of investments..........     3,493,570        (9,717,970)
                                                                            ------------    --------------
 Net Increase (decrease) in net assets from operations....................     1,696,802        (9,663,678)
                                                                            ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     1,244,054         2,063,060
  Transfers between funds including guaranteed interest account, net......      (503,323)       (6,279,233)
  Transfers for contract benefits and terminations........................    (2,504,505)       (4,478,423)
  Contract maintenance charges............................................    (1,095,236)       (1,173,831)
                                                                            ------------    --------------
Net increase (decrease) in net assets from contractowners transactions....    (2,859,010)       (9,868,427)
                                                                            ------------    --------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --            74,873
                                                                            ------------    --------------
Increase (Decrease) in Net Assets.........................................    (1,162,208)      (19,457,232)
Net Assets -- Beginning of Period.........................................    17,101,561        36,558,793
                                                                            ------------    --------------
Net Assets -- End of Period...............................................  $ 15,939,353    $   17,101,561
                                                                            ============    ==============
 Units issued during the period...........................................       147,165           213,122
 Units redeemed during the period.........................................      (382,921)         (831,060)
                                                                            ------------    --------------
 Net units issued (redeemed) during period................................      (235,756)         (617,938)
                                                                            ============    ==============



                                                                                                          EQ/CAPITAL
                                                                                EQ/CALVERT SOCIALLY        GUARDIAN
                                                                                    RESPONSIBLE             GROWTH
                                                                           ----------------------------- ------------
                                                                                2009           2008          2009
                                                                           -------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $    1,423     $    1,183    $   1,703
 Net realized gain (loss) on investments..................................     (107,639)        55,466      (25,282)
 Change in unrealized appreciation (depreciation) of investments..........      433,775       (986,261)     124,354
                                                                             ----------     ----------    ---------
 Net Increase (decrease) in net assets from operations....................      327,559       (929,612)     100,775
                                                                             ----------     ----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      229,985        285,303       74,190
  Transfers between funds including guaranteed interest account, net......      (75,071)       (80,319)     (17,149)
  Transfers for contract benefits and terminations........................      (83,712)      (135,975)      (8,265)
  Contract maintenance charges............................................     (109,092)      (137,298)     (31,234)
                                                                             ----------     ----------    ---------
Net increase (decrease) in net assets from contractowners transactions....      (37,890)       (68,289)      17,542
                                                                             ----------     ----------    ---------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................          (11)             5           --
                                                                             ----------     ----------    ---------
Increase (Decrease) in Net Assets.........................................      289,658       (997,896)     118,317
Net Assets -- Beginning of Period.........................................    1,113,071      2,110,967      303,095
                                                                             ----------     ----------    ---------
Net Assets -- End of Period...............................................   $1,402,729     $1,113,071    $ 421,412
                                                                             ==========     ==========    =========
 Units issued during the period...........................................       42,317         41,777        1,836
 Units redeemed during the period.........................................      (50,372)       (49,701)      (5,264)
                                                                             ----------     ----------    ---------
 Net units issued (redeemed) during period................................       (8,055)        (7,924)      (3,428)
                                                                             ==========     ==========    =========



                                                                             EQ/CAPITAL
                                                                           GUARDIAN GROWTH
                                                                           ---------------
                                                                                 2008
                                                                           ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $       2,292
 Net realized gain (loss) on investments..................................        584,682
 Change in unrealized appreciation (depreciation) of investments..........     (1,457,340)
                                                                            -------------
 Net Increase (decrease) in net assets from operations....................       (870,366)
                                                                            -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        244,082
  Transfers between funds including guaranteed interest account, net......     (6,129,300)
  Transfers for contract benefits and terminations........................       (655,263)
  Contract maintenance charges............................................        (49,102)
                                                                            -------------
Net increase (decrease) in net assets from contractowners transactions....     (6,589,583)
                                                                            -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................             --
                                                                            -------------
Increase (Decrease) in Net Assets.........................................     (7,459,949)
Net Assets -- Beginning of Period.........................................      7,763,044
                                                                            -------------
Net Assets -- End of Period...............................................  $     303,095
                                                                            =============
 Units issued during the period...........................................         25,386
 Units redeemed during the period.........................................       (579,635)
                                                                            -------------
 Net units issued (redeemed) during period................................       (554,249)
                                                                            =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     EQ/CAPITAL
                                                                                 GUARDIAN RESEARCH
                                                                           ------------------------------
                                                                                2009            2008
                                                                           -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   32,805    $      27,826
 Net realized gain (loss) on investments..................................     (212,068)           5,551
 Change in unrealized appreciation (depreciation) of investments..........    1,060,600       (1,906,227)
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      881,337       (1,872,850)
                                                                             ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      437,740          441,975
  Transfers between funds including guaranteed interest account, net......        6,618         (337,009)
  Transfers for contract benefits and terminations........................      (45,644)        (515,811)
  Contract maintenance charges............................................     (267,290)        (253,838)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions....      131,424         (664,683)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --          110,000
                                                                             ----------    -------------
Increase (Decrease) in Net Assets.........................................    1,012,761       (2,427,533)
Net Assets -- Beginning of Period.........................................    2,766,145        5,193,678
                                                                             ----------    -------------
Net Assets -- End of Period...............................................   $3,778,906    $   2,766,145
                                                                             ==========    =============
 Units issued during the period...........................................       82,734           74,419
 Units redeemed during the period.........................................      (70,252)        (145,510)
                                                                             ----------    -------------
 Net units issued (redeemed) during period................................       12,482          (71,091)
                                                                             ==========    =============



                                                                                  EQ/COMMON STOCK         EQ/CORE BOND
                                                                                       INDEX                  INDEX
                                                                           ----------------------------- ---------------
                                                                                2009           2008        2009 (h) (i)
                                                                           -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   36,778     $   29,464    $    903,108
 Net realized gain (loss) on investments..................................      (96,501)       (16,285)       (609,464)
 Change in unrealized appreciation (depreciation) of investments..........      580,026       (727,363)       (284,396)
                                                                             ----------     ----------    ------------
 Net Increase (decrease) in net assets from operations....................      520,303       (714,184)          9,248
                                                                             ----------     ----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................    1,095,508      1,058,123       1,736,691
  Transfers between funds including guaranteed interest account, net......       14,610         (4,853)     30,096,125
  Transfers for contract benefits and terminations........................      (50,736)       (54,990)     (3,297,396)
  Contract maintenance charges............................................     (300,515)      (233,539)     (1,260,624)
                                                                             ----------     ----------    ------------
Net increase (decrease) in net assets from contractowners transactions....      758,867        764,741      27,274,796
                                                                             ----------     ----------    ------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --             --          80,000
                                                                             ----------     ----------    ------------
Increase (Decrease) in Net Assets.........................................    1,279,170         50,557      27,364,044
Net Assets -- Beginning of Period.........................................    1,249,207      1,198,650       9,494,574
                                                                             ----------     ----------    ------------
Net Assets -- End of Period...............................................   $2,528,377     $1,249,207    $ 36,858,618
                                                                             ==========     ==========    ============
 Units issued during the period...........................................       15,011         13,320       2,531,025
 Units redeemed during the period.........................................       (8,859)       (11,935)       (441,291)
                                                                             ----------     ----------    ------------
 Net units issued (redeemed) during period................................        6,152          1,385       2,089,734
                                                                             ==========     ==========    ============



                                                                             EQ/CORE BOND
                                                                                INDEX
                                                                           ----------------
                                                                                 2008
                                                                           ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $      452,937
 Net realized gain (loss) on investments..................................      (2,310,175)
 Change in unrealized appreciation (depreciation) of investments..........         529,756
                                                                            --------------
 Net Increase (decrease) in net assets from operations....................      (1,327,482)
                                                                            --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................       2,212,277
  Transfers between funds including guaranteed interest account, net......     (20,678,504)
  Transfers for contract benefits and terminations........................      (4,198,355)
  Contract maintenance charges............................................        (897,230)
                                                                            --------------
Net increase (decrease) in net assets from contractowners transactions....     (23,561,812)
                                                                            --------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................              50
                                                                            --------------
Increase (Decrease) in Net Assets.........................................     (24,889,244)
Net Assets -- Beginning of Period.........................................      34,383,818
                                                                            --------------
Net Assets -- End of Period...............................................  $    9,494,574
                                                                            ==============
 Units issued during the period...........................................         197,335
 Units redeemed during the period.........................................      (1,917,626)
                                                                            --------------
 Net units issued (redeemed) during period................................      (1,720,291)
                                                                            ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   EQ/EQUITY 500
                                                                                       INDEX
                                                                           -----------------------------
                                                                                2009           2008
                                                                           -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   40,838     $   33,210
 Net realized gain (loss) on investments..................................      (47,219)        (2,966)
 Change in unrealized appreciation (depreciation) of investments..........      505,012       (688,591)
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      498,631       (658,347)
                                                                             ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      802,452      1,057,132
  Transfers between funds including guaranteed interest account, net......          200        333,369
  Transfers for contract benefits and terminations........................       (2,820)        (2,500)
  Contract maintenance charges............................................     (294,953)      (204,188)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions....      504,879      1,183,813
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --             --
                                                                             ----------     ----------
Increase (Decrease) in Net Assets.........................................    1,003,510        525,466
Net Assets -- Beginning of Period.........................................    1,437,240        911,774
                                                                             ----------     ----------
Net Assets -- End of Period...............................................   $2,440,750     $1,437,240
                                                                             ==========     ==========
 Units issued during the period...........................................        8,033         12,688
 Units redeemed during the period.........................................       (1,151)          (820)
                                                                             ----------     ----------
 Net units issued (redeemed) during period................................        6,882         11,868
                                                                             ==========     ==========



                                                                                     EQ/EQUITY            EQ/EVERGREEN
                                                                                    GROWTH PLUS              OMEGA
                                                                           ------------------------------ ------------
                                                                                2009            2008          2009
                                                                           -------------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   42,938    $      61,634   $     280
 Net realized gain (loss) on investments..................................     (327,164)         401,636      (7,241)
 Change in unrealized appreciation (depreciation) of investments..........    2,434,489       (5,876,137)     47,533
                                                                             ----------    -------------   ---------
 Net Increase (decrease) in net assets from operations....................    2,150,263       (5,412,867)     40,572
                                                                             ----------    -------------   ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................    1,630,412        1,975,099     116,908
  Transfers between funds including guaranteed interest account, net......     (575,751)        (235,503)     63,528
  Transfers for contract benefits and terminations........................     (566,495)        (744,092)       (247)
  Contract maintenance charges............................................     (904,532)        (982,270)    (20,023)
                                                                             ----------    -------------   ---------
Net increase (decrease) in net assets from contractowners transactions....     (416,366)          13,234     160,166
                                                                             ----------    -------------   ---------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................       17,745           20,000          --
                                                                             ----------    -------------   ---------
Increase (Decrease) in Net Assets.........................................    1,751,642       (5,379,633)    200,738
Net Assets -- Beginning of Period.........................................    7,989,774       13,369,407      51,399
                                                                             ----------    -------------   ---------
Net Assets -- End of Period...............................................   $9,741,416    $   7,989,774   $ 252,137
                                                                             ==========    =============   =========
 Units issued during the period...........................................      141,490          149,458       1,986
 Units redeemed during the period.........................................     (233,568)        (220,434)       (346)
                                                                             ----------    -------------   ---------
 Net units issued (redeemed) during period................................      (92,078)         (70,976)      1,640
                                                                             ==========    =============   =========



                                                                           EQ/EVERGREEN
                                                                              OMEGA
                                                                           ------------
                                                                               2008
                                                                           ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $      309
 Net realized gain (loss) on investments..................................      (2,196)
 Change in unrealized appreciation (depreciation) of investments..........     (10,889)
                                                                            ----------
 Net Increase (decrease) in net assets from operations....................     (12,776)
                                                                            ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      44,238
  Transfers between funds including guaranteed interest account, net......       3,471
  Transfers for contract benefits and terminations........................        (810)
  Contract maintenance charges............................................      (8,493)
                                                                            ----------
Net increase (decrease) in net assets from contractowners transactions....      38,406
                                                                            ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................          --
                                                                            ----------
Increase (Decrease) in Net Assets.........................................      25,630
Net Assets -- Beginning of Period.........................................      25,769
                                                                            ----------
Net Assets -- End of Period...............................................  $   51,399
                                                                            ==========
 Units issued during the period...........................................         568
 Units redeemed during the period.........................................        (149)
                                                                            ----------
 Net units issued (redeemed) during period................................         419
                                                                            ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                               EQ/GAMCO MERGERS
                                                                               AND ACQUISITIONS
                                                                           -------------------------
                                                                               2009         2008
                                                                           ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $      --    $   1,229
 Net realized gain (loss) on investments..................................     (1,323)       2,845
 Change in unrealized appreciation (depreciation) of investments..........     41,424      (37,272)
                                                                            ---------    ---------
 Net Increase (decrease) in net assets from operations....................     40,101      (33,198)
                                                                            ---------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     92,545      122,630
  Transfers between funds including guaranteed interest account, net......     (2,450)     (21,167)
  Transfers for contract benefits and terminations........................     (1,310)        (148)
  Contract maintenance charges............................................    (32,775)     (25,886)
                                                                            ---------    ---------
Net increase (decrease) in net assets from contractowners transactions....     56,010       75,429
                                                                            ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --         (311)
                                                                            ---------    ---------
Increase (Decrease) in Net Assets.........................................     96,111       41,920
Net Assets -- Beginning of Period.........................................    220,023      178,103
                                                                            ---------    ---------
Net Assets -- End of Period...............................................  $ 316,134    $ 220,023
                                                                            =========    =========
 Units issued during the period...........................................        596          991
 Units redeemed during the period.........................................       (117)        (363)
                                                                            ---------    ---------
 Net units issued (redeemed) during period................................        479          628
                                                                            =========    =========



                                                                                    EQ/GAMCO SMALL           EQ/GLOBAL
                                                                                    COMPANY VALUE            BOND PLUS
                                                                           -------------------------------- ------------
                                                                                 2009            2008           2009
                                                                           --------------- ---------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    (69,423)   $       (1,705)  $   4,923
 Net realized gain (loss) on investments..................................       555,549         4,851,039     (16,003)
 Change in unrealized appreciation (depreciation) of investments..........    18,681,526       (28,684,634)     26,488
                                                                            ------------    --------------   ---------
 Net Increase (decrease) in net assets from operations....................    19,167,652       (23,835,300)     15,408
                                                                            ------------    --------------   ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     6,304,914         7,162,679     310,023
  Transfers between funds including guaranteed interest account, net......    (2,419,712)       (3,500,166)     28,739
  Transfers for contract benefits and terminations........................    (5,625,739)       (6,003,814)     (1,592)
  Contract maintenance charges............................................    (4,505,995)       (4,627,979)    (94,151)
                                                                            ------------    --------------   ---------
Net increase (decrease) in net assets from contractowners transactions....    (6,246,532)       (6,969,280)    243,019
                                                                            ------------    --------------   ---------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           550             1,350          --
                                                                            ------------    --------------   ---------
Increase (Decrease) in Net Assets.........................................    12,921,670       (30,803,230)    258,427
Net Assets -- Beginning of Period.........................................    51,201,648        82,004,878     493,357
                                                                            ------------    --------------   ---------
Net Assets -- End of Period...............................................  $ 64,123,318    $   51,201,648   $ 751,784
                                                                            ============    ==============   =========
 Units issued during the period...........................................       305,197           304,773       2,872
 Units redeemed during the period.........................................      (537,006)         (533,325)       (801)
                                                                            ------------    --------------   ---------
 Net units issued (redeemed) during period................................      (231,809)         (228,552)      2,071
                                                                            ============    ==============   =========



                                                                            EQ/GLOBAL
                                                                            BOND PLUS
                                                                           ------------
                                                                               2008
                                                                           ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $  81,750
 Net realized gain (loss) on investments..................................       (516)
 Change in unrealized appreciation (depreciation) of investments..........    (69,284)
                                                                            ---------
 Net Increase (decrease) in net assets from operations....................     11,950
                                                                            ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................    292,995
  Transfers between funds including guaranteed interest account, net......    147,290
  Transfers for contract benefits and terminations........................       (207)
  Contract maintenance charges............................................    (54,589)
                                                                            ---------
Net increase (decrease) in net assets from contractowners transactions....    385,489
                                                                            ---------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --
                                                                            ---------
Increase (Decrease) in Net Assets.........................................    397,439
Net Assets -- Beginning of Period.........................................     95,918
                                                                            ---------
Net Assets -- End of Period...............................................  $ 493,357
                                                                            =========
 Units issued during the period...........................................      4,449
 Units redeemed during the period.........................................     (1,127)
                                                                            ---------
 Net units issued (redeemed) during period................................      3,322
                                                                            =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     EQ/GLOBAL
                                                                                MULTI-SECTOR EQUITY
                                                                           ------------------------------
                                                                                2009            2008
                                                                           -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   45,340    $       2,736
 Net realized gain (loss) on investments..................................     (152,197)         221,783
 Change in unrealized appreciation (depreciation) of investments..........    1,451,216       (2,558,284)
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................    1,344,359       (2,333,765)
                                                                             ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................    1,368,339        1,620,387
  Transfers between funds including guaranteed interest account, net......       54,991          241,303
  Transfers for contract benefits and terminations........................      (51,543)         (58,036)
  Contract maintenance charges............................................     (437,285)        (376,877)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions....      934,502        1,426,777
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --             (222)
                                                                             ----------    -------------
Increase (Decrease) in Net Assets.........................................    2,278,861         (907,210)
Net Assets -- Beginning of Period.........................................    2,185,545        3,092,755
                                                                             ----------    -------------
Net Assets -- End of Period...............................................   $4,464,406    $   2,185,545
                                                                             ==========    =============
 Units issued during the period...........................................       15,191           16,231
 Units redeemed during the period.........................................       (9,336)          (8,800)
                                                                             ----------    -------------
 Net units issued (redeemed) during period................................        5,855            7,431
                                                                             ==========    =============



                                                                                 EQ/INTERMEDIATE
                                                                                   GOVERNMENT               EQ/INTERNATIONAL
                                                                                   BOND INDEX                  CORE PLUS
                                                                           --------------------------- --------------------------
                                                                              2009 (j)        2008         2009          2008
                                                                           -------------- ------------ ------------ -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   98,870    $   7,000    $  13,731    $     3,902
 Net realized gain (loss) on investments..................................      (17,465)         104      (26,241)        (4,236)
 Change in unrealized appreciation (depreciation) of investments..........     (294,394)        (493)     126,819       (107,251)
                                                                             ----------    ---------    ---------    -----------
 Net Increase (decrease) in net assets from operations....................     (212,989)       6,611      114,309       (107,585)
                                                                             ----------    ---------    ---------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      362,598      141,628      218,789        177,906
  Transfers between funds including guaranteed interest account, net......    8,241,984       41,738       82,654         39,462
  Transfers for contract benefits and terminations........................     (115,208)         (14)        (908)          (184)
  Contract maintenance charges............................................     (243,306)     (20,937)     (51,449)       (26,983)
                                                                             ----------    ---------    ---------    -----------
Net increase (decrease) in net assets from contractowners transactions....    8,246,068      162,415      249,086        190,201
                                                                             ----------    ---------    ---------    -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................       96,419      (17,389)          --             --
                                                                             ----------    ---------    ---------    -----------
Increase (Decrease) in Net Assets.........................................    8,129,498      151,637      363,395         82,616
Net Assets -- Beginning of Period.........................................      238,722       87,085      188,162        105,546
                                                                             ----------    ---------    ---------    -----------
Net Assets -- End of Period...............................................   $8,368,220    $ 238,722    $ 551,557    $   188,162
                                                                             ==========    =========    =========    ===========
 Units issued during the period...........................................      575,544        1,563        2,566          1,490
 Units redeemed during the period.........................................      (31,880)        (243)        (247)          (117)
                                                                             ----------    ---------    ---------    -----------
 Net units issued (redeemed) during period................................      543,664        1,320        2,319          1,373
                                                                             ==========    =========    =========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   EQ/INTERNATIONAL
                                                                                        GROWTH
                                                                           --------------------------------
                                                                                 2009            2008
                                                                           --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     84,466    $       70,946
 Net realized gain (loss) on investments..................................       434,510           632,793
 Change in unrealized appreciation (depreciation) of investments..........     4,092,177       (10,432,639)
                                                                            ------------    --------------
 Net Increase (decrease) in net assets from operations....................     4,611,153        (9,728,900)
                                                                            ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     2,020,207         2,320,245
  Transfers between funds including guaranteed interest account, net......      (834,718)         (825,506)
  Transfers for contract benefits and terminations........................    (1,016,921)       (1,361,568)
  Contract maintenance charges............................................    (1,414,813)       (1,473,851)
                                                                            ------------    --------------
Net increase (decrease) in net assets from contractowners transactions....    (1,246,245)       (1,340,680)
                                                                            ------------    --------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --            10,000
                                                                            ------------    --------------
Increase (Decrease) in Net Assets.........................................     3,364,908       (11,059,580)
Net Assets -- Beginning of Period.........................................    13,651,551        24,711,131
                                                                            ------------    --------------
Net Assets -- End of Period...............................................  $ 17,016,459    $   13,651,551
                                                                            ============    ==============
 Units issued during the period...........................................       176,633           177,516
 Units redeemed during the period.........................................      (295,202)         (281,955)
                                                                            ------------    --------------
 Net units issued (redeemed) during period................................      (118,569)         (104,439)
                                                                            ============    ==============



                                                                                  EQ/JPMORGAN                EQ/LARGE CAP
                                                                              VALUE OPPORTUNITIES             CORE PLUS
                                                                           -------------------------- --------------------------
                                                                                2009         2008         2009          2008
                                                                           ------------- ------------ ------------ -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $  3,117     $   3,094    $    2,018    $   144
 Net realized gain (loss) on investments..................................     (9,558)       (8,537)      (13,940)      (515)
 Change in unrealized appreciation (depreciation) of investments..........     59,319       (46,030)       21,976     (9,590)
                                                                             ---------    ---------    ----------    -------
 Net Increase (decrease) in net assets from operations....................     52,878       (51,473)       10,054     (9,961)
                                                                             ---------    ---------    ----------    -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     84,997        97,402        20,227     25,968
  Transfers between funds including guaranteed interest account, net......     27,227        19,848           656      6,121
  Transfers for contract benefits and terminations........................           (3)       (451)           --        (31)
  Contract maintenance charges............................................    (24,994)      (18,201)       (9,527)    (4,940)
                                                                             ----------   ---------    ----------    -------
Net increase (decrease) in net assets from contractowners transactions....     87,227        98,598        11,356     27,118
                                                                             ----------   ---------    ----------    -------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --            --            --         --
                                                                             ----------   ---------    ----------    -------
Increase (Decrease) in Net Assets.........................................    140,105        47,125        21,410     17,157
Net Assets -- Beginning of Period.........................................    118,208        71,083        31,458     14,301
                                                                             ----------   ---------    ----------    -------
Net Assets -- End of Period...............................................   $258,313     $ 118,208    $   52,868    $31,458
                                                                             ==========   =========    ==========    =======
 Units issued during the period...........................................        790           928           445        316
 Units redeemed during the period.........................................        (86)          (89)         (304)        (8)
                                                                             ----------   ---------    ----------    -------
 Net units issued (redeemed) during period................................        704           839           141        308
                                                                             ==========   =========    ==========    =======

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 EQ/LARGE CAP              EQ/LARGE CAP
                                                                                 GROWTH INDEX               GROWTH PLUS
                                                                           ------------------------- -------------------------
                                                                               2009         2008         2009         2008
                                                                           ------------ ------------ ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $  10,158    $     425    $   4,161    $     311
 Net realized gain (loss) on investments..................................     (3,124)        (998)     (11,615)      (1,882)
 Change in unrealized appreciation (depreciation) of investments..........    134,095      (75,822)      92,761      (88,877)
                                                                            ---------    ---------    ---------    ---------
 Net Increase (decrease) in net assets from operations....................    141,129      (76,395)      85,307      (90,448)
                                                                            ---------    ---------    ---------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................    218,912      212,020      144,771      192,375
  Transfers between funds including guaranteed interest account, net......     50,324       28,358      (12,279)      25,477
  Transfers for contract benefits and terminations........................     (2,086)      (2,536)        (147)      (3,055)
  Contract maintenance charges............................................    (57,565)     (38,264)     (39,044)     (32,823)
                                                                            ---------    ---------    ---------    ---------
Net increase (decrease) in net assets from contractowners transactions....    209,585      199,578       93,301      181,974
                                                                            ---------    ---------    ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................     (8,346)          --           --           --
                                                                            ---------    ---------    ---------    ---------
Increase (Decrease) in Net Assets.........................................    342,368      123,183      178,608       91,526
Net Assets -- Beginning of Period.........................................    225,492      102,309      218,771      127,245
                                                                            ---------    ---------    ---------    ---------
Net Assets -- End of Period...............................................  $ 567,860    $ 225,492    $ 397,379    $ 218,771
                                                                            =========    =========    =========    =========
 Units issued during the period...........................................      3,613        2,940          966        1,501
 Units redeemed during the period.........................................       (232)        (110)        (348)        (361)
                                                                            ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period................................      3,381        2,830          618        1,140
                                                                            =========    =========    =========    =========



                                                                                  EQ/LARGE CAP
                                                                                   VALUE INDEX
                                                                           ---------------------------
                                                                               2009          2008
                                                                           ------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $  15,250     $   1,885
 Net realized gain (loss) on investments..................................     (9,622)       (5,807)
 Change in unrealized appreciation (depreciation) of investments..........     28,022       (69,541)
                                                                            ---------     ---------
 Net Increase (decrease) in net assets from operations....................     33,650       (73,463)
                                                                            ---------     ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     82,679        69,937
  Transfers between funds including guaranteed interest account, net......     18,793        30,261
  Transfers for contract benefits and terminations........................       (230)           (1)
  Contract maintenance charges............................................    (21,962)      (16,496)
                                                                            ---------     -----------
Net increase (decrease) in net assets from contractowners transactions....     79,280        83,701
                                                                            ---------     -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --            --
                                                                            ---------     -----------
Increase (Decrease) in Net Assets.........................................    112,930        10,238
Net Assets -- Beginning of Period.........................................     86,430        76,192
                                                                            ---------     -----------
Net Assets -- End of Period...............................................  $ 199,360     $  86,430
                                                                            =========     ===========
 Units issued during the period...........................................      1,852         1,325
 Units redeemed during the period.........................................       (110)         (174)
                                                                            ---------     -----------
 Net units issued (redeemed) during period................................      1,742         1,151
                                                                            =========     ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    EQ/LARGE CAP
                                                                                     VALUE PLUS
                                                                           -------------------------------
                                                                                 2009            2008
                                                                           --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     143,246   $     274,480
 Net realized gain (loss) on investments..................................     (1,244,912)     (1,051,416)
 Change in unrealized appreciation (depreciation) of investments..........      2,551,028      (4,263,686)
                                                                            -------------   -------------
 Net Increase (decrease) in net assets from operations....................      1,449,362      (5,040,622)
                                                                            -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        870,562       1,210,865
  Transfers between funds including guaranteed interest account, net......        273,880      (1,952,233)
  Transfers for contract benefits and terminations........................     (1,304,701)       (968,100)
  Contract maintenance charges............................................       (457,548)       (455,650)
                                                                            -------------   -------------
Net increase (decrease) in net assets from contractowners transactions....       (617,807)     (2,165,118)
                                                                            -------------   -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         15,000            (667)
                                                                            -------------   -------------
Increase (Decrease) in Net Assets.........................................        846,555      (7,206,407)
Net Assets -- Beginning of Period.........................................      6,102,733      13,309,140
                                                                            -------------   -------------
Net Assets -- End of Period...............................................  $   6,949,288   $   6,102,733
                                                                            =============   =============
 Units issued during the period...........................................         67,994          31,431
 Units redeemed during the period.........................................       (137,756)       (225,640)
                                                                            -------------   -------------
 Net units issued (redeemed) during period................................        (69,762)       (194,209)
                                                                            =============   =============



                                                                                                            EQ/LORD
                                                                                                             ABBETT
                                                                                   EQ/LORD ABBETT          LARGE CAP
                                                                                 GROWTH AND INCOME            CORE
                                                                           ------------------------------ ------------
                                                                                2009            2008          2009
                                                                           -------------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   33,636    $      89,552   $   1,368
 Net realized gain (loss) on investments..................................     (617,052)         (38,585)     (9,472)
 Change in unrealized appreciation (depreciation) of investments..........    1,489,950       (2,923,700)     53,402
                                                                             ----------    -------------   ---------
 Net Increase (decrease) in net assets from operations....................      906,534       (2,872,733)     45,298
                                                                             ----------    -------------   ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      977,615        1,172,499     117,399
  Transfers between funds including guaranteed interest account, net......     (177,449)        (341,123)     43,513
  Transfers for contract benefits and terminations........................     (357,401)        (407,010)       (406)
  Contract maintenance charges............................................     (449,650)        (516,818)    (24,995)
                                                                             ----------    -------------   ---------
Net increase (decrease) in net assets from contractowners transactions....       (6,885)         (92,452)    135,511
                                                                             ----------    -------------   ---------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --             (279)         --
                                                                             ----------    -------------   ---------
Increase (Decrease) in Net Assets.........................................      899,649       (2,965,464)    180,809
Net Assets -- Beginning of Period.........................................    4,951,842        7,917,306      78,656
                                                                             ----------    -------------   ---------
Net Assets -- End of Period...............................................   $5,851,491    $   4,951,842   $ 259,465
                                                                             ==========    =============   =========
 Units issued during the period...........................................      129,466           91,899       1,615
 Units redeemed during the period.........................................     (136,817)        (107,769)       (219)
                                                                             ----------    -------------   ---------
 Net units issued (redeemed) during period................................       (7,351)         (15,870)      1,396
                                                                             ==========    =============   =========



                                                                             EQ/LORD
                                                                              ABBETT
                                                                            LARGE CAP
                                                                               CORE
                                                                           ------------
                                                                               2008
                                                                           ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $      883
 Net realized gain (loss) on investments..................................      (1,896)
 Change in unrealized appreciation (depreciation) of investments..........     (22,312)
                                                                            ----------
 Net Increase (decrease) in net assets from operations....................     (23,325)
                                                                            ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      68,707
  Transfers between funds including guaranteed interest account, net......      12,357
  Transfers for contract benefits and terminations........................        (462)
  Contract maintenance charges............................................     (12,170)
                                                                            ----------
Net increase (decrease) in net assets from contractowners transactions....      68,432
                                                                            ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................          --
                                                                            ----------
Increase (Decrease) in Net Assets.........................................      45,107
Net Assets -- Beginning of Period.........................................      33,549
                                                                            ----------
Net Assets -- End of Period...............................................  $   78,656
                                                                            ==========
 Units issued during the period...........................................         685
 Units redeemed during the period.........................................         (80)
                                                                            ----------
 Net units issued (redeemed) during period................................         605
                                                                            ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     EQ/MID CAP
                                                                                       INDEX
                                                                           ------------------------------
                                                                                2009            2008
                                                                           -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   32,687    $      28,019
 Net realized gain (loss) on investments..................................     (460,884)        (105,545)
 Change in unrealized appreciation (depreciation) of investments..........    1,387,843       (2,075,835)
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      959,646       (2,153,361)
                                                                             ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      882,799        1,085,105
  Transfers between funds including guaranteed interest account, net......      (85,029)         (45,111)
  Transfers for contract benefits and terminations........................     (165,172)        (166,170)
  Contract maintenance charges............................................     (318,283)        (330,910)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions....      314,315          542,914
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --               --
                                                                             ----------    -------------
Increase (Decrease) in Net Assets.........................................    1,273,961       (1,610,447)
Net Assets -- Beginning of Period.........................................    2,399,117        4,009,564
                                                                             ----------    -------------
Net Assets -- End of Period...............................................   $3,673,078    $   2,399,117
                                                                             ==========    =============
 Units issued during the period...........................................       51,082           48,360
 Units redeemed during the period.........................................      (49,379)         (46,503)
                                                                             ----------    -------------
 Net units issued (redeemed) during period................................        1,703            1,857
                                                                             ==========    =============



                                                                                      EQ/MID CAP
                                                                                      VALUE PLUS             EQ/MONEY MARKET
                                                                           --------------------------------- ----------------
                                                                            2009 (a) (b) ( c)       2008           2009
                                                                           ------------------- ------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................    $    128,850      $     6,506   $       17,614
 Net realized gain (loss) on investments..................................        (536,382)        (117,186)           4,666
 Change in unrealized appreciation (depreciation) of investments..........      (2,354,440)         (94,829)           8,534
                                                                              ------------      -----------   --------------
 Net Increase (decrease) in net assets from operations....................      (2,761,972)        (205,509)          30,814
                                                                              ------------      -----------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................         731,037          210,986       10,032,235
  Transfers between funds including guaranteed interest account, net......      14,777,954           52,821       (7,055,213)
  Transfers for contract benefits and terminations........................        (500,137)            (358)     (22,947,763)
  Contract maintenance charges............................................        (329,427)         (51,998)      (3,710,734)
                                                                              ------------      -----------   --------------
Net increase (decrease) in net assets from contractowners transactions....      14,679,427          211,451      (23,681,475)
                                                                              ------------      -----------   --------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           2,001             (298)         (16,415)
                                                                              ------------      -----------   --------------
Increase (Decrease) in Net Assets.........................................      11,919,456            5,644      (23,667,076)
Net Assets -- Beginning of Period.........................................         318,851          313,207       47,430,157
                                                                              ------------      -----------   --------------
Net Assets -- End of Period...............................................    $ 12,238,307      $   318,851   $   23,763,081
                                                                              ============      ===========   ==============
 Units issued during the period...........................................       1,076,302            1,836        1,304,833
 Units redeemed during the period.........................................        (113,563)            (747)      (3,419,080)
                                                                              ------------      -----------   --------------
 Net units issued (redeemed) during period................................         962,739            1,089       (2,114,247)
                                                                              ============      ===========   ==============



                                                                           EQ/MONEY MARKET
                                                                           ----------------
                                                                                 2008
                                                                           ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    1,151,776
 Net realized gain (loss) on investments..................................             646
 Change in unrealized appreciation (depreciation) of investments..........            (793)
                                                                            --------------
 Net Increase (decrease) in net assets from operations....................       1,151,629
                                                                            --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      15,109,545
  Transfers between funds including guaranteed interest account, net......       4,008,656
  Transfers for contract benefits and terminations........................     (21,458,567)
  Contract maintenance charges............................................      (4,016,619)
                                                                            --------------
Net increase (decrease) in net assets from contractowners transactions....      (6,356,985)
                                                                            --------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................        (121,917)
                                                                            --------------
Increase (Decrease) in Net Assets.........................................      (5,327,273)
Net Assets -- Beginning of Period.........................................      52,757,430
                                                                            --------------
Net Assets -- End of Period...............................................  $   47,430,157
                                                                            ==============
 Units issued during the period...........................................       2,466,694
 Units redeemed during the period.........................................      (3,211,540)
                                                                            --------------
 Net units issued (redeemed) during period................................        (744,846)
                                                                            ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     EQ/MONTAG &
                                                                                   CALDWELL GROWTH
                                                                           --------------------------------
                                                                                 2009            2008
                                                                           --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     14,127    $      (95,801)
 Net realized gain (loss) on investments..................................       556,399         2,660,303
 Change in unrealized appreciation (depreciation) of investments..........    11,165,699       (22,489,778)
                                                                            ------------    --------------
 Net Increase (decrease) in net assets from operations....................    11,736,225       (19,925,276)
                                                                            ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     6,392,025         7,468,400
  Transfers between funds including guaranteed interest account, net......       489,350        (2,858,334)
  Transfers for contract benefits and terminations........................    (3,796,308)       (3,788,609)
  Contract maintenance charges............................................    (4,308,795)       (4,535,559)
                                                                            ------------    --------------
Net increase (decrease) in net assets from contractowners transactions....    (1,223,728)       (3,714,102)
                                                                            ------------    --------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --            10,000
                                                                            ------------    --------------
Increase (Decrease) in Net Assets.........................................    10,512,497       (23,629,378)
Net Assets -- Beginning of Period.........................................    39,026,059        62,655,437
                                                                            ------------    --------------
Net Assets -- End of Period...............................................  $ 49,538,556    $   39,026,059
                                                                            ============    ==============
 Units issued during the period...........................................     1,112,773           746,144
 Units redeemed during the period.........................................    (1,171,934)       (1,102,816)
                                                                            ------------    --------------
 Net units issued (redeemed) during period................................       (59,161)         (356,672)
                                                                            ============    ==============



                                                                                  EQ/PIMCO ULTRA           EQ/QUALITY
                                                                                    SHORT BOND              BOND PLUS
                                                                           ----------------------------- ---------------
                                                                            2009 (d) (e)       2008          2009 (k)
                                                                           -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   51,276     $  132,517     $   255,527
 Net realized gain (loss) on investments..................................     (209,890)       352,568         (14,327)
 Change in unrealized appreciation (depreciation) of investments..........      479,129       (774,426)       (207,347)
                                                                             ----------     ----------     -----------
 Net Increase (decrease) in net assets from operations....................      320,515       (289,341)         33,853
                                                                             ----------     ----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      922,698        830,118         408,057
  Transfers between funds including guaranteed interest account, net......    1,201,579        881,818      10,002,653
  Transfers for contract benefits and terminations........................     (879,736)      (260,431)       (168,002)
  Contract maintenance charges............................................     (435,590)      (355,444)       (280,166)
                                                                             ----------     ----------     -----------
Net increase (decrease) in net assets from contractowners transactions....      808,951      1,096,061       9,962,542
                                                                             ----------     ----------     -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --             50             499
                                                                             ----------     ----------     -----------
Increase (Decrease) in Net Assets.........................................    1,129,466        806,770       9,996,894
Net Assets -- Beginning of Period.........................................    4,947,164      4,140,394         404,080
                                                                             ----------     ----------     -----------
Net Assets -- End of Period...............................................   $6,076,630     $4,947,164     $10,400,974
                                                                             ==========     ==========     ===========
 Units issued during the period...........................................      128,365        228,738         524,134
 Units redeemed during the period.........................................     (121,166)      (186,938)        (31,911)
                                                                             ----------     ----------     -----------
 Net units issued (redeemed) during period................................        7,199         41,800         492,223
                                                                             ==========     ==========     ===========



                                                                            EQ/QUALITY
                                                                            BOND PLUS
                                                                           ------------
                                                                               2008
                                                                           ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $  23,196
 Net realized gain (loss) on investments..................................     (3,625)
 Change in unrealized appreciation (depreciation) of investments..........    (48,724)
                                                                            ---------
 Net Increase (decrease) in net assets from operations....................    (29,153)
                                                                            ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................    135,209
  Transfers between funds including guaranteed interest account, net......    213,932
  Transfers for contract benefits and terminations........................       (300)
  Contract maintenance charges............................................    (39,479)
                                                                            ---------
Net increase (decrease) in net assets from contractowners transactions....    309,362
                                                                            ---------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --
                                                                            ---------
Increase (Decrease) in Net Assets.........................................    280,209
Net Assets -- Beginning of Period.........................................    123,871
                                                                            ---------
Net Assets -- End of Period...............................................  $ 404,080
                                                                            =========
 Units issued during the period...........................................      3,205
 Units redeemed during the period.........................................       (364)
                                                                            ---------
 Net units issued (redeemed) during period................................      2,841
                                                                            =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/SMALL COMPANY
                                                                                        INDEX
                                                                           -------------------------------
                                                                                 2009            2008
                                                                           --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $      79,073   $      37,489
 Net realized gain (loss) on investments..................................       (776,360)         73,508
 Change in unrealized appreciation (depreciation) of investments..........      2,515,960      (2,017,378)
                                                                            -------------   -------------
 Net Increase (decrease) in net assets from operations....................      1,818,673      (1,906,381)
                                                                            -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        401,513         659,930
  Transfers between funds including guaranteed interest account, net......      2,089,191        (941,708)
  Transfers for contract benefits and terminations........................     (1,170,155)       (645,602)
  Contract maintenance charges............................................       (283,617)       (222,603)
                                                                            -------------   -------------
Net increase (decrease) in net assets from contractowners transactions....      1,036,932      (1,149,983)
                                                                            -------------   -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................             --             100
                                                                            -------------   -------------
Increase (Decrease) in Net Assets.........................................      2,855,605      (3,056,264)
Net Assets -- Beginning of Period.........................................      3,109,236       6,165,500
                                                                            -------------   -------------
Net Assets -- End of Period...............................................  $   5,964,841   $   3,109,236
                                                                            =============   =============
 Units issued during the period...........................................        420,010          47,723
 Units redeemed during the period.........................................       (182,968)       (256,697)
                                                                            -------------   -------------
 Net units issued (redeemed) during period................................        237,042        (208,974)
                                                                            =============   =============



                                                                                   EQ/T. ROWE PRICE          EQ/UBS GROWTH
                                                                                     GROWTH STOCK             AND INCOME
                                                                           -------------------------------- ---------------
                                                                                 2009            2008             2009
                                                                           --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $   (181,813)   $     (242,552)  $     55,520
 Net realized gain (loss) on investments..................................    (2,479,000)       (3,924,721)      (115,371)
 Change in unrealized appreciation (depreciation) of investments..........    13,957,386       (18,418,352)     3,721,870
                                                                            ------------    --------------   ------------
 Net Increase (decrease) in net assets from operations....................    11,296,573       (22,585,625)     3,662,019
                                                                            ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     4,527,309         5,291,822      2,212,516
  Transfers between funds including guaranteed interest account, net......    (2,260,731)        2,363,477       (564,668)
  Transfers for contract benefits and terminations........................    (3,217,285)       (3,524,823)      (857,970)
  Contract maintenance charges............................................    (3,396,443)       (3,685,497)    (1,437,380)
                                                                            ------------    --------------   ------------
Net increase (decrease) in net assets from contractowners transactions....    (4,347,150)          444,979       (647,502)
                                                                            ------------    --------------   ------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            99                --          3,100
                                                                            ------------    --------------   ------------
Increase (Decrease) in Net Assets.........................................     6,949,522       (22,140,646)     3,017,617
Net Assets -- Beginning of Period.........................................    29,281,323        51,421,969     11,901,309
                                                                            ------------    --------------   ------------
Net Assets -- End of Period...............................................  $ 36,230,845    $   29,281,323   $ 14,918,926
                                                                            ============    ==============   ============
 Units issued during the period...........................................       428,146           839,160        254,533
 Units redeemed during the period.........................................      (827,686)         (798,829)      (339,552)
                                                                            ------------    --------------   ------------
 Net units issued (redeemed) during period................................      (399,540)           40,331        (85,019)
                                                                            ============    ==============   ============



                                                                            EQ/UBS GROWTH
                                                                             AND INCOME
                                                                           ---------------
                                                                                 2008
                                                                           ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    138,318
 Net realized gain (loss) on investments..................................       513,705
 Change in unrealized appreciation (depreciation) of investments..........    (8,853,291)
                                                                            ------------
 Net Increase (decrease) in net assets from operations....................    (8,201,268)
                                                                            ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     2,604,796
  Transfers between funds including guaranteed interest account, net......      (968,800)
  Transfers for contract benefits and terminations........................    (1,317,163)
  Contract maintenance charges............................................    (1,592,523)
                                                                            ------------
Net increase (decrease) in net assets from contractowners transactions....    (1,273,690)
                                                                            ------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           (55)
                                                                            ------------
Increase (Decrease) in Net Assets.........................................    (9,475,013)
Net Assets -- Beginning of Period.........................................    21,376,322
                                                                            ------------
Net Assets -- End of Period...............................................  $ 11,901,309
                                                                            ============
 Units issued during the period...........................................       266,558
 Units redeemed during the period.........................................      (387,497)
                                                                            ------------
 Net units issued (redeemed) during period................................      (120,939)
                                                                            ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 EQ/VAN KAMPEN
                                                                                   COMSTOCK
                                                                           -------------------------
                                                                               2009         2008
                                                                           ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $   2,320    $    2,379
 Net realized gain (loss) on investments..................................     (2,833)         (550)
 Change in unrealized appreciation (depreciation) of investments..........     40,511       (40,794)
                                                                            ---------    ----------
 Net Increase (decrease) in net assets from operations....................     39,998       (38,965)
                                                                            ---------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     73,915        69,778
  Transfers between funds including guaranteed interest account, net......      7,709        22,123
  Transfers for contract benefits and terminations........................       (817)         (584)
  Contract maintenance charges............................................    (22,897)      (18,124)
                                                                            ---------    ----------
Net increase (decrease) in net assets from contractowners transactions....     57,910        73,193
                                                                            ---------    ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --            --
                                                                            ---------    ----------
Increase (Decrease) in Net Assets.........................................     97,908        34,228
Net Assets -- Beginning of Period.........................................     93,789        59,561
                                                                            ---------    ----------
Net Assets -- End of Period...............................................  $ 191,697    $   93,789
                                                                            =========    ==========
 Units issued during the period...........................................        790           798
 Units redeemed during the period.........................................        (51)          (48)
                                                                            ---------    ----------
 Net units issued (redeemed) during period................................        739           750
                                                                            =========    ==========




                                                                                                           FIDELITY VIP
                                                                                    EQ/VAN KAMPEN             ASSET
                                                                                   MID CAP GROWTH            MANAGER
                                                                           ------------------------------- -----------
                                                                                 2009            2008          2009
                                                                           --------------- --------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     (18,232)  $     (22,935)  $  2,107
 Net realized gain (loss) on investments..................................     (1,140,710)       (774,308)    (2,907)
 Change in unrealized appreciation (depreciation) of investments..........      4,325,342      (4,921,147)    23,501
                                                                            -------------   -------------   --------
 Net Increase (decrease) in net assets from operations....................      3,166,400      (5,718,390)    22,701
                                                                            -------------   -------------   --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      1,180,175       1,434,843      2,974
  Transfers between funds including guaranteed interest account, net......       (169,829)       (755,534)    38,633
  Transfers for contract benefits and terminations........................     (1,103,186)       (912,307)    (3,671)
  Contract maintenance charges............................................       (593,908)       (631,806)    (3,954)
                                                                            -------------   -------------   --------
Net increase (decrease) in net assets from contractowners transactions....       (686,748)       (864,804)    33,982
                                                                            -------------   -------------   --------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................             --              50         --
                                                                            -------------   -------------   --------
Increase (Decrease) in Net Assets.........................................      2,479,652      (6,583,144)    56,683
Net Assets -- Beginning of Period.........................................      6,038,858      12,622,002     42,059
                                                                            -------------   -------------   --------
Net Assets -- End of Period...............................................  $   8,518,510   $   6,038,858   $ 98,742
                                                                            =============   =============   ========
 Units issued during the period...........................................        133,431         158,654      4,462
 Units redeemed during the period.........................................       (212,694)       (240,381)      (948)
                                                                            -------------   -------------   --------
 Net units issued (redeemed) during period................................        (79,263)        (81,727)     3,514
                                                                            =============   =============   ========



                                                                           FIDELITY VIP
                                                                           ASSET MANAGER
                                                                           -------------
                                                                                2008
                                                                           -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     1,454
 Net realized gain (loss) on investments..................................      (37,307)
 Change in unrealized appreciation (depreciation) of investments..........      (31,306)
                                                                            -----------
 Net Increase (decrease) in net assets from operations....................      (67,159)
                                                                            -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................       13,765
  Transfers between funds including guaranteed interest account, net......       42,283
  Transfers for contract benefits and terminations........................     (146,851)
  Contract maintenance charges............................................       (5,853)
                                                                            -----------
Net increase (decrease) in net assets from contractowners transactions....      (96,656)
                                                                            -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --
                                                                            -----------
Increase (Decrease) in Net Assets.........................................     (163,815)
Net Assets -- Beginning of Period.........................................      205,874
                                                                            -----------
Net Assets -- End of Period...............................................  $    42,059
                                                                            ===========
 Units issued during the period...........................................        5,191
 Units redeemed during the period.........................................      (15,881)
                                                                            -----------
 Net units issued (redeemed) during period................................      (10,690)
                                                                            ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     FIDELITY VIP
                                                                                    CONTRAFUND(R)
                                                                           --------------------------------
                                                                                 2009            2008
                                                                           --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    210,395    $      249,142
 Net realized gain (loss) on investments..................................    (9,294,098)       (2,080,497)
 Change in unrealized appreciation (depreciation) of investments..........    16,407,866       (18,683,437)
                                                                            ------------    --------------
 Net Increase (decrease) in net assets from operations....................     7,324,163       (20,514,792)
                                                                            ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     2,503,368         3,124,394
  Transfers between funds including guaranteed interest account, net......    (1,892,970)         (521,276)
  Transfers for contract benefits and terminations........................    (7,514,682)       (4,708,679)
  Contract maintenance charges............................................    (1,999,677)       (2,262,965)
                                                                            ------------    --------------
Net increase (decrease) in net assets from contractowners transactions....    (8,903,961)       (4,368,526)
                                                                            ------------    --------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --             5,000
                                                                            ------------    --------------
Increase (Decrease) in Net Assets.........................................    (1,579,798)      (24,878,318)
Net Assets -- Beginning of Period.........................................    26,506,787        51,385,105
                                                                            ------------    --------------
Net Assets -- End of Period...............................................  $ 24,926,989    $   26,506,787
                                                                            ============    ==============
 Units issued during the period...........................................       345,099           525,255
 Units redeemed during the period.........................................    (1,132,126)         (815,043)
                                                                            ------------    --------------
 Net units issued (redeemed) during period................................      (787,027)         (289,788)
                                                                            ============    ==============



                                                                                    FIDELITY VIP           FRANKLIN INCOME
                                                                                  GROWTH AND INCOME          SECURITIES
                                                                           ------------------------------- ---------------
                                                                                2009            2008             2009
                                                                           ------------- ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     3,403    $      7,209     $     512,718
 Net realized gain (loss) on investments..................................     (138,557)       (218,287)         (564,315)
 Change in unrealized appreciation (depreciation) of investments..........      211,134        (446,330)        1,932,978
                                                                            -----------    ------------     -------------
 Net Increase (decrease) in net assets from operations....................       75,980        (657,408)        1,881,381
                                                                            -----------    ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................       41,764          77,585           918,356
  Transfers between funds including guaranteed interest account, net......      (13,181)        (58,986)         (371,055)
  Transfers for contract benefits and terminations........................     (118,273)       (886,325)       (1,265,727)
  Contract maintenance charges............................................      (14,111)        (30,913)         (469,665)
                                                                            -----------    ------------     -------------
Net increase (decrease) in net assets from contractowners transactions         (103,801)       (898,639)       (1,188,091)
                                                                            -----------    ------------     -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --                (3)             --
                                                                            -----------    ---------------  -------------
Increase (Decrease) in Net Assets.........................................      (27,821)     (1,556,050)          693,290
Net Assets -- Beginning of Period.........................................      376,550       1,932,600         6,098,782
                                                                            -----------    --------------   -------------
Net Assets -- End of Period...............................................  $   348,729    $    376,550     $   6,792,072
                                                                            ===========    ==============   =============
 Units issued during the period...........................................        5,422          14,163            97,357
 Units redeemed during the period.........................................      (18,781)       (112,026)         (240,807)
                                                                            -----------    --------------   -------------
 Net units issued (redeemed) during period................................      (13,359)        (97,863)         (143,450)
                                                                            ===========    ==============   =============



                                                                           FRANKLIN INCOME
                                                                             SECURITIES
                                                                           ---------------
                                                                                 2008
                                                                           ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     470,817
 Net realized gain (loss) on investments..................................       (590,131)
 Change in unrealized appreciation (depreciation) of investments..........     (2,786,244)
                                                                            -------------
 Net Increase (decrease) in net assets from operations....................     (2,905,558)
                                                                            -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      2,590,209
  Transfers between funds including guaranteed interest account, net......       (755,750)
  Transfers for contract benefits and terminations........................     (3,135,124)
  Contract maintenance charges............................................       (538,565)
                                                                            -------------
Net increase (decrease) in net assets from contractowners transactions         (1,839,230)
                                                                            -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................       (243,845)
                                                                            -------------
Increase (Decrease) in Net Assets.........................................     (4,988,633)
Net Assets -- Beginning of Period.........................................     11,087,415
                                                                            -------------
Net Assets -- End of Period...............................................  $   6,098,782
                                                                            =============
 Units issued during the period...........................................        332,289
 Units redeemed during the period.........................................       (571,567)
                                                                            -------------
 Net units issued (redeemed) during period................................       (239,278)
                                                                            =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    FRANKLIN
                                                                                RISING DIVIDENDS              FRANKLIN
                                                                                   SECURITIES             ZERO COUPON 2010
                                                                           -------------------------- -------------------------
                                                                               2009          2008         2009         2008
                                                                           ------------ ------------- ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $   4,828    $     7,640   $   4,721     $  4,991
 Net realized gain (loss) on investments..................................    (40,714)         1,469       1,212          262
 Change in unrealized appreciation (depreciation) of investments..........    107,523       (171,332)     (6,248)       2,656
                                                                            ---------    -----------   ---------     --------
 Net Increase (decrease) in net assets from operations....................     71,637       (162,223)       (315)       7,909
                                                                            ---------    -----------   ---------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................    101,857        125,639      18,835       25,502
  Transfers between funds including guaranteed interest account, net......    (23,596)       (40,332)     (3,125)       2,899
  Transfers for contract benefits and terminations........................    (33,244)       (11,608)    (14,920)      (5,429)
  Contract maintenance charges............................................    (42,961)       (53,211)     (9,784)      (9,862)
                                                                            ---------    -----------   ---------     --------
Net increase (decrease) in net assets from contractowners transactions....      2,056         20,488      (8,994)      13,110
                                                                            ---------    -----------   ---------     --------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --             --          --           50
                                                                            ---------    -----------   ---------     --------
Increase (Decrease) in Net Assets.........................................     73,693       (141,735)     (9,309)      21,069
Net Assets -- Beginning of Period.........................................    438,657        580,392     133,688      112,619
                                                                            ---------    -----------   ---------     --------
Net Assets -- End of Period...............................................  $ 512,350    $   438,657   $ 124,379     $133,688
                                                                            =========    ===========   =========     ========
 Units issued during the period...........................................     10,399         10,321       1,619        3,973
 Units redeemed during the period.........................................    (10,447)        (8,720)     (2,334)      (2,924)
                                                                            ---------    -----------   ---------     --------
 Net units issued (redeemed) during period................................        (48)         1,601        (715)       1,049
                                                                            =========    ===========   =========     ========



                                                                                 JANUS ASPEN SERIES
                                                                                      BALANCED
                                                                           ------------------------------
                                                                                2009            2008
                                                                           -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $  205,786    $     187,879
 Net realized gain (loss) on investments..................................      315,304          973,639
 Change in unrealized appreciation (depreciation) of investments..........    1,257,374       (2,601,086)
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................    1,778,464       (1,439,568)
                                                                             ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      874,988          997,482
  Transfers between funds including guaranteed interest account, net......      318,641         (178,474)
  Transfers for contract benefits and terminations........................     (502,132)        (667,676)
  Contract maintenance charges............................................     (798,865)        (752,183)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions....     (107,368)        (600,851)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --               32
                                                                             ----------    -------------
Increase (Decrease) in Net Assets.........................................    1,671,096       (2,040,387)
Net Assets -- Beginning of Period.........................................    7,110,461        9,150,848
                                                                             ----------    -------------
Net Assets -- End of Period...............................................   $8,781,557    $   7,110,461
                                                                             ==========    =============
 Units issued during the period...........................................      150,397          115,502
 Units redeemed during the period.........................................     (158,288)        (160,876)
                                                                             ----------    -------------
 Net units issued (redeemed) during period................................       (7,891)         (45,374)
                                                                             ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 JANUS ASPEN SERIES
                                                                                     ENTERPRISE
                                                                           -------------------------------
                                                                                 2009            2008
                                                                           --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    (34,060)   $      (9,974)
 Net realized gain (loss) on investments..................................       293,389        1,732,827
 Change in unrealized appreciation (depreciation) of investments..........     3,610,237       (9,394,212)
                                                                            ------------    -------------
 Net Increase (decrease) in net assets from operations....................     3,869,566       (7,671,359)
                                                                            ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     1,218,652        1,425,966
  Transfers between funds including guaranteed interest account, net......      (491,929)         366,916
  Transfers for contract benefits and terminations........................      (936,466)      (1,597,368)
  Contract maintenance charges............................................      (913,913)      (1,008,809)
                                                                            ------------    -------------
Net increase (decrease) in net assets from contractowners transactions....    (1,123,656)        (813,295)
                                                                            ------------    -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --              100
                                                                            ------------    -------------
Increase (Decrease) in Net Assets.........................................     2,745,910       (8,484,554)
Net Assets -- Beginning of Period.........................................     9,273,554       17,758,108
                                                                            ------------    -------------
Net Assets -- End of Period...............................................  $ 12,019,464    $   9,273,554
                                                                            ============    =============
 Units issued during the period...........................................       218,324          317,849
 Units redeemed during the period.........................................      (395,921)        (449,333)
                                                                            ------------    -------------
 Net units issued (redeemed) during period................................      (177,597)        (131,484)
                                                                            ============    =============



                                                                                                             JANUS ASPEN
                                                                                  JANUS ASPEN SERIES            SERIES
                                                                                        FORTY               MID CAP VALUE
                                                                           -------------------------------- --------------
                                                                                 2009            2008            2009
                                                                           --------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    (44,526)   $      (64,826)   $    3,966
 Net realized gain (loss) on investments..................................       738,481         1,853,850      (104,900)
 Change in unrealized appreciation (depreciation) of investments..........     5,327,773       (13,683,216)      447,183
                                                                            ------------    --------------    ----------
 Net Increase (decrease) in net assets from operations....................     6,021,728       (11,894,192)      346,249
                                                                            ------------    --------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     1,575,364         1,745,197        72,713
  Transfers between funds including guaranteed interest account, net......      (959,789)          833,059        17,104
  Transfers for contract benefits and terminations........................    (1,748,266)       (3,000,891)     (124,512)
  Contract maintenance charges............................................    (1,123,839)       (1,225,023)     (131,032)
                                                                            ------------    --------------    ----------
Net increase (decrease) in net assets from contractowners transactions....    (2,256,530)       (1,647,658)     (165,727)
                                                                            ------------    --------------    ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --               500            --
                                                                            ------------    --------------    ----------
Increase (Decrease) in Net Assets.........................................     3,765,198       (13,541,350)      180,522
Net Assets -- Beginning of Period.........................................    14,262,658        27,804,008     1,194,895
                                                                            ------------    --------------    ----------
Net Assets -- End of Period...............................................  $ 18,027,856    $   14,262,658    $1,375,417
                                                                            ============    ==============    ==========
 Units issued during the period...........................................       242,290           439,497         7,230
 Units redeemed during the period.........................................      (500,978)         (600,324)      (21,105)
                                                                            ------------    --------------    ----------
 Net units issued (redeemed) during period................................      (258,688)         (160,827)      (13,875)
                                                                            ============    ==============    ==========



                                                                           JANUS ASPEN SERIES
                                                                             MID CAP VALUE
                                                                           -----------------
                                                                                  2008
                                                                           -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $      7,397
 Net realized gain (loss) on investments..................................        132,816
 Change in unrealized appreciation (depreciation) of investments..........       (794,424)
                                                                             ------------
 Net Increase (decrease) in net assets from operations....................       (654,211)
                                                                             ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................         55,078
  Transfers between funds including guaranteed interest account, net......       (193,031)
  Transfers for contract benefits and terminations........................     (1,196,635)
  Contract maintenance charges............................................       (159,215)
                                                                             ------------
Net increase (decrease) in net assets from contractowners transactions....     (1,493,803)
                                                                             ------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................             (2)
                                                                             ------------
Increase (Decrease) in Net Assets.........................................     (2,148,016)
Net Assets -- Beginning of Period.........................................      3,342,911
                                                                             ------------
Net Assets -- End of Period...............................................   $  1,194,895
                                                                             ============
 Units issued during the period...........................................          7,302
 Units redeemed during the period.........................................       (112,659)
                                                                             ------------
 Net units issued (redeemed) during period................................       (105,357)
                                                                             ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 JANUS ASPEN SERIES
                                                                                      OVERSEAS
                                                                           -------------------------------
                                                                                 2009            2008
                                                                           --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $      18,448   $     104,514
 Net realized gain (loss) on investments..................................        130,074       2,608,879
 Change in unrealized appreciation (depreciation) of investments..........      3,683,465      (9,546,844)
                                                                            -------------   -------------
 Net Increase (decrease) in net assets from operations....................      3,831,987      (6,833,451)
                                                                            -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        686,026         987,623
  Transfers between funds including guaranteed interest account, net......       (197,179)       (978,108)
  Transfers for contract benefits and terminations........................     (1,054,300)     (2,232,693)
  Contract maintenance charges............................................       (382,554)       (453,323)
                                                                            -------------   -------------
Net increase (decrease) in net assets from contractowners transactions....       (948,007)     (2,676,501)
                                                                            -------------   -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................             --              39
                                                                            -------------   -------------
Increase (Decrease) in Net Assets.........................................      2,883,980      (9,509,913)
Net Assets -- Beginning of Period.........................................      5,082,308      14,592,221
                                                                            -------------   -------------
Net Assets -- End of Period...............................................  $   7,966,288   $   5,082,308
                                                                            =============   =============
 Units issued during the period...........................................         55,803          84,444
 Units redeemed during the period.........................................       (108,633)       (250,768)
                                                                            -------------   -------------
 Net units issued (redeemed) during period................................        (52,830)       (166,324)
                                                                            =============   =============



                                                                                                               MFS(R)
                                                                                 JANUS ASPEN SERIES          UTILITIES
                                                                                      WORLDWIDE                SERIES
                                                                           ------------------------------- --------------
                                                                                 2009            2008           2009
                                                                           --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $    94,285    $       6,495    $   56,621
 Net realized gain (loss) on investments..................................      (227,926)         569,936      (187,400)
 Change in unrealized appreciation (depreciation) of investments..........     3,185,300       (7,683,992)      484,848
                                                                             -----------    -------------    ----------
 Net Increase (decrease) in net assets from operations....................     3,051,659       (7,107,561)      354,069
                                                                             -----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     1,385,663        1,639,087       239,085
  Transfers between funds including guaranteed interest account, net......      (287,704)        (491,445)      (30,865)
  Transfers for contract benefits and terminations........................      (621,381)        (987,950)     (185,061)
  Contract maintenance charges............................................      (990,146)      (1,039,703)      (91,943)
                                                                             -----------    -------------    ----------
Net increase (decrease) in net assets from contractowners transactions....      (513,568)        (880,011)      (68,784)
                                                                             -----------    -------------    ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            51              (90)           --
                                                                             -----------    -------------    ----------
Increase (Decrease) in Net Assets.........................................     2,538,142       (7,987,662)      285,285
Net Assets -- Beginning of Period.........................................     8,498,616       16,486,278     1,236,079
                                                                             -----------    -------------    ----------
Net Assets -- End of Period...............................................   $11,036,758    $   8,498,616    $1,521,364
                                                                             ===========    =============    ==========
 Units issued during the period...........................................       309,068          317,885        16,052
 Units redeemed during the period.........................................      (395,268)        (429,896)      (20,624)
                                                                             -----------    -------------    ----------
 Net units issued (redeemed) during period................................       (86,200)        (112,011)       (4,572)
                                                                             ===========    =============    ==========



                                                                                MFS(R)
                                                                           UTILITIES SERIES
                                                                           -----------------
                                                                                  2008
                                                                           -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $     25,735
 Net realized gain (loss) on investments..................................        125,476
 Change in unrealized appreciation (depreciation) of investments..........     (1,160,790)
                                                                             ------------
 Net Increase (decrease) in net assets from operations....................     (1,009,579)
                                                                             ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        251,373
  Transfers between funds including guaranteed interest account, net......        241,982
  Transfers for contract benefits and terminations........................       (551,860)
  Contract maintenance charges............................................       (117,627)
                                                                             ------------
Net increase (decrease) in net assets from contractowners transactions           (176,132)
                                                                             ------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................             (3)
                                                                             ------------
Increase (Decrease) in Net Assets.........................................     (1,185,714)
Net Assets -- Beginning of Period.........................................      2,421,793
                                                                             ------------
Net Assets -- End of Period...............................................   $  1,236,079
                                                                             ============
 Units issued during the period...........................................         30,339
 Units redeemed during the period.........................................        (44,084)
                                                                             ------------
 Net units issued (redeemed) during period................................        (13,745)
                                                                             ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 MULTIMANAGER
                                                                               AGGRESSIVE EQUITY
                                                                           -------------------------
                                                                             2009 (f)       2008
                                                                           ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     479    $      342
 Net realized gain (loss) on investments..................................    (11,200)       (7,354)
 Change in unrealized appreciation (depreciation) of investments..........     76,782       (38,664)
                                                                            ---------    ----------
 Net Increase (decrease) in net assets from operations....................     66,061       (45,676)
                                                                            ---------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................    111,683        74,127
  Transfers between funds including guaranteed interest account, net......    342,682        20,277
  Transfers for contract benefits and terminations........................       (169)          (10)
  Contract maintenance charges............................................    (35,295)      (16,138)
                                                                            ---------    ----------
Net increase (decrease) in net assets from contractowners transactions....    418,901        78,256
                                                                            ---------    ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................       (437)           --
                                                                            ---------    ----------
Increase (Decrease) in Net Assets.........................................    484,525        32,580
Net Assets -- Beginning of Period.........................................     75,057        42,477
                                                                            ---------    ----------
Net Assets -- End of Period...............................................  $ 559,582    $   75,057
                                                                            =========    ==========
 Units issued during the period...........................................      6,551         1,263
 Units redeemed during the period.........................................       (407)         (295)
                                                                            ---------    ----------
 Net units issued (redeemed) during period................................      6,144           968
                                                                            =========    ==========



                                                                                                          MULTIMANAGER
                                                                                    MULTIMANAGER          INTERNATIONAL
                                                                                     CORE BOND               EQUITY
                                                                           ------------------------------ -------------
                                                                                 2009           2008           2009
                                                                           --------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     355,324   $   460,255    $    11,346
 Net realized gain (loss) on investments..................................         (8,197)      209,926         (3,612)
 Change in unrealized appreciation (depreciation) of investments..........        469,439      (502,699)       168,732
                                                                            -------------   -----------    -----------
 Net Increase (decrease) in net assets from operations....................        816,566       167,482        176,466
                                                                            -------------   -----------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        350,456       307,906        361,625
  Transfers between funds including guaranteed interest account, net......       (539,673)   10,386,099          8,114
  Transfers for contract benefits and terminations........................     (2,298,624)     (841,305)        (3,307)
  Contract maintenance charges............................................       (388,686)     (258,779)      (100,230)
                                                                            -------------   -----------    -----------
Net increase (decrease) in net assets from contractowners transactions....     (2,876,527)    9,593,921        266,202
                                                                            -------------   -----------    -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................             --            50             --
                                                                            -------------   -----------    -----------
Increase (Decrease) in Net Assets.........................................     (2,059,961)    9,761,453        442,668
Net Assets -- Beginning of Period.........................................      9,961,162       199,709        393,534
                                                                            -------------   -----------    -----------
Net Assets -- End of Period...............................................  $   7,901,201   $ 9,961,162    $   836,202
                                                                            =============   ===========    ===========
 Units issued during the period...........................................          7,008     1,001,432          1,830
 Units redeemed during the period.........................................       (285,513)     (102,268)           (38)
                                                                            -------------   -----------    -----------
 Net units issued (redeemed) during period................................       (278,505)      899,164          1,792
                                                                            =============   ===========    ===========



                                                                           MULTIMANAGER
                                                                           INTERNATIONA
                                                                             AL EQUITY
                                                                           -------------
                                                                                2008
                                                                           -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     8,809
 Net realized gain (loss) on investments..................................        4,857
 Change in unrealized appreciation (depreciation) of investments..........     (238,277)
                                                                            -----------
 Net Increase (decrease) in net assets from operations....................     (224,611)
                                                                            -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      385,305
  Transfers between funds including guaranteed interest account, net......       55,048
  Transfers for contract benefits and terminations........................         (645)
  Contract maintenance charges............................................      (72,574)
                                                                            -----------
Net increase (decrease) in net assets from contractowners transactions....      367,134
                                                                            -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --
                                                                            -----------
Increase (Decrease) in Net Assets.........................................      142,523
Net Assets -- Beginning of Period.........................................      251,011
                                                                            -----------
Net Assets -- End of Period...............................................  $   393,534
                                                                            ===========
 Units issued during the period...........................................        1,951
 Units redeemed during the period.........................................          (78)
                                                                            -----------
 Net units issued (redeemed) during period................................        1,873
                                                                            ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 MULTIMANAGER               MULTIMANAGER
                                                                             LARGE CAP CORE EQUITY        LARGE CAP GROWTH
                                                                           ------------------------- --------------------------
                                                                               2009         2008         2009          2008
                                                                           ------------ ------------ ------------ -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $   1,220    $      417   $     626    $        --
 Net realized gain (loss) on investments..................................     (9,738)       (5,670)    (11,422)        (7,084)
 Change in unrealized appreciation (depreciation) of investments..........     30,153       (22,870)    123,078       (111,041)
                                                                            ---------    ----------   ---------    -----------
 Net Increase (decrease) in net assets from operations....................     21,635       (28,123)    112,282       (118,125)
                                                                            ---------    ----------   ---------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     40,174        45,282     162,755        179,056
  Transfers between funds including guaranteed interest account, net......      2,498            54      27,494         21,925
  Transfers for contract benefits and terminations........................     (2,206)           --      (2,437)          (122)
  Contract maintenance charges............................................    (11,186)       (9,902)    (53,318)       (39,397)
                                                                            ---------    ----------   ---------    -----------
Net increase (decrease) in net assets from contractowners transactions....     29,280        35,434     134,494        161,462
                                                                            ---------    ----------   ---------    -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --            --          --             --
                                                                            ---------    ----------   ---------    -----------
Increase (Decrease) in Net Assets.........................................     50,915         7,311     246,776         43,337
Net Assets -- Beginning of Period.........................................     50,309        42,998     214,652        171,315
                                                                            ---------    ----------   ---------    -----------
Net Assets -- End of Period...............................................  $ 101,224    $   50,309   $ 461,428    $   214,652
                                                                            =========    ==========   =========    ===========
 Units issued during the period...........................................        381           308       1,621          1,593
 Units redeemed during the period.........................................       (131)          (75)       (178)          (177)
                                                                            ---------    ----------   ---------    -----------
 Net units issued (redeemed) during period................................        250           233       1,443          1,416
                                                                            =========    ==========   =========    ===========



                                                                                    MULTIMANAGER
                                                                                   LARGE CAP VALUE
                                                                           -------------------------------
                                                                                 2009            2008
                                                                           --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $      84,670   $     112,277
 Net realized gain (loss) on investments..................................       (735,898)       (247,756)
 Change in unrealized appreciation (depreciation) of investments..........      1,665,357      (2,433,139)
                                                                            -------------   -------------
 Net Increase (decrease) in net assets from operations....................      1,014,129      (2,568,618)
                                                                            -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        296,341         367,971
  Transfers between funds including guaranteed interest account, net......       (490,706)      7,731,522
  Transfers for contract benefits and terminations........................     (1,216,823)       (431,622)
  Contract maintenance charges............................................       (234,080)       (199,746)
                                                                            -------------   -------------
Net increase (decrease) in net assets from contractowners transactions....     (1,645,268)      7,468,125
                                                                            -------------   -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................             --            (158)
                                                                            -------------   -------------
Increase (Decrease) in Net Assets.........................................       (631,139)      4,899,349
Net Assets -- Beginning of Period.........................................      5,219,906         320,557
                                                                            -------------   -------------
Net Assets -- End of Period...............................................  $   4,588,767   $   5,219,906
                                                                            =============   =============
 Units issued during the period...........................................         12,150         901,047
 Units redeemed during the period.........................................       (290,014)        (92,291)
                                                                            -------------   -------------
 Net units issued (redeemed) during period................................       (277,864)        808,756
                                                                            =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 MULTIMANAGER              MULTIMANAGER
                                                                                MID CAP GROWTH             MID CAP VALUE
                                                                           ------------------------- -------------------------
                                                                               2009         2008         2009         2008
                                                                           ------------ ------------ ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $      --    $      --    $  12,289    $   1,649
 Net realized gain (loss) on investments..................................    (24,494)     (11,595)     (40,718)     (10,376)
 Change in unrealized appreciation (depreciation) of investments..........     99,589      (74,724)     179,918      (87,902)
                                                                            ---------    ---------    ---------    ---------
 Net Increase (decrease) in net assets from operations....................     75,095      (86,319)     151,489      (96,629)
                                                                            ---------    ---------    ---------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     96,675      141,967      177,138      231,527
  Transfers between funds including guaranteed interest account, net......     (8,562)       6,374      (59,933)      62,289
  Transfers for contract benefits and terminations........................       (632)        (588)      (1,140)        (685)
  Contract maintenance charges............................................    (34,895)     (27,397)     (49,604)     (34,550)
                                                                            ---------    ---------    ---------    ---------
Net increase (decrease) in net assets from contractowners transactions....     52,586      120,356       66,461      258,581
                                                                            ---------    ---------    ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................         --           --           --           --
                                                                            ---------    ---------    ---------    ---------
Increase (Decrease) in Net Assets.........................................    127,681       34,037      217,950      161,952
Net Assets -- Beginning of Period.........................................    136,341      102,304      281,005      119,053
                                                                            ---------    ---------    ---------    ---------
Net Assets -- End of Period...............................................  $ 264,022    $ 136,341    $ 498,955    $ 281,005
                                                                            =========    =========    =========    =========
 Units issued during the period...........................................        714          855        1,614        2,352
 Units redeemed during the period.........................................       (278)        (168)        (937)        (207)
                                                                            ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period................................        436          687          677        2,145
                                                                            =========    =========    =========    =========



                                                                                   MULTIMANAGER
                                                                                MULTI-SECTOR BOND
                                                                           ----------------------------
                                                                                2009           2008
                                                                           -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   83,891    $  203,195
 Net realized gain (loss) on investments..................................     (216,879)      (68,009)
 Change in unrealized appreciation (depreciation) of investments..........      300,171      (652,391)
                                                                             ----------    ----------
 Net Increase (decrease) in net assets from operations....................      167,183      (517,205)
                                                                             ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      509,644       668,138
  Transfers between funds including guaranteed interest account, net......     (124,033)      (84,500)
  Transfers for contract benefits and terminations........................      (97,562)      (68,351)
  Contract maintenance charges............................................     (208,889)     (206,476)
                                                                             ----------    ----------
Net increase (decrease) in net assets from contractowners transactions....       79,160       308,811
                                                                             ----------    ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --          (305)
                                                                             ----------    ----------
Increase (Decrease) in Net Assets.........................................      246,343      (208,699)
Net Assets -- Beginning of Period.........................................    1,723,493     1,932,192
                                                                             ----------    ----------
Net Assets -- End of Period...............................................   $1,969,836    $1,723,493
                                                                             ==========    ==========
 Units issued during the period...........................................       21,842        23,678
 Units redeemed during the period.........................................      (28,724)      (19,643)
                                                                             ----------    ----------
 Net units issued (redeemed) during period................................       (6,882)        4,035
                                                                             ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    MULTIMANAGER
                                                                                  SMALL CAP GROWTH
                                                                           -------------------------------
                                                                                 2009            2008
                                                                           --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    (32,410)   $     (43,830)
 Net realized gain (loss) on investments..................................      (768,612)        (151,990)
 Change in unrealized appreciation (depreciation) of investments..........     3,734,345       (6,825,859)
                                                                            ------------    -------------
 Net Increase (decrease) in net assets from operations....................     2,933,323       (7,021,679)
                                                                            ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................     1,586,654        2,002,751
  Transfers between funds including guaranteed interest account, net......      (412,472)        (886,349)
  Transfers for contract benefits and terminations........................      (767,155)        (928,460)
  Contract maintenance charges............................................    (1,017,576)      (1,151,602)
                                                                            ------------    -------------
Net increase (decrease) in net assets from contractowners transactions....      (610,549)        (963,660)
                                                                            ------------    -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --             (278)
                                                                            ------------    -------------
Increase (Decrease) in Net Assets.........................................     2,322,774       (7,985,617)
Net Assets -- Beginning of Period.........................................     9,069,765       17,055,382
                                                                            ------------    -------------
Net Assets -- End of Period...............................................  $ 11,392,539    $   9,069,765
                                                                            ============    =============
 Units issued during the period...........................................       158,411          175,625
 Units redeemed during the period.........................................      (228,251)        (278,064)
                                                                            ------------    -------------
 Net units issued (redeemed) during period................................       (69,840)        (102,439)
                                                                            ============    =============



                                                                                 MULTIMANAGER               MULTIMANAGER
                                                                                SMALL CAP VALUE              TECHNOLOGY
                                                                           ------------------------- --------------------------
                                                                               2009         2008         2009          2008
                                                                           ------------ ------------ ------------ -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $   1,909    $     407    $      --    $        --
 Net realized gain (loss) on investments..................................     (8,303)      (1,716)     (10,255)            59
 Change in unrealized appreciation (depreciation) of investments..........     51,609      (55,598)     226,671       (171,240)
                                                                            ---------    ---------    ---------    -----------
 Net Increase (decrease) in net assets from operations....................     45,215      (56,907)     216,416       (171,181)
                                                                            ---------    ---------    ---------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................    157,771       82,985      249,958        262,392
  Transfers between funds including guaranteed interest account, net......      1,077        9,920       28,137         69,686
  Transfers for contract benefits and terminations........................     (1,172)        (225)        (360)          (328)
  Contract maintenance charges............................................    (25,839)     (21,509)     (80,653)       (54,318)
                                                                            ---------    ---------    ---------    -----------
Net increase (decrease) in net assets from contractowners transactions....    131,837       71,171      197,082        277,432
                                                                            ---------    ---------    ---------    -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................        115           --           --             --
                                                                            ---------    ---------    ---------    -----------
Increase (Decrease) in Net Assets.........................................    177,167       14,264      413,498        106,251
Net Assets -- Beginning of Period.........................................    115,865      101,601      278,110        171,859
                                                                            ---------    ---------    ---------    -----------
Net Assets -- End of Period...............................................  $ 293,032    $ 115,865    $ 691,608    $   278,110
                                                                            =========    =========    =========    ===========
 Units issued during the period...........................................        974          443        1,554          1,773
 Units redeemed during the period.........................................        (73)         (34)        (180)          (147)
                                                                            ---------    ---------    ---------    -----------
 Net units issued (redeemed) during period................................        901          409        1,374          1,626
                                                                            =========    =========    =========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    OPPENHEIMER
                                                                             GLOBAL SECURITIES FUND/VA
                                                                           -----------------------------
                                                                                2009           2008
                                                                           -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   23,105     $   15,933
 Net realized gain (loss) on investments..................................     (172,435)        75,132
 Change in unrealized appreciation (depreciation) of investments..........      652,896       (953,106)
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      503,566       (862,041)
                                                                             ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      321,169        417,446
  Transfers between funds including guaranteed interest account, net......      (76,088)       (75,781)
  Transfers for contract benefits and terminations........................     (132,759)      (117,160)
  Contract maintenance charges............................................     (127,214)      (159,966)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions....      (14,892)        64,539
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --             --
                                                                             ----------     ----------
Increase (Decrease) in Net Assets.........................................      488,674       (797,502)
Net Assets -- Beginning of Period.........................................    1,287,229      2,084,731
                                                                             ----------     ----------
Net Assets -- End of Period...............................................   $1,775,903     $1,287,229
                                                                             ==========     ==========
 Units issued during the period...........................................       25,385         29,155
 Units redeemed during the period.........................................      (26,052)       (25,368)
                                                                             ----------     ----------
 Net units issued (redeemed) during period................................         (667)         3,787
                                                                             ==========     ==========



                                                                                                         THE UNIVERSAL
                                                                                                         INSTITUTIONAL
                                                                                                          FUNDS, INC.
                                                                                       PIMCO               EMERGING
                                                                              GLOBAL BOND (UNHEDGED)     MARKETS DEBT
                                                                           ----------------------------- -------------
                                                                                2009           2008           2009
                                                                           -------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................   $   74,807     $   92,006    $    20,689
 Net realized gain (loss) on investments..................................      290,884        (22,099)       (70,884)
 Change in unrealized appreciation (depreciation) of investments..........       75,980       (132,550)       131,257
                                                                             ----------     ----------    -----------
 Net Increase (decrease) in net assets from operations....................      441,671        (62,643)        81,062
                                                                             ----------     ----------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................      400,132        472,361         95,733
  Transfers between funds including guaranteed interest account, net......     (196,869)       181,953        (45,177)
  Transfers for contract benefits and terminations........................     (170,229)      (183,870)      (219,241)
  Contract maintenance charges............................................     (250,322)      (245,039)       (10,658)
                                                                             ----------     ----------    -----------
Net increase (decrease) in net assets from contractowners transactions....     (217,288)       225,405       (179,343)
                                                                             ----------     ----------    -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --         (2,176)            --
                                                                             ----------     ----------    -----------
Increase (Decrease) in Net Assets.........................................      224,383        160,586        (98,281)
Net Assets -- Beginning of Period.........................................    2,963,680      2,803,094        380,918
                                                                             ----------     ----------    -----------
Net Assets -- End of Period...............................................   $3,188,063     $2,963,680    $   282,637
                                                                             ==========     ==========    ===========
 Units issued during the period...........................................       34,616         60,760          8,145
 Units redeemed during the period.........................................      (49,079)       (47,888)       (18,166)
                                                                             ----------     ----------    -----------
 Net units issued (redeemed) during period................................      (14,463)        12,872        (10,021)
                                                                             ==========     ==========    ===========



                                                                           THE UNIVERSAL
                                                                            INSTITUTIONAL
                                                                            FUNDS, INC.
                                                                             EMERGING
                                                                            MARKETS DEBT
                                                                           -------------
                                                                                2008
                                                                           -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    33,437
 Net realized gain (loss) on investments..................................       10,565
 Change in unrealized appreciation (depreciation) of investments..........     (111,366)
                                                                            -----------
 Net Increase (decrease) in net assets from operations....................      (67,364)
                                                                            -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................       34,141
  Transfers between funds including guaranteed interest account, net......      (46,207)
  Transfers for contract benefits and terminations........................      (19,504)
  Contract maintenance charges............................................      (11,582)
                                                                            -----------
Net increase (decrease) in net assets from contractowners transactions....      (43,152)
                                                                            -----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --
                                                                            -----------
Increase (Decrease) in Net Assets.........................................     (110,516)
Net Assets -- Beginning of Period.........................................      491,434
                                                                            -----------
Net Assets -- End of Period...............................................  $   380,918
                                                                            ===========
 Units issued during the period...........................................        4,424
 Units redeemed during the period.........................................       (6,682)
                                                                            -----------
 Net units issued (redeemed) during period................................       (2,258)
                                                                            ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                           THE UNIVERSAL INSTITUTIONAL
                                                                                   FUNDS, INC.
                                                                               GLOBAL VALUE EQUITY
                                                                           ----------------------------
                                                                                2009          2008
                                                                           ------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $    30,887    $   38,766
 Net realized gain (loss) on investments..................................     (674,189)      103,553
 Change in unrealized appreciation (depreciation) of investments..........      689,573      (861,709)
                                                                            -----------    ----------
 Net Increase (decrease) in net assets from operations....................       46,271      (719,390)
                                                                            -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................       87,223       110,410
  Transfers between funds including guaranteed interest account, net......     (175,737)      119,045
  Transfers for contract benefits and terminations........................     (564,993)     (170,381)
  Contract maintenance charges............................................      (48,937)      (66,817)
                                                                            -----------    ----------
Net increase (decrease) in net assets from contractowners transactions....     (702,444)       (7,743)
                                                                            -----------    ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --            --
                                                                            -----------    ----------
Increase (Decrease) in Net Assets.........................................     (656,173)     (727,133)
Net Assets -- Beginning of Period.........................................    1,169,310     1,896,443
                                                                            -----------    ----------
Net Assets -- End of Period...............................................  $   513,137    $1,169,310
                                                                            ===========    ==========
 Units issued during the period...........................................       14,386        49,452
 Units redeemed during the period.........................................      (90,736)      (45,900)
                                                                            -----------    ----------
 Net units issued (redeemed) during period................................      (76,350)        3,552
                                                                            ===========    ==========



                                                                                                         VAN ECK
                                                                                                        WORLDWIDE
                                                                               VAN ECK WORLDWIDE         EMERGING
                                                                                      BOND               MARKETS
                                                                           -------------------------- --------------
                                                                                2009         2008          2009
                                                                           ------------- ------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $     7,827   $   5,235     $    2,521
 Net realized gain (loss) on investments..................................          334       4,644       (394,933)
 Change in unrealized appreciation (depreciation) of investments..........        3,868      (9,553)     1,600,582
                                                                            -----------   ---------     ----------
 Net Increase (decrease) in net assets from operations....................       12,029         326      1,208,170
                                                                            -----------   ---------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        6,280      25,199         71,378
  Transfers between funds including guaranteed interest account, net......      (87,722)    133,813        296,709
  Transfers for contract benefits and terminations........................      (32,217)    (62,891)      (697,933)
  Contract maintenance charges............................................       (5,200)     (4,683)       (56,511)
                                                                            -----------   ---------     ----------
Net increase (decrease) in net assets from contractowners transactions....     (118,859)     91,438       (386,357)
                                                                            -----------   ---------     ----------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................           --          --             --
                                                                            -----------   ---------     ----------
Increase (Decrease) in Net Assets.........................................     (106,830)     91,764        821,813
Net Assets -- Beginning of Period.........................................      222,011     130,247      1,069,496
                                                                            -----------   ---------     ----------
Net Assets -- End of Period...............................................  $   115,181   $ 222,011     $1,891,309
                                                                            ===========   =========     ==========
 Units issued during the period...........................................          516      13,667         30,376
 Units redeemed during the period.........................................       (6,730)     (8,893)       (50,816)
                                                                            -----------   ---------     ----------
 Net units issued (redeemed) during period................................       (6,214)      4,774        (20,440)
                                                                            ===========   =========     ==========



                                                                               VAN ECK
                                                                              WORLDWIDE
                                                                           EMERGING MARKETS
                                                                           ----------------
                                                                                 2008
                                                                           ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................  $          --
 Net realized gain (loss) on investments..................................       (887,622)
 Change in unrealized appreciation (depreciation) of investments..........     (2,697,062)
                                                                            -------------
 Net Increase (decrease) in net assets from operations....................     (3,584,684)
                                                                            -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................        106,753
  Transfers between funds including guaranteed interest account, net......       (217,816)
  Transfers for contract benefits and terminations........................       (981,957)
  Contract maintenance charges............................................        (74,276)
                                                                            -------------
Net increase (decrease) in net assets from contractowners transactions....     (1,167,296)
                                                                            -------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................             --
                                                                            -------------
Increase (Decrease) in Net Assets.........................................     (4,751,980)
Net Assets -- Beginning of Period.........................................      5,821,476
                                                                            -------------
Net Assets -- End of Period...............................................  $   1,069,496
                                                                            =============
 Units issued during the period...........................................         31,386
 Units redeemed during the period.........................................       (141,376)
                                                                            -------------
 Net units issued (redeemed) during period................................       (109,990)
                                                                            =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    VAN ECK WORLDWIDE
                                                                                       HARD ASSETS
                                                                             -------------------------------
                                                                                  2009             2008
                                                                             -------------   ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).............................................    $      893       $   3,206
 Net realized gain (loss) on investments..................................      (159,807)         (3,037)
 Change in unrealized appreciation (depreciation) of investments..........       291,924        (483,238)
                                                                              ----------       ------------
 Net Increase (decrease) in net assets from operations....................       133,010        (483,069)
                                                                              ----------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...................................       123,612          80,371
  Transfers between funds including guaranteed interest account, net......        61,630        (171,378)
  Transfers for contract benefits and terminations........................      (120,093)       (345,094)
  Contract maintenance charges............................................       (12,893)        (23,156)
                                                                              ----------       ------------
Net increase (decrease) in net assets from contractowners transactions....        52,256        (459,257)
                                                                              ----------       ------------
Net increase (decrease) in amount retained by MONY America in
 Variable Account L.......................................................            --              (5)
                                                                              ----------       ------------
Increase (Decrease) in Net Assets.........................................       185,266        (942,331)
Net Assets -- Beginning of Period.........................................       295,841       1,238,172
                                                                              ----------       ------------
Net Assets -- End of Period...............................................    $  481,107       $ 295,841
                                                                              ==========       ============
 Units issued during the period...........................................         7,758          12,043
 Units redeemed during the period.........................................        (7,387)        (26,447)
                                                                              ----------       ------------
 Net units issued (redeemed) during period................................           371         (14,404)
                                                                              ==========       ============

-----------------
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009. (See Note 6)

(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)

(c) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)

(d) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009. (See Note 6)

(e) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)

(f) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009. (See Note 6)

(g)  Units were made available for sale on September 18, 2009.

(h) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)

(i) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)

(j) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)

(k) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

December 31, 2009


1.  Organization and Business

    MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

    The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, MONY Variable Universal Life and Incentive LifeSM Legacy), and Survivorship Variable Universal Life (collectively the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly- owned subsidiary of MONY.

    There are eighty-six MONY America Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products
    (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., or Van Eck Worldwide Insurance Trust, collectively (the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies.

    Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be charged with liabilities arising out of other business MONY America may conduct.

    The Variable Account consists of the following separate variable investment options:

    AIM Variable Insurance Funds
    ----------------------------
    o AIM V.I. Financial Services
    o AIM V.I. Global Health Care
     o AIM V.I. Technology

    AXA Premier VIP Trust*
    ----------------------
    o AXA Aggressive Allocation
    o AXA Balanced Strategy
    o AXA Conservative Allocation
    o AXA Conservative Growth Strategy
    o AXA Conservative-Plus Allocation
    o AXA Conservative Strategy
    o AXA Growth Strategy
    o AXA Moderate Allocation
    o AXA Moderate Growth Strategy
    o AXA Moderate-Plus Allocation
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Multi-Sector Bond(1)
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology

    Dreyfus Stock Index Fund, Inc.
    ------------------------------
    o Dreyfus Stock Index Fund, Inc.

    EQ Advisors Trust*
    ------------------
    o All Asset Allocation
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Common Stock Index(2)
    o EQ/Core Bond Index(3)
    o EQ/Equity 500 Index
    o EQ/Equity Growth PLUS(4)
    o EQ/Evergreen Omega
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/Global Bond PLUS(5)
    o EQ/Global Multi-Sector Equity(6)
    o EQ/Intermediate Government Bond Index(7)
    o EQ/International Core PLUS
    o EQ/International Growth
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS

    ----------------------
    * An affiliate of AXA Equitable Insurance Company provides advisory services to one or more portfolios of this Trust.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


1.  Organization and Business (Continued)

     o EQ/Large Cap Growth Index
     o EQ/Large Cap Growth PLUS
     o EQ/Large Cap Value Index
     o EQ/Large Cap Value PLUS
     o EQ/Lord Abbett Growth and Income
     o EQ/Lord Abbett Large Cap Core
     o EQ/Mid Cap Index
     o EQ/Mid Cap Value PLUS
     o EQ/Money Market
     o EQ/Montag & Caldwell Growth
     o EQ/PIMCO Ultra Short Bond(8)
     o EQ/Quality Bond PLUS
     o EQ/Small Company Index
     o EQ/T. Rowe Price Growth Stock
     o EQ/UBS Growth and Income
     o EQ/Van Kampen Comstock
     o EQ/Van Kampen Mid Cap Growth

    Fidelity Variable Insurance Products
    ------------------------------------
     o Fidelity VIP Asset Manager
     o Fidelity VIP Contrafund(R)
     o Fidelity VIP Growth and Income

    Franklin Templeton Variable Insurance Products Trust
    ----------------------------------------------------
     o Franklin Income Securities
     o Franklin Rising Dividends Securities
     o Franklin Zero Coupon 2010

    Janus Aspen Series
    ------------------
     o Janus Aspen Series Balanced
     o Janus Aspen Series Enterprise(9)
     o Janus Aspen Series Forty
     o Janus Aspen Series Mid Cap Value
     o Janus Aspen Series Overseas(10)
     o Janus Aspen Series Worldwide(11)

    MFS(R) Variable Insurance Trust
    -------------------------------
    o MFS(R) Utilities Series

    Oppenheimer Variable Account Funds
    ----------------------------------
    o Oppenheimer Global Securities Fund/VA

    PIMCO Variable Insurance Trust
    ------------------------------
    o PIMCO Global Bond (Unhedged)

    The Universal Institutional Funds, Inc.
    ---------------------------------------
    o The Universal Institutional Funds, Inc. Emerging Markets Debt
    o The Universal Institutional Funds, Inc. Global Value Equity

    Van Eck Worldwide Insurance Trust
    ---------------------------------
    o Van Eck Worldwide Bond
    o Van Eck Worldwide Emerging Markets
    o Van Eck Worldwide Hard Assets

    ----------
     (1) Formerly known as Multimanager High Yield
     (2) Formerly known as EQ/AllianceBernstein Common Stock
     (3) Formerly known as EQ/JPMorgan Core Bond
     (4) Fund was renamed twice this year. EQ/Marsico Focus was former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/18/09 the second change resulted in the current name.
     (5) Formerly known as EQ/Evergreen International Bond
     (6) Formerly known as EQ/Van Kampen Emerging Markets Equity
     (7) Formerly known as EQ/AllianceBernstein Intermediate Government
         Securities
     (8) Formerly known as EQ/PIMCO Real Return
     (9) Formerly known as Janus Aspen Series Mid Cap Growth
    (10) Formerly known as Janus Aspen Series International Growth
    (11) Formerly known as Janus Aspen Series Worldwide Growth

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


1.  Organization and Business (Concluded)

    The amount retained by MONY America in the Variable Account arises principally from (1) contributions from MONY America, (2) mortality and expense charges and administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account.

    Each of the variable investment options of the Variable Account bears indirectly exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Funds, which are distributed by MONY America to the Contractowners.

    In the normal course of business, the variable investment options of the Account enter into contracts that may include agreements to indemnify another party under given circumstances. The variable investment options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the variable investment options of the Account.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Effective April 1, 2009, as further described in Note 3 of the financial statements, the Variable Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation of the revised guidance did not have an impact on the net assets of the Account.

    Investments:

    The investment in shares of each of the respective Funds is stated at value, which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the EQ/Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

    Due to and Due From:

    Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by Contractowners.

    Investment Transactions and Investment Income:

    Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

    Contract Payments and Transfers:

    Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

    Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


2.  Significant Accounting Policies (Concluded)

    option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

    Taxes:

    The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3.  Fair Value Disclosures:

    Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 -- Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

    Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment and receivable assets of each variable investment option of the Variable Account are classified as Level 1. As described in Note 1 to the financial statements, the Variable Account invests in open-ended mutual funds, available to Contractowners of variable insurance policies. The variable investment options may, without restriction, transact at the daily Net Asset Value(s) (NAV) of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As of December 31, 2009, the Variable Account did not hold any investments with significant unobservable inputs (Level 3).


4.  Related Party Transactions

    Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

    The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each subaccount ("fund value") to compensate MONY America. MONY America may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Variable Account.

    Investment Manager and Advisors:

    The Variable Account assets of each variable investment option are invested in shares of the corresponding mutual fund portfolios of the EQAT and VIP Trusts. Shares are offered by the trust at net asset value. Shares which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


4.  Related Party Transactions (Concluded)

    B shares") is subject to distribution fees imposed under a distribution plan (here in, the "Rule 12b-1") adopted by EQAT and VIP Trusts. Rule 12b-1 provides that the EQAT and VIP Trusts, on behalf of each variable portfolio may charge a maximum annual distribution and/or service 12b-1 fee of 0.50% of the average daily net assets of the portfolio attributable to its Class B shares in respect to the activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expense or expense ratios of the investment options.

    AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.07% to a high of 1.19% of the average daily net assets of the portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio. In Addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Common Stock Index, EQ/Large Cap Value PLUS, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

    Contract Distribution and Principal Underwriter:

    AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Life Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

    The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.


5.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:


                                            Cost of Shares      Proceeds from
                                               Acquired        Shares Redeemed
                                           ----------------   ----------------
AIM V.I. Financial Services.............      $    52,049        $    27,122
AIM V.I. Global Health Care.............          139,607            127,537
AIM V.I. Technology.....................           73,617             21,103
All Asset Allocation....................       11,214,054         15,386,132
AXA Aggressive Allocation...............        5,764,384            435,955
AXA Balanced Strategy...................          249,705                 86
AXA Conservative Allocation.............        1,717,790            514,656
AXA Conservative Growth Strategy........           30,351                 76
AXA Conservative Strategy...............           59,093                 93
AXA Conservative-Plus Allocation........        2,167,578            199,482
AXA Growth Strategy.....................          303,674              1,687

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


5.  Purchases and Sales of Investments (Continued)


                                                 Cost of Shares     Proceeds from
                                                    Acquired       Shares Redeemed
                                                ---------------   ----------------
AXA Moderate Allocation......................     $11,349,037        $   920,133
AXA Moderate Growth Strategy.................         684,543             35,513
AXA Moderate-Plus Allocation.................      18,751,813            915,414
Dreyfus Stock Index Fund, Inc................       5,058,033          7,339,102
EQ/AllianceBernstein International...........         776,452          1,636,310
EQ/AllianceBernstein Small Cap Growth........         459,033            242,880
EQ/BlackRock Basic Value Equity..............         672,063            183,736
EQ/BlackRock International Value.............         480,585          2,181,249
EQ/Boston Advisors Equity Income.............       2,044,304          4,542,542
EQ/Calvert Socially Responsible..............         246,968            283,433
EQ/Capital Guardian Growth...................          69,691             50,444
EQ/Capital Guardian Research.................         694,357            530,126
EQ/Common Stock Index........................         944,171            148,526
EQ/Core Bond Index...........................      34,064,139          5,805,970
EQ/Equity 500 Index..........................         640,947             89,895
EQ/Equity Growth PLUS........................       1,659,373          2,032,802
EQ/Evergreen Omega...........................         189,581             29,134
EQ/GAMCO Mergers and Acquisitions............          70,248             12,903
EQ/GAMCO Small Company Value.................       8,292,158         14,606,212
EQ/Global Bond PLUS..........................         341,832             91,625
EQ/Global Multi-Sector Equity................       1,270,594            290,752
EQ/Intermediate Government Bond Index........       9,003,291            563,353
EQ/International Core PLUS...................         288,335             25,518
EQ/International Growth......................       2,648,097          3,809,876
EQ/JPMorgan Value Opportunities..............         100,241              9,896
EQ/Large Cap Core PLUS.......................          34,114             20,740
EQ/Large Cap Growth Index....................         235,744             16,001
EQ/Large Cap Growth PLUS.....................         140,394             42,932
EQ/Large Cap Value Index.....................          99,250              4,721
EQ/Large Cap Value PLUS......................       1,166,946          1,626,507
EQ/Lord Abbett Growth and Income.............       1,377,310          1,350,558
EQ/Lord Abbett Large Cap Core................         157,584             20,705
EQ/Mid Cap Index.............................         866,570            519,575
EQ/Mid Cap Value PLUS........................      16,089,050          1,277,834
EQ/Money Market..............................      19,063,381         42,675,351
EQ/Montag & Caldwell Growth..................       9,603,881         10,813,482
EQ/PIMCO Ultra Short Bond....................       3,819,013          2,945,134
EQ/Quality Bond PLUS.........................      10,940,245            720,766
EQ/Small Company Index.......................       2,574,364          1,458,360
EQ/T. Rowe Price Growth Stock................       5,001,758          9,530,621
EQ/UBS Growth and Income.....................       2,381,616          2,970,498
EQ/Van Kampen Comstock.......................          64,213              3,983
EQ/Van Kampen Mid Cap Growth.................       1,576,721          2,281,700
Fidelity VIP Asset Manager...................          46,000              9,762
Fidelity VIP Contrafund(R)...................       3,881,931         12,569,488
Fidelity VIP Growth and Income...............          47,344            147,741
Franklin Income Securities...................       1,621,329          2,296,702
Franklin Rising Dividends Securities.........         115,665            108,781
Franklin Zero Coupon 2010....................          25,493             29,766
Janus Aspen Series Balanced..................       2,549,606          2,152,251
Janus Aspen Series Enterprise................       1,450,222          2,607,937
Janus Aspen Series Forty.....................       2,456,016          4,757,072
Janus Aspen Series Mid Cap Value.............         136,106            266,899
Janus Aspen Series Overseas..................       1,263,889          2,002,419

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


5. Purchases and Sales of Investments (Concluded)


                                                                         Cost of Shares     Proceeds from
                                                                            Acquired       Shares Redeemed
                                                                        ---------------   ----------------
Janus Aspen Series Worldwide.........................................      $1,989,242        $2,408,474
MFS(R) Utilities Series..............................................         405,042           417,214
Multimanager Aggressive Equity.......................................         446,769            27,389
Multimanager Core Bond...............................................         783,026         3,279,443
Multimanager International Equity....................................         283,454             6,042
Multimanager Large Cap Core Equity...................................          45,143            14,642
Multimanager Large Cap Growth........................................         152,805            17,685
Multimanager Large Cap Value.........................................         410,456         1,971,158
Multimanager Mid Cap Growth..........................................          91,108            38,523
Multimanager Mid Cap Value...........................................         187,479           108,729
Multimanager Multi-Sector Bond.......................................         574,214           411,160
Multimanager Small Cap Growth........................................       1,732,456         2,375,413
Multimanager Small Cap Value.........................................         144,125            10,264
Multimanager Technology..............................................         223,802            26,828
Oppenheimer Global Securities Fund/VA................................         409,824           370,288
PIMCO Global Bond (Unhedged).........................................         935,402           800,899
The Universal Institutional Funds, Inc. Emerging Markets Debt........         177,073           335,727
The Universal Institutional Funds, Inc. Global Value Equity..........         170,428           841,989
Van Eck Worldwide Bond...............................................          16,935           127,967
Van Eck Worldwide Emerging Markets...................................         482,073           763,999
Van Eck Worldwide Hard Assets........................................         288,455           233,534

6.  Reorganizations

    In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain portfolios of EQ Advisors Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractholders of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

--------------------------------------------------------------------------------------
 September 11, 2009         Removed Portfolio                Surviving Portfolio
--------------------------------------------------------------------------------------
                            EQ/Ariel Appreciation II         EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------
Shares - Class B                7,996
Value - Class B            $     9.40
Net Assets Before Merger   $   75,138
Net Assets After Merger    $       --
                           EQ/Lord Abbett Mid Cap Value
Shares - Class A              829,795
Value - Class A            $     7.92
Shares - Class B               35,942
Value - Class B            $     7.93
Net Assets Before Merger   $6,855,423
Net Assets After Merger    $       --
                           EQ/Van Kampen Real Estate
Shares - Class A              773,946                         1,380,090
Value - Class A            $     5.48                       $      7.83
Shares - Class B               74,389                           164,869
Value - Class B            $     5.48                       $      7.74
Net Assets Before Merger   $4,647,161                       $   508,419
Net Assets After Merger    $       --                       $12,086,141
--------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


6.  Reorganizations (Continued)


------------------------------------------------------------------------------------------------
September 11, 2009         Removed Portfolio                      Surviving Portfolio
------------------------------------------------------------------------------------------------
                           EQ/AXA Rosenberg Value
                           Long/Short Equity                      EQ/PIMCO Ultra Short Bond
------------------------------------------------------------------------------------------------
Shares - Class B                4,054
Value - Class B            $     8.60
Net Assets Before Merger   $   34,863
Net Assets After Merger    $       --
                           EQ/Short Duration Bond
Shares - Class A               47,022                                 165,609
Value - Class A            $     9.12                             $      9.95
Shares - Class B               24,453                                 289,264
Value - Class B            $     9.13                             $      9.95
Net Assets Before Merger   $  651,952                             $ 3,839,148
Net Assets After Merger    $       --                             $ 4,525,963
------------------------------------------------------------------------------------------------
                                                                  Multimanager Aggressive
September 18, 2009         Multimanager Health Care               Equity
------------------------------------------------------------------------------------------------
Shares - Class B               38,024                                  23,372
Value - Class B            $     9.02                             $     21.67
Net Assets Before Merger   $  343,049                             $   163,393
Net Assets After Merger    $       --                             $   506,442
------------------------------------------------------------------------------------------------
September 25, 2009         EQ/Caywood Scholl High Yield Bond      EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------
Shares - Class B            2,501,391                               1,139,303
Value - Class B            $     3.99                             $      9.19
Net Assets Before Merger   $9,992,021                             $   474,932
Net Assets After Merger    $       --                             $10,466,953
------------------------------------------------------------------------------------------------
                                                                  EQ/Intermediate Government
September 25, 2009         EQ/Government Securities               Bond Index
------------------------------------------------------------------------------------------------
Shares - Class A              756,495                                 837,608
Value - Class A            $    10.81                             $      9.76
Net Assets Before Merger   $8,173,956                             $        --
Net Assets After Merger    $       --                             $ 8,173,956
------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


6.  Reorganizations (Concluded)


-------------------------------------------------------------------------
September 25, 2009         Removed Portfolio      Surviving Portfolio
-------------------------------------------------------------------------
                           EQ/Long Term Bond      EQ/Core Bond Index
-------------------------------------------------------------------------
Shares - Class A               656,660
Value - Class A            $     12.74
Shares - Class B                22,034
Value - Class B            $     12.74
Net Assets Before Merger   $ 8,646,016
Net Assets After Merger    $        --
                           EQ/Bond Index
Shares - Class A             1,363,679              3,206,054
Value - Class A            $     10.44            $      9.62
Shares - Class B                    --                120,822
Value - Class B            $        --            $      9.62
Net Assets Before Merger   $14,242,177            $ 9,132,207
Net Assets After Merger    $         -            $32,020,400
-------------------------------------------------------------------------

7.  Financial Highlights

    The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

    Financial highlights for the years ended December 31, 2009, 2008, 2007, 2006 and 2005 are presented respectively in the same table. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2005 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to Contractowners within each subaccount.

    The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

    Contractowner Charges:

    There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

    The charges below are the current annual charges deducted from the net assets of the subaccounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

    Mortality & Expense Risk Charge: This charge is deducted daily from the net assets of the subaccounts, and ranges from a low of 0% to a high of 0.75%. The Incentive Life Legacy and MONY Corporate Sponsored Variable Universal Life are deducted from the fund value.

    Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount. This charge varies based on a number of factors, including issue age, gender and risk class.

    Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $5 to a high of $31.50.

    Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

    Transfer Charge: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the Contractowner.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7.  Financial Highlights (Continued)

Partial Surrender Charge: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

Medical Underwriting Charge: The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

Guaranteed Issue Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the three policy years on policies that were issued on a guaranteed issue basis.

Reinstatement Fee: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

Loan interest rate spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 0.75% depending on the policy year.

Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.


                                                                                    At December 31,
                                                        ------------------------------------------------------------------------
                                                                                         Units
                                                                                      Outstanding
                                                        ------------------------------------------------------------------------
                                                            2009           2008           2007           2006           2005
                                                        ------------   ------------   ------------   ------------   ------------
AIM V.I. Financial Services............................     29,976         25,596         25,386         24,344         24,885
AIM V.I. Global Health Care............................     50,853         50,599         57,410         57,268         56,716
AIM V.I. Technology....................................     19,650         12,600         17,425         16,469         16,815
All Asset Allocation (e)...............................  3,853,803      4,220,622      4,557,493      4,911,337      5,284,500
AXA Aggressive Allocation (r)..........................    173,559        110,148         47,874          1,604             --
AXA Balanced Strategy (ay).............................      2,439             --             --             --             --
AXA Conservative Allocation(r).........................     56,245         30,961          1,251              7             --
AXA Conservative Growth Strategy (ay)..................        296             --             --             --             --
AXA Conservative Strategy (ay).........................        571             --             --             --             --
AXA Conservative-Plus Allocation (r)...................     89,606         32,872         12,493             54             --
AXA Growth Strategy (ay)...............................      2,943             --             --             --             --
AXA Moderate Allocation (r)............................    425,025        253,104         74,700          1,805             --
AXA Moderate Growth Strategy (ay)......................      6,335             --             --             --             --
AXA Moderate-Plus Allocation (r).......................    702,241        479,102        176,828          4,162             --
Dreyfus Stock Index Fund, Inc..........................  2,947,295      3,395,551      4,239,431      5,170,800      4,991,017
EQ/AllianceBernstein International (p) (r).............    121,221        311,841        196,408        434,580             --
EQ/AllianceBernstein Small Cap Growth (r) (w)..........     56,375         54,133         55,464             50             --
EQ/BlackRock Basic Value Equity (r) (ad)...............     67,562         64,235         56,733             50             --
EQ/BlackRock International Value (j) (r)...............    238,704        406,057        592,484        631,868             --
EQ/Boston Advisors Equity Income (a) (ae)..............  1,193,049      1,428,805      2,046,743        816,030        793,136
EQ/Calvert Socially Responsible (c) (i)................    206,593        214,648        222,571        221,898         25,267
EQ/Capital Guardian Growth (r) (af)....................     22,469         25,897        580,146            236             --
EQ/Capital Guardian Research (d) (t) (ag) (ah).........    380,013        367,531        438,622        180,664        186,997
EQ/Common Stock Index (r) (v)..........................     37,851         31,699         30,314            594             --
EQ/Core Bond Index (n) (r) (aj) (ak) (az) (ba).........  2,765,053        675,319      2,395,611      1,045,020             --
EQ/Equity 500 Index (r)................................     26,585         19,703          7,835            330             --
EQ/Equity Growth PLUS (b) (f)..........................    794,475        886,553        957,530      1,050,337      1,088,339
EQ/Evergreen Omega (r).................................      2,297            657            238              1             --
EQ/GAMCO Mergers and Acquisitions......................      2,555          2,076          1,448            167             --
EQ/GAMCO Small Company Value...........................  1,872,176      2,103,985      2,332,537      2,561,256      2,734,826
EQ/Global Bond PLUS ( r)...............................      6,262          4,191            868             96             --
EQ/Global Multi-Sector Equity (r) (q)..................     61,334         55,479         48,048         43,675             --
EQ/Intermediate Government Bond Index (aq) (bb)........    545,599          1,935            614             --             --
EQ/International Core PLUS (r).........................      4,307          1,988            615             15             --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7.  Financial Highlights (Continued)


                                                                                 At December 31,
                                                       --------------------------------------------------------------------
                                                                                      Units
                                                                                   Outstanding
                                                       --------------------------------------------------------------------
                                                           2009          2008          2007          2006          2005
                                                       -----------   -----------   -----------   -----------   ------------
EQ/International Growth...............................  1,036,589     1,155,158     1,259,597     1,270,605     1,214,713
EQ/JPMorgan Value Opportunities (r)...................      1,936         1,232           393            15            --
EQ/Large Cap Core PLUS (r)............................        572           431           123             6            --
EQ/Large Cap Growth Index (r).........................      7,362         3,981         1,151            21            --
EQ/Large Cap Growth PLUS (r)..........................      2,398         1,780           640            34            --
EQ/Large Cap Value Index (r)..........................      3,603         1,861           710            88            --
EQ/Large Cap Value PLUS (r) (x) (ac)..................    427,092       496,854       691,063           616            --
EQ/Lord Abbett Growth and Income (l) (r)..............    485,434       492,785       508,655       494,366            --
EQ/Lord Abbett Large Cap Core (r).....................      2,253           857           252            13            --
EQ/Mid Cap Index (m) (r) (ai).........................    202,727       201,024       199,167       172,176            --
EQ/Mid Cap Value PLUS ( r) (as) (at) (au).............    965,418         2,679         1,590           162            --
EQ/Money Market (g) (o)...............................  1,801,160     3,915,407     4,660,253     5,079,812     3,862,670
EQ/Montag & Caldwell Growth (h).......................  4,523,992     4,583,153     4,939,826     5,252,258     5,534,304
EQ/PIMCO Ultra Short Bond (av) (aw)...................    358,570       351,371       309,572       673,529     1,398,700
EQ/Quality Bond PLUS ( r) (bc)........................    495,872         3,649           808            25            --
EQ/Small Company Index (r) (al).......................    590,202       353,160       562,134           193            --
EQ/T. Rowe Price Growth Stock (s).....................  2,513,219     2,912,759     2,872,427     3,151,474     3,551,201
EQ/UBS Growth and Income..............................  1,372,538     1,457,557     1,578,496     1,671,667     1,750,657
EQ/Van Kampen Comstock (r)............................      1,990         1,251           501            56            --
EQ/Van Kampen Mid Cap Growth (r) (y) (am).............    635,250       714,513       796,240            11            --
Fidelity VIP Asset Manager............................      7,809         4,295        14,985        12,798        15,149
Fidelity VIP Contrafund(R) (aa) (ab)..................  1,811,655     2,598,682     2,888,470     2,328,768     2,355,687
Fidelity VIP Growth and Income........................     35,765        49,124       146,987        97,655       110,223
Franklin Income Securities (an) (ao) (ap).............    485,583       629,033       868,311        91,299        81,801
Franklin Rising Dividends Securities..................     41,207        41,255        39,654        40,481        31,384
Franklin Zero Coupon 2010.............................      9,827        10,542         9,493         9,020         7,726
Janus Aspen Series Balanced...........................    571,900       579,791       625,165       645,782       654,547
Janus Aspen Series Enterprise.........................  1,467,413     1,645,010     1,776,494     2,083,663     2,224,752
Janus Aspen Series Forty..............................  1,509,543     1,768,231     1,929,057     2,127,930     2,185,203
Janus Aspen Series Mid Cap Value......................     89,627       103,502       208,859       153,489       170,022
Janus Aspen Series Overseas...........................    336,722       389,552       555,876       651,565       625,261
Janus Aspen Series Worldwide..........................  1,475,788     1,561,988     1,673,999     1,740,735     1,851,821
MFS(R) Utilities Series...............................     61,756        66,328        80,073        80,528        68,386
Multimanager Aggressive Equity ( r) (ax)..............      7,531         1,387           418            81            --
Multimanager Core Bond (r)............................    622,186       900,691         1,527           178            --
Multimanager International Equity (r).................      4,615         2,823           950            34            --
Multimanager Large Cap Core Equity (r)................        733           483           250            25            --
Multimanager Large Cap Growth (r).....................      3,955         2,512         1,096            59            --
Multimanager Large Cap Value (r)......................    532,550       810,414         1,658           206            --
Multimanager Mid Cap Growth (r).......................      1,628         1,192           505            27            --
Multimanager Mid Cap Value (r)........................      3,619         2,942           798           103            --
Multimanager Multi-Sector Bond (k) ( r)...............     95,782       102,664        98,629        94,562            --
Multimanager Small Cap Growth (u).....................    854,760       924,600     1,027,039     1,096,115     1,135,402
Multimanager Small Cap Value (r)......................      1,800           899           490            16            --
Multimanager Technology (r)...........................      3,790         2,416           790            24            --
Oppenheimer Global Securities Fund/VA.................    101,692       102,359        98,572        94,092        77,121
PIMCO Global Bond (Unhedged)..........................    176,156       190,619       177,748       173,114       158,504
The Universal Institutional Funds, Inc. Emerging
Markets Debt..........................................     13,275        23,296        25,554        25,575        27,550
The Universal Institutional Funds, Inc. Global Value
Equity................................................     44,657       121,007       117,454       113,258       115,994
Van Eck Worldwide Bond................................      5,960        12,174         7,400        18,401        40,113
Van Eck Worldwide Emerging Markets....................     99,485       119,925       229,915       268,288       297,777
Van Eck Worldwide Hard Assets.........................     11,849        11,478        25,882        43,644        78,517

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7.  Financial Highlights (Continued)


                                                                                At December 31,
                                                        -------------------------------------------------------------
                                                                                  Unit Value
                                                                               Lowest to Highest
                                                        -------------------------------------------------------------
                                                              2009                  2008                 2007
                                                        ------------------  -------------------  --------------------
AIM V.I. Financial Services............................ $ 5.95 to $  6.02    $ 4.68 to $  4.73    $ 11.59 to $ 11.65
AIM V.I. Global Health Care............................  12.64 to   13.58      9.94 to   10.63      13.97 to   14.90
AIM V.I. Technology....................................   9.21 to   12.16      5.87 to    7.73      10.61 to   13.92
All Asset Allocation (e)...............................  12.20 to   21.72      9.68 to   17.35      13.90 to   25.11
AXA Aggressive Allocation (r)..........................   7.66 to  128.17      6.06 to  100.70      10.04 to  165.60
AXA Balanced Strategy (ay).............................            101.74                   --                    --
AXA Conservative Allocation(r).........................   9.99 to  122.45      9.16 to  111.49      10.38 to  125.29
AXA Conservative Growth Strategy (ay)................  ..          101.49                   --                    --
AXA Conservative Strategy (ay).........................            100.81                   --                    --
AXA Conservative-Plus Allocation (r)...................   9.30 to  122.96      8.19 to  107.46      10.24 to  133.37
AXA Growth Strategy (ay)...............................            102.40                   --                    --
AXA Moderate Allocation (r)............................   8.91 to  128.99      7.68 to  110.24      10.24 to  145.96
AXA Moderate Growth Strategy (ay)......................            102.03                   --                    --
AXA Moderate-Plus Allocation (r).......................   8.33 to  130.81      6.88 to  107.26      10.17 to  157.21
Dreyfus Stock Index Fund, Inc..........................   8.25 to   14.33      6.58 to   11.34      10.53 to   18.02
EQ/AllianceBernstein International (p) (r).............             10.55                 8.28                 16.75
EQ/AllianceBernstein Small Cap Growth (r) (w)..........  10.34 to  154.43      7.63 to  113.82      13.80 to  205.66
EQ/BlackRock Basic Value Equity (r) (ad)...............  12.52 to  230.61      9.64 to  177.01      15.25 to  279.01
EQ/BlackRock International Value (j) (r)...............             14.75                11.29                 19.76
EQ/Boston Advisors Equity Income (a) (ae)..............  10.46 to  103.43      9.45 to   92.72      14.06 to  136.96
EQ/Calvert Socially Responsible (c) (i)................   6.99 to   80.31      5.36 to   61.36       9.84 to  112.02
EQ/Capital Guardian Growth (r) (af)....................             69.81                52.31                 87.78
EQ/Capital Guardian Research (d) (t) (ag) (ah).........  10.02 to  118.02      7.66 to   89.78      12.75 to  148.80
EQ/Common Stock Index (r) (v)..........................             83.59                65.14                115.89
EQ/Core Bond Index (n) (r) (aj) (ak) (az) (ba).........  12.98 to  119.83     12.66 to  116.70      13.91 to  128.15
EQ/Equity 500 Index (r)................................             91.81                72.94                116.38
EQ/Equity Growth PLUS (b) (f)..........................   9.79 to  143.43      7.72 to  112.22      13.03 to  187.95
EQ/Evergreen Omega (r).................................            109.78                78.25                108.08
EQ/GAMCO Mergers and Acquisitions......................            123.62               105.99                123.00
EQ/GAMCO Small Company Value...........................  33.12 to   48.93     23.42 to   34.85      33.77 to   50.64
EQ/Global Bond PLUS ( r)...............................            120.05               117.74                110.57
EQ/Global Multi-Sector Equity (r) (q)..................  25.15 to  194.58     16.79 to  129.67      39.42 to  304.02
EQ/Intermediate Government Bond Index (aq) (bb)........            110.91               113.49                149.27
EQ/International Core PLUS (r).........................            128.10                94.65                171.65
EQ/International Growth................................  13.30 to   18.78      9.69 to   13.79      16.23 to   23.27
EQ/JPMorgan Value Opportunities (r)....................            144.25               109.02                181.02
EQ/Large Cap Core PLUS (r).............................             92.37                73.01                116.64
EQ/Large Cap Growth Index (r)..........................             77.13                56.63                 88.85
EQ/Large Cap Growth PLUS (r)...........................            165.73               122.89                198.96
EQ/Large Cap Value Index (r)...........................             55.34                46.45                107.28
EQ/Large Cap Value PLUS (r) (x) (ac)...................   8.73 to  102.48      7.26 to   85.09      12.78 to  150.30
EQ/Lord Abbett Growth and Income (l) (r)...............  10.91 to   97.18      9.24 to   82.28      14.59 to  129.70
EQ/Lord Abbett Large Cap Core (r)......................            115.16                91.75                132.91
EQ/Mid Cap Index (m) (r) (ai)..........................  11.79 to  104.63      8.66 to   76.78      17.09 to  151.40
EQ/Mid Cap Value PLUS ( r) (as) (at) (au)..............            161.72               119.04                196.96
EQ/Money Market (g) (o)................................  11.05 to   11.42     11.10 to   11.38      10.92 to   11.12
EQ/Montag & Caldwell Growth (h)........................   8.68 to    9.29      6.74 to    7.16      10.12 to   10.67
EQ/PIMCO Ultra Short Bond (av) (aw)....................  13.35 to   13.62     12.40 to   12.60      12.97 to   13.13
EQ/Quality Bond PLUS ( r) (bc).........................            151.95               143.26                153.30
EQ/Small Company Index (r) (al)........................  14.41 to  142.12     11.44 to  112.68      17.38 to  171.06
EQ/T. Rowe Price Growth Stock (s)......................  11.45 to   19.39      8.03 to   13.70      13.89 to   23.88
EQ/UBS Growth and Income...............................   8.69 to  109.54      6.61 to   82.71      11.10 to  137.92
EQ/Van Kampen Comstock (r).............................             96.28                74.98                118.91
EQ/Van Kampen Mid Cap Growth (r) (y) (am)..............  10.15 to  138.16      6.47 to   87.96      12.29 to  166.98
Fidelity VIP Asset Manager.............................             12.64                 9.79                 13.74


                                                                        At December 31,
                                                        ------------------------------------------------
                                                                           Unit Value
                                                                       Lowest to Highest
                                                        ------------------------------------------------
                                                               2006                   2005
                                                        --------------------  ------------------
AIM V.I. Financial Services............................ $ 14.95 to $ 14.98     $ 12.87 to $ 12.88
AIM V.I. Global Health Care............................   12.53 to   13.32       11.95 to   12.66
AIM V.I. Technology....................................    9.89 to   12.93        8.98 to   11.70
All Asset Allocation (e)...............................   13.30 to   24.20       12.07 to   22.13
AXA Aggressive Allocation (r)..........................  155.98                                --
AXA Balanced Strategy (ay).............................                 --                     --
AXA Conservative Allocation(r).........................  118.42                                --
AXA Conservative Growth Strategy (ay)..................                 --                     --
AXA Conservative Strategy (ay).........................                 --                     --
AXA Conservative-Plus Allocation (r)...................  126.43                                --
AXA Growth Strategy (ay)...............................                 --                     --
AXA Moderate Allocation (r)............................  137.35                                --
AXA Moderate Growth Strategy (ay)......................                 --                     --
AXA Moderate-Plus Allocation (r).......................  147.77                                --
Dreyfus Stock Index Fund, Inc..........................   10.08 to   17.12        8.79 to   14.82
EQ/AllianceBernstein International (p) (r).............   14.96                                --
EQ/AllianceBernstein Small Cap Growth (r) (w)..........  176.25                                --
EQ/BlackRock Basic Value Equity (r) (ad)...............  275.76                                --
EQ/BlackRock International Value (j) (r)...............   17.89                                --
EQ/Boston Advisors Equity Income (a) (ae)..............   13.66 to  132.07       11.86 to   13.80
EQ/Calvert Socially Responsible (c) (i)................    8.82 to   99.90                  10.43
EQ/Capital Guardian Growth (r) (af)....................   83.22                                --
EQ/Capital Guardian Research (d) (t) (ag) (ah).........   11.60 to  146.37                  10.39
EQ/Common Stock Index (r) (v)..........................  111.99                                --
EQ/Core Bond Index (n) (r) (aj) (ak) (az) (ba).........   13.51 to  124.29                     --
EQ/Equity 500 Index (r)................................  110.89                                --
EQ/Equity Growth PLUS (b) (f)..........................   11.51 to  164.80       10.60 to   10.62
EQ/Evergreen Omega (r).................................   97.08                                --
EQ/GAMCO Mergers and Acquisitions......................  118.92                                --
EQ/GAMCO Small Company Value...........................   30.90 to   46.68       26.00 to   39.58
EQ/Global Bond PLUS ( r)...............................  101.15                                --
EQ/Global Multi-Sector Equity (r) (q)..................   27.78 to  214.07                     --
EQ/Intermediate Government Bond Index (aq) (bb)........                 --                     --
EQ/International Core PLUS (r).........................  148.97                                --
EQ/International Growth................................   13.97 to   20.17       11.12 to   16.17
EQ/JPMorgan Value Opportunities (r)....................  183.24                                --
EQ/Large Cap Core PLUS (r).............................  112.28                                --
EQ/Large Cap Growth Index (r)..........................   77.95                                --
EQ/Large Cap Growth PLUS (r)...........................  172.08                                --
EQ/Large Cap Value Index (r)...........................  114.04                                --
EQ/Large Cap Value PLUS (r) (x) (ac)...................  157.30                                --
EQ/Lord Abbett Growth and Income (l) (r)...............   14.11 to  125.34                     --
EQ/Lord Abbett Large Cap Core (r)......................  120.09                                --
EQ/Mid Cap Index (m) (r) (ai)..........................   15.84 to  140.14                     --
EQ/Mid Cap Value PLUS ( r) (as) (at) (au)..............  200.16                                --
EQ/Money Market (g) (o)................................   10.48 to   10.59       10.09 to   10.11
EQ/Montag & Caldwell Growth (h)........................    8.44 to    8.83        7.88 to    8.19
EQ/PIMCO Ultra Short Bond (av) (aw)....................   11.68 to   11.78       11.67 to   11.73
EQ/Quality Bond PLUS ( r) (bc).........................  146.64                                --
EQ/Small Company Index (r) (al)........................  174.25                                --
EQ/T. Rowe Price Growth Stock (s)......................   12.96 to   22.44       13.49 to   23.54
EQ/UBS Growth and Income...............................   11.06 to  136.33        9.76 to   12.50
EQ/Van Kampen Comstock (r).............................  121.96                                --
EQ/Van Kampen Mid Cap Growth (r) (y) (am)..............  136.41                                --
Fidelity VIP Asset Manager.............................   11.89                             11.08

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7. Financial Highlights (Continued)


                                                                             At December 31,
                                                     ---------------------------------------------------------
                                                                               Unit Value
                                                                            Lowest to Highest
                                                     ---------------------------------------------------------
                                                           2009                 2008               2007
                                                     ----------------   ------------------   -----------------
Fidelity VIP Contrafund(R) (aa) (ab)................ 12.36 to  14.01      9.18  to  10.32     16.12 to  17.96
Fidelity VIP Growth and Income......................            9.75                 7.67               13.15
Franklin Income Securities (an) (ao) (ap)...........  9.53 to  14.92      7.03  to  11.04      9.99 to  15.75
Franklin Rising Dividends Securities................           12.43                10.63               14.64
Franklin Zero Coupon 2010...........................           12.65                12.68               11.86
Janus Aspen Series Balanced......................... 14.84 to  15.51     11.87  to  12.36     14.22 to  14.74
Janus Aspen Series Enterprise.......................  6.94 to  11.04      4.80  to   7.68      8.52 to  13.75
Janus Aspen Series Forty............................  9.92 to  10.56      6.83  to   7.21     12.32 to  12.92
Janus Aspen Series Mid Cap Value....................           15.34                11.54               16.01
Janus Aspen Series Overseas......................... 20.11 to  26.37     11.20  to  14.78     23.39 to  31.04
Janus Aspen Series Worldwide........................  5.89 to   7.63      4.31  to   5.54      7.85 to  10.01
MFS(R) Utilities Series............................. 23.48 to  26.30     17.68  to  19.74     28.47 to  31.68
Multimanager Aggressive Equity ( r) (ax)............           74.30                54.13              101.51
Multimanager Core Bond (r)..........................          145.18               134.03              130.81
Multimanager International Equity (r)...............          181.13               139.42              264.21
Multimanager Large Cap Core Equity (r)..............          138.05               104.18              172.31
Multimanager Large Cap Growth (r)...................          116.67                85.44              156.43
Multimanager Large Cap Value (r)....................          148.60               120.96              193.37
Multimanager Mid Cap Growth (r).....................          162.19               114.40              202.77
Multimanager Mid Cap Value (r)......................          137.87                95.50              149.14
Multimanager Multi-Sector Bond (k) ( r)............. 12.35 to 115.82     11.28  to 105.63     14.76 to 138.09
Multimanager Small Cap Growth (u)...................  9.61 to  10.67      7.20  to   7.93     12.53 to  13.70
Multimanager Small Cap Value (r)....................          162.86               128.82              207.32
Multimanager Technology (r).........................          182.41               115.13              217.54
Oppenheimer Global Securities Fund/VA...............           17.46                12.58               21.15
PIMCO Global Bond (Unhedged)........................           18.44                15.83               16.02
The Universal Institutional Funds, Inc. Emerging
Markets Debt........................................           21.29                16.35               19.23
The Universal Institutional Funds, Inc. Global Value
Equity.............................................. 11.00 to  13.13      9.48  to  11.36     15.84 to  19.05
Van Eck Worldwide Bond..............................           19.33                18.24               17.60
Van Eck Worldwide Emerging Markets..................           19.01                 8.92               25.32
Van Eck Worldwide Hard Assets.......................           40.60                25.77               47.84



                                                                At December 31,
                                                     -------------------------------------
                                                                  Unit Value
                                                              Lowest to Highest
                                                     -------------------------------------
                                                            2006                2005
                                                     ------------------   ----------------
Fidelity VIP Contrafund(R) (aa) (ab)................  13.82  to  15.27     12.48 to 13.67
Fidelity VIP Growth and Income......................  11.73                         10.36
Franklin Income Securities (an) (ao) (ap)...........  15.24                         12.93
Franklin Rising Dividends Securities................  15.09                         12.93
Franklin Zero Coupon 2010...........................  10.98                         10.76
Janus Aspen Series Balanced.........................  12.96  to  13.38     11.79 to 12.13
Janus Aspen Series Enterprise.......................   6.98  to  11.35      6.15 to 10.07
Janus Aspen Series Forty............................   9.06  to   9.43      8.35 to  8.62
Janus Aspen Series Mid Cap Value....................  14.93                         12.98
Janus Aspen Series Overseas.........................  18.23  to  24.33     12.40 to 16.65
Janus Aspen Series Worldwide........................   7.22  to   9.13      6.15 to  7.72
MFS(R) Utilities Series.............................  22.34  to  24.77     17.08 to 18.87
Multimanager Aggressive Equity ( r) (ax)............  91.14                            --
Multimanager Core Bond (r).......................... 123.10                            --
Multimanager International Equity (r)............... 235.00                            --
Multimanager Large Cap Core Equity (r).............. 164.10                            --
Multimanager Large Cap Growth (r)................... 140.62                            --
Multimanager Large Cap Value (r).................... 186.58                            --
Multimanager Mid Cap Growth (r)..................... 181.19                            --
Multimanager Mid Cap Value (r)...................... 149.00                            --
Multimanager Multi-Sector Bond (k) ( r).............  14.32  to 133.89                 --
Multimanager Small Cap Growth (u)...................  12.18  to  13.21     11.13 to 11.98
Multimanager Small Cap Value (r).................... 229.95                            --
Multimanager Technology (r)......................... 184.01                            --
Oppenheimer Global Securities Fund/VA...............  20.01                         17.11
PIMCO Global Bond (Unhedged)........................  14.65                         14.05
The Universal Institutional Funds, Inc. Emerging
Markets Debt........................................  18.05                         16.29
The Universal Institutional Funds, Inc. Global
Value Equity........................................  14.86  to  17.92     12.26 to 13.01
Van Eck Worldwide Bond..............................  16.04                         15.07
Van Eck Worldwide Emerging Markets..................  18.40                         13.19
Van Eck Worldwide Hard Assets.......................  32.91                         26.44

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7. Financial Highlights (Continued)


                                                                             At December 31,
                                                        ---------------------------------------------------------
                                                                               Net Assets
                                                                                 (000)'s
                                                        ---------------------------------------------------------
                                                           2009        2008        2007        2006        2005
                                                        ---------   ---------   ---------   ---------   ---------
AIM V.I. Financial Services............................  $   179     $   120     $   295     $   365     $   321
AIM V.I. Global Health Care............................      648         506         810         725         686
AIM V.I. Technology....................................      181          75         200         175         166
All Asset Allocation (e)...............................   68,155      60,021      94,408      98,759      97,622
AXA Aggressive Allocation (r)..........................   13,231       6,742       4,233         242          --
AXA Balanced Strategy (ay).............................      248          --          --          --          --
AXA Conservative Allocation(r).........................    2,091         846         135           1          --
AXA Conservative Growth Strategy (ay)..................       30          --          --          --          --
AXA Conservative Strategy (ay).........................       58          --          --          --          --
AXA Conservative-Plus Allocation (r)...................    3,638       1,566         633           7          --
AXA Growth Strategy (ay)...............................      301          --          --          --          --
AXA Moderate Allocation (r)............................   20,681       9,312       4,417         244          --
AXA Moderate Growth Strategy (ay)......................      646          --          --          --          --
AXA Moderate-Plus Allocation (r).......................   44,094      23,098      13,149         610          --
Dreyfus Stock Index Fund, Inc..........................   34,285      31,914      64,956      77,325      63,901
EQ/AllianceBernstein International (p) (r).............    2,977       3,517       3,947       6,526          --
EQ/AllianceBernstein Small Cap Growth (r) (w)..........    1,320         766         977           9          --
EQ/BlackRock Basic Value Equity (r) (ad)...............    1,998       1,127       1,188          14          --
EQ/BlackRock International Value (j) (r)...............    4,619       5,200      12,274      11,357          --
EQ/Boston Advisors Equity Income (a) (ae)..............   15,939      17,102      36,559      12,264      10,258
EQ/Calvert Socially Responsible (c) (i)................    1,403       1,113       2,111       1,869         264
EQ/Capital Guardian Growth (r) (af)....................      421         303       7,763          19          --
EQ/Capital Guardian Research (d) (t) (ag) (ah).........    3,779       2,766       5,194       2,098       1,965
EQ/Common Stock Index (r) (v)..........................    2,528       1,249       1,199          46          --
EQ/Core Bond Index (n) (r) (aj) (ak) (az) (ba).........   36,859       9,495      34,384      14,462          --
EQ/Equity 500 Index (r)................................    2,441       1,437         912          16          --
EQ/Equity Growth PLUS (b) (f)..........................    9,741       7,990      13,369      12,186      11,550
EQ/Evergreen Omega (r).................................      252          51          26           0          --
EQ/GAMCO Mergers and Acquisitions......................      316         220         178          20          --
EQ/GAMCO Small Company Value...........................   64,123      51,202      82,005      83,200      76,140
EQ/Global Bond PLUS ( r)...............................      752         493          96          10          --
EQ/Global Multi-Sector Equity (r) (q)..................    4,464       2,186       3,093       1,345          --
EQ/Intermediate Government Bond Index (aq) (bb)........    8,368         239          71          --          --
EQ/International Core PLUS (r).........................      552         188         106           2          --
EQ/International Growth................................   17,016      13,652      24,711      21,606      16,641
EQ/JPMorgan Value Opportunities (r)....................      258         118          71           3          --
EQ/Large Cap Core PLUS (r).............................       53          31          14           1          --
EQ/Large Cap Growth Index (r)..........................      568         225         102           2          --
EQ/Large Cap Growth PLUS (r)...........................      397         219         127           6          --
EQ/Large Cap Value Index (r)...........................      199          86          76          10          --
EQ/Large Cap Value PLUS (r) (x) (ac)...................    6,949       6,103      13,308          97          --
EQ/Lord Abbett Growth and Income (l) (r)...............    5,851       4,952       7,917       7,381          --
EQ/Lord Abbett Large Cap Core (r)......................      259          79          34           2          --
EQ/Mid Cap Index (m) (r) (ai)..........................    3,673       2,399       4,010       2,867          --
EQ/Mid Cap Value PLUS ( r) (as) (at) (au)..............   12,238         319         313          32          --
EQ/Money Market (g) (o)................................   23,763      47,430      52,636      54,255      39,050
EQ/Montag & Caldwell Growth (h)........................   49,539      39,026      62,655      55,109      53,947
EQ/PIMCO Ultra Short Bond (av) (aw)....................    6,077       4,947       4,140       7,933      16,406
EQ/Quality Bond PLUS ( r) (bc).........................   10,401         404         124           4          --
EQ/Small Company Index (r) (al)........................    5,965       3,109       6,166          33          --
EQ/T. Rowe Price Growth Stock (s)......................   36,231      29,281      51,422      52,829      61,940
EQ/UBS Growth and Income...............................   14,919      11,901      21,376      22,392      20,591
EQ/Van Kampen Comstock (r).............................      192          94          60           7          --
EQ/Van Kampen Mid Cap Growth (r) (y) (am)..............    8,519       6,039      12,622           1          --
Fidelity VIP Asset Manager.............................       99          42         206         152         168

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7. Financial Highlights (Continued)


                                                                          At December 31,
                                                       -----------------------------------------------------
                                                                            Net Assets
                                                                              (000)'s
                                                       -----------------------------------------------------
                                                         2009       2008       2007       2006        2005
                                                       --------   --------   --------   --------   ---------
Fidelity VIP Contrafund(R) (aa) (ab)..................  24,927     26,507     51,385     35,263     32,046
Fidelity VIP Growth and Income........................     349        377      1,933      1,145      1,142
Franklin Income Securities (an) (ao) (ap).............   6,792      6,099     10,844      1,391      1,058
Franklin Rising Dividends Securities..................     512        439        580        611        406
Franklin Zero Coupon 2010.............................     124        134        113         99         83
Janus Aspen Series Balanced...........................   8,782      7,110      9,151      8,588      7,894
Janus Aspen Series Enterprise.........................  12,019      9,274     17,758     16,816     15,749
Janus Aspen Series Forty..............................  18,028     14,263     14,592     22,225     20,817
Janus Aspen Series Mid Cap Value......................   1,375      1,195      3,343      2,291      2,207
Janus Aspen Series Overseas...........................   7,966      5,082     27,804     13,185      8,559
Janus Aspen Series Worldwide..........................  11,037      8,499     16,486     15,712     14,127
MFS(R) Utilities Series...............................   1,521      1,236      2,422      1,913      1,237
Multimanager Aggressive Equity ( r) (ax)..............     560         75         42          7         --
Multimanager Core Bond (r)............................   7,901      9,961        200         22         --
Multimanager International Equity (r).................     836        394        251          8         --
Multimanager Large Cap Core Equity (r)................     101         50         43          4         --
Multimanager Large Cap Growth (r).....................     461        215        171          8         --
Multimanager Large Cap Value (r)......................   4,589      5,220        320         39         --
Multimanager Mid Cap Growth (r).......................     264        136        102          5         --
Multimanager Mid Cap Value (r)........................     499        281        119         15         --
Multimanager Multi-Sector Bond (k) ( r)...............   1,970      1,723      1,932      1,455         --
Multimanager Small Cap Growth (u).....................  11,393      9,070     17,055     17,426     16,375
Multimanager Small Cap Value (r)......................     293        116        102          4         --
Multimanager Technology (r)...........................     692        278        172          4         --
Oppenheimer Global Securities Fund/VA.................   1,776      1,287      2,085      1,882      1,319
PIMCO Global Bond (Unhedged)..........................   3,188      2,964      2,801      2,495      2,189
The Universal Institutional Funds, Inc. Emerging
Markets Debt..........................................     283        381        491        462        449
The Universal Institutional Funds, Inc. Global Value
Equity................................................     513      1,169      1,896      1,719      1,452
Van Eck Worldwide Bond................................     115        222        130        295        604
Van Eck Worldwide Emerging Markets....................   1,891      1,069      5,821      4,936      3,927
Van Eck Worldwide Hard Assets.........................     481        296      1,238      1,437      2,076

----------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b) Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Equity Growth PLUS was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.
(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(j) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006.
(k) Multimanager Multi-Sector Bond was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(m) EQ/Mid Cap Index was substituted for Old Mutual Mid-Cap on November 3, 2006.
(n) EQ/Core Bond Index was substituted for PIMCO Real Return on November 3,
    2006.
(o) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006.
(p) EQ/AllianceBernstein Global Multi-Sector Equity International was substituted for T. Rowe Price International Stock on November 3, 2006.
(q) EQ/Global Multi-Sector Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
(r) Units were made available for sale on September 8, 2006.
(s) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007.
(t) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7.  Financial Highlights (Continued)

(u) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(v) EQ/Common Stock Index was substituted for Dreyfus VIF Appreciation on August 17, 2007.
(w) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
(x) EQ/Large Cap Value PLUS was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007.
(y) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007
(z) EQ/ Mid Cap Value PLUS was substituted for UIF U.S. Real Estate on August 17, 2007.
(aa) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007.
(ab) Fidelity VIP Contrafund was substituted for UIF Equity Growth on August 17, 2007.
(ac) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
(ad) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
(ae) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007.
(af) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007.
(ag) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
(ah) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
(ai) EQ/Mid Cap Index was substituted for AIM V.I. MidCap Core Equity on November 16, 2007.
(aj) EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Income on November 16, 2007.
(ak) EQ/Core Bond Index was substituted for UIF Core Plus Fixed Bond on November 16, 2007.
(al) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
(am) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
(an) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007.
(ao) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007.
(ap) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007.
(aq) Units were made available for sale on April 27, 2007.
(ar) Units were made available for sale on August 17, 2007.
(as) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009. (See Note 6)
(at) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(au) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(av) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009. (See Note 6)
(aw) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(ax) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009. (See Note 6)
(ay) Units were made available for sale on September 18, 2009.
(az) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(ba) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(bb) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(bc) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7.  Financial Highlights (Continued)


                                                                               At December 31,
                                                        --------------------------------------------------------------
                                                                                  Investment
                                                                                Income Ratio*
                                                        --------------------------------------------------------------
                                                           2009         2008         2007         2006         2005
                                                        ----------   ----------   ----------   ----------   ----------
AIM V.I. Financial Services............................     3.66%        2.68%        1.79%        1.66%        1.49%
AIM V.I. Global Health Care............................     0.36           --           --           --           --
AIM V.I. Technology....................................       --           --           --           --           --
All Asset Allocation (e)...............................     2.05         2.19         3.54         2.80         2.82
AXA Aggressive Allocation (r)..........................     1.17         2.26         4.95         8.78           --
AXA Balanced Strategy (ay).............................     3.76           --           --           --
AXA Conservative Allocation(r).........................     3.00         8.59         8.06         1.19           --
AXA Conservative Growth Strategy (ay)..................     4.43           --           --           --           --
AXA Conservative Strategy (ay).........................     5.07           --           --           --           --
AXA Conservative-Plus Allocation (r)...................     2.56         4.92         7.25        17.16           --
AXA Growth Strategy (ay)...............................     2.55           --           --           --           --
AXA Moderate Allocation (r)............................     1.81         5.41         7.01        10.12           --
AXA Moderate Growth Strategy (ay)......................     2.68           --           --           --           --
AXA Moderate-Plus Allocation (r).......................     1.61         3.17         5.52         9.44           --
Dreyfus Stock Index Fund, Inc..........................     2.09         2.07         1.68         1.69         1.61
EQ/AllianceBernstein International (p) (r).............     2.46         3.09         1.19         1.32           --
EQ/AllianceBernstein Small Cap Growth (r) (w)..........     0.09         0.01           --           --           --
EQ/BlackRock Basic Value Equity (r) (ad)...............     2.97         2.07         4.69         4.29           --
EQ/BlackRock International Value (j) (r)...............     1.90         2.22         2.19         1.62           --
EQ/Boston Advisors Equity Income (a) (ae)..............     2.50         2.15         4.67         1.83         1.40
EQ/Calvert Socially Responsible (c) (i)................     0.49         0.44         0.45           --           --
EQ/Capital Guardian Growth (r) (af)....................     0.51         0.14           --         0.17           --
EQ/Capital Guardian Research (d) (t) (ag) (ah).........     1.51         1.11         2.53         0.83         0.70
EQ/Common Stock Index (r) (v)..........................     2.07         2.35         2.23         3.68           --
EQ/Core Bond Index (n) (r) (aj) (ak) (az) (ba).........     5.87         3.00        10.85         4.49           --
EQ/Equity 500 Index (r)................................     2.20         2.39         2.67         5.16           --
EQ/Equity Growth PLUS (b) (f)..........................     0.88         0.96         0.18         0.16           --
EQ/Evergreen Omega (r).................................     0.26         0.84           --           --           --
EQ/GAMCO Mergers and Acquisitions......................       --         0.57         1.06         8.41           --
EQ/GAMCO Small Company Value...........................     0.41         0.54         0.41         0.85         0.42
EQ/Global Bond PLUS ( r)...............................     0.82        23.25         4.33         0.20           --
EQ/Global Multi-Sector Equity (r) (q)..................     1.50         0.26           --         0.59           --
EQ/Intermediate Government Bond Index (aq) (bb)........     4.32         4.97        12.26           --           --
EQ/International Core PLUS (r).........................     4.04         2.29         0.75         2.89           --
EQ/International Growth................................     1.14         0.94         0.53         0.80         1.51
EQ/JPMorgan Value Opportunities (r)....................     1.81         3.19         3.02         7.22           --
EQ/Large Cap Core PLUS (r).............................     5.05         0.70         3.32         4.18           --
EQ/Large Cap Growth Index (r)..........................     2.62         0.25           --           --           --
EQ/Large Cap Growth PLUS (r)...........................     1.52         0.17         0.89           --           --
EQ/Large Cap Value Index (r)...........................    11.22         2.14           --           --           --
EQ/Large Cap Value PLUS (r) (x) (ac)...................     2.19         2.99        16.16         4.36           --
EQ/Lord Abbett Growth and Income (l) (r)...............     1.00         1.72         1.37         0.79           --
EQ/Lord Abbett Large Cap Core (r)......................     0.83         1.47         1.76         3.14           --
EQ/Mid Cap Index (m) (r) (ai)..........................     1.37         1.11           --         0.26           --
EQ/Mid Cap Value PLUS ( r) (as) (at) (au)..............     1.25         1.67         1.82         0.92           --
EQ/Money Market (g) (o)................................     0.22         2.35         4.84         4.61         1.12
EQ/Montag & Caldwell Growth (h)........................     0.39         0.19         0.20         0.19         0.25
EQ/PIMCO Ultra Short Bond (av) (aw)....................     1.14         2.58         1.99         2.85         1.59
EQ/Quality Bond PLUS ( r) (bc).........................     8.56         6.30        10.47         1.30           --
EQ/Small Company Index (r) (al)........................     1.53         0.88        10.09         2.35           --
EQ/T. Rowe Price Growth Stock (s)......................       --           --         0.07           --           --
EQ/UBS Growth and Income...............................     0.83         1.21         0.78         0.76         0.70
EQ/Van Kampen Comstock (r).............................     1.74         2.98         3.00         3.89           --
EQ/Van Kampen Mid Cap Growth (r) (y) (am)..............       --           --         2.89         0.22           --
Fidelity VIP Asset Manager.............................     2.62         0.77         6.13         3.00         3.33

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7.  Financial Highlights (Continued)


                                                                            At December 31,
                                                       ---------------------------------------------------------
                                                                              Investment
                                                                             Income Ratio*
                                                       ---------------------------------------------------------
                                                          2009        2008        2007        2006        2005
                                                       ---------   ---------   ---------   ---------   ---------
Fidelity VIP Contrafund(R) (aa) (ab)..................     1.18        0.93        1.02        1.22        0.20
Fidelity VIP Growth and Income........................     1.04        0.54        2.19        0.92        1.76
Franklin Income Securities (an) (ao) (ap).............     8.57        5.48        1.79        3.58        3.94
Franklin Rising Dividends Securities..................     1.44        1.81        2.29        1.11        0.89
Franklin Zero Coupon 2010.............................     4.12        4.32        4.67        3.70        4.13
Janus Aspen Series Balanced...........................     3.06        2.65        2.59        2.18        2.35
Janus Aspen Series Enterprise.........................      --         0.25        0.21         --          --
Janus Aspen Series Forty..............................     0.04        0.02        0.34        0.34        0.22
Janus Aspen Series Mid Cap Value......................     0.33        0.32        1.52        1.00        7.08
Janus Aspen Series Overseas...........................     0.48        1.18        0.54        1.98        1.22
Janus Aspen Series Worldwide..........................     1.44        0.49        0.75        1.77        1.32
MFS(R) Utilities Series...............................     4.81        1.48        0.96        1.94        0.55
Multimanager Aggressive Equity ( r) (ax)..............     0.21        0.47         --          --          --
Multimanager Core Bond (r)............................     3.66        5.25        3.84        0.77         --
Multimanager International Equity (r).................     1.91        2.49        1.36        1.22         --
Multimanager Large Cap Core Equity (r)................     1.71        0.78        0.82        1.01         --
Multimanager Large Cap Growth (r).....................     0.20         --          --          --          --
Multimanager Large Cap Value (r)......................     1.70        1.87        2.01        1.39         --
Multimanager Mid Cap Growth (r).......................      --          --          --          --          --
Multimanager Mid Cap Value (r)........................     3.24        0.80         --          --          --
Multimanager Multi-Sector Bond (k) ( r)...............     4.82       10.67        8.69        7.15         --
Multimanager Small Cap Growth (u).....................      --          --          --          --         0.13
Multimanager Small Cap Value (r)......................     1.20        0.33        0.57        0.73         --
Multimanager Technology (r)...........................      --          --          --          --          --
Oppenheimer Global Securities Fund/VA.................     1.92        1.27        1.12        0.80        0.68
PIMCO Global Bond (Unhedged)..........................     2.89        3.37        2.98        3.33        2.52
The Universal Institutional Funds, Inc. Emerging
Markets Debt..........................................     6.96        7.11        7.35        9.50        8.20
The Universal Institutional Funds, Inc. Global Value
Equity................................................     4.56        2.72        2.06        1.54        1.02
Van Eck Worldwide Bond................................     4.11        2.94        6.24        8.12        5.22
Van Eck Worldwide Emerging Markets....................     0.15         --         0.45        0.58        0.28
Van Eck Worldwide Hard Assets.........................     0.28        0.30        0.11        0.06        0.23

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7.  Financial Highlights (Continued)


                                                                       At December 31,
                                                        ---------------------------------------------
                                                                       Expense Ratio**
                                                                      Lowest to Highest
                                                        ---------------------------------------------
                                                            2009            2008             2007
                                                        -------------   -------------   -------------
AIM V.I. Financial Services............................ 0.00 to 0.35%   0.00 to 0.35%   0.00 to 0.35%
AIM V.I. Global Health Care............................ 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
AIM V.I. Technology.................................... 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
All Asset Allocation (e)............................... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
AXA Aggressive Allocation (r).......................... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
AXA Balanced Strategy (ay).............................         0.00              --              --
AXA Conservative Allocation(r)......................... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
AXA Conservative Growth Strategy (ay)..................         0.00              --              --
AXA Conservative Strategy (ay).........................         0.00              --              --
AXA Conservative-Plus Allocation (r)................... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
AXA Growth Strategy (ay)...............................         0.00              --              --
AXA Moderate Allocation (r)............................ 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
AXA Moderate Growth Strategy (ay)......................         0.00              --              --
AXA Moderate-Plus Allocation (r)....................... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
Dreyfus Stock Index Fund, Inc.......................... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/AllianceBernstein International (p) (r).............         0.00            0.00            0.00
EQ/AllianceBernstein Small Cap Growth (r) (w).......... 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
EQ/BlackRock Basic Value Equity (r) (ad)............... 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
EQ/BlackRock International Value (j) (r)...............         0.00            0.00            0.00
EQ/Boston Advisors Equity Income (a) (ae).............. 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/Calvert Socially Responsible (c) (i)................ 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/Capital Guardian Growth (r) (af)....................         0.00            0.00            0.00
EQ/Capital Guardian Research (d) (t) (ag) (ah)......... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/Common Stock Index (r) (v)..........................         0.00            0.00            0.00
EQ/Core Bond Index (n) (r) (aj) (ak) (az) (ba)......... 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
EQ/Equity 500 Index (r)................................         0.00            0.00            0.00
EQ/Equity Growth PLUS (b) (f).......................... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/Evergreen Omega (r).................................         0.00            0.00            0.00
EQ/GAMCO Mergers and Acquisitions......................         0.00            0.00            0.00
EQ/GAMCO Small Company Value........................... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/Global Bond PLUS ( r)...............................         0.00            0.00            0.00
EQ/Global Multi-Sector Equity (r) (q).................. 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
EQ/Intermediate Government Bond Index (aq) (bb)........         0.00            0.00            0.00
EQ/International Core PLUS (r).........................         0.00            0.00            0.00
EQ/International Growth................................ 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/JPMorgan Value Opportunities (r)....................         0.00            0.00            0.00
EQ/Large Cap Core PLUS (r).............................         0.00            0.00            0.00
EQ/Large Cap Growth Index (r)..........................         0.00            0.00            0.00
EQ/Large Cap Growth PLUS (r)...........................         0.00            0.00            0.00
EQ/Large Cap Value Index (r)...........................         0.00            0.00            0.00
EQ/Large Cap Value PLUS (r) (x) (ac)................... 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
EQ/Lord Abbett Growth and Income (l) (r)............... 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
EQ/Lord Abbett Large Cap Core (r)......................         0.00            0.00            0.00
EQ/Mid Cap Index (m) (r) (ai).......................... 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
EQ/Mid Cap Value PLUS ( r) (as) (at) (au)..............         0.00            0.00            0.00
EQ/Money Market (g) (o)................................ 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/Montag & Caldwell Growth (h)........................ 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/PIMCO Ultra Short Bond (av) (aw).................... 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
EQ/Quality Bond PLUS ( r) (bc).........................         0.00            0.00            0.00
EQ/Small Company Index (r) (al)........................ 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
EQ/T. Rowe Price Growth Stock (s)...................... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/UBS Growth and Income............................... 0.00 to 0.75    0.00 to 0.75    0.00 to 0.75
EQ/Van Kampen Comstock (r).............................         0.00            0.00            0.00
EQ/Van Kampen Mid Cap Growth (r) (y) (am).............. 0.00 to 0.35    0.00 to 0.35    0.00 to 0.35
Fidelity VIP Asset Manager.............................         0.00            0.00            0.00



                                                                 At December 31,
                                                        ----------------------------------
                                                                 Expense Ratio**
                                                                Lowest to Highest
                                                        ----------------------------------
                                                            2006               2005
                                                        --------------   -----------------
AIM V.I. Financial Services............................ 0.00 to 0.35%      0.00 to 0.35
AIM V.I. Global Health Care............................ 0.00 to 0.35       0.00 to 0.35
AIM V.I. Technology.................................... 0.00 to 0.35       0.00 to 0.35
All Asset Allocation (e)............................... 0.00 to 0.75       0.00 to 0.75
AXA Aggressive Allocation (r)..........................           --                --
AXA Balanced Strategy (ay).............................           --                --
AXA Conservative Allocation(r).........................           --                --
AXA Conservative Growth Strategy (ay)..................           --                --
AXA Conservative Strategy (ay).........................           --                --
AXA Conservative-Plus Allocation (r)...................           --                --
AXA Growth Strategy (ay)...............................           --                --
AXA Moderate Allocation (r)............................           --                --
AXA Moderate Growth Strategy (ay)......................           --                --
AXA Moderate-Plus Allocation (r).......................           --                --
Dreyfus Stock Index Fund, Inc.......................... 0.00 to 0.75       0.00 to 0.75
EQ/AllianceBernstein International (p) (r).............           --                --
EQ/AllianceBernstein Small Cap Growth (r) (w)..........           --                --
EQ/BlackRock Basic Value Equity (r) (ad)...............           --                --
EQ/BlackRock International Value (j) (r)...............           --                --
EQ/Boston Advisors Equity Income (a) (ae).............. 0.00 to 0.75       0.35 to 0.75
EQ/Calvert Socially Responsible (c) (i)................ 0.00 to 0.75       0.35
EQ/Capital Guardian Growth (r) (af)....................           --                --
EQ/Capital Guardian Research (d) (t) (ag) (ah)......... 0.00 to 0.60       0.60
EQ/Common Stock Index (r) (v)..........................           --                --
EQ/Core Bond Index (n) (r) (aj) (ak) (az) (ba)......... 0.00 to 0.35                --
EQ/Equity 500 Index (r)................................           --                --
EQ/Equity Growth PLUS (b) (f).......................... 0.00 to 0.75       0.35 to 0.75
EQ/Evergreen Omega (r).................................           --                --
EQ/GAMCO Mergers and Acquisitions......................           --                --
EQ/GAMCO Small Company Value........................... 0.00 to 0.75       0.00 to 0.75
EQ/Global Bond PLUS ( r)...............................           --                --
EQ/Global Multi-Sector Equity (r) (q).................. 0.00 to 0.35                --
EQ/Intermediate Government Bond Index (aq) (bb)........           --                --
EQ/International Core PLUS (r).........................           --                --
EQ/International Growth................................ 0.00 to 0.75       0.00 to 0.75
EQ/JPMorgan Value Opportunities (r)....................           --                --
EQ/Large Cap Core PLUS (r).............................           --                --
EQ/Large Cap Growth Index (r)..........................           --                --
EQ/Large Cap Growth PLUS (r)...........................           --                --
EQ/Large Cap Value Index (r)...........................           --                --
EQ/Large Cap Value PLUS (r) (x) (ac)...................           --
EQ/Lord Abbett Growth and Income (l) (r)............... 0.00 to 0.35                --
EQ/Lord Abbett Large Cap Core (r)......................           --                --
EQ/Mid Cap Index (m) (r) (ai).......................... 0.00 to 0.35                --
EQ/Mid Cap Value PLUS ( r) (as) (at) (au)..............           --                --
EQ/Money Market (g) (o)................................ 0.00 to 0.75       0.00 to 0.75
EQ/Montag & Caldwell Growth (h)........................ 0.00 to 0.75       0.00 to 0.75
EQ/PIMCO Ultra Short Bond (av) (aw).................... 0.00 to 0.35       0.00 to 0.35
EQ/Quality Bond PLUS ( r) (bc).........................           --                --
EQ/Small Company Index (r) (al)........................           --                --
EQ/T. Rowe Price Growth Stock (s)...................... 0.00 to 0.75       0.00 to 0.75
EQ/UBS Growth and Income............................... 0.00 to 0.75       0.35 to 0.75
EQ/Van Kampen Comstock (r).............................           --                --
EQ/Van Kampen Mid Cap Growth (r) (y) (am)..............           --                --
Fidelity VIP Asset Manager.............................           --                --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7.  Financial Highlights (Continued)


                                                                        At December 31,
                                                        --------------------------------------------------
                                                                        Expense Ratio**
                                                                       Lowest to Highest
                                                        --------------------------------------------------
                                                            2009              2008              2007
                                                        -------------   ---------------   ----------------
Fidelity VIP Contrafund(R) (aa) (ab)................... 0.00 to 0.75      0.00 to 0.75      0.00 to 0.75
Fidelity VIP Growth and Income.........................         0.00              0.00              0.00
Franklin Income Securities (an) (ao) (ap).............. 0.00 to 0.35      0.00 to 0.35      0.00 to 0.35
Franklin Rising Dividends Securities...................         0.35              0.35              0.35
Franklin Zero Coupon 2010..............................         0.35              0.35              0.35
Janus Aspen Series Balanced............................ 0.35 to 0.75      0.35 to 0.75      0.35 to 0.75
Janus Aspen Series Enterprise.......................... 0.00 to 0.75      0.00 to 0.75      0.00 to 0.75
Janus Aspen Series Forty............................... 0.00 to 0.75      0.00 to 0.75      0.00 to 0.75
Janus Aspen Series Mid Cap Value.......................         0.00              0.00              0.00
Janus Aspen Series Overseas............................ 0.00 to 0.35      0.00 to 0.35      0.00 to 0.35
Janus Aspen Series Worldwide........................... 0.00 to 0.75      0.00 to 0.75      0.00 to 0.75
MFS(R) Utilities Series................................ 0.00 to 0.35      0.00 to 0.35      0.00 to 0.35
Multimanager Aggressive Equity ( r) (ax)...............         0.00              0.00              0.00
Multimanager Core Bond (r).............................         0.00              0.00              0.00
Multimanager International Equity (r)..................         0.00              0.00              0.00
Multimanager Large Cap Core Equity (r).................         0.00              0.00              0.00
Multimanager Large Cap Growth (r)......................         0.00              0.00              0.00
Multimanager Large Cap Value (r).......................         0.00              0.00              0.00
Multimanager Mid Cap Growth (r)........................         0.00              0.00              0.00
Multimanager Mid Cap Value (r).........................         0.00              0.00              0.00
Multimanager Multi-Sector Bond (k) ( r)................ 0.00 to 0.35      0.00 to 0.35      0.00 to 0.35
Multimanager Small Cap Growth (u)...................... 0.00 to 0.75      0.00 to 0.75      0.00 to 0.75
Multimanager Small Cap Value (r).......................         0.00              0.00              0.00
Multimanager Technology (r)............................         0.00              0.00              0.00
Oppenheimer Global Securities Fund/VA..................         0.35              0.35              0.35
PIMCO Global Bond (Unhedged)...........................         0.35              0.35              0.35
The Universal Institutional Funds, Inc. Emerging
Markets Debt...........................................         0.00              0.00              0.00
The Universal Institutional Funds, Inc. Global Value
Equity................................................. 0.00 to 0.35      0.00 to 0.35      0.00 to 0.35
Van Eck Worldwide Bond.................................         0.00              0.00              0.00
Van Eck Worldwide Emerging Markets.....................         0.00              0.00              0.00
Van Eck Worldwide Hard Assets..........................         0.00              0.00              0.00



                                                                At December 31,
                                                        ---------------------------------
                                                                Expense Ratio**
                                                               Lowest to Highest
                                                        ---------------------------------
                                                             2006              2005
                                                        --------------   ----------------
Fidelity VIP Contrafund(R) (aa) (ab)...................  0.00 to 0.75      0.00 to 0.75
Fidelity VIP Growth and Income.........................           --                --
Franklin Income Securities (an) (ao) (ap)..............          0.35              0.35
Franklin Rising Dividends Securities...................          0.35              0.35
Franklin Zero Coupon 2010..............................          0.35              0.35
Janus Aspen Series Balanced............................  0.35 to 0.75      0.35 to 0.75
Janus Aspen Series Enterprise..........................  0.00 to 0.75      0.00 to 0.75
Janus Aspen Series Forty...............................  0.00 to 0.35      0.00 to 0.35
Janus Aspen Series Mid Cap Value.......................           --                --
Janus Aspen Series Overseas............................  0.00 to 0.75      0.00 to 0.75
Janus Aspen Series Worldwide...........................  0.00 to 0.75      0.00 to 0.75
MFS(R) Utilities Series................................  0.00 to 0.35      0.00 to 0.35
Multimanager Aggressive Equity ( r) (ax)...............           --                --
Multimanager Core Bond (r).............................           --                --
Multimanager International Equity (r)..................           --                --
Multimanager Large Cap Core Equity (r).................           --                --
Multimanager Large Cap Growth (r)......................           --                --
Multimanager Large Cap Value (r).......................           --                --
Multimanager Mid Cap Growth (r)........................           --                --
Multimanager Mid Cap Value (r).........................           --                --
Multimanager Multi-Sector Bond (k) ( r)................  0.00 to 0.35               --
Multimanager Small Cap Growth (u)......................  0.00 to 0.75      0.00 to 0.75
Multimanager Small Cap Value (r).......................           --                --
Multimanager Technology (r)............................           --                --
Oppenheimer Global Securities Fund/VA..................          0.35              0.35
PIMCO Global Bond (Unhedged)...........................          0.35              0.35
The Universal Institutional Funds, Inc. Emerging
Markets Debt...........................................           --                --
The Universal Institutional Funds, Inc. Global Value
Equity.................................................  0.00 to 0.35      0.00 to 0.35
Van Eck Worldwide Bond.................................           --                --
Van Eck Worldwide Emerging Markets.....................           --                --
Van Eck Worldwide Hard Assets..........................           --                --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7.  Financial Highlights (Continued)


                                                                    At December 31,
                                                        ------------------------------------------
                                                                    Total Return***
                                                                   Lowest to Highest
                                                        ------------------------------------------
                                                              2009                   2008
                                                        -----------------   ----------------------
AIM V.I. Financial Services............................ 27.14% to 27.27%      (59.62%) to (59.40%)
AIM V.I. Global Health Care............................ 27.16  to 27.75        (28.85) to (28.66)
AIM V.I. Technology.................................... 56.90  to 57.31        (44.67) to (44.47)
All Asset Allocation (e)............................... 25.19  to 26.03        (30.90) to (30.36)
AXA Aggressive Allocation (r).......................... 26.40  to 27.28        (39.64) to (39.19)
AXA Balanced Strategy (ay).............................            1.85                       --
AXA Conservative Allocation(r).........................  9.06  to  9.83        (11.75) to (11.01)
AXA Conservative Growth Strategy (ay)..................            1.63                       --
AXA Conservative Strategy (ay).........................            1.00                       --
AXA Conservative-Plus Allocation (r)................... 13.55  to 14.42        (20.02) to (19.43)
AXA Growth Strategy (ay)...............................            2.45                       --
AXA Moderate Allocation (r)............................ 16.02  to 17.01        (25.00) to (24.47)
AXA Moderate Growth Strategy (ay)......................            2.11                       --
AXA Moderate-Plus Allocation (r)....................... 21.08  to 21.96        (32.35) to (31.77)
Dreyfus Stock Index Fund, Inc.......................... 25.38  to 26.37        (37.51) to (37.07)
EQ/AllianceBernstein International (p) (r).............           27.42                   (50.57)
EQ/AllianceBernstein Small Cap Growth (r) (w).......... 35.52  to 35.68        (44.71) to (44.66)
EQ/BlackRock Basic Value Equity (r) (ad)............... 29.88  to 30.28        (36.79) to (36.56)
EQ/BlackRock International Value (j) (r)...............           30.65                   (42.86)
EQ/Boston Advisors Equity Income (a) (ae).............. 10.69  to 11.55        (32.79) to (32.30)
EQ/Calvert Socially Responsible (c) (i)................ 30.41  to 30.88        (45.53) to (45.22)
EQ/Capital Guardian Growth (r) (af)....................           33.45                   (40.41)
EQ/Capital Guardian Research (d) (t) (ag) (ah)......... 30.81  to 31.45        (39.92) to (39.66)
EQ/Common Stock Index (r) (v)..........................           28.32                   (43.79)
EQ/Core Bond Index (n) (r) (aj) (ak) (az) (ba).........  2.53  to  2.68        ( 8.99) to ( 8.93)
EQ/Equity 500 Index (r)................................           25.87                   (37.33)
EQ/Equity Growth PLUS (b) (f).......................... 26.81  to 27.81        (40.75) to (40.29)
EQ/Evergreen Omega (r).................................           40.29                   (27.60)
EQ/GAMCO Mergers and Acquisitions......................           16.63                   (13.83)
EQ/GAMCO Small Company Value........................... 40.40  to 41.42        (31.18) to (30.65)
EQ/Global Bond PLUS ( r)...............................            1.96                      6.48
EQ/Global Multi-Sector Equity (r) (q).................. 49.79  to 50.06        (57.41) to (57.35)
EQ/Intermediate Government Bond Index (aq) (bb)........           (2.27)                     3.12
EQ/International Core PLUS (r).........................           35.34                   (44.86)
EQ/International Growth................................ 36.19  to 37.25        (40.74) to (40.30)
EQ/JPMorgan Value Opportunities (r)....................           32.32                   (39.77)
EQ/Large Cap Core PLUS (r).............................           26.52                   (37.41)
EQ/Large Cap Growth Index (r)..........................           36.20                   (36.26)
EQ/Large Cap Growth PLUS (r)...........................           34.86                   (38.23)
EQ/Large Cap Value Index (r)...........................           19.14                   (56.70)
EQ/Large Cap Value PLUS (r) (x) (ac)................... 20.25  to 20.44        (43.39) to (43.19)
EQ/Lord Abbett Growth and Income (l) (r)............... 18.07  to 18.11        (36.67) to (36.56)
EQ/Lord Abbett Large Cap Core (r)......................           25.51                   (30.97)
EQ/Mid Cap Index (m) (r) (ai).......................... 36.14  to 36.27        (49.33) to (49.29)
EQ/Mid Cap Value PLUS ( r) (as) (at) (au)..............           35.85                   (39.56)
EQ/Money Market (g) (o)................................ (0.45) to  0.35           1.65 to    2.34
EQ/Montag & Caldwell Growth (h)........................ 28.78  to 29.75        (33.40) to (32.90)
EQ/PIMCO Ultra Short Bond (av) (aw)....................  7.66  to  8.10        ( 4.39) to ( 4.04)
EQ/Quality Bond PLUS ( r) (bc).........................            6.07                   ( 6.55)
EQ/Small Company Index (r) (al)........................ 25.96  to 26.13        (34.18) to (34.13)
EQ/T. Rowe Price Growth Stock (s)...................... 41.53  to 42.59        (42.63) to (42.19)
EQ/UBS Growth and Income............................... 31.47  to 32.44        (40.45) to (40.03)
EQ/Van Kampen Comstock (r).............................           28.41                   (36.94)
EQ/Van Kampen Mid Cap Growth (r) (y) (am).............. 56.88  to 57.07        (47.36) to (47.32)
Fidelity VIP Asset Manager.............................           29.11                   (28.75)



                                                                               At December 31,
                                                        ----------------------------------------------------------------
                                                                               Total Return***
                                                                              Lowest to Highest
                                                        ----------------------------------------------------------------
                                                                 2007                   2006                 2005
                                                        ----------------------   ------------------   ------------------
AIM V.I. Financial Services............................ (22.49%)  to (22.23%)     16.07% to 16.39%      5.49% to  5.93%
AIM V.I. Global Health Care............................    11.50  to    11.85       4.85 to  5.21        7.75 to  8.21
AIM V.I. Technology....................................     7.33  to     7.68      10.13 to 10.51        1.81 to  2.18
All Asset Allocation (e)...............................     3.77  to     4.52       9.35 to 10.19        4.39 to  5.14
AXA Aggressive Allocation (r)..........................   (2.31)  to     6.17               11.05                  --
AXA Balanced Strategy (ay).............................                   --                   --                  --
AXA Conservative Allocation(r).........................     3.25  to     5.80                3.91                  --
AXA Conservative Growth Strategy (ay)..................                   --                   --                  --
AXA Conservative Strategy (ay).........................                   --                   --                  --
AXA Conservative-Plus Allocation (r)...................     1.31  to     5.49                5.83                  --
AXA Growth Strategy (ay)...............................                   --                   --                  --
AXA Moderate Allocation (r)............................     0.88  to     6.27                7.08                  --
AXA Moderate Growth Strategy (ay)......................                   --                   --                  --
AXA Moderate-Plus Allocation (r).......................   (0.53)  to     6.39                8.97                  --
Dreyfus Stock Index Fund, Inc..........................     4.45  to     5.26      14.68 to 15.52        3.90 to  4.66
EQ/AllianceBernstein International (p) (r).............                 11.99                5.72                  --
EQ/AllianceBernstein Small Cap Growth (r) (w)..........     5.57  to    16.69               11.71                  --
EQ/BlackRock Basic Value Equity (r) (ad)...............     0.23  to     1.18               11.58                  --
EQ/BlackRock International Value (j) (r)...............                 10.46                4.01                  --
EQ/Boston Advisors Equity Income (a) (ae)..............     2.92  to     3.70       9.94 to 15.18        5.42 to  5.83
EQ/Calvert Socially Responsible (c) (i)................    11.60  to    12.13       1.18 to  8.08                 3.27
EQ/Capital Guardian Growth (r) (af)....................                  5.48                7.63                  --
EQ/Capital Guardian Research (d) (t) (ag) (ah).........   (1.36)  to     1.66       7.07 to 11.65                 1.86
EQ/Common Stock Index (r) (v)..........................                  3.49               11.21                  --
EQ/Core Bond Index (n) (r) (aj) (ak) (az) (ba).........     2.96  to     3.11       0.30 to  2.04                  --
EQ/Equity 500 Index (r)................................                  4.95                9.60                  --
EQ/Equity Growth PLUS (b) (f)..........................    13.16  to    14.04       8.58 to 11.77        5.05 to  5.25
EQ/Evergreen Omega (r).................................                 11.33               10.49                  --
EQ/GAMCO Mergers and Acquisitions......................                  3.43                5.46                  --
EQ/GAMCO Small Company Value...........................     8.47  to     9.29      17.94 to 18.85        3.56 to  4.33
EQ/Global Bond PLUS ( r)...............................                  9.31                2.59                  --
EQ/Global Multi-Sector Equity (r) (q)..................    41.90  to    42.02       9.41 to 20.51                  --
EQ/Intermediate Government Bond Index (aq) (bb)........                  5.19                  --                  --
EQ/International Core PLUS (r).........................                 15.22               10.30                  --
EQ/International Growth................................    15.35  to    16.19      24.74 to 25.63       12.14 to 13.01
EQ/JPMorgan Value Opportunities (r)....................                (1.21)               11.15                  --
EQ/Large Cap Core PLUS (r).............................                  3.89                8.69                  --
EQ/Large Cap Growth Index (r)..........................                 13.99                7.80                  --
EQ/Large Cap Growth PLUS (r)...........................                 15.62               10.74                  --
EQ/Large Cap Value Index (r)...........................                (5.93)               13.62                  --
EQ/Large Cap Value PLUS (r) (x) (ac)...................   (4.45)  to   (0.22)               10.86                  --
EQ/Lord Abbett Growth and Income (l) (r)...............     3.37  to     3.48       3.22 to  7.23                  --
EQ/Lord Abbett Large Cap Core (r)......................                 10.68                6.46                  --
EQ/Mid Cap Index (m) (r) (ai)..........................     7.92  to     8.03       2.79 to 12.72                  --
EQ/Mid Cap Value PLUS ( r) (as) (at) (au)..............                (1.60)                9.59                  --
EQ/Money Market (g) (o)................................     4.23  to     5.01       3.87 to  4.75        0.90 to  1.00
EQ/Montag & Caldwell Growth (h)........................    19.93  to    20.87       7.11 to  7.81        4.65 to  5.54
EQ/PIMCO Ultra Short Bond (av) (aw)....................    11.05  to    11.46       0.09 to  0.43        0.43 to  0.77
EQ/Quality Bond PLUS ( r) (bc).........................                  4.54                1.89                  --
EQ/Small Company Index (r) (al)........................   (1.83)  to   (0.28)               11.59                  --
EQ/T. Rowe Price Growth Stock (s)......................     6.41  to     7.21     (4.67) to (3.93)       3.16 to  3.93
EQ/UBS Growth and Income...............................     0.39  to     1.17      10.34 to 13.32        8.08 to  8.60
EQ/Van Kampen Comstock (r).............................                (2.50)                8.69                  --
EQ/Van Kampen Mid Cap Growth (r) (y) (am)..............     1.14  to    22.41               12.74                  --
Fidelity VIP Asset Manager.............................                 15.55                7.31                 4.04

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009


7. Financial Highlights (Continued)


                                                                             At December 31,
                                                        -----------------------------------------------------------
                                                                             Total Return***
                                                                            Lowest to Highest
                                                        -----------------------------------------------------------
                                                             2009                  2008                 2007
                                                        -----------------------------------------------------------
Fidelity VIP Contrafund(R) (aa) (ab)................... 34.64 to  35.76     (43.05) to (42.54)     16.63 to  17.59
Fidelity VIP Growth and Income.........................           27.12                (41.67)               12.09
Franklin Income Securities (an) (ao) (ap).............. 35.14 to  35.56     (29.90) to (29.63)      0.85 to   3.37
Franklin Rising Dividends Securities...................           16.93                (27.39)              (3.01)
Franklin Zero Coupon 2010..............................          (0.24)                  6.91                 8.05
Janus Aspen Series Balanced............................ 25.02 to  25.49     (16.53) to (16.15)      9.69 to  10.17
Janus Aspen Series Enterprise.......................... 43.75 to  44.58     (44.15) to (43.66)     21.16 to  22.07
Janus Aspen Series Forty............................... 45.24 to  46.46     (44.56) to (44.20)     36.00 to  36.98
Janus Aspen Series Mid Cap Value.......................           32.93                (27.92)                7.20
Janus Aspen Series Overseas............................ 78.42 to  79.55     (52.38) to (52.12)     27.59 to  28.29
Janus Aspen Series Worldwide........................... 36.66 to  37.73     (45.10) to (44.66)      8.73 to   9.60
MFS(R) Utilities Series................................ 32.81 to  33.23     (37.90) to (37.69)     27.45 to  27.88
Multimanager Aggressive Equity ( r) (ax)...............           37.26                (46.68)               11.38
Multimanager Core Bond (r).............................            8.32                   2.46                6.26
Multimanager International Equity (r)..................           29.92                (47.23)               12.43
Multimanager Large Cap Core Equity (r).................           32.51                (39.54)                5.00
Multimanager Large Cap Growth (r)......................           36.55                (45.38)               11.24
Multimanager Large Cap Value (r).......................           22.85                (37.45)                3.64
Multimanager Mid Cap Growth (r)........................           41.77                (43.58)               11.91
Multimanager Mid Cap Value (r).........................           44.37                (35.97)                0.09
Multimanager Multi-Sector Bond (k) ( r)................  9.49 to   9.65     (23.58) to (23.51)      3.07 to   3.14
Multimanager Small Cap Growth (u)...................... 33.47 to  34.55     (42.54) to (42.12)      2.88 to   3.67
Multimanager Small Cap Value (r).......................           26.42                (37.86)              (9.84)
Multimanager Technology (r)............................           58.44                (47.08)               18.22
Oppenheimer Global Securities Fund/VA..................           38.79                (40.52)                5.69
PIMCO Global Bond (Unhedged)...........................           16.49                ( 1.19)                9.38
The Universal Institutional Funds, Inc. Emerging
Markets Debt...........................................           30.21                (14.98)                6.54
The Universal Institutional Funds, Inc. Global Value
Equity................................................. 15.58 to  16.03     (40.37) to (40.15)      6.28 to   6.61
Van Eck Worldwide Bond.................................            5.98                   3.64                9.73
Van Eck Worldwide Emerging Markets.....................          113.12                (64.77)               37.61
Van Eck Worldwide Hard Assets..........................           57.55                (46.13)               45.36



                                                                   At December 31,
                                                        -------------------------------------
                                                                   Total Return***
                                                                  Lowest to Highest
                                                        -------------------------------------
                                                              2006                2005
                                                        ----------------   ------------------
Fidelity VIP Contrafund(R) (aa) (ab)...................  10.74 to 11.70      15.99 to  16.94
Fidelity VIP Growth and Income.........................           13.22                 7.58
Franklin Income Securities (an) (ao) (ap)..............           17.87                 1.25
Franklin Rising Dividends Securities...................           16.71                 3.03
Franklin Zero Coupon 2010..............................            2.04                 0.94
Janus Aspen Series Balanced............................   9.92 to 10.31       7.08 to   7.54
Janus Aspen Series Enterprise..........................  12.71 to 13.50      11.52 to  12.43
Janus Aspen Series Forty...............................   8.50 to  9.40      12.08 to  12.83
Janus Aspen Series Mid Cap Value.......................           15.02                10.00
Janus Aspen Series Overseas............................  46.13 to 47.02      31.41 to  32.34
Janus Aspen Series Worldwide...........................  17.40 to 18.26       5.13 to   5.90
MFS(R) Utilities Series................................  30.80 to 31.27      16.43 to  16.84
Multimanager Aggressive Equity ( r) (ax)...............           12.44                  --
Multimanager Core Bond (r).............................            1.70                  --
Multimanager International Equity (r)..................           12.41                  --
Multimanager Large Cap Core Equity (r).................           10.03                  --
Multimanager Large Cap Growth (r)......................            7.86                  --
Multimanager Large Cap Value (r).......................           10.80                  --
Multimanager Mid Cap Growth (r)........................           10.73                  --
Multimanager Mid Cap Value (r).........................            8.68                  --
Multimanager Multi-Sector Bond (k) ( r)................   1.56 to  4.67                  --
Multimanager Small Cap Growth (u)......................   9.43 to 10.27       6.81 to   7.54
Multimanager Small Cap Value (r).......................           12.19                  --
Multimanager Technology (r)............................           11.02                  --
Oppenheimer Global Securities Fund/VA..................           16.95                13.69
PIMCO Global Bond (Unhedged)...........................            4.27               (6.95)
The Universal Institutional Funds, Inc. Emerging
Markets Debt...........................................           10.80                12.27
The Universal Institutional Funds, Inc. Global Value
Equity.................................................  20.75 to 21.21       5.43 to   5.87
Van Eck Worldwide Bond.................................            6.44               (3.02)
Van Eck Worldwide Emerging Markets.....................           39.50                32.03
Van Eck Worldwide Hard Assets..........................           24.47                51.69

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of divident income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to a net asset value per Unit. Charges made directly to Contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the subaccount.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b) Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Equity Growth PLUS was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.
(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(j) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006.
(k) Multimanager Multi-Sector Bond was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2009


7.  Financial Highlights (Concluded)

(m)  EQ/Mid Cap Index was substituted for Old Mutual Mid-Cap on November 3,
     2006.
(n)  EQ/Core Bond Index was substituted for PIMCO Real Return on November 3,
     2006.
(o) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006.
(p) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006.
(q) EQ/Global Multi-Sector Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
(r)  Units were made available for sale on September 8, 2006.
(s) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007.
(t) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(u) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(v) EQ/Common Stock Index was substituted for Dreyfus VIF Appreciation on August 17, 2007.
(w) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
(x) EQ/Large Cap Value PLUS was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007.
(y) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007
(z) EQ/Mid Cap Value PLUS was substituted for UIF U.S. Real Estate on August 17, 2007.
(aa) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007.
(ab) Fidelity VIP Contrafund was substituted for UIF Equity Growth on August 17, 2007.
(ac) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
(ad) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
(ae) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007.
(af) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007.
(ag) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
(ah) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
(ai) EQ/Mid Cap Index was substituted for AIM V.I. MidCap Core Equity on November 16, 2007.
(aj) EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Income on November 16, 2007.
(ak) EQ/Core Bond Index was substituted for UIF Core Plus Fixed Bond on November 16, 2007.
(al) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
(am) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
(an) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007.
(ao) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007.
(ap) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007.
(aq) Units were made available for sale on April 27, 2007.
(ar) Units were made available for sale on August 17, 2007.
(as) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009. (See Note 6)
(at) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(au) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(av) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009. (See Note 6)
(aw) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(ax) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009. (See Note 6)
(ay) Units were made available for sale on September 18, 2009.
(az) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(ba) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(bb) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(bc) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO FINANCIAL STATEMENTS AND SCHEDULES

                     MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm...................   F-1

Financial Statements:
   Balance Sheets, December 31, 2009 and December 31, 2008 ...............   F-2
   Statements of Earnings (Loss), Years Ended December 31,
     2009, 2008 and 2007..................................................   F-3
   Statements of Shareholder's Equity and Comprehensive Income (Loss),
     Years Ended December 31, 2009, 2008 and 2007.........................   F-4
   Statements of Cash Flows, Years Ended December 31, 2009,
     2008 and 2007........................................................   F-5
   Notes to Financial Statements..........................................   F-6

             Report of Independent Registered Public Accounting Firm


To the Board of Directors and Shareholder of MONY Life Insurance Company of America


In our opinion, the accompanying balance sheets and the related statements of earnings (loss), of shareholder's equity and comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2009 and 2008 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company changed its methods of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009, fair value measurement on January 1, 2008 and for uncertainty in income taxes on January 1, 2007.





/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2010

                                            MONY LIFE INSURANCE COMPANY OF AMERICA
                                                         BALANCE SHEETS
                                                   DECEMBER 31, 2009 AND 2008

                                                                                           2009              2008
                                                                                     ----------------- ------------------
                                                                                               (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value..............................  $        1,962.0  $      1,690.2
   Mortgage loans on real estate...................................................             149.1           176.2
   Policy loans....................................................................             124.6           122.4
   Other invested assets...........................................................              81.4            85.2
                                                                                     ----------------- ------------------
     Total investments.............................................................           2,317.1         2,074.0
Cash and cash equivalents..........................................................              56.9           115.9
Amounts due from reinsurers........................................................             135.8           174.8
Deferred policy acquisition costs..................................................             173.8           151.7
Value of business acquired.........................................................             147.5           222.4
Other assets.......................................................................              29.6            43.1
Separate Accounts' assets..........................................................           1,832.2         1,726.8
                                                                                     ----------------- ------------------

TOTAL ASSETS ......................................................................  $        4,692.9  $      4,508.7
                                                                                     ================= ==================

LIABILITIES
Policyholders' account balances....................................................  $        1,773.9  $      1,822.1
Future policy benefits and other policyholders liabilities.........................             360.1           397.3
Other liabilities..................................................................              37.0            66.1
Note payable to affiliate..........................................................              19.7            23.6
Income taxes payable...............................................................              99.9            22.4
Separate Accounts' liabilities.....................................................           1,832.2         1,726.8
                                                                                     ----------------- ------------------
     Total liabilities.............................................................           4,122.8         4,058.3
                                                                                     ----------------- ------------------
Commitments and contingent liabilities (Notes 2, 5, 8, 9, and 13)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding..............................................               2.5             2.5
Capital in excess of par value.....................................................             511.8           510.8
Retained earnings..................................................................              66.8            55.5
Accumulated other comprehensive loss...............................................             (11.0)         (118.4)
                                                                                     ----------------- ------------------
     Total shareholder's equity....................................................             570.1           450.4
                                                                                     ----------------- ------------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY.........................................  $        4,692.9  $      4,508.7
                                                                                     ================= ==================



                       See Notes to Financial Statements.


                                             MONY LIFE INSURANCE COMPANY OF AMERICA
                                                  STATEMENTS OF EARNINGS (LOSS)
                                          YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                2009                2008                2007
                                                         ------------------- ------------------- --------------------
                                                                                (IN MILLIONS)
REVENUES
Variable life and investment-type product
    policy fee income..................................   $        129.5     $          147.4    $          160.7
Premiums...............................................             39.5                 44.6                45.8
Net investment income..................................            121.7                126.3               137.3
Investment losses, net:................................
   Total other-than-temporary impairment losses........            (52.7)               (38.4)              (19.8)
   Portion of loss recognized in other
    comprehensive income...............................               .2                  -                   -
                                                         ------------------- ------------------- --------------------
      Net impairment losses recognized.................            (52.5)               (38.4)              (19.8)
   Other investment losses, net........................             (3.0)                 (.4)               (2.2)
                                                         ------------------- ------------------- --------------------
      Total investment losses, net.....................            (55.5)               (38.8)              (22.0)
                                                         ------------------- ------------------- --------------------
Other income...........................................             10.8                 10.1                16.1
(Decrease) increase in fair value of
    reinsurance contracts..............................             (6.9)                 8.4                 -
                                                         ------------------- ------------------- --------------------
      Total revenues...................................            239.1                298.0               337.9
                                                         ------------------- ------------------- --------------------
BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits................................             84.0                119.6               100.1
Interest credited to policyholders' account balances...             70.8                 73.4                79.5
Compensation and benefits..............................             26.2                 29.1                21.4
Commissions............................................             30.8                 43.0                44.9
Interest expense.......................................              1.5                  1.7                 2.0
Amortization of deferred policy acquisition costs and
    value of business acquired.........................             23.4                 88.0                74.2
Capitalization of deferred policy acquisition costs....            (28.9)               (36.6)              (36.4)
Rent expense...........................................              3.8                  4.7                 3.6
Other operating costs and expenses.....................             25.8                 35.4                33.8
                                                         ------------------- ------------------- --------------------
      Total benefits and other deductions..............            237.4                358.3               323.1
                                                         ------------------- ------------------- --------------------
Earnings (loss) before income taxes....................              1.7                (60.3)               14.8
Income taxes benefit (expense).........................              3.2                 (5.8)               (1.1)
                                                         ------------------- ------------------- --------------------
Net Earnings (Loss)....................................   $          4.9     $          (66.1)   $           13.7
                                                         =================== =================== ====================




                       See Notes to Financial Statements.


                                             MONY LIFE INSURANCE COMPANY OF AMERICA
                               STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
                                          YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007


                                                                             2009               2008               2007
                                                                       ----------------- ------------------ -------------------
                                                                                            (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year..............    $         2.5      $          2.5     $          2.5
                                                                       ----------------- ------------------ -------------------

Capital in excess of par value, beginning of year..................            510.8               501.7              498.5
Changes in capital in excess of par value..........................              1.0                 9.1                3.2
                                                                       ----------------- ------------------ -------------------
Capital in excess of par value, end of year........................            511.8               510.8              501.7
                                                                       ----------------- ------------------ -------------------

Retained earnings, beginning of year...............................             55.5               121.6              107.9
Net earnings (loss)................................................              4.9               (66.1)              13.7
Impact of implementing new accounting guidance, net of taxes.......              6.4                 -                  -
                                                                       ----------------- ------------------ -------------------
Retained earnings, end of year.....................................             66.8                55.5              121.6
                                                                       ----------------- ------------------ -------------------

Accumulated other comprehensive loss, beginning of year............           (118.4)              (26.5)             (11.1)
Impact of implementing new accounting guidance, net of taxes.......             (6.4)                -                  -
Other comprehensive income (loss)..................................            113.8               (91.9)             (15.4)
                                                                       ----------------- ------------------ -------------------
Accumulated other comprehensive loss, end of year..................            (11.0)             (118.4)             (26.5)
                                                                       ----------------- ------------------ -------------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR............................    $       570.1      $        450.4     $        599.3
                                                                       ================= ================== ===================

COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)...........................................         $         4.9      $        (66.1)    $         13.7
                                                                       ----------------- ------------------ -------------------

Change in unrealized gains (losses),
  net of reclassification adjustment..........................                 113.8               (91.9)             (15.4)
                                                                       ----------------- ------------------ -------------------
Other comprehensive income (loss).............................                 113.8               (91.9)             (15.4)
                                                                       ----------------- ------------------ -------------------
Comprehensive Income (Loss)...................................         $       118.7      $       (158.0)    $         (1.7)
                                                                       ================= ================== ===================



                       See Notes to Financial Statements.


                                             MONY LIFE INSURANCE COMPANY OF AMERICA
                                                    STATEMENTS OF CASH FLOWS
                                          YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                                      2009              2008              2007
                                                                                ---------------  ----------------- -----------------
                                                                                                    (IN MILLIONS)

Net earnings (loss)............................................................ $         4.9     $        (66.1)   $          13.7
   Adjustments to reconcile net earnings (loss) to net cash (used in)
   provided by operating activities:
      Interest credited to policyholders' account balances.....................          70.8               73.4               79.5
      Variable life and investment-type product policy fee income..............        (129.5)            (147.4)            (160.7)
      Change in accrued investment income......................................            .7                1.0                2.1
      Investment losses, net...................................................          55.5               38.8               22.9
      Change in deferred policy acquisition costs and
        value of business acquired.............................................          (5.5)              51.4               37.8
      Change in fair value of guaranteed minimum income benefit
        reinsurance contract...................................................           6.9               (8.4)               -
      Change in future policy benefits.........................................          (4.8)              12.6               15.9
      Change in other policyholders liabilities................................          (4.3)              34.7               (8.0)
      Change in income tax payable.............................................          16.0               19.9               (3.7)
      Provision for depreciation and amortization..............................           5.7                6.7                7.7
      Dividend from AllianceBernstein..........................................           4.5                4.7                6.4
      Other, net...............................................................         (21.4)               8.0                7.4
                                                                                ---------------  ----------------- -----------------
Net cash (used in) provided by operating activities............................           (.5)              29.3               21.0
                                                                                ---------------  ----------------- -----------------
Cash flows from investing activities:
    Maturities and repayments of fixed maturities and mortgage loans...........         106.4              190.1              261.1
    Sales of investments.......................................................          93.4               30.7               69.0
    Purchases of investments...................................................        (265.8)            (128.4)            (260.4)
    Other, net.................................................................          (4.8)              (4.5)             (14.8)
                                                                                ---------------  ----------------- -----------------

Net cash (used in) provided by investing activities............................         (70.8)              87.9               54.9
                                                                                ---------------  ----------------- -----------------
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.................................................................         176.0              287.0              334.0
      Withdrawals and transfers to Separate Accounts...........................        (159.8)            (337.2)            (416.0)
   Repayments of note to affiliate.............................................          (3.9)              (3.6)              (3.4)
   Other, net  ................................................................           -                  -                  3.2
                                                                                ---------------  ----------------- -----------------

Net cash provided by (used in) financing activities............................          12.3              (53.8)             (82.2)
                                                                                ---------------  ----------------- -----------------

Change in cash and cash equivalents............................................         (59.0)              63.4               (6.3)
Cash and cash equivalents, beginning of year...................................         115.9               52.5               58.8
                                                                                ---------------  ----------------- -----------------

Cash and Cash Equivalents, End of Year......................................... $        56.9     $        115.9    $          52.5
                                                                                ===============  ================= =================
Supplemental cash flow information:
   Interest Paid............................................................... $         1.5     $          1.7    $           2.0
                                                                                ===============  ================= =================
Schedule of non-cash financing activities:
   Shared-based Programs....................................................... $         1.0     $           .7    $           3.1
                                                                                ===============  ================= =================


                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                          NOTES TO FINANCIAL STATEMENTS


1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French parent company for an international group of insurance and related financial services companies.


2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair statement of the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The years "2009", "2008" and "2007" refer to the years ended December 31, 2009, 2008 and 2007, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

      Accounting Changes
      ------------------

      Beginning second quarter 2009, MLOA implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For Available for Sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

      The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings, as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings.

      As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities then held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $6.4 million as of that date with a corresponding decrease to accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $13.6 million, that is the amount of the cumulative effect adjustment, pre-DAC and tax. The fair value of AFS debt securities at April 1, 2009 was not changed as a result of the implementation of this guidance.

      (Loss) earnings from continuing operations, net of income taxes, and Net
      (loss) earnings attributable to MLOA for 2009 reflected increases of $0.2 million from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The financial statements have been modified to separately present the total OTTI recognized in Investment (losses) gains, net with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the statements of earnings, and to present the OTTI recognized in AOCI on the face of the statements of shareholder's equity and comprehensive income for all periods subsequent to adoption of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows and credit losses, including the methodologies and significant inputs used to determine those amounts.

      Effective April 1, 2009, MLOA implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, MLOA concluded under previous guidance that markets for certain Commercial Mortgage-backed Securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have an impact on MLOA's results of operations or financial position. At December 31, 2009 and 2008, the fair value of MLOA's CMBS portfolio was $63.6 million and $100.8 million.

      Effective January 1, 2008, MLOA implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. MLOA's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance contract treated as a derivative, resulting in an increase in net loss of $0.6 million, related to an increase in the fair value of the GMIB reinsurance contract liability of $1.4 million, offset by a decrease in related DAC amortization of $0.4 million and a decrease of $0.4 million to deferred income taxes. This increase in the GMIB reinsurance contract's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

      Effective January 1, 2008, new guidance permitted entities to elect to measure existing eligible financial assets and liabilities at fair value under the "fair value option." The objective is to provide entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management elected not to adopt the fair value option.

      On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to MLOA's annual impairment testing of other intangible assets until December 31, 2009. The adoption of this guidance did not have a significant impact on the methodologies, assumptions or inputs used to measure fair value for these impairment assessments.

      Effective December 31, 2008, MLOA adopted the new guidance for beneficial interests in securitized financial interests. The guidance conformed the other-than-temporary impairment assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $125.7 million and $69.0 million, respectively, at December 31, 2009 and $139.8 million and $90.0 million, respectively, at December 31, 2008 were impacted by this amendment. Adoption of this new guidance did not have an impact on MLOA's results of operations or financial position.

      On January 1, 2007, MLOA adopted new guidance for accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This guidance requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of this guidance did not have a material impact on MLOA's results of operations or financial position.

      New Accounting Pronouncements
      -----------------------------

      On June 12, 2009, the FASB issued new guidance that eliminates the concept of qualifying special-purpose entities ("QSPEs") and their exemption from consolidation in the financial statements of a transferor of financial assets. In addition, the new guidance modifies and clarifies the conditions for derecognition of transferred financial assets, including partial transfers and subsequent measurement of retained interests. Enhanced disclosure also is required about financial asset transfers and any continuing involvement of the transferor. For calendar-year financial statements, such as those of MLOA, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Management does not expect the implementation will have a material effect on MLOA's financial statements.

      Also issued by the FASB on June 12, 2009 was new guidance that modifies the approach and increases the frequency for assessing whether a variable interest entity ("VIE") must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year financial statements, such as those of MLOA, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Earlier application is prohibited. Management is currently evaluating the impact this new guidance may have on MLOA.

      Investments
      -----------

      The carrying values of fixed maturities classified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment (losses) gains, net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      As further described in Note 5, MLOA determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

      MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

      If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

      Mortgage loans on real estate are reported at their unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for the consolidation of VIEs are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet the guidance requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. Certain partnerships report their results on a one quarter lag basis.

      Equity securities include common stock classified as available for sale securities are carried at fair value and are included in Other invested assets.

      Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

      Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

      All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      --------------------------------------------------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

      Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes and amounts attributable to DAC and VOBA related to variable life and investment-type products.

      Fair Value of Other Financial Instruments
      -----------------------------------------

      Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

        Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
        Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
        Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

      At December 31, 2009, investments classified as Level 1 comprise approximately 49.1% of invested assets measured at fair value on a recurring basis and primarily include cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

      At December 31, 2009, investments classified as Level 2 comprise approximately 48.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by MLOA and the resulting prices determined to be representative of exit values.

      Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2009, approximately $50.3 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

      At December 31, 2009, investments classified as Level 3 comprise approximately 2.6% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2009 were approximately $32.5 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $69.1 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2009. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche for which limited trading continued. Consequently, MLOA instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third-party service. At December 31, 2009, MLOA continued to apply this methodology to produce a more representative measure of the fair values of these CMBS holdings in the circumstances.

      Level 3 also includes the GMIB reinsurance asset that is accounted for as a derivative contract. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Incremental adjustment is made to the resulting fair values of the GMIB asset to reflect deterioration in the claims-paying ratings of counterparties to the reinsurance treaties and of MLOA, respectively. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2009 to recognize incremental counterparty non-performance risk.

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

      The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected cash flows. Expected cash flows are discounted back to the present at the current market rates.

      The fair value for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with the purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      Amortization Policy. For variable life and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2009, the average gross short-term and long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.0% net of product weighted average Separate Account fees) and 0% (1.8% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2009, current projections of future average gross market returns assume a 0% annualized return for the next five quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after eight quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

      The investment results of Separate Accounts, including unrealized (losses) gains on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2009, 2008 and 2007, investment results of such Separate Accounts were $393.9 million, $(835.3) million and $272.1 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Discontinued operations include real estate held-for-sale.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

         o Management having the authority to approve the action commits the organization to a plan to sell the property.
         o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
         o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
         o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
         o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
         o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years in the period ended December 31, 2009 were not significant.

3)    INVESTMENTS

      Fixed Maturities and Equity Securities
      --------------------------------------

      The following table provides additional information relating to fixed maturities classified as available for sale; no equity securities were classified as available for sale at December 31, 2009 or 2008.

                                               AVAILABLE FOR SALE SECURITIES BY CLASSIFICATION

                                                                     GROSS            GROSS
                                                                  UNREALIZED       UNREALIZED                           OTTI
                                                AMORTIZED COST       GAINS           LOSSES         FAIR VALUE       IN AOCI(3)
                                               ----------------  ---------------- ---------------- ---------------- --------------
                                                                                 (IN MILLIONS)
DECEMBER 31, 2009:
------------------
Fixed Maturities:
   Corporate...............................      $    1,588.9    $       72.6     $       18.9     $    1,642.6     $        -
   U.S. Treasury, government
     and agency............................              71.5             1.1              2.2             70.4              -
   States and political subdivisions.......              19.4             -                1.3             18.1              -
   Foreign governments.....................               4.1              .1               .1              4.1              -
   Commercial mortgage-backed..............             120.2             -               56.7             63.5               .2
   Residential mortgage-backed (1).........              49.0             1.2              -               50.2              -
   Asset-backed (2)........................               9.7              .6               .1             10.2              -
   Redeemable preferred stock..............             123.4             -               20.5            102.9              -
                                               ----------------  ---------------- ---------------- ---------------- --------------
Total at December 31, 2009.................      $    1,986.2    $       75.6     $       99.8     $    1,962.0     $         .2
                                               ================  ================ ================ ================ ==============
December 31, 2008
-----------------
Fixed Maturities:
   Corporate...............................      $    1,565.7    $       10.7     $      150.5     $    1,425.9
   U.S. Treasury, government
     and agency............................              47.8             3.3              -               51.1
   States and political subdivisions.......               2.9             -                 .4              2.5
   Foreign governments.....................               4.1              .5              -                4.6
   Commercial mortgage-backed..............             149.7             -               48.9            100.8
   Residential mortgage-backed (1).........              17.9              .7              -               18.6
   Asset-backed (2)........................               9.8             -                2.0              7.8
   Redeemable preferred stock..............             136.7             -               57.8             78.9
                                               ----------------  ---------------- ---------------- ----------------
Total at December 31, 2008.................      $    1,934.6    $       15.2     $      259.6     $    1,690.2
                                               ================  ================ ================ ================

      (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations
      (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans
      (3) Amounts represent OTTI losses in AOCI, which were not included in earnings as a result of the adoption of new guidance on April 1, 2009

      The contractual maturities of AFS fixed maturities at December 31, 2009 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less..............................................    $        46.7      $       47.2
        Due in years two through five........................................            699.5             731.4
        Due in years six through ten.........................................            772.8             793.2
        Due after ten years..................................................            164.9             163.4
                                                                                ----------------   -----------------
           Subtotal..........................................................          1,683.9           1,735.2
        Commercial mortgage-backed bonds.....................................            120.2              63.5
        Residential mortgage-backed bonds....................................             49.0              50.2
        Asset-backed bonds                                                                 9.7              10.2
                                                                                ----------------   -----------------
        Total................................................................    $     1,862.8      $    1,859.1
                                                                                ================   =================


      During 2009, MLOA recognized OTTI of $52.7 million on AFS fixed maturities, comprised of $52.5 million credit losses recognized in earnings and $0.2 million non-credit related losses recognized in OCI. At December 31, 2009, no additional OTTI was recognized in earnings related to AFS fixed maturities as MLOA did not intend to sell and did not expect to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

      The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                                           FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS
                                                          (IN MILLIONS)
      Balance at March 31, 2009.................................................................     $         -
      Cumulative adjustment related to implementing new guidance on April 1, 2009...............             (19.1)
      Previously recognized impairments on securities that matured, paid, prepaid or sold.......              18.0
      Previously recognized impairments on securities impaired to fair value this period (1)....               -
      Impairments recognized this period on securities not previously impaired..................             (52.5)
      Additional impairments this period on securities previously impaired......................               -
      Increases due to passage of time on previously recorded credit losses.....................               -
      Accretion of previously recognized impairments due to increases in expected cash flows....               -
                                                                                                    -------------------
      Balance at December 31, 2009..............................................................     $       (53.6)
                                                                                                    ===================

      (1) Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

      Net unrealized investment gains (losses) on fixed maturities and equity securities classified as available-for-sale are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                    DECEMBER 31,        December 31,
                                                                                        2009                2008
                                                                                   ----------------   -----------------
                                                                                              (IN MILLIONS)
         AFS Securities:
            Fixed maturities:
              With OTTI loss......................................................  $         (.4)     $         -
              All other...........................................................          (23.8)            (244.4)
            Equity securities.....................................................            -                  -
                                                                                   ----------------   -----------------
          Net Unrealized Losses...................................................  $       (24.2)     $      (244.4)
                                                                                   ================   =================

      Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:


                                       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI
                                              NET                                                  DEFERRED           (LOSS)
                                          UNREALIZED                                                INCOME        RELATED TO NET
                                             GAINS                                                   TAX            UNREALIZED
                                          (LOSSES) ON         DAC AND        POLICYHOLDERS       (LIABILITY)        INVESTMENT
                                          INVESTMENTS           VOBA          LIABILITIES           ASSET         GAINS (LOSSES)
                                        ----------------   ---------------  ----------------    ---------------  -----------------
                                                                             (IN MILLIONS)
Balance, January 1, 2009..............  $         -        $          -     $          -        $          -     $            -
Cumulative impact of implementing
  new guidance on April 1, 2009.......            -                   -                -                   -                  -
Net investment gains (losses)
  arising during the year.............            (.1)                -                -                   -                  (.1)
Reclassification adjustment for
  OTTI losses:
     Included in Net earnings (loss)..            -                   -                -                   -                  -
     Excluded from
       Net earnings (loss)(1)........             (.2)                -                -                   -                  (.2)
Impact of net unrealized investment
  gains (losses) on:
     DAC and VOBA.....................            -                    .1              -                   -                   .1
     Deferred income taxes............            -                   -                -                   -                  -
     Policyholders liabilities........            -                   -                -                   -                  -
                                        ----------------   ---------------  ----------------    ---------------  -----------------
BALANCE, DECEMBER 31, 2009............  $         (.3)     $           .1   $          -        $          -     $            (.2)
                                        ================   ===============  ================    ===============  =================

      (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.


                                                  ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                                       AOCI
                                               NET                                                DEFERRED            (LOSS)
                                           UNREALIZED                                              INCOME         RELATED TO NET
                                              GAINS                                                  TAX            UNREALIZED
                                           (LOSSES) ON        DAC AND         POLICYHOLDERS      (LIABILITY)        INVESTMENT
                                           INVESTMENTS          VOBA           LIABILITIES          ASSET         GAINS (LOSSES)
                                         ----------------  ---------------   ----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2009.............    $      (244.4)    $         62.2    $           -     $         63.8    $        (118.4)
Cumulative impact of implementing
  new guidance on April 1, 2009......            (13.6)               3.8                -                3.4               (6.4)
Net investment gains (losses)
  arising during the year............            220.6                -                  -                -                220.6
Reclassification adjustment for
  OTTI (losses):
     Included in Net earnings (loss).             13.4                -                  -                -                 13.4
     Excluded from
      Net earnings (loss)(1).........               .2                -                  -                -                   .2
Impact of net unrealized investment
  gains (losses) on:
     DAC and VOBA....................              -                (58.5)               -                -                (58.5)
     Deferred income taxes...........              -                  -                  -              (61.4)             (61.4)
     Policyholders liabilities.......              -                  -                  -                -                  -
                                         ----------------  ---------------   ----------------  ----------------  -----------------
BALANCE, DECEMBER 31, 2009...........    $       (23.8)    $          7.5    $           -     $          5.8    $         (10.5)
                                         ================  ===============   ================  ================  =================


      (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings for securities with no prior OTTI loss.

      The following tables disclose the fair values and gross unrealized losses of the 145 issues at December 31, 2009 and the 294 issues at December 31, 2008 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                                     DECEMBER 31, 2009
                                --------------------------------------------------------------------------------------------
                                   LESS THAN 12 MONTHS (1)         12 MONTHS OR LONGER (1)               TOTAL
                                ----------------------------- ------------------------------ -------------------------------
                                                    GROSS                           GROSS                         GROSS
                                                  UNREALIZED                     UNREALIZED                     UNREALIZED
                                  FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                                ------------- --------------- ---------------- ------------- ----------------- -------------
                                                                       (IN MILLIONS)
      Fixed Maturities:
        Corporate.............. $       159.5   $       (4.4)  $      176.7    $      (14.5)  $      336.2     $    (18.9)
        U.S. Treasury,
          government and
          agency...............          39.4           (2.2)           -               -             39.4           (2.2)
        States and political
          subdivisions.........          15.3           (1.2)           1.7             (.1)          17.0           (1.3)
        Foreign governments....           1.9            (.1)           -               -              1.9            (.1)
        Commercial
          mortgage-backed......           2.8           (1.4)          60.7           (55.3)          63.5          (56.7)
        Residential
          mortgage-backed......           -              -              -               -              -              -
        Asset-backed...........           5.4            (.1)           -               -              5.4            (.1)
        Redeemable preferred
          stock................            .1            -             97.4           (20.5)          97.5          (20.5)
                                ------------- --------------- ---------------- ------------- ----------------- -------------

                                $       224.4   $       (9.4)  $      336.5    $      (90.4)  $      560.9     $    (99.8)
                                ============= =============== ================ ============= ================= =============

      (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance on April 1, 2009.


                                                                     December 31, 2008
                                --------------------------------------------------------------------------------------------
                                     Less Than 12 Months            12 Months or Longer                   Total
                                ----------------------------- ------------------------------ -------------------------------
                                                    Gross                          Gross                         Gross
                                                  Unrealized                    Unrealized                     Unrealized
                                  Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                ------------- --------------- ---------------- ------------- ----------------- -------------
                                                                       (In Millions)
      Fixed Maturities:
        Corporate.............. $       790.9   $      (71.7)  $      329.2    $      (78.8)  $    1,120.1     $   (150.5)
        U.S. Treasury,
          government and
          agency...............           -              -              -               -              -              -
        States and political
          subdivisions.........           2.5            (.4)           -               -              2.5            (.4)
        Foreign governments....           -              -              -               -              -              -
        Commercial
           mortgage-backed....           14.3           (1.1)          86.5           (47.8)         100.8          (48.9)
        Residential
           mortgage-backed.....           -              -              -               -              -              -
        Asset-backed...........            .6            (.1)           2.9            (1.9)           3.5           (2.0)
        Redeemable preferred
          stock................          11.5           (7.2)          67.5           (50.6)          79.0          (57.8)
                                ------------- --------------- ---------------- ------------- ----------------- -------------

                                $       819.8   $      (80.5)  $      486.1    $     (179.1)  $    1,305.9     $   (259.6)
                                ============= =============== ================ ============= ================= =============

      MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.72% of total investments. The largest exposure to a single issuer of corporate securities held at December 31, 2009 and 2008 was $39.9 million and $39.8 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2009 and 2008, respectively, approximately $179.0 million and $87.7 million, or 9.0% and 4.5%, of the $1,986.2 million and $1,934.6 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $56.2 million and $19.0 million at December 31, 2009 and 2008, respectively.

      MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2009, MLOA owned $4.8 million in RMBS backed by subprime residential mortgage loans, and zero in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

      At December 31, 2009, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $7.8 million.

      For 2009, 2008 and 2007, respectively, net investment income is shown net of investment expenses of $4.6 million, $5.9 million and $7.2 million.

      Mortgage Loans
      --------------

      Impaired mortgage loans along with the related investment valuation allowances at December 31, 2009 and 2008 follow:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances...........  $        10.6      $         -
        Impaired mortgage loans without investment valuation allowances........            -                  0.3
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgage loans.........................           10.6                0.3
        Investment valuation allowances........................................           (2.3)               -
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $         8.3      $         0.3
                                                                                ================   =================

      During 2009, 2008 and 2007, respectively, MLOA's average recorded investment in impaired mortgage loans was $6.4 million, $0.2 million and $0.8 million. Interest income recognized on impaired mortgage loans for 2009, 2008 and 2007, respectively, of $0.4 million, zero and zero.

      At December 31, 2009 and 2008, respectively, the carrying values of mortgage loans on real estate that had been classified as nonaccrual loans were $8.3 million and zero.

      Equity Investments
      ------------------

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2009 and 2008 were $2.7 million and $2.9 million, respectively.

      The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                                                        2009                2008
                                                                                   ----------------   -----------------
                                                                                              (IN MILLIONS)

        Balance at January 1....................................................    $        81.7      $        49.3
        Purchase of Units.......................................................              -                 33.2
        Equity in net earnings..................................................              4.9                3.9
        Impact of issuance of AllianceBernstein Units...........................             (3.6)               -
        Dividends received......................................................             (4.5)              (4.7)
                                                                                   ----------------   -----------------
        Balance at December 31..................................................    $        78.5      $        81.7
                                                                                   ================   =================


4)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset at December 31, 2009 and 2008:

                                                                      LESS:
                                                  GROSS            ACCUMULATED
                                                CARRYING          AMORTIZATION
                                                 AMOUNT          AND OTHER (1)            NET
                                            ------------------ ------------------- ------------------
                                                                 (IN MILLIONS)
 VOBA
 ----
   DECEMBER 31, 2009......................  $       416.5      $      (269.0)      $        147.5
                                            ================== =================== ==================

   December 31, 2008......................  $       416.5      $      (194.1)      $        222.4
                                            ================== =================== ==================

      (1) Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 MODCO recapture.

      For 2009, 2008 and 2007, total amortization expense related to VOBA was $16.6 million, $58.1 million and $59.7 million, respectively. VOBA amortization is estimated to range between $25.5 million and $14.0 million annually through 2014.

5)    FAIR VALUE DISCLOSURES

      Assets measured at fair value on a recurring basis are summarized below as of the dates indicated:

                                          FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009

                                                  LEVEL 1             LEVEL 2            LEVEL 3              TOTAL
                                              ----------------    ----------------    ---------------    ----------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available-for-sale..
      Corporate.........................      $          -        $       1,618.9     $         23.7     $      1,642.6
      U.S. Treasury, government
        and agency......................                 -                   70.4                -                 70.4
      States and political subdivisions.                 -                   18.1                -                 18.1
      Foreign governments...............                 -                    4.1                -                  4.1
      Commercial mortgage-backed........                 -                    -                 63.5               63.5
      Residential mortgage-backed(1)....                 -                   50.2                -                 50.2
      Asset-backed(2)...................                 -                    4.7                5.5               10.2
      Redeemable preferred stock........                17.3                 80.0                5.6              102.9
                                              ----------------    ----------------    ---------------    ----------------
        Subtotal........................                17.3              1,846.4               98.3            1,962.0
                                              ----------------    ----------------    ---------------    ----------------
   Other equity investments.............                  .8                  -                  -                   .8
Cash equivalents........................                51.5                  -                  -                 51.5
GMIB reinsurance contracts..............                 -                    -                  1.4                1.4
Separate Accounts' assets...............             1,817.5                 14.7                -              1,832.2
                                              ----------------    ----------------    ---------------    ----------------
      Total Assets......................      $      1,887.1      $       1,861.1     $         99.7     $       3,847.9
                                              ================    ================    ===============    ================

(1) Includes publicly traded agency pass-through securities and collateralized obligations.
(2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.


                                            Fair Value Measurements At December 31, 2008

                                                 Level 1             Level 2            Level 3               Total
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (In Millions)
ASSETS
Investments:
    Fixed maturities available-for-sale      $         12.7      $       1,535.0    $         142.5     $       1,690.2
    Other equity investments..........                   .5                  -                  -                    .5
Cash equivalents......................                109.4                  -                  -                 109.4
GMIB reinsurance contracts............                  -                    -                  8.3                 8.3
Separate Accounts' assets.............              1,712.3                 14.5                -               1,726.8
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets....................       $      1,834.9      $       1,549.5    $         150.8     $        3,535.2
                                             ================    ================   ================    ==================

      The table below presents a reconciliation for all Level 3 assets at December 31, 2009 and 2008, respectively.

                                                                  LEVEL 3 INSTRUMENTS
                                                                FAIR VALUE MEASUREMENTS
                                                                     (IN MILLIONS)

                                                        US        STATE AND
                                                     TREASURY,    POLITICAL                 COMMERCIAL     RESIDENTIAL
                                                     GOVT AND       SUB-      FOREIGN       MORTGAGE-       MORTGAGE-
                                        CORPORATE     AGENCY      DIVISIONS     GOVTS         BACKED         BACKED     ASSET-BACKED
                                      ------------  -----------  ----------- -----------  --------------  ------------  ------------
Full Year 2009:
Balance, January 1, 2009...........   $     51.1    $      -     $      -     $      -    $        86.5    $      -      $     4.9
Total gains (losses), realized and
  unrealized, included in:
Earnings as:
Net investment income..............          (.1)          -            -            -               .3           -            -
Investment gains (losses), net.....          -             -            -            -            (14.3)          -           (5.0)
(Decrease) increase in the fair
  value of the reinsurance
  contracts........................          -             -            -            -              -             -            -
                                      ------------  -----------  ----------- -----------  --------------  ------------  ------------
    Subtotal.......................          (.1)          -            -            -            (14.0)          -           (5.0)
                                      ------------  -----------  ----------- -----------  --------------  ------------  ------------
Other comprehensive income.........          1.3           -            -            -             (9.0)          -             .7
Purchases/issuances................          -             -            -            -              -             -            -
Sales/settlements..................         (7.6)          -            -            -              -             -            4.9
Transfers into/out
  of Level 3 (2)...................        (21.0)          -            -            -              -             -            -
                                      ------------  -----------  ----------- -----------  --------------  ------------  ------------
BALANCE, DEC. 31, 2009.........       $     23.7    $      -     $      -     $      -    $        63.5    $      -      $     5.5
                                      ============  ============ =========== ===========  ==============  ============  ============

      (1)  Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                    REDEEM-
                                      ABLE              OTHER             OTHER             GMIB            SEPARATE
                                   PREFERRED            EQUITY           INVESTED       REINSURANCE         ACCOUNTS
                                     STOCK          INVESTMENTS(1)        ASSETS         CONTRACTS           ASSETS
                                 ---------------   -----------------    -----------    ---------------    --------------
Balance, January 1, 2009.....    $         -       $         -          $        -     $         8.3      $          -
 Total gains (losses),
  realized and unrealized,
  included in:
Earnings as:
 Net investment income.......              -                 -                   -               -                   -
 Investment gains
  (losses), net..............            (25.1)              -                   -               -                   -
 (Decrease) increase
   in the fair value of the
   reinsurance contracts.....              -                 -                   -              (7.5)                -
                                 ---------------   -----------------    -----------    ---------------    --------------
     Subtotal................            (25.1)              -                   -              (7.5)                -
                                 ---------------   -----------------    -----------    ---------------    --------------
 Other comprehensive
     income..................             19.3               -                   -               -                   -
Purchases/issuances..........              -
Sales/settlements............              -                 -                   -                .6                 -
Transfers into/out of
    Level 3 (2)..............             11.4               -                   -               -                   -
                                 ---------------   -----------------    -----------    ---------------    --------------
BALANCE, DEC. 31, 2009.......    $         5.6     $         -          $        -     $         1.4      $          -
                                 ===============   =================    ===========    ===============    ==============

      (1)  Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                        Fixed
                                     Maturities            Other            Other          Separate           GMIB
                                      Available           Equity           Invested        Accounts       Reinsurance
                                      For Sale        Investments(1)        Assets          Assets         Contracts
                                    --------------    ----------------    -----------    -------------   ---------------
 Balance, Dec. 31, 2007.......      $      167.0      $        -          $     -        $      -        $          (.1)
  Impact of adopting
   fair value guidance
   included in earnings ......               -                 -                -               -                  (1.4)
                                    --------------    ----------------    -----------    -------------   ---------------
  Balance, Jan. 1, 2008.......             167.0               -                -               -                  (1.5)
                                    --------------    ----------------    -----------    -------------   ---------------
  Total gains (losses),
    realized and unrealized,
    included in:
     Earnings as:
      Net investment income...               (.2)              -                -               -                   -
      Investment gains
       (losses), net..........             (10.0)              -                -               -                   -
      (Decrease) increase in
       the fair value of the
       reinsurance contracts..               -                 -                -               -                   9.0
                                    --------------    ----------------    -----------    -------------   ---------------
            Subtotal..........             (10.2)              -                -               -                   9.0
                                    --------------    ----------------    -----------    -------------   ---------------
     Other comprehensive
      income..................             (24.4)              -                -               -                   -
   Purchases/issuances and
     sales/settlements, net...             (14.9)              -                -               -                    .8
  Transfers into/out of
   Level 3 (2)................              25.0               -                -               -                   -
                                    --------------    ----------------    -----------    -------------   ---------------
 Balance, Dec. 31, 2008.......      $      142.5      $        -          $     -        $      -        $          8.3
                                    ==============    ================    ===========    =============   ===============

      (1)  Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

      The table below details changes in unrealized gains (losses) for 2009 and 2008 by category for Level 3 assets still held at December 31, 2009 and 2008, respectively:


                                                            EARNINGS
                                         ----------------------------------------------------
                                                            INVESTMENT          CHANGE IN
                                             NET              GAINS           FAIR VALUE OF
                                          INVESTMENT        (LOSSES),          REINSURANCE
                                            INCOME             NET              CONTRACTS              OCI
                                         --------------    --------------    ----------------     ---------------
                                                                       (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2009
STILL HELD AT DECEMBER 31, 2009:
   Change in unrealized gains
    or losses
     Fixed maturities,
      available-for-sale:
        Corporate....................    $         -       $          -      $           -        $          1.3
        U.S. Treasury, government
          and agency.................              -                  -                  -                   -
        State and political
          subdivisions...............              -                  -                  -                   -
        Foreign governments..........              -                  -                  -                   -
        Commercial
          mortgage-backed............              -                  -                  -                  (8.9)
        Residential
          mortgage-backed............              -                  -                  -                   -
        Asset-backed.................              -                  -                  -                    .7
        Redeemable preferred stock...              -                  -                  -                  19.2
                                         --------------    --------------    ----------------     ---------------
            Subtotal.................              -                  -                  -                  12.3
                                         --------------    --------------    ----------------     ---------------
     Equity securities,
      available-for-sale.............              -                  -                  -                   -
     Other equity investments........              -                  -                  -                   -
     Cash equivalents................              -                  -                  -                   -
     GMIB reinsurance contracts......              -                  -                 (6.9)                -
     Separate Accounts' assets.......              -                  -                  -                   -
                                         --------------    --------------    ----------------     ---------------
         Total.......................    $         -       $          -      $          (6.9)     $         12.3
                                         ==============    ==============    ================     ===============


                                                            Earnings
                                         ----------------------------------------------------
                                                            Investment          Change in
                                             Net              Gains           Fair Value of
                                          Investment        (Losses),          Reinsurance
                                            Income             Net              Contracts              OCI
                                         --------------    --------------    ----------------     ---------------
                                                                       (In Millions)
Full Year 2008:
Still Held at December 31, 2008:
   Change in unrealized gains
    or losses
     Fixed maturities,
       available-for-sale.........      $         -       $          -       $          -        $        (24.4)
     Other equity investments.....                -                  -                  -                   -
     Cash equivalents.............                -                  -                  -                   -
     GMIB reinsurance contracts...                -                  -                  8.4                 -
     Separate Accounts' assets....                -                  -                  -                   -
                                        --------------    --------------    ----------------     ---------------
         Total....................      $         -       $          -       $          8.4      $        (24.4)
                                        ==============    ===============    ================    ===============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2009 and 2008, no assets were required to be measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3 and 7 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                                    DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                      2009                               2008
                                                         --------------------------------   --------------------------------
                                                            CARRYING                           Carrying
                                                             VALUE          FAIR VALUE          Value          Fair Value
                                                         ---------------  ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)
        Mortgage loans on real estate...................  $      149.1     $       151.5     $      176.2     $       176.9
        Policyholders liabilities: investment contracts.         320.1             317.1            326.2             334.5
        Note payable to affiliate.......................          19.7              19.7             23.6              23.6


6)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

         o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

         o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

         o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

         o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                                    GMDB                GMIB              TOTAL
                                                              ----------------   -----------------  -----------------
                                                                                  (IN MILLIONS)
Balance at January 1, 2007...................................  $         .7       $         .4       $         1.1
   Paid guarantee benefits ..................................          (1.3)               -                  (1.3)
   Other changes in reserve..................................           1.8                 .1                 1.9
                                                              ----------------   -----------------  -----------------
Balance at December 31, 2007.................................           1.2                 .5                 1.7
   Paid guarantee benefits...................................          (2.3)               -                  (2.3)
   Other changes in reserve..................................           6.7                2.5                 9.2
                                                              ----------------   -----------------  -----------------
Balance at December 31, 2008.................................           5.6                3.0                 8.6
   Paid guarantee benefits...................................          (2.4)               -                  (2.4)
   Other changes in reserve..................................           1.9                (.4)                1.5
                                                              ----------------   -----------------  -----------------
Balance at December 31, 2009.................................  $        5.1       $        2.6       $         7.7
                                                              ================   =================  =================

      Related GMDB reinsurance ceded amounts were:


                                                           GMDB
                                                     ----------------
                                                      (IN MILLIONS)

Balance at January 1, 2007..........................  $         .6
  Paid guarantee benefits ceded.....................           (.3)
  Other changes in reserve..........................            .9
                                                     ----------------
Balance at December 31, 2007........................           1.2
  Paid guarantee benefits...........................           (.6)
  Other changes in reserve..........................           2.2
                                                     ----------------
Balance at December 31, 2008........................           2.8
   Paid guarantee benefits..........................           (.4)
   Other changes in reserve.........................            .4
                                                     ----------------
Balance at December 31, 2009........................  $        2.8
                                                     ================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

      The December 31, 2009 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                           RETURN
                                             OF
                                          PREMIUM        RATCHET         ROLL-UP         COMBO          TOTAL
                                       ------------ -------------- ---------------- ------------- ---------------
                                                                      (IN MILLIONS)
GMDB:
  Account values invested in:
      General Account..............     $     136      $     191             N/A      $       27     $      354
      Separate Accounts............     $     436      $     599             N/A      $       97     $    1,132
  Net amount at risk, gross........     $       8      $     136             N/A      $       33     $      177
  Net amount at risk, net of
     amounts reinsured.............     $       8      $      97             N/A      $        1     $      106
  Average attained age of
    contractholders................            64.0           64.2           N/A              63.7           64.1
  Percentage of contractholders
    over age 70....................            21.5%          21.1%          N/A              17.4%          21.1%
  Range of contractually specified
    interest rates.................           N/A            N/A             N/A               5.0%           5.0%

GMIB:
  Account values invested in:
      General Account..............           N/A            N/A      $       27             N/A     $       27
      Separate Accounts............           N/A            N/A      $       97             N/A     $       97
  Net amount at risk, gross........           N/A            N/A      $        4             N/A     $        4
  Net amount at risk, net of
     amounts reinsured.............           N/A            N/A      $        -             N/A     $        -
  Weighted average years
     remaining until
     annuitization.................           N/A            N/A               2.9           N/A              2.9
  Range of contractually specified
     interest rates................           N/A            N/A               5.0%          N/A              5.0%

      B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
         -----------------------------------------------------------------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                       INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                            DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2009               2008
                                                                                 ----------------  ----------------
                                                                                            (IN MILLIONS)
      GMDB:
      -----
         Equity.................................................................  $      917        $       843
         Fixed income...........................................................         134                187
         Balanced...............................................................          21                 23
         Other..................................................................          60                 76
                                                                                 ----------------  ----------------
         Total..................................................................  $    1,132        $     1,129
                                                                                 ================  ================

      GMIB:
      -----
         Equity.................................................................  $       73        $        68
         Fixed income...........................................................          17                 19
         Balanced...............................................................           -                  -
         Other..................................................................           7                  6
                                                                                 ----------------  ----------------
         Total..................................................................  $       97        $        93
                                                                                 ================  ================

      C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
          ---------------------------------------------------------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2009 and 2008, MLOA had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.


7)    REINSURANCE

      MLOA uses a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer is obligated to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable should the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for second-to-die products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MLOA variable annuity are similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA continues its practice of maintaining a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20.0 million on single-life policies and $25.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      At December 31, 2009 and 2008, respectively, reinsurance recoverables related to insurance contracts amounted to $135.8 million and $174.8 million, of which $58.3 million and $57.9 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                                   2009              2008              2007
                                                             ----------------- ------------------- ---------------
                                                                                 (IN MILLIONS)
                 Direct premiums............................ $         69.7    $          75.2     $       82.3
                 Assumed....................................             .7                3.5              -
                 Reinsurance ceded..........................          (30.9)             (34.1)           (36.5)
                                                             ----------------- ------------------- ----------------
                 Premiums................................... $         39.5    $          44.6     $       45.8
                                                             ================= =================== ================

                 Variable Life and Investment-type
                    Product Policy Fee Income Ceded......... $         30.4    $          32.4     $       32.9
                                                             ================= =================== ================
                 Policyholders' Benefits Ceded.............. $         28.9    $          86.0     $       47.6
                                                             ================= =================== ================


8)    RELATED PARTY TRANSACTIONS

      Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $45.7 million, $57.1 million and $45.9 million for 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, respectively, MLOA reported an $8.4 million and $8.2 million payable to AXA Equitable in connection with its service agreement.

      Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable and, beginning in 2008, MLOA on a one-year term basis. Premiums earned in 2009 and 2008 under this arrangement totaled approximately $1.0 million and $2.5 million, respectively. Claims and expenses paid in the same respective periods of 2009 and 2008 were $1.0 million and $2.1 million, respectively.

      As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda. MLOA reported $0.4 million and $0.4 million of ceded premiums for 2009 and 2008, respectively.

      In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2.0 million, $2.2 million, and $2.2 million for 2009, 2008 and 2007, respectively.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note was $19.7 million and $23.6 million at December 31, 2009 and 2008, respectively.


9)    SHARE-BASED COMPENSATION

      For 2009, 2008 and 2007, respectively, MLOA recognized compensation costs of $1.3 million, $1.3 million and $3.9 million, for share-based payment arrangements and $0.4 million, $0.7 million and $1.1 million related to employee stock options.

      At December 31, 2009, approximately $0.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 4.2 years.

      On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $0.7 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2009, MLOA recognized compensation expense of approximately $0.1 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 or 2011 under terms then-to-be-determined and approved by the AXA Management Board.


10)   NET INVESTMENT INCOME AND INVESTMENT LOSSES, NET

      The following table breaks out Net investment income by asset category:

                                                           2009              2008              2007
                                                    ------------------ ----------------- ------------------
                                                                         (IN MILLIONS)
          Fixed maturities..........................  $        107.1     $       111.1    $       116.3
          Mortgage loans on real estate.............            11.4              13.1             17.1
          Policy loans..............................             7.9               7.5              7.1
          Derivative instruments....................             -                (1.0)              .5
          Other equity investments..................             (.4)              (.7)             (.6)
          Other investment income...................              .3               2.2              4.1
                                                    ------------------ ----------------- ------------------

          Gross investment income...................           126.3             132.2            144.5
          Investment expenses.......................            (4.6)             (5.9)            (7.2)
                                                    ------------------ ----------------- ------------------

          Net Investment Income.....................  $        121.7     $       126.3    $       137.3
                                                     ================= ================= ==================

      Investment losses, net including changes in the valuation allowances are as follows:

                                                               2009             2008              2007
                                                        ------------------ ----------------- ------------------
                                                                            (IN MILLIONS)
             Fixed maturities.......................... $        (53.2)    $      (38.7)     $     (22.0)
             Mortgage loans on real estate.............           (2.3)             (.1)             -
                                                        ------------------ ----------------- ------------------
             Investment Losses, Net.................... $        (55.5)    $      (38.8)     $     (22.0)
                                                        =================  ================= ==================

      Writedowns of fixed maturities totaled to $52.5 million, $38.4 million and $19.8 million in 2009, 2008 and 2007, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for 2009, 2008 and 2007.

      For 2009, 2008 and 2007, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $82.7 million, $35.3 million and $70.4 million. Gross gains of $20.2 million, $0.4 million and zero and gross losses of $17.7 million, $0.6 million and $3.8 million, respectively, were realized on these sales in 2009, 2008 and 2007, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available-for-sale for 2009, 2008 and 2007 amounted to $220.2 million, $(189.0) million and $(28.7) million, respectively.

      The net unrealized investment losses included in the balance sheets as a component of accumulated other comprehensive loss and the changes for the corresponding years, on a line-by-line basis, follow:

                                                                         2009             2008             2007
                                                                 ------------------ ----------------- --------------
                                                                                       (IN MILLIONS)
           Balance, beginning of year........................    $   (118.4)        $       (26.5)    $       (11.1)
           Changes in unrealized investment gains (losses)...         220.0                 189.0)            (28.7)
           Impact of unrealized investment  (losses) gains
             attributable to:
                DAC and VOBA.................................         (54.6)                 47.6               5.0
                Deferred income taxes........................         (58.0)                 49.5               8.3
                                                                 ------------------ ----------------- --------------
           Balance, End of Year..............................    $    (11.0)        $      (118.4)    $       (26.5)
                                                                 ================== ================= ==============

           Balance, end of period comprises:
              Unrealized investment losses on
                 Fixed maturities.............................   $     (24.4)       $       (244.4)   $        (55.4)
              Impact of unrealized investment gains (losses)
                 attributable to:
                   DAC and VOBA...............................           7.6                  62.2              14.6
                   Deferred income taxes......................           5.8                  63.8              14.3
                                                                 ------------------ ----------------- --------------
           Total..............................................   $     (11.0)       $       (118.4)   $        (26.5)
                                                                 ================== ================= ==============

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.


11)   INCOME TAXES

      A summary of the income tax expense in the statements of earnings follows:


                                                            2009              2008              2007
                                                      ------------------ --------------- -------------------
                                                                          (IN MILLIONS)
           Income tax benefit (expense):
             Current (expense) benefit..............  $           (.9)   $        18.2   $         (2.0)
             Deferred benefit (expense).............              4.1            (24.0)              .9
                                                      ------------------ --------------  -------------------
           Total....................................  $           3.2    $        (5.8)  $         (1.1)
                                                      ================== ==============  ===================

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                      2009              2008              2007
                                                ---------------   ---------------   -----------------
                                                                   (IN MILLIONS)
   Tax at statutory rate......................  $          (.6)   $         21.1    $        (5.2)
   Dividends received deduction...............             4.3               1.2              1.2
   Low income housing credit..................              .6                .5              3.1
   Intercompany and IRS tax settlements.......             -               (29.3)             -
   Other......................................            (1.1)               .7              (.2)
                                                ---------------   ---------------   -----------------
   Income Tax Benefit (Expense)...............  $          3.2    $         (5.8)   $        (1.1)
                                                ===============   ===============   =================

      The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2009                  December 31, 2008
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Reserves and reinsurance...............  $        -        $      27.7      $      208.7      $       -
        DAC....................................           -               23.4              67.6              -
        VOBA...................................           -               51.6               -               64.8
        Investments............................          26.2              -                 -              223.6
        Goodwill and other intangible assets...           -               10.0               -               10.1
        Other..................................           3.0              -                 -                3.5
                                                ---------------   ---------------  ---------------   ---------------
        Total..................................  $       29.2      $     112.7      $      276.3      $     302.0
                                                ===============   ===============  ===============   ===============

      At December 31, 2009, MLOA had no Federal tax loss carryforwards.

      The IRS completed its examination of tax years 2002 through July 8, 2004, the date of MLOA's acquisition by AXA Financial, and issued a Revenue Agent's Report during third quarter 2008 that covered tax years 2002 through July 8, 2004 as well as amended returns for tax years 1998 through 2001. MLOA agreed to all of the proposed adjustments.

      At December 31, 2009 and 2008, respectively, the total amount of unrecognized tax benefits was $17.0 million and $15.1 million, all of which would affect the effective tax rate.

      MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2009 and 2008 were $1.9 million and $0.8 million, respectively. Tax expense for 2009 reflected an expense of $1.1 million in interest expense related to unrecognized tax benefits.

      A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                           2009                 2008                 2007
                                                                   -----------------     ------------------   ----------------
                                                                                            (IN MILLIONS)


      Balance, beginning of year................................    $          14.4       $          10.8      $          10.8
      Additions for tax positions of prior years................                 .7                   9.7                  1.8
      Reductions for tax positions of prior years...............                -                    (4.0)                (1.8)
      Additions for tax positions of current year...............                -                     2.0                   .9
      Reductions for tax positions of current year..............                -                     -                    (.9)
      Settlements with tax authorities..........................                -                    (4.1)                 -
                                                                   -----------------     ------------------   ----------------
      Balance, End of Year......................................    $          15.1       $          14.4      $          10.8
                                                                   =================     ==================   =================

      IRS examinations for periods subsequent to July 8, 2004, the date of MLOA's acquisition by AXA Financial, are expected to commence in 2010. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

12)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) for MLOA represents cumulative gains and losses on investments that are not reflected in earnings. The components of other comprehensive income (loss) for the past three years follow:

                                                                                       DECEMBER 31,
                                                                 -------------------------------------------------------
                                                                       2009               2008               2007
                                                                 ---------------   ------------------ ------------------
                                                                                     (IN MILLIONS)
              Net unrealized gains (losses) on investments:
                 Net unrealized gains (losses) arising
                    during the period..........................   $       223.5      $      (189.3)     $       (30.9)
                 (Gains) losses reclassified into net
                    earnings during the period.................            (2.9)                .3                2.2
                                                                 ---------------   ------------------ ------------------
              Net unrealized gains (losses) on investments.....           226.4             (189.0)             (28.7)
              Adjustments for DAC and VOBA and
                  deferred income tax (expense) benefit........          (112.6)              97.1               13.3
                                                                 ---------------   ------------------ ------------------

              Other Comprehensive Income (Loss)................  $        113.8     $        (91.9)    $        (15.4)
                                                                 ===============   ================== ==================

13)   LITIGATION

      MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


14)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2009, 2008 and 2007, MLOA's statutory net income (loss) was $11.7 million, $(68.2) million and $7.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $283.3 million and $196.7 million at December 31, 2009 and 2008, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2009, 2008 and 2007.

      At December 31, 2009, MLOA, in accordance with various government and state regulations, had $5.2 million of securities deposited with such government or state agencies.

      At December 31, 2009 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2009.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S.

      GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.


15)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2009 and 2008 are summarized below:


                                                                                  THREE MONTHS ENDED
                                                       -------------------------------------------------------------------------
                                                          MARCH 31,          JUNE 30,       SEPTEMBER 30,        DECEMBER 31,
                                                       ----------------   ---------------  -----------------   -----------------
                                                                                    (IN MILLIONS)
        2009
        ----
        Total Revenues..............................   $      76.0        $      55.0      $        44.6       $        63.5
                                                       ===============   ===============  =================   =================

        Earnings (Loss) from Continuing Operations..   $      16.0        $      (5.9)     $       (11.7)      $         6.5
                                                       ===============   ===============  =================   =================

        Net Earnings (Loss).........................   $      16.0        $      (5.9)     $       (11.7)      $         6.5
                                                       ===============   ===============  =================   =================

        2008
        ----
        Total Revenues..............................  $      82.8        $      76.7      $        48.6       $        89.9
                                                      ================   ===============  =================   =================

        Earnings (Loss) from Continuing Operations..  $       1.2        $       4.2      $       (23.2)      $       (48.3)
                                                      ================   ===============  =================   =================

        Net Earnings (Loss).........................  $       1.2        $       4.2      $       (23.2)      $       (48.3)
                                                      ================   ===============  =================   =================

MONY Life Insurance Company of America


Incentive Life Legacy(R)
Incentive Life Legacy(R) II

PROSPECTUS SUPPLEMENT DATED MAY 1, 2010
--------------------------------------------------------------------------------



This Supplement updates certain information in the above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2010, as previously supplemented (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.



LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2010, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2010), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2010, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.















                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104



                       Copyright 2010 MONY Life Insurance
                    Company of America. All rights reserved.


           Incentive Life Legacy(R) and Incentive Life Legacy(R) II,
                         are registered service marks of
                    MONY Life Insurance Company of America.



GIO 01 (5/10)                                                    x02945 (5/10)
NB                                                                      x02415

                                     PART C

                                OTHER INFORMATION

      Item 26.  Exhibits

      (a)   Board of Directors Resolutions.

            (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.

      (b)   Custodian Agreements. Not applicable.

      (c)   Underwriting Contracts.

            (1) Underwriting Agreement among MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp. incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

            (2) Proposed specimen agreement between MONY Securities Corp. and registered representatives incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

            (3) Specimen commission schedule (Career Contract Schedule) incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

            (4) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (7) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-104162) filed on April 25, 2006.

            (8) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC. incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-104162) filed on April 25, 2006.

            (9) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

      (d)   Contracts.

            (1) Form of Flexible Premium Variable Life Insurance Policy (Form 06 - 100 - Return of Premium Jurisdictions), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (2)(i) Form of Flexible Premium Variable Life Insurance Policy (Form 06 - 100 - Return of Account Value Jurisdiction), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (2)(ii) Form of Variable Life Insurance Policy (Form 09 - 100),
                    previously filed with this Registration Statement on Form N-6 (File No. 333-134304) on August 26, 2009.

            (3) Form of Children's Term Rider (Form R94-218), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (4) Form of Disability Rider - Waiver of Monthly Deductions (Form R94-216), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (5) Form of Option to Purchase Additional Insurance Rider (Form R94-204), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (6)(i) Form of Extended No Lapse Guarantee Rider (Form R06-20), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (6)(ii) Form of Extended No Lapse Guarantee Rider (Form R09-20),
                    previously filed with this Registration Statement on Form N-6 (File No. 333-134304) on August 26, 2009.

            (7)(i) Form of Paid Up Death Benefit Guarantee Endorsement (Form S.05-30), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (7)(ii) Form of Paid Up Death Benefit Guarantee Endorsement (Form
                    S.09-30), previously filed with this Registration Statement on Form N-6 (File No. 333-134304) on August 26, 2009.

            (8) Form of Substitution of Insured Person Rider (Form R94-212), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (9) Form of Accelerated Death Benefit Rider (Form R06-70), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (10) Form of Loan Extension Endorsement (Form S.05-20), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (11) Form of Accelerated Death Benefit for Long-Term Care Services Rider (Form R06-90), previously filed with the initial registration statement on Form N-6 (File No. 333- 134304) filed on May 19, 2006.

            (12)    Form of Endorsement (filed herewith).

            (13) Form of Charitable Legacy Rider, previously filed with this Registration Statement on Form N-6 (File No. 333-134304) on August 26, 2009.


      (e)   Applications.

            (1) Form of Application for Life Insurance (Form AMIGV-2005), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

                 (a) Revised Form of Application for Life Insurance
                     (AMIGV-2005), incorporated herein by reference to Exhibit 26(e)(iv)(a) to Registration Statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

                 (b) Form of Application for Life Insurance (AMIGV-2009), is
                     incorporated herein by reference to Exhibit 26(e)(i)(b) to Registration Statement on Form N-6, File No. 333-134307, filed on August 18, 2009.

            (2) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL DB 2005), incorporated herein by reference to Exhibit 26(e)(v) to the Registration Statement on Form N-6 (File No. 333-134307) filed on April 25, 2007.

                 (a) Revised Form of Variable Universal Life Supplement to the
                     Application (Form No. VUL-GV/IL DB 2005), incorporated herein by reference to Exhibit 26(e)(v)(a) to Registration Statement on Form N-6 (File No. 333-103199), filed on April 22, 2008.

                 (b) Form of Variable Universal Life Supplement to the
                     Application (Form No. 180-6006a (2009), is incorporated herein by reference to Exhibit 26(e)(v)(b) to Registration Statement on Form N-6 (File No. 333-134307), filed on August 18, 2009.

            (3) Form of Application (AXA 301-01), incorporated herein by reference to Exhibit 26(e)(iii)(a) to Registration Statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g)   Reinsurance Contracts.

      (1) Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States, incorporated herein by reference to Exhibit No. 27(g) to Registration Statement on Form N-6 (File No. 333-103202) filed on April 4, 2002.


(h)   Participation Agreements.

      (1) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-134304 on August 25, 2006.

      (3) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

                (i) Form of Amendment dated April 30, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

      (4)(i) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (4)(ii) Amendment No 1, dated February 19, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement is filed herewith.

      (5)(i) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (5)(ii) Amendment No 1, dated February 16, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement is filed herewith.

      (6)(i) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (6)(ii) Amendment No 1, dated April 1, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement is filed herewith.

      (7)(i) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (7)(ii) Amendment No 1, dated February 18, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement is filed herewith.

      (8) Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

      (9) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

      (10) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Company, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

      (11) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

      (12) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

      (13) Participation Agreement between Van Eck Worldwide Insurance Trust and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(i)    Administrative Contracts.

       (1) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit
             10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)    Other Material Contracts. Not applicable.

(k)    Legal Opinion.

       (1)   Opinion and consent of Dodie Kent, Esq. filed herewith.

(l)    Actuarial Opinion.

       (2) Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America was previously filed with the Registration Statement on Form N-6 (File No. 333-134304), filed on April 22, 2009.

       (3) Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America was previously filed with the Registration Statement on Form N-6 (File No. 333-134304), filed on August 26, 2009.

       (4) Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America filed herewith.

(m)    (1)   Calculation was previously filed with this Registration Statement on Form N-6 (File No. 333-134304), filed on April 22, 2009.

       (2) Calculation was previously filed with this Registration Statement on Form N-6 (File No. 333-134304), filed on April 22, 2009.

       (3)   Calculation, filed herewith.

(n)    Other Opinions.

       (1)(i) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, was previously filed with this Registration Statement on Form N-6 (File No. 333-134304), filed on April 22, 2009.

       (1)(ii)Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, filed herewith.

       (2)    Powers of Attorney, filed herewith.

(o)    Omitted Financial Statements. No financial statements are omitted from
       Item 24.

(p)    Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

------------------

ITEM 27.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Executive Vice President

*Claude Methot                              Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Associate General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            Deputy General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

      Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

     The AXA  Group  Organizational  Charts  January  1st 2009 are  incorporated
herein  by  reference  to  Exhibit  26  to  Registration   Statement  (File  No.
333-160951) on Form N-4, filed October 23, 2009.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
        AS OF :  DECEMBER 31, 2009


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
                                                                                                  --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                 DE             NY
----------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                  Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                    Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     787 Holdings, LLC                                                              Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                              DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                               Insurance        Bermuda         Bermuda
        --------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                                  DE             NY
        --------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                               DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                            Operating           DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                           Operating           AL             AL
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                   Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                    Operating           MA             MA
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                           Operating           NV             NV
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                      Operating          P.R.           P.R.
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                           Operating           TX             TX
           -----------------------------------------------------------------------------------------------------------------------
           PlanConnect, LLC                                                         Operating           DE             NY
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                         Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                           Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                        Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                               Investment          **
           -----------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      HCO              NY             NY
           -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -----------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                                     HCO              DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               Investment          DE             PA
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                  Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                               Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              --------------------------------------------------------------------------------------------------------------------

                                                                                                  Parent's
                                                                                      Number of  Percent of
                                                                         Federal       Shares    Ownership          Comments
                                                                        Tax ID #        Owned    or Control (e.g., Basis of Control)
                                                                        ---------       -----    ---------- -----------------------
                                                                       -------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                13-3623351
------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       75-2961816                  100.00%
     -------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     13-4194065                  100.00%
     -------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       13-4194080                  100.00%
     -------------------------------------------------------------------------------
     787 Holdings, LLC                                                 See Note 19                 100.00%
     -------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)             52-2197822             -    100.00%
     -------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  14-1903564       250,000    100.00%
        ----------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                 13-4078005         1,000    100.00%
        ----------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                              13-4071393             -    100.00%
           -------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               06-1555494             -    100.00%
           -------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              06-1562392             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      13-4085852             -    100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       04-3491734             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              13-3389068                  100.00%
              ----------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         66-0577477                  100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              75-2529724         1,050    100.00%
           -------------------------------------------------------------------------
           PlanConnect, LLC                                            27-1540220                  100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            13-5570651     2,000,000    100.00%   NAIC # 62944
        ----------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              13-3385076             -          -   G.P & L.P.
           -------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           13-3385080             -          -   G.P.
           -------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       -                 -          -   **
           -------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                      22-2766036             -    100.00%
           -------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                     13-2677213     5,000,000    100.00%
           -------------------------------------------------------------------------
           EVSA, Inc.                                                  23-2671508            50    100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)     13-3198083                  100.00%
        ----------------------------------------------------------------------------
        MONY Life Insurance Company *                                  13-1632487                  100.00%
        ----------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

     As of December 31, 2009, AXF's subsidiaries own 44.81% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
            AXA Financial Bermuda, held directly 15,276,937 AllianceBernstein Units (5.50%),
            AXA Equitable Life directly own 29,100,290 AllianceBernstein
            Units (10.49%),
            ACMC, Inc. own 66,220,822 AllianceBernstein Units (23.86%), and
            As of December 31, 2009, MONY owns 6,841,642 (2.47%)
            AllianceBernstein Units and MLOA owns 2,587,472 (.93%) AllianceBernstein Units

     AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

     In addition, ACMC, Inc. own 722,178 units (0.26%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.30%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11.  Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

12.  Effective May 26, 2005, Matrix Capital Markets Group was sold.

12.  Effective May 26, 2005, Matrix Private Equities was sold.

13.  Effective December 2, 2005, Advest Group was sold.

14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

15.  Effective July 11, 2007, Frontier Trust Company, FSB was sold.

16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

19. The EIN for 787 Holdings, LLC is 27-0294443, to be used for federal employment taxes and certain federal excise taxes.
        For federal tax purposes, it should generally use AXA Financial's EIN, which is 13-3623351.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

    Dissolved - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was
                   sold to Credit Suisse Group.
              - 100 Federal Street Funding Corporation was dissolved August 31,
                   1998.
              - 100 Federal Street Realty Corporation was dissolved December 20,
                   2001.
              - CCMI Corp. was dissolved on October 7, 1999.
              - ELAS Realty, Inc. was dissolved January 29, 2002.
              - EML Associates, L.P. was dissolved March 27, 2001.
              - EQ Services, Inc. was dissolved May 11, 2001.
              - Equitable BJVS, Inc. was dissolved October 3, 1999.
              - Equitable Capital Management Corp. became ECMC, LLC on
                   November 30, 1999.
              - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
              - Equitable JVS II, Inc. was dissolved December 4, 1996
              - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                   dissolved on December 31, 2000.
              - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
              - EREIM Managers Corporation was dissolved March 27, 2001.
              - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
              - EVLICO, Inc. was dissolved in 1999.
              - Franconom, Inc. was dissolved on December 4, 2000.
              - GP/EQ Southwest, Inc. was dissolved October 21, 1997
              - HVM Corp. was dissolved on Feb. 16, 1999.
              - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
              - Prime Property Funding, Inc. was dissolved in Feb. 1999.
              - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
              - Six-Pac G.P., Inc. was dissolved July 12,1999
              - Paramount Planners, LLC., a direct subsidiary of AXA
                   Distribution Holding Corporation, was dissolved on December 5, 2003
              - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
              - ECLL Inc. was dissolved July 15, 2003
              - MONY Realty Partners, Inc. was dissolved February 2005.
              - Wil-Gro, Inc. was dissolved June, 2005.
              - Sagamore Financial LLC was dissolved August 31, 2006.
              - Equitable JVS was dissolved August, 2007.
              - Astor Times Square Corp. dissolved as of April 2007.
              - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
              - PC Landmark, Inc. has been administratively dissolved.
              - EJSVS, Inc. has been administratively dissolved.
              - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           -----------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                               Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                Operating           VT             VT
              --------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                    Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                             Investment          DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                  Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                  See Attached Listing B
              --------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                 Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                 Operating           DE             AL
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                             Operating           DE          CT, ME,NY
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC            Operating           MA             MA
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   Operating           TX             TX
              --------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)         Operating           DE             NJ
              --------------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                            Federal     Shares    Ownership          (e.g.,
                                                                           Tax ID #      Owned    or Control    Basis of Control)
                                                                           ---------     -----    ----------   -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company *
     ---------------------------------------------------------------------
       Equitable Holdings, LLC
       -------------------------------------------------------------------------------
          ELAS Securities Acquisition Corporation                         13-3049038       500      100.00%
          ----------------------------------------------------------------------------
          Equitable Casualty Insurance Company *                          06-1166226     1,000      100.00%
          ----------------------------------------------------------------------------
          ECMC, LLC   (See Note 4 on Page 2)                              13-3266813         -      100.00%
          ----------------------------------------------------------------------------
             Equitable Capital Private Income & Equity                                                         ECMC is G.P.
               Partnership II, L.P.                                       13-3544879         -           -     ("Deal Flow Fund II")
          ----------------------------------------------------------------------------
          AllianceBernstein Corporation (See Note 4 on Page 2)            13-3633538       100      100.00%
          ----------------------------------------------------------------------------
              See Attached Listing B
          ----------------------------------------------------------------------------
          AXA Distributors, LLC                                           52-2233674         -      100.00%
          ----------------------------------------------------------------------------
             AXA  Distributors Insurance Agency of Alabama, LLC           52-2255113         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency, LLC                       06-1579051         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of
               Massachusetts, LLC                                         04-3567096         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of Texas, Inc.             74-3006330     1,000      100.00%
          ----------------------------------------------------------------------------
          J.M.R. Realty Services, Inc.                                    13-3813232     1,000      100.00%
          ----------------------------------------------------------------------------
          Equitable Structured Settlement Corp. (See Note 8 on Page 2)    22-3492811       100      100.00%
          ----------------------------------------------------------------------------

*  Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
          Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
          Effective January 1, 2002, Equitable Distributors, Inc. merged into
            AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                               State of       State of
                                                                               Type of        Incorp. or      Principal
                                                                              Subsidiary       Domicile       Operation
                                                                              ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation                                                       DE             NY
              -------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)      HCO (NYSE: AB)        DE             NY
                 ----------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)               Operating           DE             NY
                 ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                      Operating           NH             NY
                    -------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                        HCO              DE             MA
                    -------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                              HCO              DE             NY
                    -------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                        Operating           DE             NY
                    -------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                    HCO              DE             NY
                     ------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                        Operating         India           India
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                   Operating       Argentina       Argentina
                       ----------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                   HCO              DE             NY
                       ----------------------------------------------------------------------------------------------------
                        AllianceBernstein Japan Inc.                              HCO              DE            Japan
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                  Operating         Japan           Japan
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia
                          Limited                                             Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.         Operating         Brazil         Brazil
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                              Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                            Operating        Germany         Germany
                                -------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited            Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                    Operating          Lux.           Lux.
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                Operating         France         France
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.          Operating         Mexico         Mexico
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                    Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                         Operating         Canada         Canada
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                  Operating      New Zealand     New Zealand
                       ----------------------------------------------------------------------------------------------------

                                                                                                      Parent's
                                                                                         Number of   Percent of       Comments
                                                                              Federal     Shares     Ownership          (e.g.,
                                                                             Tax ID #      Owned     or Control    Basis of Control)
                                                                             ---------     -----     ----------   ------------------
AXA Financial, Inc.
---------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------
         Equitable Holdings, LLC
         ------------------------------------------------------------------------------
            AllianceBernstein Corporation                                 13-3633538                            owns 1% GP interest
                                                                                                                in AllianceBernstein
                                                                                                                L.P. and 100,000 GP
                                                                                                                units in
                                                                                                                AllianceBernstein
                                                                                                                Holding L.P.
            ---------------------------------------------------------------------------
               AllianceBernstein Holding L.P. (See Note 4 on Page 2)      13-3434400
               ------------------------------------------------------------------------
               AllianceBernstein L.P.  (See Note 4 on Page 2)             13-4064930
               ------------------------------------------------------------------------
                  AllianceBernstein Trust Company, LLC                    13-4064930                  100.00%   Sole member interest
                  ---------------------------------------------------------------------
                  Cursitor Alliance LLC                                   22-3424339                  100.00%
                  ---------------------------------------------------------------------
                  Alliance Capital Management LLC                              -                      100.00%
                  ---------------------------------------------------------------------
                     Sanford C. Bernstein & Co., LLC                      13-4132953                  100.00%
                  ---------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware               13-2778645            10    100.00%
                   ---------------------------------------------------------------------
                     ACAM Trust Company Private Ltd.                           -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Argentina) S.R.L.                      -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     ACM Software Services Ltd.                           13-3910857                  100.00%
                     ------------------------------------------------------------------
                     Alliance Barra Research Institute, Inc.              13-3548918         1,000    100.00%
                     ------------------------------------------------------------------
                      AllianceBernstein Japan Inc.                         13-3009358
                     ------------------------------------------------------------------
                              AllianceBernstein Japan Ltd.                     -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Invest. Management Australia
                        Limited                                                -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Global Derivatives Corp.           13-3626546         1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Investimentos (Brazil) Ltda.            -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     AllianceBernstein Limited                                 -           250,000    100.00%
                     ------------------------------------------------------------------
                              ACM Bernstein GmbH                               -                      100.00%
                              ---------------------------------------------------------
                              AllianceBernstein Services Limited               -             1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Luxembourg) S.A.                       -             3,999     99.98%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns .025%
                     ------------------------------------------------------------------
                              AllianceBernstein (France) SAS                   -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Mexico) S. de R.L. de C.V.             -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Australia Limited                       -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------
                     AllianceBernstein Canada, Inc.                       13-3630460        18,750    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein New Zealand Limited                     -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------------
         Equitable Holdings, LLC
         -----------------------------------------------------------------------------------------------------------------------
            AllianceBernstein Corporation                                                             DE             NY
            --------------------------------------------------------------------------------------------------------------------
               AllianceBernstein L.P.                                             Operating           DE             NY
               -----------------------------------------------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)                 HCO              DE             NY
                  --------------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                   Operating       So Africa       So Africa
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                           Operating       Singapore       Singapore
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                       HCO          Mauritius       Mauritius
                     -----------------------------------------------------------------------------------------------------------
                              Alliance Capital Asset Management (India)
                                 Private Ltd                                      Operating         India           India
                              --------------------------------------------------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                     Operating         India           India
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                           HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                           Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.               Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                                   HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.              Operating         Korea           Korea
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                          Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.                    Operating           DE             TX
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                          Operating       Hong Kong       Hong Kong
                     -----------------------------------------------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                       Operating         Taiwan         Taiwan
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                 Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.          Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                      Inactive       Australia       Australia
                     -----------------------------------------------------------------------------------------------------------

                                                                                                     Parent's
                                                                                         Number of  Percent of        Comments
                                                                              Federal     Shares     Ownership         (e.g.,
                                                                             Tax ID #     Owned     or Control    Basis of Control)
                                                                             ---------    -----     ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      ----------------------------------------------------------------------
         Equitable Holdings, LLC
         --------------------------------------------------------------------------------
            AllianceBernstein Corporation                                   13-3633538
            -----------------------------------------------------------------------------
               AllianceBernstein L.P.                                       13-4064930
               --------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)        13-2778645
                  -----------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                  -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                          -                   100.00%
                     --------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                   -                   100.00%
                     --------------------------------------------------------------------
                              Alliance Capital Asset Management (India)          -                    75.00%   3rd party (Ankar
                                 Private Ltd                                                                   Capital India Pvt.
                                                                                                               Ltd.) owns 25%
                              -----------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                    -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                  13-3441277     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                     75-3165543               100.00%
                     --------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.         52-1671668     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                          13-3802178               100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.             -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                    13-3191825       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.              13-3211780       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                         -                   100.00%
                     --------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                      -                    99.00%   Others own 1%
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                -                   100.00%
                     --------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.         -                   100.00%   Devonshire House,
                                                                                                               1 Mayfair Place
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                    -                   100.00%   Inactive
                     --------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING C - MONY
----------------



                                                                                                   State of       State of
                                                                                   Type of        Incorp. or      Principal
                                                                                  Subsidiary       Domicile       Operation
                                                                                  ----------       --------       ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                                  Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                                    Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------------------------------------------------
      MONY Life Insurance Company *                                               Insurance           NY             NY
      --------------------------------------------------------------------------------------------------------------------------
         MONY International Holdings, LLC                                            HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*           Insurance       Argentina       Argentina
            --------------------------------------------------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                         HCO           Jamaica         Jamaica
            --------------------------------------------------------------------------------------------------------------------
            MBT, Ltd.                                                             Operating     Cayman Islands Cayman Islands
            --------------------------------------------------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                     Operating         Brazil         Brazil
               -----------------------------------------------------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*                 Insurance     Cayman Islands Cayman Islands
         -----------------------------------------------------------------------------------------------------------------------
         MONY Life Insurance Company of America*                                  Insurance           AZ             NY
         -----------------------------------------------------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                                  Insurance           OH             OH
         -----------------------------------------------------------------------------------------------------------------------
         MONY Financial Services, Inc.                                               HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                                      Operating           OH             OH
            --------------------------------------------------------------------------------------------------------------------
            MONY Brokerage, Inc.                                                  Operating           DE             PA
            --------------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                                 Operating           OH             OH
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                              Operating           AL             AL
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                                Operating           TX             TX
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.                        Operating           MA             MA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                           Operating           WA             WA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                           Operating           NM             NM
            --------------------------------------------------------------------------------------------------------------------
            1740 Ventures, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                                   Operating           GA             GA
            --------------------------------------------------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                                 Operating           DE             GA
            --------------------------------------------------------------------------------------------------------------------
            MONY Assets Corp.                                                        HCO              NY             NY
            --------------------------------------------------------------------------------------------------------------------
               MONY Benefits Management Corp.                                     Operating           DE             NY
            --------------------------------------------------------------------------------------------------------------------
            1740 Advisers, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            MONY Securities Corporation                                           Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.                    Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------
               Trusted Investment Advisers Corp.                                  Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                           Federal      Shares    Ownership          (e.g.,
                                                                          Tax ID #       Owned    or Control    Basis of Control)
                                                                          ---------      -----    ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                           75-2961816                  100.00%
   -----------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                         13-4194065                  100.00%
   -----------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                           13-4194080                  100.00%
   -----------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------
      MONY Life Insurance Company *                                      13-1632487                  100.00%
      --------------------------------------------------------------------------------
         MONY International Holdings, LLC                                13-3790446                  100.00%
         -----------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*  98-0157781                  100.00%
            --------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                                          99.00%
            --------------------------------------------------------------------------
            MBT, Ltd.                                                    98-0152047                  100.00%  79% by MONY Int'l
                                                                                                              Holdings & 21% by
                                                                                                              MONY Financial
                                                                                                              Resources
            --------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                                         99.00%
               -----------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*        98-0152046                  100.00%
         -----------------------------------------------------------------------------
         MONY Life Insurance Company of America*                         86-0222062                  100.00%
         -----------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                         38-2046096       405,000    100.00%
         -----------------------------------------------------------------------------
         MONY Financial Services, Inc.                                   11-3722370         1,000    100.00%
         -----------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                             31-1465146            99     99.00%
            --------------------------------------------------------------------------
            MONY Brokerage, Inc.                                         22-3015130         1,500    100.00%
            --------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                        31-1562855             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                     62-1699522             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                       74-2861481            10    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.               06-1496443             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                  91-1940542             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                  62-1705422             1    100.00%
            --------------------------------------------------------------------------
            1740 Ventures, Inc.                                          13-2848244         1,000    100.00%
            --------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                          58-1660289           500    100.00%
            --------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                        22-1990598         1,000    100.00%
            --------------------------------------------------------------------------
            MONY Assets Corp.                                            13-2662263       200,000    100.00%
            --------------------------------------------------------------------------
               MONY Benefits Management Corp.                            13-3363383         9,000    100.00%
            --------------------------------------------------------------------------
            1740 Advisers, Inc.                                          13-2645490        14,600    100.00%
            --------------------------------------------------------------------------
            MONY Securities Corporation                                  13-2645488         7,550    100.00%
            --------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.           41-1941465         1,000    100.00%
               -----------------------------------------------------------------------
               Trusted Investment Advisers Corp.                         41-1941464             1    100.00%
               -----------------------------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

      Item 29.    Indemnification

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers,
Chubb Insurance Company, AXIS Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Item 30.   PRINCIPAL UNDERWRITERS

         (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

         AXA Advisors and AXA Distributors, both affiliates of AXA
Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account A. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President and Divisional
                                      President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Maurya Keating                       Vice President and Associate
                                      General Counsel

*Anthony Sages                        Chief Sales Officer

*Francesca Divone                     Secretary


*Susan Vesey                          Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director, Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*Gary Hirschkron                      Executive Vice President

*Michael McCarthy                     Director, Senior Vice President and
                                      National Sales Manager

*Joanne Petrini-Smith                 Executive Vice President

*Lee Small                            Senior Vice President and
                                      National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Michael Gregg                        Executive Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Harvey Fladeland                     Senior Vice President

*Andrew Marrone                       Senior Vice President

*Kevin Molloy                         Senior Vice President

*Marian Sole                          Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mary Toumpas                         Senior Vice President

*Ronald R. Quist                      Vice President and Treasurer

*Norman J. Abrams                     Vice President and General Counsel

*Nicholas Gismondi                    Vice President and Chief Financial Officer

*Gregory Lashinsky                    Assistant Vice President - Financial
                                      Operations Principal

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

      Item 31.    Location of Accounts and Records

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison Street, Syracuse, New York 13202.

      Item 32.    Management Services

      All management contracts are discussed in Part A or Part B.

      Item 33.    Fee Representation

      MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 21st day of April, 2010.


                                 MONY America Variable Account L of
                                 MONY Life Insurance Company of America
                                         (Registrant)

                                 By: MONY Life Insurance Company of America
                                         (Depositor)


                                 By: /s/ Dodie Kent
                                    --------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    MONY Life Insurance Company of America

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on the 21st day of April, 2010.


                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   --------------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company of America


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board,
                                           President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:


Christopher M. Condron     Mary R. (Nina) Henderson          Joseph H. Moglia
Henri de Castries          James F. Higgins                  Lorie A. Slutsky
Denis Duverne              Peter S. Kraus                    Ezra Suleiman
Charlynn Goins             Scott D. Miller                   Peter J. Tobin
Anthony J. Hamilton


*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 21, 2010

                                  EXHIBIT INDEX

EXHIBIT
NO.          DESCRIPTION                                                                TAG VALUES
----------   ----------------------------------------------------------------           ----------
(h)(4)(ii)   Amendment No 1, dated February 19, 2010, to the Fund                       EX-99.h4ii
             Participation Agreement (the "Agreement") among AXA Equitable
             Life Insurance Company, American Century Investment Management,
             Inc., and American Century Investment Services, Inc. (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement

(h)(5)(ii)   Amendment No 1, dated February 16, 2010, to the Fund                       EX-99.h5ii
             Participation Agreement (the "Agreement") among AXA Equitable
             Life Insurance Company, Goldman Sachs Variable Insurance Trust,
             Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co.,
             dated October 20, 2009 (together, the "Parties"), adding MONY
             Life Insurance Company of America as a Party to the Agreement

(h)(6)(ii)   Amendment No 1, dated April 1, 2010, to the Fund                           EX-99.h6ii
             Participation Agreement (the "Agreement") among AXA Equitable
             Life Insurance Company, Ivy Funds Variable Insurance Portfolios
             and Waddell & Reed, Inc., (together, the "Parties"), adding MONY
             Life Insurance Company of America as a Party to the Agreement

(h)(7)(ii)   Amendment No 1, dated February 18, 2010, to the Fund                       EX-99.h7ii
             Participation Agreement (the "Agreement") among AXA Equitable
             Life Insurance Company, Lazard Retirement Series, Inc., and
             Lazard Asset Management Securities LLC, (together, the
             "Parties"), adding MONY Life Insurance Company of America as a
             Party to the Agreement

(k)(1)       Opinion and consent of Dodie Kent, Esq.                                    EX-99.k1

(l)(3)       Opinion and consent of Brian Lessing, FSA, MAAA,
             Vice President and Actuary of MONY America                                 EX-99.l2

(m)(3)       Calculation                                                                EX-99.m2

(n)(1)(ii)   Consent of PricewaterhouseCoopers LLP, independent
             registered public accounting firm                                          EX-99.n1ii

(n)(2)       Powers of Attorney                                                         EX-99.n2

                                   C-12